UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: _08/31/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free Income
Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free Income Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2020, the U.S.
economy contracted in 2020’s first and second quarters in
response to the novel coronavirus (COVID-19) pandemic.
The U.S. Federal Reserve (Fed), having lowered the federal
funds rate three times in 2019 amid global trade tensions,
held the rate unchanged through February 2020. However,
given larger economic risks posed by COVID-19, the Fed
lowered its key rate by 0.50% on March 3 and further by
1.00% on March 15, decreasing the rate during the period
from 1.75% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced broad quantitative easing
measures to support credit markets.
During the six-month period, municipal bonds delivered
marginally positive total returns as investors were attracted to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-
rate declines and recent actions by the Fed to support the
municipal bond market.
On July 1, 2020, we appointed Ben Barber, as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August 31,
2020. The information is not a complete analysis of every
aspect of any market, country, industry, security or fund.
Statements of fact are from sources considered reliable.

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Semiannual Report
2
Contents
Semiannual Report
Municipal Bond Market Overview
...................
3
Investment Strategy and Manager’s Discussion
.......
4
Franklin Federal Intermediate-Term Tax-Free
Income Fund
....................................
5
Franklin Federal Limited-Term Tax-Free Income Fund
..
10
Franklin High Yield Tax-Free Income Fund
...........
15
Franklin Massachusetts Tax-Free Income Fund
.......
20
Franklin Municipal Green Bond Fund
................
25
Franklin New Jersey Tax-Free Income Fund
..........
30
Financial Highlights and Statement of Investments
....
35
Financial Statements
.............................
128
Notes to Financial Statements
.....................
137
Shareholder Information
..........................
154
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Municipal Bond Market Overview
Beginning in March 2020, the global spread of the novel
coronavirus and the drastic measures individual countries
implemented to limit infections shocked both equity and
fixed income markets. Investors sought perceived safe
havens, driving U.S. Treasury (UST) yields lower and
causing a surge in volatility. In the municipal bond market, sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
municipal bond funds, reversing half of the inflows seen
throughout 2019. Ratios of municipal bond yields versus
duration-matched USTs cheapened across all maturity
buckets, surpassing levels reached during the global
financial crisis. Municipal bond issues closely related to
the impact of the virus, including states like New York and
New Jersey and sectors like transportation, retreated more
than other parts of the market. In March, the U.S. Federal
Reserve announced it would begin purchasing municipal
bonds as needed to support market stability; however, there
were still significant dislocations within the secondary bond market at month-end, and new issuance had all but stopped.
Moving into April and continuing through August, municipal
bond market technical conditions improved as funds flowed
into the market and were met with negative net supply
of tax-exempt bonds. Ratios of municipal bonds versus
USTs tightened but remained significantly wider than at the
beginning of 2020. Throughout the sector, municipal issuers
projected large deficits reaching into 2021 as revenues
from tax receipts and usage fees fall while costs of services increase.
The Investment Company Institute (ICI) reported net inflows
of approximately $11 billion into municipal bond mutual
funds in August 2020. Since March, over half of the record
outflows in March, $42 billion, had returned to the sector.
For the six-month period, municipal bond mutual funds had
approximately $9 billion of net outflows, according to the ICI.
For the six-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +0.19% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +3.42% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +3.11% total return.
1
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
which posted a +19.63% total return for the period.
1
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Investment Strategy and Manager’s Discussion
Investment Strategy
We use a consistent, disciplined strategy with the objective of maximizing tax-free income and capital preservation
by focusing on credit selection. We seek to maintain
exposure to securities that produce high tax-free income,
while balancing risk and return within each Fund’s range
of allowable investments. We do not purchase high-yield
securities in our investment-grade funds; however, if a
security is downgraded, we are not required to sell it. Our
security selection process includes purchasing securities that we believe are undervalued in the market and which have
met our credit selection criteria. We do not use leverage
or derivatives, which could add volatility and contribute to underperformance in adverse markets.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15–30 year maturity range for the long-term funds, 10 to 15 years for the
intermediate-term fund, and five years or less for the limited-
term fund, which allowed us to achieve our objective of
maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of
fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the period ended August
31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal income taxes as is consistent with prudent
investment management and preservation of capital by
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-
weighted average portfolio maturity (the time in which the
debt must be repaid) of three to 10 years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.39 on February 29, 2020, to
$12.32 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.2462 cents per share for the reporting period.
2
The Performance Summary beginning on page 7
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.13%, based on an
annualization of the 2.2350 cents per share August dividend
and the maximum offering price of $12.60 on
August 31, 2020. An investor in the 2020 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.60% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six
months under review as we sought to maximize tax-free
income for shareholders. Please read the Investment
Strategy and Manager’s Discussion on page 4 for more
information.
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 16.36%
AA 56.02%
A 17.47%
BBB 4.96%
Refunded 4.20%
Not Rated 0.99%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Transportation 24.70%
General Obligation 18.51%
Utilities 16.05%
Hospital & Health Care 11.80%
Refunded** 8.58%
Tax-Supported 8.07%
Subject to Government Appropriations 6.17%
Higher Education 4.22%
Other Revenue 1.65%
Housing 0.25%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
40
.

Franklin Federal Intermediate-Term Tax-Free Income Fund
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Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We
believe our conservative, buy-and-hold investment strategy
can help us achieve high, current, tax-free income for
shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.52% -1.74%
1-Year +2.60% +0.29%
5-Year +13.52% +2.10%
10-Year +33.23% +2.68%
Advisor
6-Month +0.57% +0.57%
1-Year +2.85% +2.85%
5-Year +14.32% +2.71%
10-Year +34.72% +3.03%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.13% 3.60% 0.50% 0.41% 0.84% 0.69%
Advisor 2.43% 4.11% 0.76% 0.67% 1.28% 1.13%
See page 8 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of proj-
ects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.132462
A1 $0.141679
C $0.107832
R6 $0.151541
Advisor $0.147955
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.81%
Advisor 0.46% 0.56%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.20 $3.57 $1,021.65 $3.60 0.71%
A1 $1,000 $1,005.20 $2.82 $1,022.39 $2.84 0.56%
C $1,000 $1,002.40 $5.60 $1,019.62 $5.65 1.11%
R6 $1,000 $1,006.00 $2.02 $1,023.20 $2.03 0.40%
Advisor $1,000 $1,005.70 $2.31 $1,022.90 $2.33 0.46%

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Semiannual Report
Franklin Federal Limited-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Limited-Term
Tax-Free Income Fund covers the period ended August 31,
2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal income taxes as is consistent with prudent
investment management and preservation of capital by
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-
weighted average portfolio maturity (the time in which the
debt must be repaid) of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, increased from $10.59 on February 29, 2020,
to$10.61 on August 31, 2020. The Fund’s Class A shares
paid dividends totaling 6.0438 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 12 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.00% based
on an annualization of the 0.8999 cents per share August
dividend and the maximum offering price of $10.85 on
August 31, 2020. An investor in the 2020 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 1.68% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 30.42%
AA 44.19%
A 13.28%
BBB 1.50%
Refunded 10.07%
Not Rated 0.54%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from SP-1 (highest) to SP-3 (lowest) for short-term bonds and from AAA (highest)
to D (lowest) for long-term bonds. The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
General Obligation 40.19%
Refunded** 17.19%
Utilities 12.54%
Subject to Government Appropriations 8.41%
Transportation 7.17%
Higher Education 4.48%
Other Revenue 2.29%
Tax-Supported 2.25%
Housing 2.02%
Hospital & Health Care 1.91%
Corporate-Backed 1.55%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
64
.

Franklin Federal Limited-Term Tax-Free Income Fund
11
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Semiannual Report
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Franklin Federal Limited-Term Tax-Free Income Fund
12
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.77% -1.50%
1-Year +1.95% -0.34%
5-Year +7.45% +0.99%
10-Year +14.84% +1.16%
Advisor
5
6-Month +0.99% +0.99%
1-Year +2.21% +2.21%
5-Year +8.69% +1.68%
10-Year +16.79% +1.56%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.00% 1.68% 0.38% 0.23% 0.64% 0.39%
Advisor 1.27% 2.15% 0.63% 0.48% 1.06% 0.81%
See page 13 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
13
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of proj-
ects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
7. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.060438
A1 $0.065836
R6 $0.075482
Advisor $0.073808
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.65% 0.81%
Advisor 0.40% 0.56%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
14
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.70 $3.25 $1,021.97 $3.28 0.64%
A1 $1,000 $1,008.20 $2.75 $1,022.46 $2.77 0.54%
R6 $1,000 $1,009.10 $1.84 $1,023.38 $1.85 0.36%
Advisor $1,000 $1,009.90 $1.99 $1,023.22 $2.01 0.39%

15
franklintempleton.com
Semiannual Report
Franklin High Yield Tax-Free Income Fund
This semiannual report for Franklin High Yield Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high current yield exempt from
federal income taxes by investing at least 80% of its net
assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation to the extent
possible and consistent with the Fund’s principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.46 on February 29, 2020, to
$10.10 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 19.5597 cents per share for the reporting period.
2
The Performance Summary beginning on page 17
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 3.74%, based on an
annualization of the 3.2664 cents per share August dividend
and the maximum offering price of $10.49 on
August 31, 2020. An investor in the 2020 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 6.32% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
The Fund continued to seek high, current, tax-free income
for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit
derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 7.26%
AA 13.67%
A 24.44%
BBB 16.52%
Below Investment Grade 13.57%
Refunded 5.32%
Not Rated 19.22%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Transportation 18.57%
Hospital & Health Care 16.03%
Utilities 14.97%
Tax-Supported 11.92%
Refunded** 11.37%
General Obligation 7.85%
Other Revenue 7.65%
Subject to Government Appropriations 3.31%
Housing 3.29%
Corporate-Backed 3.09%
Higher Education 1.95%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
78
.

Franklin High Yield Tax-Free Income Fund
16
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Semiannual Report
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We believe our conservative,
buy-and-hold investment strategy can help us achieve high,
current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Franklin High Yield Tax-Free Income Fund
17
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -1.51% -5.21%
1-Year +1.46% -2.35%
5-Year +20.50% +3.01%
10-Year +51.27% +3.83%
Advisor
6-Month -1.48% -1.48%
1-Year +1.62% +1.62%
5-Year +21.27% +3.93%
10-Year +52.93% +4.34%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 3.74% 6.32% 2.49% 3.95%
Advisor 4.13% 6.98% 2.83% 4.49%
See page 18 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
18
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a signifi-
cant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.195597
A1 $0.203135
C $0.176453
R6 $0.210607
Advisor $0.208438
Total Annual Operating Expenses
8
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
19
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $984.90 $3.98 $1,021.20 $4.05 0.80%
A1 $1,000 $985.60 $3.24 $1,021.95 $3.30 0.65%
C $1,000 $982.30 $5.95 $1,019.20 $6.06 1.19%
R6 $1,000 $986.40 $2.51 $1,022.68 $2.56 0.50%
Advisor $1,000 $985.20 $2.73 $1,022.46 $2.78 0.55%

20
franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free Income Fund
This semiannual report for Franklin Massachusetts Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal and Massachusetts personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.20 on February 29, 2020, to
$11.98 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.2462 cents per share for the reporting period.
2
The Performance Summary beginning on page 22
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.29% based on an
annualization of the 2.3730 cents per share August dividend
and the maximum offering price of $12.45 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Massachusetts personal income tax bracket of
45.80% (including 3.8% Medicare tax) would
need to earn a distribution rate of 4.22% from a taxable
investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Massachusetts’
economy deteriorated as a result of the COVID-19
pandemic. The commonwealth’s economy was strong
going into the current recession but was impacted by the
governor’s declaration of a state of emergency in March,
and the effect this had on education and health services,
which are important components of the economy. Its
unemployment rate rose from 2.8% in February 2020
to 11.3% at period-end, far exceeding the nation’s 8.4%
average.
3
Massachusetts’ prudent build-up of reserves and
new sources of liquidity will aid the commonwealth as it
looks to balance budgets while funding key priorities with
uncertain revenue. The commonwealth’s net tax-supported
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 14.93%
AA 63.42%
A 11.82%
BBB 1.25%
Refunded 8.58%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Higher Education 20.92%
Transportation 16.69%
General Obligation 13.43%
Refunded** 12.30%
Hospital & Health Care 10.90%
Utilities 8.71%
Tax-Supported 8.24%
Housing 7.19%
Other Revenue 1.62%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 109 .

Franklin Massachusetts Tax-Free Income Fund
21
franklintempleton.com
Semiannual Report
debt was $6,258 per capita and 8.3% of personal income,
above the $1,071 and 2.0% national medians, respectively.
4
The independent credit rating agency Moody’s Investor
Service (Moody’s) maintained the commonwealth’s general
obligation bonds’ Aa1 rating with a stable outlook.
5
The
Aa1 rating reflected, among other factors, Moody’s view of
the commonwealth’s large economy focused on important
knowledge sectors and its strong financial management
practices and adequate reserves, while credit challenges
include high debt and pensions liabilities compared to the
national average, slowing population growth and an aging
demographic profile.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5 /12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information

Performance Summary as of August 31, 2020
Franklin Massachusetts Tax-Free Income Fund
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.62% -4.35%
1-Year +2.22% -1.61%
5-Year +18.19% +2.61%
10-Year +39.97% +3.03%
Advisor
6-Month -0.58% -0.58%
1-Year +2.48% +2.48%
5-Year +19.04% +3.55%
10-Year +41.71% +3.55%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.29% 4.22% 1.08% 1.99%
Advisor 2.63% 4.87% 1.38% 2.55%
See page 23 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.142462
A1 $0.151544
C $0.118545
R6 $0.159807
Advisor $0.157442
Total Annual Operating Expenses
8
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
24
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $993.80 $4.33 $1,020.86 $4.39 0.86%
A1 $1,000 $993.80 $3.59 $1,021.61 $3.64 0.71%
C $1,000 $991.10 $6.32 $1,018.85 $6.41 1.26%
R6 $1,000 $995.30 $2.89 $1,022.31 $2.93 0.57%
Advisor $1,000 $994.20 $3.08 $1,022.12 $3.12 0.61%

25
franklintempleton.com
Semiannual Report
Franklin Municipal Green Bond Fund
This semiannual report for Franklin Municipal Green Bond
Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income exempt from federal
income taxes to the extent consistent with prudent investing and the preservation of shareholders’ capital.
1
Under normal
market conditions, the Fund invests at least 80% of its net
assets in municipal securities whose interest is free from
regular federal income taxes. In addition, the Fund invests at least 80% of its net assets in municipal green bonds, which
are bonds that promote environmental sustainability. There
is no regulation or universal framework for giving a bond a
“green” designation. We define green bonds as those whose
proceeds go toward renewable energy, energy efficiency,
pollution prevention, and other environmentally sustainable
uses listed in the prospectus.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.00 on February 29, 2020, to
$10.35 on August 31, 2020.
2
The Fund’s Class A shares paid
dividends totaling 7.8923 cents per share for the reporting
period.
3
The Performance Summary beginning on page 27
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.53%, based on
an annualization of the 1.3225 cents per share August
dividend and the maximum offering price of $10.35 on
August 31, 2020. An investor in the 2020 maximum federal
income tax bracket of 37.00% (including 3.80% Medicare
tax) would need to earn a distribution rate of 2.59% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use a consistent, disciplined strategy in an effort
maximize tax-exempt income for our shareholders by
selecting securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments. We typically uses a buy-and-hold strategy,
which means we generally holds securities in the Fund’s
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 33.31%
AA 47.26%
A 19.43%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 30.20%
Transportation 13.14%
Tax-Supported 12.86%
Housing 11.11%
General Obligation 9.94%
Higher Education 8.76%
Other Revenue 5.26%
Subject to Government Appropriations 4.37%
Hospital & Health Care 4.36%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. Effective 7/24/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 7/24/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
7/24/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
3. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
116
.

Franklin Municipal Green Bond Fund
26
franklintempleton.com
Semiannual Report
portfolio for income purposes, rather than trading securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
During the reporting period, we implemented the initial build out of the Fund’s portfolio. The Fund invests in municipal
bonds that support environmental sustainability and
stewardship while also delivering income that is exempt
from federal taxes. Examples of the type of projects which
the Fund invests in include water and sewer utility systems, stormwater management infrastructure, energy efficient and
LEED (Leadership in Energy and Environmental Design)
certified buildings, land conservation and clean energy.
The strategy considers all U.S. tax-exempt municipal bond
offerings that carry the “Green Bond” designation in the
governing bond documents. We are focused on ensuring the
authenticity and intentionality of the Green Bond designation.
Issuers must demonstrate that bond proceeds are being
used for projects or programs dedicated to environmental
sustainability. These projects and programs should generally fall into one of the 10 eligible categories outlined in the
Green Bond Principles (GBP), a set of voluntary guidelines
to ensure the integrity of the Green Bond designation. In
addition, the internal selection framework incorporates
disclosure and reporting policies, environmental impact, and external verification.
In addition, the strategy considers municipal bonds that
are not labeled Green Bonds but that provide funding to
environmentally-friendly projects and programs. From that
universe, we will determine whether individual issuers meet
the internal threshold for investment based on an internal
Green Bond selection framework. The internal methodology
gauges the credibility of the Green Bond designation and
ensures that the investment is aligned with the Fund’s
objective of investing in projects dedicated to promoting
environmental sustainability. Franklin recognizes the GBP
and encourages issuers to adhere to them. However, the
ultimate evaluation does not require strict adherence with the
GBP.
Thank you for your continued participation in Franklin
Municipal Green Bond Fund. We believe our conservative,
buy-and-hold investment strategy can help us achieve high,
current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2020
Franklin Municipal Green Bond Fund
27
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.63% -3.14%
Since Inception (10/1/19) +4.39% +0.47%
Advisor
6-Month +0.73% +0.73%
Since Inception (10/1/19) +4.60% +4.60%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.53% 2.59% 0.94% -3.04% 1.59% -5.14%
Advisor 1.52% 2.58% 0.94% -3.15% 1.59% -5.32%
See page 33 for Performance Summary footnotes.

Franklin Municipal Green Bond Fund
Performance Summary
28
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of proj-
ects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 7/24/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 7/24/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
7/24/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A (7/24/20-8/31/20) $0.078923
C (7/24/20-8/31/20) $0.016247
R6 (7/24/20-8/31/20) $0.016189
Advisor $0.025732
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 3.50%
Advisor 0.46% 3.25%

Your Fund’s Expenses
Franklin Municipal Green Bond Fund
29
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. For Class Advisor, 3/1/20 for Actual and Hypothetical. For Classes A, C and R6, 7/27/20 for Actual and 3/1/20 for Hypothetical.
2. For Class Advisor 3/1/20–8/31/20. For Classes A, C and R6, 7/27/20–8/31/20.
3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period. The multiplier is 36/365 for Actual Class A, Class C and Class R6 expenses to reflect the number of days since inception
4. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
1
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
2,3,4
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
3,4
a
Net
Annualized
Expense
Ratio
2
A $1,000 $995.80 $0.45 $1,004.48 $0.45 0.46%
C $1,000 $995.80 $0.45 $1,004.48 $0.46 0.46%
R6 $1,000 $995.80 $0.45 $1,004.48 $0.46 0.46%
Advisor $1,000 $1,007.30 $2.33 $1,022.89 $2.35 0.46%

30
franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free Income Fund
This semiannual report for Franklin New Jersey Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal and New Jersey personal income taxes as
is consistent with prudent investment management and
preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.77 on February 29, 2020, to
$11.39 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.5910 cents per share for the reporting period.
2
The Performance Summary beginning on page 32
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.50%, based on an
annualization of the 2.4673 cents per share August dividend
and the maximum offering price of $11.83 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and New Jersey personal income
tax bracket of 51.55% (including 3.8% Medicare tax) would
need to earn a distribution rate of 5.17% from a taxable
investment to match the Fund’s Class A tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, New Jersey’s economy
contracted. Significant disruption reduced New Jersey’s
economic output due to the COVID-19 pandemic, with the
state reporting the second largest number of COVID-19
cases in the country. The state’s structural budget deficit and relatively low reserves were exacerbated by the pandemic.
New Jersey’s unemployment rate rose from 3.8% in
February 2020 to 10.9% at period-end, above the nation’s
8.4% average.
3
Due to the pandemic’s financial impact,
New Jersey’s revenues declined in the second half of the
fiscal year (FY) 2020 that ended June 30, 2020, although
the state is aiming to identify solutions to its COVID-19
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 11.12%
AA 36.94%
A 29.03%
BBB 12.72%
Below Investment Grade 2.63%
Refunded 7.56%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Transportation 24.41%
Higher Education 19.33%
Hospital & Health Care 17.36%
Subject to Government Appropriations 10.61%
Refunded** 9.18%
Housing 7.72%
Utilities 4.26%
General Obligation 3.88%
Other Revenue 3.25%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
123
.

Franklin New Jersey Tax-Free Income Fund
31
franklintempleton.com
Semiannual Report
related budgetary and liquidity gaps in FY 2020 and FY
2021. The state’s net tax-supported debt was $4,125 per
capita and 5.8% of personal income, above the $1,071 and
2.0% national medians, respectively.
4
The independent
credit rating agency Moody’s Investor Service (Moody’s)
maintained the state’s general obligation bonds’ A3 rating,
but revised the outlook to negative from stable.
5
The A3
rating reflected Moody’s view of New Jersey’s large, diverse, and wealthy economy, while the negative outlook reflects
the substantial impact the COVID-19 crisis will have on the
state’s finances and economy.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy an
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We believe our conservative,
buy-and-hold investment strategy can help us achieve high,
current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5 /12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin New Jersey Tax-Free Income Fund
32
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -1.97% -5.64%
1-Year +0.71% -3.06%
5-Year +16.66% +2.35%
10-Year +33.29% +2.52%
Advisor
6-Month -1.93% -1.93%
1-Year +0.97% +0.97%
5-Year +17.49% +3.28%
10-Year +34.83% +3.03%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.50% 5.17% 1.29% 2.66%
Advisor 2.86% 5.91% 1.59% 3.28%
See page 33 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases;
natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.145910
A1 $0.154463
C $0.123335
R6 $0.162610
Advisor $0.160183
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
34
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $980.30 $4.14 $1,021.07 $4.23 0.83%
A1 $1,000 $980.20 $3.37 $1,021.80 $3.44 0.68%
C $1,000 $977.80 $6.09 $1,019.05 $6.22 1.22%
R6 $1,000 $980.90 $2.66 $1,022.52 $2.71 0.53%
Advisor $1,000 $980.70 $2.90 $1,022.33 $2.96 0.58%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
.................................................. 0.13 0.27 0.15
Net realized and unrealized gains (losses) .................................... (0.07) 0.43 0.11
Total from investment operations ............................................. 0.06 0.70 0.26
Less distributions from:
Net investment income ................................................... (0.13) (0.29) (0.15)
Net asset value, end of period ............................................... $12.32 $12.39 $11.98
Total return
e
............................................................ 0.52% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
g
............................... 0.71% 0.71% 0.71%
Net investment income .................................................... 2.15% 2.28% 2.56%
Supplemental data
Net assets, end of period (000’s) ............................................. $548,654 $407,125 $182,330
Portfolio turnover rate ..................................................... 11.08% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.38 $11.96 $11.94 $12.11 $12.50 $12.44
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.30 0.32 0.31 0.31 0.31
Net realized and unrealized gains (losses) (0.08) 0.43 0.02 (0.17) (0.40) 0.06
Total from investment operations ........ 0.06 0.73 0.34 0.14 (0.09) 0.37
Less distributions from:
Net investment income .............. (0.14) (0.31) (0.32) (0.31) (0.30) (0.31)
Net asset value, end of period .......... $12.30 $12.38 $11.96 $11.94 $12.11 $12.50
Total return
d
....................... 0.52% 6.17% 2.91% 1.14% (0.70)% 3.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.65% 0.66% 0.66% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
f
0.56%
f
0.56%
f
0.65% 0.66% 0.66%
Net investment income ............... 2.32% 2.43% 2.71% 2.56% 2.48% 2.54%
Supplemental data
Net assets, end of period (000’s) ........ $1,442,545 $1,516,009 $1,575,494 $1,850,075 $1,929,083 $2,017,642
Portfolio turnover rate ................ 11.08% 14.78% 2.57% 10.72% 8.98% 6.62%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.42 $12.00 $11.98 $12.14 $12.53 $12.47
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.23 0.26 0.25 0.24 0.25
Net realized and unrealized gains (losses) (0.08) 0.43 0.02 (0.17) (0.39) 0.05
Total from investment operations ........ 0.03 0.66 0.28 0.08 (0.15) 0.30
Less distributions from:
Net investment income .............. (0.11) (0.24) (0.26) (0.24) (0.24) (0.24)
Net asset value, end of period .......... $12.34 $12.42 $12.00 $11.98 $12.14 $12.53
Total return
d
....................... 0.24% 5.58% 2.34% 0.67% (1.26)% 2.47%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.21% 1.20% 1.20% 1.21% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
f
1.11%
f
1.11%
f
1.19% 1.21% 1.21%
Net investment income ............... 1.77% 1.88% 2.16% 2.02% 1.93% 1.99%
Supplemental data
Net assets, end of period (000’s) ........ $139,380 $203,994 $262,612 $358,228 $425,649 $469,355
Portfolio turnover rate ................ 11.08% 14.78% 2.57% 10.72% 8.98% 6.62%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
In
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.41 $11.99 $11.97 $12.28
Income from investment operations
c
:
Net investment income
d
...................................... 0.15 0.32 0.34 0.20
Net realized and unrealized gains (losses) ........................ (0.08) 0.43 0.02 (0.32)
Total from investment operations ................................. 0.07 0.75 0.36 (0.12)
Less distributions from:
Net investment income ....................................... (0.15) (0.33) (0.34) (0.19)
Net asset value, end of period ................................... $12.33 $12.41 $11.99 $11.97
Total return
e
................................................ 0.60% 6.33% 3.06% (0.97)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.50% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by affiliates .................... 0.40%
g
0.40%
g
0.39%
g
0.48%
Net investment income ........................................ 2.47% 2.59% 2.88% 2.73%
Supplemental data
Net assets, end of period (000’s) ................................. $376,357 $410,541 $417,612 $672,199
Portfolio turnover rate ......................................... 11.08% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.41 $11.99 $11.97 $12.13 $12.52 $12.47
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.33 0.32 0.32 0.33
Net realized and unrealized gains (losses) (0.08) 0.43 0.02 (0.16) (0.39) 0.04
Total from investment operations ........ 0.07 0.74 0.35 0.16 (0.07) 0.37
Less distributions from:
Net investment income .............. (0.15) (0.32) (0.33) (0.32) (0.32) (0.32)
Net asset value, end of period .......... $12.33 $12.41 $11.99 $11.97 $12.13 $12.52
Total return
d
....................... 0.57% 6.27% 3.00% 1.32% (0.61)% 3.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.55% 0.56% 0.56% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.46%
f
0.46%
f
0.46%
f
0.55% 0.56% 0.56%
Net investment income ............... 2.41% 2.53% 2.81% 2.66% 2.58% 2.64%
Supplemental data
Net assets, end of period (000’s) ........ $1,124,985 $1,277,185 $1,103,570 $1,196,627 $1,986,241 $2,019,784
Portfolio turnover rate ................ 11.08% 14.78% 2.57% 10.72% 8.98% 6.62%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Shares
a
Value
a
Management Investment Companies 0.3%
Capital Markets 0.3%
a
Franklin Liberty Municipal Bond ETF ..................................... 365,000 $ 9,814,850
Total Management Investment Companies (Cost $9,941,688) .....................
9,814,850
Principal
Amount
a a a a
Municipal Bonds 98.7%
Alabama 2.2%
Alabama Public School and College Authority , Revenue , 2014-B , Refunding , 5% ,
1/01/27 ......................................................... $ 25,000,000 29,125,000
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 624,365
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 614,548
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 545,828
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016A, 5%, 2/01/27 ........ 4,920,000 5,871,380
Infirmary Health System Obligated Group, Revenue, 2016A, 5%, 2/01/28 ........ 5,000,000 5,908,300
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,531,292
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,657,644
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,798,246
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 4,076,816
Shelby County Board of Education ,
Special Tax, 2011, 5%, 2/01/22 ........................................ 5,250,000 5,354,842
Special Tax, 2011, 5%, 2/01/23 ........................................ 5,520,000 5,628,137
Special Tax, 2011, 5%, 2/01/24 ........................................ 5,055,000 5,152,764
Special Tax, 2011, 5%, 2/01/25 ........................................ 5,920,000 6,033,250
79,922,412
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,989,055
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,507,993
3,497,048
Arizona 3.7%
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/24 ............ 5,000,000 5,200,750
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/25 ............ 5,000,000 5,200,750
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/29 ................ 10,920,000 12,700,943
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,364,920
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,402,335
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 760,320
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 794,896
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,254,580
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,383,169
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,546,925

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... $ 1,050,000 $ 1,295,522
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/37 ....................................................... 1,105,000 1,296,817
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/38 ....................................................... 600,000 700,530
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/35 ..... 500,000 641,820
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/36 ..... 750,000 959,152
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/37 ..... 600,000 763,650
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/38 ..... 1,000,000 1,268,520
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 3%, 2/01/39 ..... 1,200,000 1,274,400
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 3,111,075
City of Phoenix Civic Improvement Corp. ,
Revenue, 2019 A, 5%, 7/01/35 ........................................ 9,720,000 11,409,531
Revenue, 2019 A, 5%, 7/01/36 ........................................ 6,380,000 7,457,901
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 12,198,100
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,321,345
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,571,535
County of Pima ,
Sewer System, Revenue, 2011 B, Pre-Refunded, 5%, 7/01/24 ................ 6,030,000 6,259,200
Sewer System, Revenue, 2011 B, Pre-Refunded, 5%, 7/01/25 ................ 4,500,000 4,671,045
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 674,499
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 542,457
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 667,868
Maricopa County Industrial Development Authority ,
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/30 ........................................................ 850,000 1,067,192
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/31 ........................................................ 1,000,000 1,248,750
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/32 ........................................................ 1,000,000 1,240,590
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/33 ........................................................ 800,000 987,720
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,819,330
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 8,090,711
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 3,152,786
Revenue, 2015, Refunding, 5%, 7/01/27 ................................. 2,000,000 2,437,580
Revenue, 2015, Refunding, 5%, 7/01/28 ................................. 3,325,000 4,045,361
134,784,575
Arkansas 0.7%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,832,163
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,681,843
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,428,083
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,521,475
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,213,140

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ $ 1,000,000 $ 1,209,390
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,356,900
24,242,994
California 7.6%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,225,980
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,816,950
California State Public Works Board ,
Revenue, A, 5%, 10/01/20 ........................................... 2,000,000 2,007,800
Revenue, A, 5.25%, 10/01/22 ......................................... 3,300,000 3,482,325
Revenue, A, 5.25%, 10/01/23 ......................................... 5,365,000 5,658,412
Revenue, A, 5.25%, 10/01/24 ......................................... 3,000,000 3,162,720
Revenue, A, 5.25%, 10/01/25 ......................................... 3,000,000 3,160,380
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,672,125
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 816,879
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,570,023
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/34 .......................... 10,605,000 12,777,434
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/35 .......................... 11,000,000 13,241,580
Livermore-Amador Valley Water Management Agency ,
Revenue, 2011, Refunding, 5%, 8/01/24 ................................. 5,660,000 5,901,512
Revenue, 2011, Refunding, 5%, 8/01/25 ................................. 4,765,000 4,967,894
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/26 ............................ 11,025,000 12,240,396
Power System, Revenue, 2017B, Refunding, 5%, 7/01/31 ................... 8,220,000 10,351,692
Power System, Revenue, 2017C, 5%, 7/01/32 ............................ 4,615,000 5,870,834
Power System, Revenue, 2017C, 5%, 7/01/33 ............................ 3,960,000 5,015,063
Power System, Revenue, 2017C, 5%, 7/01/34 ............................ 4,080,000 5,154,101
Los Angeles Unified School District ,
GO, 2018 B-1, 5%, 7/01/32 .......................................... 8,000,000 10,265,760
GO, 2020 RYQ, 5%, 7/01/35 ......................................... 6,500,000 8,679,125
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,059,285
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,542,800
State of California ,
GO, 5.25%, 10/01/23 ............................................... 25,050,000 26,425,746
GO, 5.25%, 10/01/24 ............................................... 9,780,000 10,309,392
GO, Refunding, 5.25%, 9/01/25 ....................................... 15,000,000 15,743,400
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 16,806,450
GO, 5.25%, 10/01/25 ............................................... 5,000,000 5,267,850
GO, 5.25%, 3/01/30 ................................................ 10,000,000 10,039,600
GO, Refunding, 5%, 8/01/30 ......................................... 35,000,000 43,433,400
GO, 2007, Refunding, AGMC Insured, 5.25%, 8/01/32 ...................... 10,000,000 14,340,200
275,007,108
Colorado 2.1%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,671,450
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,810,618
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 835,789

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... $ 700,000 $ 911,498
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,291,330
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 962,573
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,275,230
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,397,198
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,493,820
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,463,840
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,544,210
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,404,925
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,507,360
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,740,730
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,827,975
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,563,125
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,453,860
Regional Transportation District , COP , 2013A , Refunding , 5% , 6/01/26 ...........
14,000,000 15,535,380
State of Colorado , COP , 2020 A , 4% , 12/15/35 .............................
4,000,000 4,888,600
75,579,511
Connecticut 2.7%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,312,587
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,290,837
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,884,375
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... 5,900,000 7,232,102
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,095,200
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 279,180
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,281,715
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,754,653
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,911,470
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,793,865
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,131,398
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,791,500
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,107,250
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 11,018,500
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,674,471
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,979,951
96,539,054
Florida 8.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 6,451,200
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 2,046,976
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,386,415
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,969,343

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. $ 6,000,000 $ 6,585,120
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,940,423
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,897,130
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,919,505
City of Jacksonville ,
Revenue, 2012A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,527,400
b
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,866,975
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,733,355
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,870,113
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,825,660
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 801,360
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 570,575
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,238,600
County of Miami-Dade ,
Aviation, Revenue, 2010 A-1, 5%, 10/01/21 .............................. 5,000,000 5,018,550
Aviation, Revenue, 2010 A-1, 5%, 10/01/22 .............................. 5,890,000 5,909,437
Aviation, Revenue, 2010 A-1, 5.25%, 10/01/23 ............................ 4,875,000 4,892,062
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,445,930
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,261,240
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,348,320
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,348,320
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,602,995
Water & Sewer System, Revenue, 2013B, Pre-Refunded, 5%, 10/01/27 ......... 15,000,000 17,200,050
County of Palm Beach , Water & Sewer , Revenue , 2013 , Refunding , 5% , 10/01/28 ...
1,240,000 1,416,663
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 19,442,531
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,780,850
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 198,161
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 318,936
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 258,333
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 266,829
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 270,756
JEA Water & Sewer System ,
Revenue, 2014A, Pre-Refunded, 5%, 10/01/26 ............................ 1,530,000 1,784,117
Revenue, 2014A, 5%, 10/01/26 ....................................... 1,455,000 1,690,914
Revenue, 2014A, Pre-Refunded, 5%, 10/01/27 ............................ 5,375,000 6,267,734
Revenue, 2014A, 5%, 10/01/27 ....................................... 5,130,000 5,947,824
Revenue, 2014A, Pre-Refunded, 5%, 10/01/29 ............................ 1,265,000 1,475,104
Revenue, 2014A, 5%, 10/01/29 ....................................... 1,205,000 1,391,522
Revenue, 2017A, Refunding, 5%, 10/01/31 .............................. 17,435,000 22,227,533
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,759,450
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,856,487
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,217,480
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,468,400
Orlando Utilities Commission ,
Revenue, 2012A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,869,454

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orlando Utilities Commission, (continued)
Revenue, 2012A, Refunding, 5%, 10/01/25 .............................. $ 2,000,000 $ 2,467,460
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,222,005
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013B , Refunding , AGMC Insured , 5% , 7/01/24 ................... 14,650,000 16,585,119
Palm Beach County School District , COP , 2014B , 5% , 8/01/25 ..................
4,000,000 4,893,040
Palm Beach County Solid Waste Authority , Revenue , 2011 , Refunding , 5% , 10/01/23 .
17,290,000 18,175,421
State of Florida ,
GO, 2015E, Refunding, 4%, 6/01/33 .................................... 11,855,000 13,538,410
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 15,238,317
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,899,500
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,256,270
294,841,674
Georgia 2.0%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,975,660
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,798,190
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 6,240,766
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,591,535
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,808,950
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 1,076,895
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 671,587
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 532,696
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 1,019,878
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,642,984
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 289,903
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 286,925
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 313,629
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 311,204
b
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 310,291
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,376,785
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 5,051,564
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,514,842
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,166,098
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,582,517
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,446,500
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,217,380
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 638,915
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 609,902
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 884,373
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 942,158
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,305,048
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 870,744
Revenue, 2019A, 5%, 1/01/30 ........................................ 1,000,000 1,280,890
Revenue, 2019A, 5%, 1/01/31 ........................................ 600,000 764,154
Revenue, 2019A, 5%, 1/01/32 ........................................ 500,000 633,170

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Municipal Electric Authority of Georgia, (continued)
Revenue, 2019A, 5%, 1/01/33 ........................................ $ 1,000,000 $ 1,258,910
71,415,043
Hawaii 0.8%
State of Hawaii , GO , EO , 5% , 8/01/28 ....................................
25,000,000 29,331,500
Illinois 1.6%
Chicago O'Hare International Airport , Revenue, Third Lien , 2010-C , AGMC Insured ,
5.25% , 1/01/22 ................................................... 5,215,000 5,235,338
Chicago Transit Authority , Revenue , 2011 , Refunding , AGMC Insured , 5.25% , 6/01/25
6,125,000 6,324,307
County of Cook , GO , A , Refunding , MAC Insured , 5.25% , 11/15/22 ..............
12,395,000 13,106,473
Illinois Finance Authority , Northwestern University , Revenue , 2015 , 5% , 12/01/28 ....
1,675,000 2,239,241
Metropolitan Pier & Exposition Authority , Revenue , B , Pre-Refunded , 5% , 6/15/23 ...
600,000 649,296
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 19,526,040
GO, 2014, MAC Insured, 5%, 2/01/26 ................................... 5,650,000 6,267,432
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,124,270
GO, 2017D, 3.25%, 11/01/26 ......................................... 750,000 758,775
GO, 2017D, 5%, 11/01/28 ........................................... 1,500,000 1,684,845
56,916,017
Indiana 0.3%
Indiana Finance Authority , State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ....
9,795,000 12,537,208
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014A , 5% , 9/01/28 .....
8,000,000 9,379,600
Kentucky 1.0%
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,241,450
Kentucky Municipal Power Agency ,
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,859,190
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,967,520
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,222,160
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,514,960
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,142,236
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,734,850
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2011 A , 5% ,
5/15/24 ......................................................... 7,000,000 7,397,950
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,684,315
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,624,255
36,388,886
Louisiana 2.1%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,583,724
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,407,720
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,796,680
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
7,000,000 8,231,440
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,902,824
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 4,201,190
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,586,207

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/29 ......... $ 10,000 $ 12,508
Ochsner Clinic Foundation, Revenue, 2016, 5%, 5/15/29 .................... 1,240,000 1,469,400
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/30 ......... 5,000 6,254
Ochsner Clinic Foundation, Revenue, 2016, 5%, 5/15/30 .................... 995,000 1,170,966
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/32 ......... 15,000 18,761
Ochsner Clinic Foundation, Revenue, 2016, 5%, 5/15/32 .................... 1,485,000 1,730,619
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/28 ........... 1,000,000 1,225,630
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/29 ........... 2,000,000 2,431,500
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/30 ........... 2,250,000 2,705,850
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/31 ........... 1,745,000 2,082,483
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/32 ........... 1,750,000 2,077,355
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/33 ........... 2,000,000 2,360,600
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 1,750,000 2,258,532
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,567,040
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,984,895
c
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,536,125
b
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,249,220
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,859,182
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,322,347
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,239,690
Revenue, 2020 E, 5%, 4/01/39 ........................................ 1,500,000 1,856,610
State of Louisiana , GO , 2014-C , Refunding , 5% , 8/01/25 ......................
10,000,000 11,837,600
75,712,952
Maine 0.1%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020A, 5%, 7/01/35 ................. 1,000,000 1,285,320
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/36 ................. 1,000,000 1,175,290
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/37 ................. 1,150,000 1,346,420
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/38 ................. 1,440,000 1,680,163
5,487,193
Maryland 2.3%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,245,910
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,645,188
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,573,495
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,978,266
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 8,055,341
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,311,335
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,307,712
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,894,169
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,630,913
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,194,729
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,595,634
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,843,640
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,985,456
Maryland Community Development Administration , Revenue , 2019 B , Refunding ,
3% , 9/01/34 ...................................................... 5,000,000 5,372,200
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 502,045
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 336,579
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,473,295

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ $ 7,415,000 $ 9,044,446
84,990,353
Massachusetts 4.1%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 9,109,725
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 7,276,260
Massachusetts Bay Transportation Authority , Revenue , 2020 B-1 , Refunding , 5% ,
7/01/34 ......................................................... 7,000,000 9,380,840
Massachusetts Clean Water Trust (The) ,
Revenue, 17A, 5%, 2/01/24 .......................................... 9,380,000 10,467,236
Revenue, 17A, 5%, 2/01/25 .......................................... 9,750,000 10,880,122
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 13,429,757
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 199,902
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 628,791
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 591,057
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 685,702
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 585,896
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,363,072
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,598,811
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,692,150
Massachusetts School Building Authority ,
Revenue, Pre-Refunded, 5%, 8/15/27 .................................. 6,000,000 6,561,776
Revenue, Senior Lien, Pre-Refunded, 5%, 8/15/25 ......................... 10,975,000 12,001,541
Revenue, Senior Lien, 2012A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 540,367
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,875,370
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 17,680,070
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 12,683,537
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 6,283,550
150,515,532
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 6,058,845
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,300,969
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,480,240
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,843,217
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 5,000,000 5,498,050
Clean Water Revolving Fund, Revenue, 2013, Refunding, 5%, 10/01/24 ......... 7,000,000 7,704,270
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,782,928
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/31 ............. 5,100,000 6,087,513
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/31 .. 2,700,000 3,369,897
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/32 .. 1,250,000 1,551,362
Trinity Health Corp. Obligated Group, Revenue, 2012MI, Refunding, 5%, 12/01/24 . 8,000,000 8,591,280

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
$ 3,500,000 $ 3,716,860
59,985,431
Missouri 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 4,530,000 5,393,373
Revenue, 2019, Refunding, 4%, 10/01/35 ................................ 6,800,000 8,059,428
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018A , Refunding , 5% , 6/01/31 ............................... 12,500,000 15,887,250
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,820,245
Revenue, 2014A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,274,360
Revenue, 2014A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,724,843
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,118,155
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,466,278
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,774,757
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,594,824
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,234,360
56,347,873
Nevada 0.2%
Washoe County School District , GO , 2012-A , Refunding , 5% , 6/01/25 ............
6,130,000 6,598,148
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 8,349,814
New Jersey 4.5%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,770,815
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/23 ................................................ 5,375,000 6,207,856
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,466,888
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2011 EE, Refunding,
5.25%, 9/01/24 .................................................. 12,210,000 12,446,996
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,179,720
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,681,300
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,622,750
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 526,584
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 847,436
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 676,912
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 698,673
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/30 ................ 900,000 1,099,134
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/31 ................ 1,080,000 1,312,654
RWJ Barnabas Health Obligated Group, Revenue, 2011A, ETM, 5%, 7/01/21 ..... 20,535,000 21,342,025
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,341,624
Revenue, Senior Lien, 2020B, 3.5%, 12/01/39 ............................ 2,000,000 2,019,520
New Jersey Transportation Trust Fund Authority ,
Revenue, 5.5%, 12/15/22 ............................................ 36,465,000 40,146,218
Revenue, 2012 AA, AGMC Insured, 5%, 6/15/26 .......................... 26,650,000 28,311,894

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ $ 5,000,000 $ 5,637,300
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 10,830,000 12,210,392
Revenue, 2013 L, Pre-Refunded, 5%, 5/01/27 ............................ 5,270,000 5,941,714
164,488,405
New York 11.4%
City of New York ,
GO, 2013D, 5%, 8/01/27 ............................................ 10,000,000 11,102,600
GO, 2013I, 5%, 8/01/24 ............................................. 10,200,000 11,579,754
GO, 2014G, 5%, 8/01/22 ............................................ 8,000,000 8,725,040
GO, 2014G, 5%, 8/01/23 ............................................ 6,860,000 7,760,169
GO, 2015C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,396,560
GO, 2015C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,939,200
GO, 2015C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,857,275
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,530,860
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,397,050
b
GO, 2021B, Refunding, 5%, 11/01/31 ................................... 11,120,000 14,694,635
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 12,237,600
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,704,932
Buffalo City School District, Revenue, 2012A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,598,800
Long Island Power Authority , Revenue , 2012B , 5% , 9/01/26 ....................
5,000,000 5,417,150
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/20 ......................... 4,365,000 4,403,892
Revenue, 2012F, Refunding, 5%, 11/15/25 ............................... 25,000,000 26,102,500
Revenue, 2013A, Pre-Refunded, 5%, 11/15/27 ............................ 3,500,000 3,954,650
c
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 8,115,310
Revenue, 2016A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 23,128,771
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,380,857
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,443,600
Nassau County Local Economic Assistance Corp. , Catholic Health Services of Long
Island Obligated Group , Revenue , 2011 , Refunding , 5% , 7/01/21 .............. 9,000,000 9,316,800
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003 A-1, Refunding, 5%, 11/01/23 ............. 11,500,000 12,146,645
Future Tax Secured, Revenue, 2011C, 5%, 11/01/23 ....................... 12,805,000 12,907,824
Future Tax Secured, Revenue, 2012 C, Refunding, 5%, 11/01/24 .............. 7,620,000 8,047,559
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/27 ....................... 8,740,000 10,048,203
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/28 ....................... 5,000,000 5,739,250
Future Tax Secured, Revenue, 2020C, 4%, 5/01/37 ........................ 1,400,000 1,670,088
New York State Dormitory Authority ,
Revenue, 2009A, AGMC Insured, 5%, 10/01/24 ........................... 350,000 351,298
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 9,103,675
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/29 ..... 10,000,000 11,600,200
State of New York Personal Income Tax, Revenue, 2012A, Refunding, 5%, 12/15/27 10,000,000 11,016,400
State of New York Personal Income Tax, Revenue, 2014E, Refunding, 5%, 2/15/30 5,000,000 5,902,200
State of New York Personal Income Tax, Revenue, 2015A, Refunding, 5%, 3/15/28 7,185,000 8,563,155
State of New York Personal Income Tax, Revenue, 2018A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,784
State of New York Personal Income Tax, Revenue, 2018A, 5%, 3/15/32 ......... 9,995,000 12,758,118
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 13,003,809
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,808,300
State University Construction Fund, Revenue, 2012A, 5%, 5/15/24 ............. 7,000,000 7,486,430

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority , Revenue , I , Pre-Refunded , 5% , 1/01/26 ........
$ 10,000,000 $ 10,643,000
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2013D , 5% , 3/15/24 ........................................ 10,000,000 11,165,100
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,136,150
Revenue, 2014, 5%, 9/01/35 ......................................... 3,075,000 3,837,754
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,701,130
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,514,521
Suffolk County Economic Development Corp. , Catholic Health Services of Long Island
Obligated Group , Revenue , 2011 , 5% , 7/01/22 ............................ 10,000,000 10,351,100
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 11,184,230
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,604,772
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,683,145
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/34 ...... 4,175,000 5,156,250
414,925,095
North Carolina 0.9%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 12,152,200
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,871,550
North Carolina Eastern Municipal Power Agency , Revenue , 2010-A , ETM, 5% , 1/01/21
10,000,000 10,153,800
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020A, 5%, 6/01/25 ............................... 125,000 142,000
Revenue, Senior Lien, 2020A, 5%, 6/01/26 ............................... 300,000 346,308
Revenue, Senior Lien, 2020A, 5%, 6/01/27 ............................... 450,000 526,765
Revenue, Senior Lien, 2020A, 5%, 6/01/28 ............................... 500,000 587,950
Revenue, Senior Lien, 2020A, 5%, 6/01/29 ............................... 350,000 418,457
Revenue, Senior Lien, 2020A, 3.125%, 6/01/39 ........................... 1,065,000 1,046,000
31,245,030
Ohio 6.4%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........
31,270,000 40,576,577
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,687,306
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 7,173,145
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,887,334
City of Cincinnati ,
GO, 2014A, Pre-Refunded, 5%, 12/01/25 ................................ 2,000,000 2,168,080
GO, 2014A, Pre-Refunded, 5%, 12/01/27 ................................ 2,000,000 2,168,080
GO, 2014A, Pre-Refunded, 5%, 12/01/28 ................................ 2,350,000 2,547,494
City of Cleveland ,
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/25 .... 5,000,000 5,320,100
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/26 .... 5,000,000 5,320,100
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,478,640
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,865,871
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 7,214,390
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 7,346,705
County of Cuyahoga ,
Revenue, 2010F, 5%, 12/01/20 ....................................... 7,000,000 7,080,710
Revenue, 2010F, 5%, 12/01/21 ....................................... 7,300,000 7,383,950
County of Hamilton ,
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,880,150
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,760,720
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,594,200
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,739,250

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton, (continued)
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/28 .................. $ 3,000,000 $ 3,441,450
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,296,048
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,620,060
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,620,060
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ 1,600,000 1,728,064
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 4% , 11/15/36 ..
4,250,000 5,142,585
Ohio State Building Authority , Revenue , 2010-C , Pre-Refunded , 5% , 10/01/22 ......
5,780,000 5,802,715
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 11,289,000
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/35 ........................................ 3,000,000 3,988,380
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,480,318
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 12,648,800
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 3%, 12/01/33 ... 4,000,000 4,575,160
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 3%, 12/01/34 ... 6,470,000 7,316,923
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,847,340
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,839,700
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,628,254
233,457,659
Oregon 4.3%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,609,050
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,688,620
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/34 ............................................. 1,295,000 1,607,121
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,544,325
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,203,108
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,330,307
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,561,096
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/34 1,100,000 1,434,939
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/35 800,000 1,038,704
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/36 1,300,000 1,680,055
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 501,972
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 181,064
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 405,603
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 755,328
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 341,132
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 11,966,049
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,775,312
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 11,322,777
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014A, Refunding, 5%,
11/15/27 ....................................................... 3,000,000 3,563,370
Department of Transportation, Revenue, Senior Lien, 2014A, Refunding, 5%,
11/15/28 ....................................................... 3,500,000 4,149,250

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/35 $ 17,980,000 $ 23,752,659
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/36 15,805,000 20,792,426
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 18,130,000 21,371,100
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/27 ..................................... 5,000,000 5,896,450
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,896,450
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... 7,500,000 8,844,675
156,212,942
Pennsylvania 3.3%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,323,000
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 7,281,167
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,322,020
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,972,545
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,619,020
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGMC Insured, 5%, 6/01/22 .............. 4,130,000 4,145,405
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGMC Insured, 5%, 6/01/23 .............. 4,345,000 4,361,120
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 15,290,434
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020A ,
Refunding , 4% , 4/01/39 ............................................. 3,500,000 4,080,545
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 6,197,528
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,761,481
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,689,848
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,232,825
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,842,704
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,747,780
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,242,393
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,818,994
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,794,341
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 5,080,080
Pennsylvania Turnpike Commission ,
Revenue, 2011, Pre-Refunded, 5%, 12/01/24 ............................. 5,000,000 5,293,600
Revenue, 2011, Pre-Refunded, 5%, 12/01/25 ............................. 10,000,000 10,587,200
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 239,824
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 347,214
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,445,100
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,903,301
119,619,469
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019C, 5%, 1/15/32 ............................................ 4,500,000 5,836,500
GO, 2019C, 4%, 1/15/34 ............................................ 1,520,000 1,813,102

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
State of Rhode Island, (continued)
GO, 2019C, 4%, 1/15/35 ............................................ $ 600,000 $ 713,382
8,362,984
South Carolina 0.7%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,779,968
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,928,656
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ 2,825,000 3,069,927
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,221,473
County of Berkeley ,
Combined Utility System, Revenue, 2013, Refunding, 5%, 6/01/25 ............. 3,665,000 4,143,906
Combined Utility System, Revenue, 2013, Refunding, 5%, 6/01/26 ............. 1,700,000 1,922,139
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... 6,000,000 7,259,280
25,325,349
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/31 1,500,000 1,893,885
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/34 1,000,000 1,241,450
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/35 1,250,000 1,545,312
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/36 1,000,000 1,134,640
City of Memphis , GO , 2012A , Refunding , 5% , 4/01/22 ........................
15,805,000 17,014,715
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, 5%, 7/01/26 ............................. 1,675,000 1,900,355
Water & Sewer, Revenue, 2013, 5%, 7/01/27 ............................. 1,800,000 2,039,436
Tennessee State School Bond Authority , Revenue , 2015B , 5% , 11/01/28 ..........
8,180,000 10,051,829
36,821,622
Texas 11.7%
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,332,570
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,407,880
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,605,450
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,931,385
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 3,210,850
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,279,250
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/34 ................................... 1,000,000 1,223,040
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,219,510
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,216,050
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,404,460
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 7,241,399
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,871,650
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 23,003,433
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 4,117,458
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,680,440
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 32,793,390
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,877,314
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,855,080

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
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Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clear Creek Independent School District ,
GO, 2012B, Refunding, 5%, 2/15/25 .................................... $ 11,370,000 $ 12,141,341
GO, 2012B, Refunding, 5%, 2/15/26 .................................... 12,060,000 12,876,341
County of Williamson ,
GO, 2012, Refunding, 5%, 2/15/23 ..................................... 6,235,000 6,667,460
GO, 2012, Refunding, 5%, 2/15/25 ..................................... 13,780,000 14,725,308
Dallas/Fort Worth International Airport ,
Revenue, 2013D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,683,750
Revenue, 2013D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,383,647
b
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 987,384
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 930,185
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 559,102
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 740,904
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 797,485
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 724,269
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 777,490
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 6,479,437
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,966,775
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,161,600
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,147,050
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2011A, Refunding, 5%, 5/15/24 .... 6,000,000 6,193,920
LCRA Transmission Services Corp., Revenue, 2011B, Refunding, 5%, 5/15/24 .... 10,620,000 10,963,238
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,387,760
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,387,760
Sales & Use Tax, Revenue, 2014, 5%, 11/01/28 ........................... 2,000,000 2,386,140
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, A, Refunding, 4%, 1/01/33 ..... 5,000,000 5,757,000
Special Projects System, Revenue, 2011D, Pre-Refunded, 5%, 9/01/24 ......... 12,000,000 12,577,200
Northwest Independent School District ,
GO, 2015A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,812,860
GO, 2015A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 8,468,789
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 11,668,100
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 6,075,819
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,726,605
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,527,030
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,291,760
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,145,540
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/23 ....... 20,000,000 22,441,800
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/24 ....... 20,000,000 23,359,400
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/25 ....... 20,000,000 23,211,800
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2017 A, 5%,
10/15/31 ....................................................... 12,585,000 16,168,579
State Water Implementation Revenue Fund for Texas, Revenue, 2018 A, 4%,
10/15/34 ....................................................... 5,800,000 6,981,054
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/36 ....................................................... 10,000,000 12,074,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Water Development Board, (continued)
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/36 ....................................................... $ 4,000,000 $ 4,891,520
University of Houston ,
Revenue, Pre-Refunded, 5%, 2/15/27 .................................. 5,000,000 5,107,530
Revenue, 2020 A, Refunding, 3%, 2/15/36 ............................... 10,560,000 11,490,864
Revenue, 2020 A, Refunding, 3%, 2/15/37 ............................... 10,885,000 11,794,660
424,911,465
Utah 0.5%
Utah State Board of Regents ,
Revenue, 2010EE-2, 5%, 11/01/20 ..................................... 9,000,000 9,059,850
Revenue, 2010EE-2, 5%, 11/01/21 ..................................... 9,000,000 9,060,390
18,120,240
Virginia 2.9%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 102,491
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 97,065
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 12,332,100
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ...............
7,405,000 8,941,834
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,436,934
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,301,653
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 14,261,553
Virginia Public School Authority ,
Revenue, 2014C, 5%, 8/01/27 ........................................ 4,460,000 5,251,739
County of Prince William, Revenue, 2019 A, 3%, 10/01/37 ................... 5,405,000 6,036,683
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014B, Refunding, 5%, 10/01/26 ........ 26,155,000 31,217,823
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,770,200
104,750,075
Washington 4.1%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 6,134,581
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 6,449,080
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,504,629
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,680,964
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 6,246,951
County of King ,
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/25 .......................... 1,200,000 1,413,672
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/26 .......................... 1,200,000 1,413,168
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/27 .......................... 1,900,000 2,237,516
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/28 .......................... 3,050,000 3,587,990
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/29 .......................... 2,600,000 3,054,246
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014-A, Refunding, 5%, 7/01/22 ..... 3,250,000 3,536,162
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 9,137,450
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,970,890
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,475,725
State of Washington ,
GO, 2017D, 5%, 2/01/31 ............................................ 5,480,000 6,869,947
GO, 2017D, 5%, 2/01/32 ............................................ 10,000,000 12,510,500
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 34,661,299

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 $ 1,370,000 $ 1,693,663
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,556,420
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,671,583
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,880,520
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,739,439
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,520,776
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,545,313
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,309,080
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,236,550
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,368,251
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,274,890
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,271,950
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,268,230
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,558,970
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,815,030
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,688,864
147,284,299
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 12,616,402
Wisconsin 0.3%
Public Finance Authority , ACTS Retirement-Life Communities, Inc. Obligated Group ,
Revenue , 2020A , 4% , 11/15/37 ....................................... 600,000 668,508
Wisconsin Department of Transportation , Revenue , 2017 2 , Refunding , 5% , 7/01/31 .
5,000,000 6,350,650
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 702,942
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,167,210
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 697,098
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 694,254
10,280,662
U.S. Territories 0.8%
District of Columbia 0.8%
District of Columbia , Income Tax , Revenue , 2019A , 5% , 3/01/33 ................
3,000,000 4,006,650
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/31 ........................................ 5,000,000 6,279,050
Revenue, 2017B, 5%, 7/01/32 ........................................ 5,750,000 7,180,657

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, (continued)
Revenue, 2020A, 5%, 7/15/35 ........................................ $ 8,675,000 $ 11,488,303
28,954,660
Total U.S. Territories .................................................................... 28,954,660
Total Municipal Bonds (Cost $3,359,324,092) ...................................
3,585,746,284
Total Long Term Investments (Cost $3,369,265,780) .............................
3,595,561,134
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Arizona 0.2%
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.02% , 2/01/48 7,200,000 7,200,000
Maryland 0.0%
†
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 1,600,000 1,600,000
Minnesota 0.1%
d
City of Minneapolis/St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , 2009-B-1 , LOC JPMorgan Chase Bank NA , Daily VRDN
and Put , 0.02% , 11/15/35 ............................................ 2,000,000 2,000,000
Missouri 0.2%
d
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University, Revenue, 2002, SPA US Bank NA, Daily VRDN and Put, 0.02%,
7/01/32 ........................................................ 2,380,000 2,380,000
Washington University (The), Revenue, 2000 B, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 3/01/40 ................................. 3,400,000 3,400,000
5,780,000
New York 0.0%
†
d
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 11/01/31 ........... 900,000 900,000
Ohio 0.0%
†
d
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.05% , 6/01/34 ........................... 400,000 400,000
Virginia 0.2%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.03% ,
10/01/48 ........................................................ 6,700,000 6,700,000
Total Municipal Bonds (Cost $24,580,000) ......................................
24,580,000
Total Short Term Investments (Cost $24,580,000 ) ................................
24,580,000
a
Total Investments (Cost $3,393,845,780) 99.7% ..................................
$3,620,141,134
Other Assets, less Liabilities 0.3% .............................................
11,778,843
Net Assets 100.0% ...........................................................
$3,631,919,977

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
See Abbreviations on page 153 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security purchased on a when-issued basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
.................................................. 0.06 0.15 0.07
Net realized and unrealized gains (losses) .................................... 0.02 0.25 0.08
Total from investment operations ............................................. 0.08 0.40 0.15
Less distributions from:
Net investment income ................................................... (0.06) (0.16) (0.07)
Net asset value, end of period ............................................... $10.61 $10.59 $10.35
Total return
e
............................................................ 0.77% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 0.81% 0.81% 0.83%
Expenses net of waiver and payments by affiliates
g
............................... 0.64% 0.64% 0.65%
Net investment income .................................................... 1.13% 1.42% 1.23%
Supplemental data
Net assets, end of period (000’s) ............................................. $212,321 $158,939 $103,864
Portfolio turnover rate ..................................................... 11.07% 10.10% 64.94%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.60 $10.36 $10.29 $10.37 $10.45 $10.47
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.16 0.14 0.09 0.09 0.10
Net realized and unrealized gains (losses) 0.02 0.25 0.08 (0.09) (0.09) (0.03)
Total from investment operations ........ 0.09 0.41 0.22 — — 0.07
Less distributions from:
Net investment income .............. (0.07) (0.17) (0.15) (0.08) (0.08) (0.09)
Net asset value, end of period .......... $10.62 $10.60 $10.36 $10.29 $10.37 $10.45
Total return
d
....................... 0.82% 3.99% 2.11% 0.01% 0.04% 0.07%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.71% 0.73% 0.71% 0.70% 0.69%
Expenses net of waiver and payments by
affiliates .......................... 0.54%
f
0.54%
f
0.55%
f
0.63% 0.63% 0.63%
Net investment income ............... 1.25% 1.52% 1.33% 0.84% 0.83% 0.95%
Supplemental data
Net assets, end of period (000’s) ........ $490,913 $518,898 $582,767 $687,197 $810,811 $886,784
Portfolio turnover rate ................ 11.07% 10.10% 64.94% 40.13% 18.54% 22.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.59 $10.35 $10.28 $10.37
Income from investment operations
c
:
Net investment income
d
...................................... 0.08 0.18 0.16 0.07
Net realized and unrealized gains (losses) ........................ 0.02 0.25 0.07 (0.10)
Total from investment operations ................................. 0.10 0.43 0.23 (0.03)
Less distributions from:
Net investment income ....................................... (0.08) (0.19) (0.16) (0.06)
Net asset value, end of period ................................... $10.61 $10.59 $10.35 $10.28
Total return
e
................................................ 0.91% 4.18% 2.29% (0.32)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.53% 0.54% 0.55% 0.54%
Expenses net of waiver and payments by affiliates .................... 0.36%
g
0.36%
g
0.36%
g
0.44%
Net investment income ........................................ 1.42% 1.70% 1.52% 1.03%
Supplemental data
Net assets, end of period (000’s) ................................. $58,016 $51,952 $47,182 $51,656
Portfolio turnover rate ......................................... 11.07% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.60 $10.35 $10.29 $10.37 $10.44 $10.46
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.17 0.15 0.10 0.10 0.11
Net realized and unrealized gains (losses) 0.02 0.27 0.07 (0.08) (0.07) (0.02)
Total from investment operations ........ 0.09 0.44 0.22 0.02 0.03 0.09
Less distributions from:
Net investment income .............. (0.07) (0.19) (0.16) (0.10) (0.10) (0.11)
Net asset value, end of period .......... $10.62 $10.60 $10.35 $10.29 $10.37 $10.44
Total return
d
....................... 0.99% 4.14% 2.16% 0.16% 0.28% 0.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.58% 0.56% 0.55% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.39%
f
0.39%
f
0.40%
f
0.48% 0.48% 0.48%
Net investment income ............... 1.36% 1.67% 1.48% 0.99% 0.99% 1.10%
Supplemental data
Net assets, end of period (000’s) ........ $447,665 $291,452 $274,316 $247,708 $296,298 $239,537
Portfolio turnover rate ................ 11.07% 10.10% 64.94% 40.13% 18.54% 22.58%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Shares
a
Value
a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Liberty Municipal Bond ETF ..................................... 1,065,000 $ 28,637,850
Total Management Investment Companies (Cost $27,583,187) ....................
28,637,850
Principal
Amount
a a a a
Municipal Bonds 79.3%
Alabama 1.4%
b
Black Belt Energy Gas District , Revenue , 2016 A , Mandatory Put , 4% , 6/01/21 .....
$ 5,000,000 5,116,250
b
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 4,011,480
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 8,066,344
17,194,074
Alaska 1.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 5%, 12/01/20 ................................ 300,000 303,375
Revenue, 2020, Refunding, 5%, 12/01/21 ................................ 1,000,000 1,056,000
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,776,300
13,135,675
Arizona 1.6%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/24 ....................................................... 1,000,000 1,136,170
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/25 ....................................................... 1,000,000 1,163,490
b
Maricopa County Industrial Development Authority , Scottsdale Healthcare Hospitals
Obligated Group , Revenue , 2019 C , Mandatory Put , 0.89% , 9/01/24 ............ 17,000,000 16,696,890
18,996,550
Arkansas 0.9%
State of Arkansas , GO , 2013 , 3.25% , 6/15/22 ..............................
11,195,000 11,463,008
California 3.9%
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 3%, 6/01/21 ..................... 400,000 408,144
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 425,548
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 439,260
b
California Health Facilities Financing Authority ,
Providence St. Joseph Health Obligated Group, Revenue, 2013D, Mandatory Put,
5%, 10/15/20 ................................................... 5,000,000 5,028,650
Providence St. Joseph Health Obligated Group, Revenue, 2016 B-3, Refunding,
Mandatory Put, 2%, 10/01/25 ....................................... 13,340,000 14,228,978
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,157,500
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,526,320
County of Los Angeles , Revenue , 2020-21 A , 4% , 6/30/21 .....................
5,000,000 5,158,850
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn ., 4/01/22 .
10,000,000 9,951,200
Napa Valley Unified School District , GO , 2020-21 , 4% , 2/26/21 .................
5,000,000 5,091,300
47,415,750
Colorado 0.7%
Denver City & County School District No. 1 , GO , 2012B , 4% , 12/01/27 ...........
7,480,000 8,031,575

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut 0.9%
b
Connecticut State Health & Educational Facilities Authority ,
Yale University, Revenue, 2015A, Refunding, Mandatory Put, 2.05%, 7/12/21 ..... $ 7,500,000 $ 7,620,000
Yale University, Revenue, X-2, Mandatory Put, 1.8%, 2/09/21 ................. 3,000,000 3,021,030
10,641,030
Florida 1.5%
County of Escambia , Gulf Power Co. , Revenue , 2003 , Refunding , 2.6% , 6/01/23 ....
5,000,000 5,289,500
County of Miami-Dade , Aviation , Revenue , 2010 A-1 , Pre-Refunded , 5.5% , 10/01/30 .
4,345,000 4,363,814
Florida Municipal Power Agency , Revenue , 2017 A , Refunding , 5% , 10/01/25 ......
1,000,000 1,209,580
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Refunding , AGMC Insured , 5% , 7/01/24 .................... 4,000,000 4,344,520
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,136,980
18,344,394
Georgia 3.3%
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 2.05% , 11/19/21 ................... 3,250,000 3,307,297
b
Main Street Natural Gas, Inc. , Revenue , 2018 A , Mandatory Put , 4% , 9/01/23 ......
10,025,000 11,007,049
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018A , Refunding , 3% , 7/01/23
11,000,000 11,798,160
State of Georgia , GO , 2016A , 5% , 2/01/23 ................................
12,375,000 13,818,915
39,931,421
Hawaii 0.9%
State of Hawaii , GO , EF , Refunding , 5% , 11/01/23 ...........................
10,000,000 11,031,900
Illinois 1.3%
b
Illinois Finance Authority , Field Museum of Natural History , Revenue , 2019 , Refunding ,
Mandatory Put , 0.606% , 9/01/22 ...................................... 8,610,000 8,510,554
State of Illinois , GO , 2018A , 6% , 5/01/25 ..................................
6,000,000 6,936,180
15,446,734
Iowa 0.9%
Des Moines Independent Community School District , Revenue , 2018 , AGMC Insured ,
3% , 6/01/29 ...................................................... 9,300,000 10,277,802
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 2,022,914
Kentucky 1.9%
b
Kentucky Public Energy Authority ,
Revenue, 2018A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 11,043,000
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 11,618,400
22,661,400
Louisiana 3.0%
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,218,448
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 4,000,000 4,025,680
State of Louisiana ,
GO, 2013-A, 4%, 5/15/31 ............................................ 15,225,000 16,422,142
GO, 2019-A, 5%, 3/01/31 ............................................ 10,870,000 14,325,573
35,991,843

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 4.8%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
$ 5,000,000 $ 6,161,700
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 6,359,650
State of Maryland ,
GO, 2017 B, Refunding, 5%, 8/01/26 ................................... 12,330,000 15,647,017
GO, Second Series, 2013A, Pre-Refunded, 5%, 8/01/23 ..................... 11,355,000 11,855,642
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 6,070,680
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 6,070,680
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 6,070,680
58,236,049
Massachusetts 0.5%
b
Massachusetts Development Finance Agency , Partners Healthcare System, Inc. ,
Revenue , 2017 S-4 , Refunding , Mandatory Put , 5% , 1/25/24 ................. 5,000,000 5,776,000
Michigan 0.3%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGMC, FGIC Insured , 5.5% , 1/01/22 ................................... 2,145,000 2,241,611
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
1,000,000 1,000,720
3,242,331
Minnesota 2.1%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Refunding ,
Mandatory Put , 1.35% , 7/01/22 ....................................... 4,000,000 4,012,000
b
City of Minneapolis , Trinity LP , Revenue , 2020 , Mandatory Put , 1% , 6/01/21 .......
5,000,000 5,007,500
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 7,046,681
b
Hennepin County Housing & Redevelopment Authority , Holmes Housing Partners LP ,
Revenue , 2019 A , Mandatory Put , 1.35% , 12/01/20 ........................ 1,250,000 1,250,600
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,213,590
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,240,360
Northern Municipal Power Agency , Revenue , 2017 , Refunding , 5% , 1/01/21 .......
5,000,000 5,077,200
24,847,931
Mississippi 0.4%
b,c
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 1.35% , 3/01/21 ....................................... 5,000,000 5,000,000
Montana 0.5%
b
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018C ,
Refunding , Mandatory Put , 0.64% , 8/15/23 ............................... 6,300,000 6,293,259
Nevada 2.5%
County of Clark Department of Aviation , Revenue, Sub. Lien , 2018A , Refunding , 5% ,
7/01/21 ......................................................... 17,080,000 17,703,078
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 2,053,464
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,352,470
State of Nevada , Highway Improvement , Revenue , 2013 , Refunding , 5% , 12/01/20 ..
7,000,000 7,084,210
30,193,222
New Jersey 6.5%
c
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,621,475
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,132,240

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
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Municipal Bonds
(continued)
New Jersey (continued)
City of Newark, (continued)
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... $ 1,000,000 $ 1,169,550
County of Atlantic ,
GO, 2020, 0.375%, 6/01/21 .......................................... 501,000 499,417
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,697,251
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,714,539
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,728,972
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,241,179
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,321,423
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 31,552,750
New Jersey Economic Development Authority ,
b
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 8,022,600
d
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.69%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 5,565,000 5,427,322
New Jersey Transportation Trust Fund Authority , Revenue , 2006C , BHAC Insured , Zero
Cpn ., 12/15/27 .................................................... 11,110,000 9,728,249
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 2,112,400
77,969,367
New York 5.9%
b
Chautauqua County Capital Resource Corp. , Jamestown Center City Development
Corp. , Revenue , 2013 , Refunding , Mandatory Put , 2% , 11/01/21 .............. 4,750,000 4,796,455
City of New York , GO , 2019A , Refunding , 5% , 8/01/22 ........................
5,000,000 5,453,150
County of Suffolk ,
GO, 2017 D, Refunding, 4%, 10/15/20 .................................. 4,270,000 4,283,664
GO, 2018 B, AGMC Insured, 4%, 10/15/28 ............................... 4,205,000 4,890,878
Metropolitan Transportation Authority , Revenue , 2019B-1 , 5% , 5/15/22 ...........
8,250,000 8,563,417
New York State Dormitory Authority ,
Revenue, 2020 B, 5%, 3/31/21 ........................................ 5,000,000 5,141,050
Cornell University, Revenue, 2020A, Refunding, 5%, 7/01/26 ................. 5,000,000 6,323,350
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,416,130
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,963,800
New York State Housing Finance Agency ,
Revenue, 2017K, GNMA Insured, 1.5%, 5/01/21 ........................... 10,000,000 10,066,800
Revenue, 2020F, 1.1%, 11/01/26 ...................................... 2,860,000 2,860,229
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 C , Refunding , 5% , 3/15/27 ............................... 4,000,000 5,083,040
71,841,963
North Carolina 1.1%
City of Charlotte , COP , 2013B , 3% , 6/01/22 ................................
7,500,000 7,515,225
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,815,460
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,962,945
13,293,630
North Dakota 0.3%
City of West Fargo , GO , 2018 , Refunding , 2.15% , 5/01/21 .....................
4,075,000 4,078,464

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
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a a a a a
Municipal Bonds
(continued)
Ohio 3.8%
c
County of Cuyahoga , Revenue , 2020 D , Refunding , 3% , 12/01/21 ...............
$ 9,090,000 $ 9,397,696
County of Lucas , Promedica Healthcare Obligated Group , Revenue , 2011A , Pre-
Refunded , 6.5% , 11/15/37 ........................................... 10,000,000 10,747,600
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/20 ................................. 1,400,000 1,412,362
COP, 2020, BAM Insured, 4%, 12/01/22 ................................. 1,200,000 1,291,488
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 9,231,320
Water Pollution Control Loan Fund, Revenue, 2019A, 5%, 6/01/29 ............. 8,500,000 11,462,930
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,855,117
46,398,513
Oklahoma 0.6%
Oklahoma County Finance Authority ,
Oklahoma County Independent School District No. 52 Midwest City-Del City,
Revenue, 2018, 5%, 10/01/20 ....................................... 1,350,000 1,355,076
Oklahoma County Independent School District No. 52 Midwest City-Del City,
Revenue, 2018, 5%, 10/01/22 ....................................... 1,000,000 1,095,110
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/21 ........................................................ 2,010,000 2,103,164
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,633,980
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,327,786
7,515,116
Oregon 0.9%
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,442,440
State of Oregon ,
GO, 2015B, Refunding, 5%, 8/01/27 .................................... 2,785,000 3,406,779
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,528,550
11,377,769
Pennsylvania 3.7%
b
Delaware Valley Regional Finance Authority , Revenue , 2018 B , Mandatory Put , 0.53% ,
9/01/22 ......................................................... 2,500,000 2,484,100
b
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014B ,
Refunding , Mandatory Put , 1.174% , 6/01/24 .............................. 10,000,000 9,967,000
b
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,124,800
d
University of Pittsburgh-of the Commonwealth System of Higher Education ,
Revenue, FRN, 2018, 0.33%, (SIFMA Municipal Swap Index + 0.24%), 9/15/21 ... 5,000,000 4,995,050
Revenue, FRN, 2019, 0.45%, (SIFMA Municipal Swap Index + 0.36%), 2/15/24 ... 7,750,000 7,736,205
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,995,010
44,302,165
Tennessee 2.2%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 8,137,365
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,854,369
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,580,507
26,572,241

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
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Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas 10.9%
Central Texas Turnpike System , Revenue, First Tier , 2002-A , BHAC, AMBAC Insured ,
Zero Cpn ., 8/15/27 ................................................. $ 3,280,000 $ 3,041,806
City of Dallas , Waterworks & Sewer System , Revenue , 2015A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 6,129,750
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,271,530
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 6,196,841
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/21 .... 2,000,000 2,071,520
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/22 .... 3,200,000 3,434,272
Comal Independent School District ,
GO, 2017, PSF Guaranty, 5%, 2/01/21 .................................. 2,280,000 2,325,646
GO, 2017, PSF Guaranty, 5%, 2/01/22 .................................. 2,250,000 2,403,067
Cypress-Fairbanks Independent School District ,
GO, 2013, Refunding, PSF Guaranty, 5%, 2/15/22 ......................... 7,320,000 7,831,668
b
GO, 2017A-1, PSF Guaranty, Mandatory Put, 2.125%, 8/16/21 ................ 5,730,000 5,823,055
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 32,194,073
San Antonio Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% ,
2/15/21 ......................................................... 14,880,000 15,202,450
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,629,890
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,456,380
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,531,360
c
Revenue, 2020, 4%, 8/26/21 ......................................... 10,000,000 10,374,100
b
Texas Transportation Commission , State Highway Fund , Revenue, First Tier , 2016-B ,
Refunding , Mandatory Put , 4% , 10/01/21 ................................ 3,000,000 3,096,150
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 5,445,132
Travis County Housing Finance Corp. , AMTEX McKinney Fund LP , Revenue , 2018 ,
2.75% , 4/01/21 ................................................... 10,000,000 10,012,700
University of Texas System (The) , Revenue , 2016 J , 5% , 8/15/21 ...............
4,000,000 4,185,440
131,656,830
Utah 0.1%
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,360,277
Virginia 2.3%
Virginia College Building Authority ,
Revenue, 2012 A, Pre-Refunded, 4%, 2/01/29 ............................ 15,375,000 16,204,020
College of William & Mary Foundation (The), Revenue, B, Refunding, 5%, 9/01/20 . 11,760,000 11,760,000
27,964,020
Washington 5.6%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,221,679
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,283,301
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,672,700
King County School District No. 410 Snoqualmie Valley ,
GO, 2017, Refunding, 5%, 12/01/20 .................................... 4,880,000 4,938,609
GO, 2017, Refunding, 5%, 12/01/21 .................................... 2,455,000 2,603,306
King County School District No. 414 Lake Washington ,
GO, 2020, 4%, 12/01/20 ............................................. 1,405,000 1,418,404
GO, 2020, 4%, 12/01/21 ............................................. 1,415,000 1,482,849
Pierce County School District No. 320 Sumner , GO , 2017 , Refunding , 4% , 12/01/20 .
7,250,000 7,318,948
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,361,519

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
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a
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a a a a a
Municipal Bonds
(continued)
Washington (continued)
Spokane County School District No. 354 Mead, (continued)
GO, 2018, 5%, 12/01/33 ............................................. $ 1,500,000 $ 1,895,505
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 9,877,603
State of Washington ,
GO, 2012D, Pre-Refunded, 5%, 2/01/34 ................................. 6,545,000 6,990,257
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 4,085,000 4,443,867
GO, R-2013B, Refunding, 5%, 7/01/23 .................................. 3,255,000 3,542,221
GO, R-2015D, Refunding, 5%, 7/01/28 .................................. 3,985,000 4,772,994
b
University of Washington , Revenue , 2019A , Mandatory Put , 5% , 5/01/22 ..........
5,000,000 5,275,850
68,099,612
Wisconsin 0.8%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,027,110
State of Wisconsin , GO , 2012B , Pre-Refunded , 3% , 5/01/33 ...................
9,000,000 9,169,560
10,196,670
Total Municipal Bonds (Cost $922,800,738) .....................................
958,801,499
Total Long Term Investments (Cost $950,383,925) ...............................
987,439,349
a
a a a a
Short Term Investments 18.9%
Municipal Bonds 18.9%
Colorado 1.8%
e
City & County of Denver ,
COP, 2008A1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.02%, 12/01/29 ................................................. 2,355,000 2,355,000
COP, 2008A2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.02%, 12/01/29 ................................................. 8,710,000 8,710,000
COP, 2008A3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.02%, 12/01/31 ................................................. 8,900,000 8,900,000
e
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 12/01/35 ................ 2,560,000 2,560,000
22,525,000
Florida 0.3%
e
County of St. Lucie , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily
VRDN and Put , 0.05% , 9/01/28 ....................................... 3,100,000 3,100,000
Georgia 0.0%
†
e
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.03% , 7/01/35 ................................... 100,000 100,000
Kentucky 0.3%
e
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2011B , LOC PNC Bank NA , Daily VRDN and Put , 0.02% , 10/01/39 3,600,000 3,600,000
Maryland 0.5%
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.02% , 7/01/41 ............................................. 6,140,000 6,140,000
Minnesota 3.1%
e
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 11/15/35 ................................. 5,725,000 5,725,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.02%, 11/15/35 ..................................... 23,700,000 23,700,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
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71
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
e
City of Minneapolis/St. Paul Housing & Redevelopment Authority, (continued)
Children's Health Care Obligated Group, Revenue, 2007A-2, AGMC Insured, SPA US
Bank NA, Daily VRDN and Put, 0.02%, 8/15/37 .......................... $ 6,750,000 $ 6,750,000
e
Minnesota Higher Education Facilities Authority , Concordia University St. Paul ,
Revenue , 6Q , LOC US Bank NA , Daily VRDN and Put , 0.04% , 4/01/37 ......... 1,200,000 1,200,000
37,375,000
Missouri 0.4%
e
Health & Educational Facilities Authority of the State of Missouri ,
Washington University (The), Revenue, 2000 B, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 3/01/40 ................................. 3,200,000 3,200,000
Washington University (The), Revenue, 2003B, SPA US Bank NA, Daily VRDN and
Put, 0.05%, 2/15/33 .............................................. 1,100,000 1,100,000
4,300,000
New York 6.6%
e
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.03% , 4/01/36 ................................................... 4,600,000 4,600,000
e
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 11/01/31 ........... 7,155,000 7,155,000
e
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 2,700,000 2,700,000
e
New York City ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.02%, 6/15/50 ...................................... 4,200,000 4,200,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.03%, 6/15/49 ...................................... 7,200,000 7,200,000
e
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003-A4, Refunding, SPA TD Bank NA, Daily VRDN
and Put, 0.02%, 11/01/29 .......................................... 19,025,000 19,025,000
Future Tax Secured, Revenue, 2016 E-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.02%, 2/01/45 ...................................... 2,800,000 2,800,000
Future Tax Secured, Revenue, 2019 B-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.02%, 8/01/42 ...................................... 18,800,000 18,800,000
e
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.02%, 1/01/32 .............................................. 5,100,000 5,100,000
Revenue, 2005 B-2, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.02%,
1/01/32 ........................................................ 7,145,000 7,145,000
Revenue, 2005B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.03%, 1/01/32 .............................................. 1,300,000 1,300,000
80,025,000
North Carolina 2.2%
e
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.02%, 1/15/37 .......................... 15,100,000 15,100,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 1/15/48 ................................. 3,000,000 3,000,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 1/15/48 ................................. 8,335,000 8,335,000
26,435,000
Ohio 0.2%
e
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.05% , 6/01/34 ........................... 2,700,000 2,700,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.8%
e
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.03%, 8/01/34 ................................. $ 7,500,000 $ 7,500,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.02%, 8/01/34 ................................. 1,700,000 1,700,000
9,200,000
Tennessee 1.1%
e
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.03% , 6/01/42 ................................... 13,530,000 13,530,000
Utah 1.2%
e
County of Utah , IHC Health Services, Inc. Obligated Group , Revenue , 2018C , SPA TD
Bank NA , Daily VRDN and Put , 0.02% , 5/15/58 ........................... 1,900,000 1,900,000
e
County of Weber , IHC Health Services, Inc. Obligated Group , Revenue , 2000C , SPA
Bank of New York Mellon (The) , Daily VRDN and Put , 0.02% , 2/15/35 .......... 12,200,000 12,200,000
14,100,000
Virginia 0.4%
e
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.03% ,
10/01/48 ........................................................ 4,875,000 4,875,000
Total Municipal Bonds (Cost $228,005,000) .....................................
228,005,000
Total Short Term Investments (Cost $228,005,000 ) ...............................
228,005,000
a
Total Investments (Cost $1,178,388,925) 100.6% ................................
$1,215,444,349
Other Assets, less Liabilities (0.6)% ...........................................
(6,530,038)
Net Assets 100.0% ...........................................................
$1,208,914,311
See Abbreviations on page 153 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
The coupon rate shown represents the rate at period end.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
.................................................. 0.20 0.39 0.20
Net realized and unrealized gains (losses) .................................... (0.36) 0.56 (0.04)
Total from investment operations ............................................. (0.16) 0.95 0.16
Less distributions from:
Net investment income ................................................... (0.20) (0.42) (0.20)
Net asset value, end of period ............................................... $10.10 $10.46 $9.93
Total return
e
............................................................ (1.51)% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
............................................................. 0.80% 0.79% 0.81%
Net investment income .................................................... 3.99% 3.82% 4.23%
Supplemental data
Net assets, end of period (000’s) ............................................. $987,662 $900,342 $343,683
Portfolio turnover rate ..................................................... 21.39% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.45 $9.92 $9.94 $10.25 $10.57 $10.68
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.40 0.43 0.43 0.46 0.45
Net realized and unrealized gains (losses) (0.37) 0.56 (0.01) (0.30) (0.33) (0.11)
Total from investment operations ........ (0.16) 0.96 0.42 0.01 0.13 0.34
Less distributions from:
Net investment income .............. (0.20) (0.43) (0.44) (0.44) (0.45) (0.45)
Net asset value, end of period .......... $10.09 $10.45 $9.92 $9.94 $10.25 $10.57
Total return
d
....................... (1.44)% 9.90% 4.33% 1.30% 1.21% 3.30%
Ratios to average net assets
e
Expenses ......................... 0.65%
f
0.64%
f
0.66%
f
0.66% 0.64% 0.67%
Net investment income ............... 4.16% 3.97% 4.38% 4.22% 4.36% 4.32%
Supplemental data
Net assets, end of period (000’s) ........ $3,792,731 $4,196,856 $4,174,968 $4,608,917 $5,030,901 $5,117,876
Portfolio turnover rate ................ 21.39% 11.98% 6.16% 6.98% 12.26% 11.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.66 $10.12 $10.13 $10.44 $10.76 $10.86
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.36 0.39 0.38 0.41 0.40
Net realized and unrealized gains (losses) (0.37) 0.56 (0.01) (0.30) (0.34) (0.11)
Total from investment operations ........ (0.19) 0.92 0.38 0.08 0.07 0.29
Less distributions from:
Net investment income .............. (0.18) (0.38) (0.39) (0.39) (0.39) (0.39)
Net asset value, end of period .......... $10.29 $10.66 $10.12 $10.13 $10.44 $10.76
Total return
d
....................... (1.77)% 9.27% 3.77% 0.71% 0.62% 2.78%
Ratios to average net assets
e
Expenses ......................... 1.19%
f
1.19%
f
1.21%
f
1.21% 1.19% 1.22%
Net investment income ............... 3.57% 3.42% 3.83% 3.67% 3.81% 3.77%
Supplemental data
Net assets, end of period (000’s) ........ $390,978 $488,258 $558,728 $870,227 $1,025,186 $1,062,643
Portfolio turnover rate ................ 21.39% 11.98% 6.16% 6.98% 12.26% 11.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.50 $9.97 $9.98 $10.31
Income from investment operations
c
:
Net investment income
d
...................................... 0.21 0.42 0.45 0.27
Net realized and unrealized gains (losses) ........................ (0.36) 0.56 (0.01) (0.34)
Total from investment operations ................................. (0.15) 0.98 0.44 (0.07)
Less distributions from:
Net investment income ....................................... (0.21) (0.45) (0.45) (0.26)
Net asset value, end of period ................................... $10.14 $10.50 $9.97 $9.98
Total return
e
................................................ (1.36)% 10.01% 4.55% (0.68)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by affiliates .................... 0.50%
g,h
0.50%
g
0.52%
h
0.51%
Net investment income ........................................ 4.28% 4.11% 4.52% 4.37%
Supplemental data
Net assets, end of period (000’s) ................................. $130,340 $127,806 $90,752 $152,255
Portfolio turnover rate ......................................... 21.39% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
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77
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $9.97 $9.98 $10.30 $10.61 $10.72
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.42 0.45 0.44 0.47 0.46
Net realized and unrealized gains (losses) (0.37) 0.55 (0.01) (0.31) (0.32) (0.11)
Total from investment operations ........ (0.16) 0.97 0.44 0.13 0.15 0.35
Less distributions from:
Net investment income .............. (0.21) (0.44) (0.45) (0.45) (0.46) (0.46)
Net asset value, end of period .......... $10.13 $10.50 $9.97 $9.98 $10.30 $10.61
Total return
d
....................... (1.48)% 9.97% 4.52% 1.29% 1.39% 3.39%
Ratios to average net assets
e
Expenses ......................... 0.55%
f
0.54%
f
0.56%
f
0.56% 0.54% 0.57%
Net investment income ............... 4.24% 4.07% 4.48% 4.32% 4.46% 4.32%
Supplemental data
Net assets, end of period (000’s) ........ $1,091,806 $1,166,057 $994,336 $1,070,254 $1,898,648 $2,167,363
Portfolio turnover rate ................ 21.39% 11.98% 6.16% 6.98% 12.26% 11.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a a
Shares
a
Value
a
Management Investment Companies 0.9%
Capital Markets 0.9%
a
Franklin Liberty Intermediate Municipal Opportunities ETF ..................... 550,000 $ 14,063,500
iShares National Muni Bond ETF ........................................ 346,295 40,163,294
54,226,794
Total Management Investment Companies (Cost $53,215,598) ....................
54,226,794
Principal
Amount
a a a a
U.S. Government and Agency Securities 0.0%
†
b
Coalview Centralia LLC, 15%, 2/28/21 .................................... $ 1,900,000 1,896,387
Total U.S. Government and Agency Securities (Cost $1,900,000) ..................
1,896,387
Municipal Bonds 97.7%
Alabama 2.7%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/28 .................... 7,350,000 5,107,956
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/29 .................... 13,465,000 8,613,426
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/30 .................... 19,050,000 11,197,399
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/31 .................... 24,845,000 13,391,455
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/32 .................... 30,825,000 15,238,339
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/33 .................... 35,700,000 16,237,788
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/34 .................... 28,020,000 11,724,128
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/35 .................... 15,000,000 5,766,300
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/36 .................... 12,425,000 4,365,897
Sewer, Revenue, Sub. Lien, 2013-F, Zero Cpn., 10/01/39 .................... 75,000,000 73,886,250
Cullman County Health Care Authority , Revenue , 2009A , 7% , 2/01/36 ............
5,000 5,011
Selma Industrial Development Board , International Paper Co. , Revenue , 2011A ,
5.375% , 12/01/35 .................................................. 3,250,000 3,405,383
State of Alabama , Docks Department , Revenue , 2010 , Pre-Refunded , 6% , 10/01/40 .
6,000,000 6,028,080
174,967,412
Arizona 1.7%
Arizona Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2011B-1 , 5.25% , 3/01/39 ............................................ 10,000,000 10,208,900
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,335,000 1,392,018
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 1,000,000 1,059,680
Industrial Development Authority of the County of Pima (The) ,
c
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 5,466,187
c
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,243,262
Tucson Electric Power Co., Revenue, 2010 A, 5.25%, 10/01/40 ............... 15,405,000 15,445,977
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,121,540
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,102,160
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/38 ........................................................ 5,000,000 5,749,650
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/52 ........................................................ 10,000,000 11,282,400
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 7,230,120
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,758,212
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6%, 10/01/37 ................. 1,200,000 1,249,716
c
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/47 ............. 1,400,000 1,443,218
c
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/52 ............. 1,400,000 1,439,102
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,233,737

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Tempe Industrial Development Authority, (continued)
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ $ 8,000,000 $ 7,819,760
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007A , Refunding , 6.375% , 12/01/37 ........................... 14,660,000 13,760,902
106,006,541
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Health Obligated Group , Revenue ,
2019 , 5% , 12/01/47 ................................................ 3,000,000 3,662,160
California 20.3%
Alvord Unified School District , GO , 2011B , AGMC Insured , Zero Cpn., 8/01/41 ......
30,750,000 16,593,930
c
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ......
10,800,000 12,127,644
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 3,625,000 3,628,516
c
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 17,400,000 18,364,830
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,021,476
c
California Pollution Control Financing Authority ,
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 14,210,000
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 5,800,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 2,650,000 2,574,502
c
California Public Finance Authority , Keck Graduate Institute of Applied Life Sciences ,
Revenue , 144A, 2017A , Refunding , 5% , 7/01/47 .......................... 2,900,000 2,436,000
California State Public Works Board , Revenue , 2012 A , 5% , 4/01/30 .............
17,785,000 19,047,201
California Statewide Communities Development Authority ,
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,423,416
Loma Linda University Medical Center Obligated Group, Revenue, 2014A, 5.25%,
12/01/44 ....................................................... 20,555,000 22,108,958
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,230,490
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,477,432
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,652,900
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 15,000,000 15,791,850
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,147,800
Compton Community College District ,
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,179,636
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,213,560
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,181,413
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,175,967
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,182,324
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,155,620
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,649,000
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,672,077
Revenue, Junior Lien, 2013C, Refunding, 6.5%, 1/15/43 ..................... 28,790,000 32,697,091
Revenue, Junior Lien, C, Refunding, 6.25%, 1/15/33 ....................... 17,580,000 19,985,120
Golden State Tobacco Securitization Corp. ,
Revenue, 2007B, Zero Cpn., 6/01/47 ................................... 50,000,000 10,556,500
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 20,000,000 20,564,400
Los Angeles Unified School District , GO , 2010 KRY , 5.25% , 7/01/34 .............
36,625,000 36,763,076
M-S-R Energy Authority ,
Revenue, 2009B, 6.125%, 11/01/29 .................................... 30,275,000 38,594,570
Revenue, 2009B, 7%, 11/01/34 ....................................... 20,000,000 31,122,200
Revenue, 2009C, 6.5%, 11/01/39 ...................................... 20,000,000 31,862,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Novato Redevelopment Agency Successor Agency , Tax Allocation , 2011 , Pre-
Refunded , 6.75% , 9/01/40 ........................................... $ 3,750,000 $ 3,993,412
Palmdale Elementary School District ,
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/28 ..................... 1,500,000 1,334,130
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/30 ..................... 1,250,000 1,049,825
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/31 ..................... 1,250,000 1,017,088
Special Tax, 2012 A, AGMC Insured, Zero Cpn., 8/01/34 ..................... 2,500,000 2,669,775
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 6,065,000 6,618,249
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,943,680
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,900,215
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,637,950
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/42 ......................... 7,000,000 3,554,180
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 41,713,731
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 31,798,948
GO, 2014 G, Pre-Refunded, Zero Cpn., 7/01/34 ........................... 5,000,000 2,824,450
GO, 2014 G, Pre-Refunded, Zero Cpn., 7/01/35 ........................... 10,000,000 5,319,900
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 35,256,000 47,963,320
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 35,256,000 48,195,305
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 52,176,689
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 44,482,224
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 128,434,987
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 133,586,076
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 20,000,000 22,156,400
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 25,000,000 27,601,500
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 44,486,000
San Mateo Union High School District , GO , 2011A , Zero Cpn., 9/01/41 ...........
20,000,000 22,378,600
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,729,200
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,409,750
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,264,000
Revenue, 2007C, Zero Cpn., 6/01/56 ................................... 60,000,000 6,534,000
Southern California Public Power Authority , Revenue , 2007A , 5.25% , 11/01/27 .....
9,855,000 12,526,099
State of California ,
GO, 5.25%, 3/01/30 ................................................ 80,000,000 80,316,800
GO, 5%, 10/01/41 ................................................. 10,000,000 10,480,800
GO, 2010, 5.25%, 11/01/40 .......................................... 47,000,000 47,365,660
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 10,252,500
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,072,780
1,296,980,322
Colorado 5.8%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,789,723
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,677,622
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,599,935
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,310,127
c
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 .....
1,685,000 1,724,682
Bradburn Metropolitan District No. 2 ,
GO, 2018A, Refunding, 5%, 12/01/38 ................................... 600,000 645,648

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
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(continued)
Colorado (continued)
Bradburn Metropolitan District No. 2, (continued)
GO, 2018A, Refunding, 5%, 12/01/47 ................................... $ 2,400,000 $ 2,546,952
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 545,312
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,499,731
City & County of Denver , Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48
24,120,000 28,795,662
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/44 2,300,000 2,551,229
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,300,000 5,185,456
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 13,218,256
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 14,000,000 17,054,800
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,436,910
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,892,750
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/45 .... 1,000,000 1,098,530
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 4,525,000 4,937,770
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,823,888
Copperleaf Metropolitan District No. 2 , GO , 2015 , Refunding , 5.75% , 12/01/45 .....
2,000,000 2,058,160
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 3,942,246
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,047,900
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,299,528
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019A , 5% , 12/01/49 .......
900,000 913,311
c
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,370,100
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,352,000
Denver International Business Center Metropolitan District No. 1 , GO , 2019B , 6% ,
12/01/48 ........................................................ 4,290,000 4,444,955
c
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ...........
2,000,000 2,042,600
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,475,400
First Creek Village Metropolitan District ,
GO, 2019A, 5%, 12/01/39 ........................................... 595,000 637,947
GO, 2019A, 5%, 8/01/49 ............................................ 540,000 571,326
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 774,112
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,023,700
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 577,645
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,135,890
c
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 659,351
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 1,935,777
Leyden Rock Metropolitan District No. 10 , GO , 2016 A , Refunding , 5% , 12/01/45 ....
3,020,000 3,100,060
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020A, 4.875%, 12/01/40 .... 520,000 522,049
Meadowland Metropolitan District, GO, Senior Lien, 2020A, 5.125%, 12/01/50 .... 750,000 752,925
Palisade Park West Metropolitan District , GO , 2019A , 5.125% , 12/01/49 ..........
1,500,000 1,525,965
c
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40
3,000,000 3,057,270
c
Prairie Center Metropolitan District No. 7 ,
GO, 144A, 2020, 4.125%, 12/15/36 .................................... 900,000 904,347
GO, 144A, 2020, 4.875%, 12/15/44 .................................... 725,000 728,386
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 2,060,000 2,250,715

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
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Municipal Bonds
(continued)
Colorado (continued)
Public Authority for Colorado Energy, (continued)
Revenue, 2008, 6.25%, 11/15/28 ...................................... $ 12,500,000 $ 16,080,375
Revenue, 2008, 6.5%, 11/15/38 ....................................... 80,100,000 127,713,843
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 629,150
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,277,880
Ritoro Metropolitan District , GO , 2019A , 5% , 12/01/49 ........................
2,000,000 2,043,480
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,034,589
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,547,040
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,884,784
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,585,898
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 826,443
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,255,776
STC Metropolitan District No. 2 ,
GO, 2019A, Refunding, 5%, 12/01/38 ................................... 2,000,000 2,049,880
GO, 2019A, Refunding, 5%, 12/01/49 ................................... 1,000,000 1,012,620
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,802,193
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,311,624
d
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,144,308
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,799,753
Villages At Castle Rock Metropolitan District No. 4 , 1989 , Zero Cpn., 6/01/31 .......
3,000,000 2,700,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 629,010
Willow Bend Metropolitan District , GO, Senior Lien , 2019A , 5% , 12/01/49 .........
1,000,000 1,019,500
367,786,794
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group, Revenue, 144A, 2016A, 5%, 9/01/46 .. 1,000,000 1,027,610
c
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,017,048
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 5,839,020
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 13,641,810
c
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,125,880
c
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 2,948,960
State of Connecticut , GO , 2020 A , 3% , 1/15/39 .............................
1,700,000 1,774,460
35,374,788
Delaware 0.0%
†
Delaware State Health Facilities Authority , Christiana Care Health System Obligated
Group , Revenue , 2020 A , Refunding , 4% , 10/01/49 ........................ 1,000,000 1,137,570
Florida 6.3%
Brooks of Bonita Springs Community Development District , Special Assessment ,
6.85% , 5/01/31 ................................................... 790,000 791,438
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,059,425
Capital Trust Agency, Inc. ,
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 800,000 914,216
c
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,280,000 1,334,669
c
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,483,210
c
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,153,475
c
University Bridge LLC, Revenue, 144A, 2018A, 5.25%, 12/01/43 .............. 31,755,000 30,920,796
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,502,450

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
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(continued)
Florida (continued)
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. $ 2,000,000 $ 2,451,180
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/34 ............ 650,000 434,830
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/40 ............ 1,000,000 506,490
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/41 ............ 1,000,000 482,770
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/42 ............ 1,000,000 460,340
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/45 ............ 2,000,000 802,340
c
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 542,015
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,747,445
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,478,560
Hodges University, Inc., Revenue, 2013, 6.125%, 11/01/43 ................... 10,035,000 10,462,090
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 586,684
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 757,567
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
5,000,000 5,350,650
County of Miami-Dade , Aviation , Revenue , 2019A , 5% , 10/01/44 ................
8,500,000 10,284,150
c
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 3,121,452
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 5,774,062
c,d
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 250,417
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 800,944
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,174,953
c
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 5,850,292
c
Epperson North Community Development District , Special Assessment , 144A, 2018
A-1 , 5.5% , 11/01/39 ................................................ 1,500,000 1,677,225
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 775,000 782,750
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 1,135,000 1,160,356
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 1,225,000 1,259,998
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 2,300,000 2,364,055
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 9,000,000 9,892,170
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 1,500,000 1,644,675
Greater Orlando Aviation Authority , Revenue , 2019 A , 5% , 10/01/44 ..............
14,200,000 17,206,424
c
Greeneway Improvement District , Special Assessment , 144A, 2013 , 5.125% , 5/01/43
35,910,000 36,796,977
c
Hills Minneola Community Development District ,
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,020,150
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,683,957
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,583,777
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 172,808
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 374,339
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 552,281
Indian Trace Development District , Special Assessment , 2003 , 5.5% , 5/01/33 ......
2,000,000 2,005,380
Indigo Community Development District ,
e
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 595,000 595,803
Special Assessment, 1999C, 7%, 5/01/30 ................................ 4,123,752 2,886,626
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 391,655

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
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(continued)
Florida (continued)
Kindred Community Development District II, (continued)
Special Assessment, 2020, 3.75%, 5/01/50 .............................. $ 570,000 $ 569,977
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 381,832
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 812,084
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,330,972
Lake Ashton Community Development District , Special Assessment , 2015A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,330,000 2,455,843
Marshall Creek Community Development District , Special Assessment , 2015A ,
Refunding , 5% , 5/01/32 ............................................. 1,890,000 1,971,459
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , 5.5% , 11/15/42 ...................... 3,800,000 4,040,844
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,627,753
Miami-Dade County Expressway Authority , Revenue , 2010 A , 5% , 7/01/40 ........
44,360,000 44,485,539
North Sumter County Utility Dependent District ,
Revenue, 2010, 6%, 10/01/30 ........................................ 3,780,000 3,797,691
Revenue, 2010, 6.25%, 10/01/43 ...................................... 6,865,000 6,898,501
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,899,611
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,398,160
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 831,915
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,286,800
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,153,210
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,666,751
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 1,500,000 1,753,605
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 330,000 338,359
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,260,000 1,306,267
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,245,500
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 1,000,000 1,108,440
d
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 431,840
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,023,521
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,695,999
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/21 ............................ 600,000 462,162
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,590,000 1,225,954
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,910,000 1,919,646
c,d
Sandmine Road Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ....... 300,000 300,810
Assessment Area One, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ....... 1,040,000 1,043,619
Assessment Area One, Special Assessment, 144A, 2020, 3.75%, 5/01/50 ....... 2,020,000 2,016,324
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
7,985,000 8,911,340
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 350,000 354,081

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
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a
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(continued)
Florida (continued)
Six Mile Creek Community Development District, (continued)
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... $ 505,000 $ 516,999
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,417,006
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,362,325
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
5,900,000 5,902,950
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,797,700
d
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,035,880
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,000,000 1,019,360
c
V-Dana Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........ 375,000 379,560
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/40 .......... 1,775,000 1,801,146
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/51 .......... 3,500,000 3,515,855
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 5,085,000 5,336,708
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 8,100,000 8,525,574
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,800,000 1,965,870
Special Assessment, 2014, 6%, 5/01/44 ................................. 7,400,000 8,144,366
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,485,000 3,588,156
Village Community Development District No. 9 ,
Special Assessment, 1, 6.75%, 5/01/31 ................................. 6,445,000 6,643,506
Special Assessment, 1, 7%, 5/01/41 .................................... 5,715,000 5,927,541
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 390,000 401,400
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,810,000 1,882,328
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,815,000 1,889,233
404,330,188
Georgia 1.3%
e
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
d
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 625,000 762,900
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 600,000 727,590
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/39 325,000 362,970
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,815,930
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 10,235,988
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 7,400,000 9,166,972
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2020 A , Refunding , 4% , 2/15/39 ................. 8,300,000 9,563,675
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/25 ....................................... 5,000,000 6,105,550
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 4,000,000 5,093,600
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 10,000,000 12,940,200
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 16,615,315
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/48 ........................................ 4,595,000 5,536,561
Revenue, 2019A, 5%, 1/01/56 ........................................ 5,000,000 6,033,700
84,998,194
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010A , 7% , 2/01/36 ............
13,305,000 13,515,485

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
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Principal
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(continued)
Illinois 5.2%
Bureau County Township High School District No. 502 , GO , 2013A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... $ 5,250,000 $ 6,312,757
Chicago O'Hare International Airport ,
Passenger Facility Charge, Revenue, 2010 B, 5%, 1/01/35 ................... 12,555,000 12,600,952
Passenger Facility Charge, Revenue, 2010 B, 5%, 1/01/40 ................... 20,430,000 20,505,795
Chicago Transit Authority ,
Revenue, 2011, 5.25%, 12/01/36 ...................................... 11,000,000 11,472,230
d
Revenue, Second Lien, 2020 A, Refunding, 5%, 12/01/55 .................... 3,750,000 4,481,700
County of Cook , GO , 2012C , Refunding , 5% , 11/15/29 .......................
34,555,000 37,036,049
Illinois Finance Authority ,
e
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 2,815,000 1,520,100
e
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/43 .................... 3,000,000 1,800,000
e
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/53 .................... 3,075,000 1,845,000
e
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.1%, 12/01/43 ....... 1,600,000 440,000
e
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.25%, 12/01/53 ...... 2,600,000 715,000
CHF-Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,361,200
CHF-Normal LLC, Revenue, 2011, Pre-Refunded, 7%, 4/01/43 ................ 7,500,000 7,783,575
c,f
Navistar International Corp., Revenue, 144A, 2020, Refunding, Mandatory Put,
4.75%, 8/01/30 .................................................. 26,100,000 26,826,624
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,750,000 2,997,115
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 4,052,325
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 17,894,835
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/37 ....... 2,500,000 2,565,075
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/45 .... 1,100,000 1,127,984
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/50 .... 3,150,000 3,222,104
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,640,229
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,044,932
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5%, 5/01/48 4,030,000 3,821,689
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 9,984,800
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,381,632
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 5,485,000 6,680,565
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 9,118,500
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 2,869,207
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 7,480,473
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 4,000,000 2,044,560
Revenue, 2010-B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 7,611,231
Railsplitter Tobacco Settlement Authority , Revenue , 2010 , Pre-Refunded , 6% , 6/01/28
9,650,000 10,069,871
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,497,080
GO, 2016, 4%, 6/01/33 ............................................. 2,400,000 2,472,432
GO, 2017C, 5%, 11/01/29 ........................................... 4,200,000 4,706,100
GO, 2017D, 3.25%, 11/01/26 ......................................... 2,500,000 2,529,250
GO, 2017D, 5%, 11/01/26 ........................................... 5,200,000 5,821,452
GO, 2017D, 5%, 11/01/28 ........................................... 14,465,000 16,247,522
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,518,548
GO, 2020, 5.5%, 5/01/30 ............................................ 3,300,000 4,016,331
GO, 2020, 5.5%, 5/01/39 ............................................ 7,135,000 8,344,097
GO, 2020, 5.75%, 5/01/45 ........................................... 750,000 881,160
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 2018A-1, 5%,
12/01/54 ....................................................... 11,000,000 9,254,960

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
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(continued)
Illinois (continued)
Upper Illinois River Valley Development Authority, (continued)
c
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2018B,
6%, 12/01/54 ................................................... $ 5,475,000 $ 4,697,660
Village of Bolingbrook , GO , 2013A , Pre-Refunded , Zero Cpn., 1/01/35 ............
19,800,000 10,790,802
Village of Bourbonnais , Olivet Nazarene University , Revenue , 2010 , Pre-Refunded ,
5.5% , 11/01/40 .................................................... 3,570,000 3,600,845
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,752,785
334,439,133
Indiana 1.0%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,775,565
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2011, 5.75%, 11/15/41 ........... 5,000,000 5,138,250
Greencroft Goshen Obligated Group, Revenue, 2013A, 7%, 11/15/43 ........... 5,000,000 5,362,350
Marian University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 9/15/41 ......... 12,500,000 13,286,375
Ohio Valley Electric Corp., Revenue, 2012A, 5%, 6/01/32 .................... 10,000,000 10,417,900
WVB East End Partners LLC, Revenue, 2013A, 5%, 7/01/40 ................. 12,500,000 13,413,375
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 12,500,000 13,403,625
63,797,440
Iowa 0.7%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018A , 5% , 3/01/48 ..
7,500,000 7,786,275
Iowa Tobacco Settlement Authority , Revenue , 2005B , 5.6% , 6/01/34 .............
35,850,000 36,378,429
44,164,704
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
1,625,000 1,609,384
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,820,000 1,805,767
3,415,151
Kentucky 0.6%
County of Owen , American Water/Kentucky-American Water Co. Obligated Group ,
Revenue , 2010A , 5.375% , 6/01/40 ..................................... 10,000,000 10,008,600
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,218,000
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013C, Zero Cpn., 7/01/39 ........................... 10,000,000 10,797,400
Revenue, First Tier, 2013C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,381,250
37,405,250
Louisiana 1.3%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,208,118
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,575,000 2,778,451
c
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,655,000 2,509,161
c
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,215,137
c
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,250,000 3,256,467
c
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 2,080,000 2,137,553
c
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,778,920
c
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,985,000 2,117,598
Westlake Chemical Corp., Revenue, 2010A-2, 6.5%, 11/01/35 ................ 8,000,000 8,055,120

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
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(continued)
Louisiana (continued)
Louisiana Public Facilities Authority ,
Lafayette General Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 11/01/41 ........................................... $ 2,000,000 $ 2,178,740
Lafayette General Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 11/01/45 ........................................... 7,405,000 8,026,058
Louisiana Children's Medical Center Obligated Group, Revenue, 2020 A, AGMC
Insured, 3%, 6/01/50 .............................................. 1,000,000 1,025,720
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.5%, 5/15/37 ....... 5,000,000 5,219,650
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.75%, 5/15/41 ...... 15,500,000 16,208,040
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/47 ......... 60,000 75,046
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 13,990,560
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,246,128
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,691,712
Tobacco Settlement Financing Corp. , Revenue , 2013A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,078,420
81,796,599
Maine 0.4%
Maine Governmental Facilities Authority , Revenue , 2020 A , 3% , 10/01/39 .........
1,800,000 1,954,980
Maine Health & Higher Educational Facilities Authority ,
MaineGeneral Health Obligated Group, Revenue, 2011, 6.75%, 7/01/36 ......... 4,250,000 4,361,690
MaineGeneral Health Obligated Group, Revenue, 2011, 7%, 7/01/41 ........... 10,000,000 10,278,400
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/45 ................. 9,600,000 10,986,048
27,581,118
Maryland 0.5%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,282,525
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 2,500,000 2,560,375
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 733,883
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,315,727
County of Harford , Tax Allocation , 2011 , 7.5% , 7/01/40 .......................
6,745,000 6,641,532
Maryland Community Development Administration ,
Revenue, 2019 B, Refunding, 3.2%, 9/01/39 ............................. 10,000,000 10,838,800
Residential, Revenue, 2019 C, 3%, 9/01/39 .............................. 7,500,000 7,946,475
Maryland Health & Higher Educational Facilities Authority , Frederick Health, Inc.
Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 ................... 1,715,000 1,889,398
33,208,715
Massachusetts 1.1%
Commonwealth of Massachusetts , Revenue , 2005 , Refunding , NATL Insured , 5.5% ,
1/01/34 ......................................................... 35,000,000 48,163,500
Massachusetts Bay Transportation Authority , Revenue , 1991-A , 7% , 3/01/21 .......
260,000 268,835
Massachusetts Development Finance Agency ,
c
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,036,030
c
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,021,200
c
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,868,000 2,136,301
c
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,381,840
c
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,939,564
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,500,000 1,720,965

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
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(continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority , Revenue , 2013K , 5.25% , 7/01/29 ...
$ 4,575,000 $ 4,829,507
72,497,742
Michigan 3.4%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2001B, NATL Insured, 5.5%, 7/01/29 .................................. 5,000,000 6,357,750
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, NATL Insured, 5%, 7/01/36 ................................... 15,000 15,053
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, 5.25%, 7/01/39 ................................ 12,000,000 13,111,320
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,815,000 4,054,277
Detroit City School District , GO , 2001A 01 , AGMC Insured , 6% , 5/01/29 ...........
15,900,000 20,314,953
Michigan Finance Authority ,
Bronson Healthcare Group Obligated Group, Revenue, 2019 A, Refunding, 5%,
5/15/54 ........................................................ 25,000,000 28,433,750
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/39 ... 5,600,000 5,951,960
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/44 ... 5,000,000 5,274,650
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGMC Insured, 5%, 7/01/32 ................................. 10,000,000 11,463,100
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGMC Insured, 5%, 7/01/33 ................................. 3,000,000 3,421,950
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-6, Refunding, 5%, 7/01/33 .................................... 10,000,000 11,386,400
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,653,100
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,685,640
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,218,780
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,374,300
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 10,000,000 12,234,200
c
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 2,500,000 2,582,750
c
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,643,836
Trinity Health Corp. Obligated Group, Revenue, 2011MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 75,000 79,404
Trinity Health Corp. Obligated Group, Revenue, 2013MI-4, Refunding, 5%, 12/01/39 2,000,000 2,520,340
Trinity Health Corp. Obligated Group, Revenue, 2013MI-5, 4%, 12/01/40 ........ 3,000,000 3,475,650
Trinity Health Corp. Obligated Group, Revenue, MI 2019 A, Refunding, 5%, 12/01/41 7,500,000 9,358,500
Michigan State Building Authority , Revenue , 2011 II-A , Refunding , 5.375% , 10/15/41 .
10,000,000 10,575,800
Michigan State Hospital Finance Authority , Trinity Health Corp. Obligated Group ,
Revenue , 2008C , Pre-Refunded , 5% , 12/01/34 ........................... 2,050,000 2,216,645
Michigan Tobacco Settlement Finance Authority ,
Michigan Finance Authority Tobacco Settlement, Revenue, 2007A, 6%, 6/01/34 ... 2,500,000 2,507,300
Michigan Finance Authority Tobacco Settlement, Revenue, 2007A, 6%, 6/01/48 ... 5,000,000 5,024,750
Michigan Finance Authority Tobacco Settlement, Revenue, 2007B, Zero Cpn.,
6/01/52 ........................................................ 150,000,000 14,155,500
220,091,658
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,805,992
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,120

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority , College of St. Scholastica, Inc. ,
Revenue , 2019 , Refunding , 4% , 12/01/40 ................................ $ 1,000,000 $ 1,048,520
4,854,632
Mississippi 0.9%
County of Lowndes , International Paper Co. , Revenue , 1992-B , Refunding , 6.7% ,
4/01/22 ......................................................... 18,875,000 20,573,373
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 2,250,000 2,292,930
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 34,248,300
57,114,603
Missouri 0.9%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,685,000 5,247,528
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 278,442
d
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,500,075
Health & Educational Facilities Authority of the State of Missouri , Mosaic Health System
Obligated Group , Revenue , 2019A , Refunding , 4% , 2/15/49 .................. 1,000,000 1,121,770
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , 5% , 3/01/46 ............................................... 28,000,000 33,212,480
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,016,290
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,531,185
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. 7,000,000 7,648,760
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016B , Refunding , 6% , 3/01/37 .......................... 4,000,000 4,421,080
58,977,610
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,560,512
Nevada 0.8%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 980,000 944,406
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 1,030,000 927,052
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,767,955
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,490,925
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,185,000 8,580,581
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,465,000 1,593,598
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,690,000 1,812,373
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,070,000 1,129,053
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 459,382
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 756,533
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,058,170
c
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 ....
19,000,000 2,592,740
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,304,570
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,016,009

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
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(continued)
Nevada (continued)
County of Clark, (continued)
Special Improvement District No. 142, Special Assessment, 2012, Refunding, 5%,
8/01/21 ........................................................ $ 1,010,000 $ 1,047,219
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,315,000 2,428,991
c
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,885,000 11,880,246
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,730,990
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/38 ........ 1,000,000 1,020,390
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/48 ........ 1,500,000 1,515,150
53,056,333
New Hampshire 0.0%
†
c,d,f
New Hampshire Business Finance Authority , Covanta Holding Corp. , Revenue , 144A,
2020 B , Refunding , Mandatory Put , 3.75% , 7/02/40 ........................ 3,000,000 3,015,720
New Jersey 4.1%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 9,140,586
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 488,190
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 900,000 850,563
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,000,000 892,980
State of New Jersey Department of the Treasury, Revenue, 2016AAA, 5%, 6/15/41 4,550,000 5,119,296
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/33 1,365,000 1,609,321
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/36 2,640,000 3,082,886
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,106,190
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/48 10,000,000 11,524,800
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 750,000 884,790
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,513,972
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,909,575
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 1,020,000 1,179,069
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,267,662
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 19,800,000 20,305,296
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 25,586,500
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 16,879,310
c
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,865,930
New Jersey Higher Education Student Assistance Authority , Revenue , 2019 B ,
Refunding , 3% , 12/01/32 ............................................ 8,000,000 7,992,240
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/30 ....................... 500,000 375,680
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/31 ....................... 3,675,000 2,657,503
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 24,654,080
Revenue, 2009A, Zero Cpn., 12/15/39 .................................. 425,000 214,889
Revenue, 2010A, Zero Cpn., 12/15/40 .................................. 2,750,000 1,329,295
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 17,500,000 17,900,400
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 500,000 587,565
Revenue, 2014AA, 5%, 6/15/38 ....................................... 5,060,000 5,486,103
Revenue, 2014AA, 5%, 6/15/44 ....................................... 9,335,000 10,066,864
Revenue, 2015AA, 5.25%, 6/15/41 ..................................... 2,500,000 2,770,850
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,100,000 4,848,701
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,104,272
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,615,965
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,885,825
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,058,730
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,532,235
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 770,493

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
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New Jersey (continued)
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... $ 9,500,000 $ 11,090,110
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 21,326,760
Revenue, 2018B, Refunding, 5%, 6/01/46 ............................... 25,000,000 28,340,000
261,815,476
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 529,285
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 470,925
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,253,308
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 5,056,300
New Mexico Mortgage Finance Authority , Revenue , 2019 D , I , GNMA Insured , 3% ,
7/01/39 ......................................................... 1,980,000 2,112,264
9,422,082
New York 5.6%
City of New York ,
GO, 1992-F, 7.5%, 2/01/21 ........................................... 5,000 5,029
GO, 1992G, 7.5%, 2/01/22 ........................................... 5,000 5,029
Metropolitan Transportation Authority ,
Revenue, 2011A, Pre-Refunded, 5%, 11/15/41 ............................ 5,925,000 6,270,191
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 14,715,043
Revenue, 2013E, 5%, 11/15/33 ....................................... 10,000,000 10,516,600
f
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,159,330
Revenue, 2015D-1, Refunding, 5%, 11/15/32 ............................. 1,250,000 1,349,787
Revenue, 2016A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,400,050
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 1,000,000 1,128,310
Revenue, 2017C-1, Refunding, 5%, 11/15/34 ............................. 7,500,000 8,333,700
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 26,886,735
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 3,650,000 4,037,667
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 2,763,750
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 1,600,000 1,742,992
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 38,845,000 42,910,906
Municipal Assistance Corp. for the City of Troy ,
Revenue, 1996-C, NATL Insured, Zero Cpn., 7/15/21 ....................... 428,010 426,970
Revenue, 1996-C, NATL Insured, Zero Cpn., 1/15/22 ....................... 649,658 646,780
New York City , Water & Sewer System , Revenue , 2020 DD-1 , 4% , 6/15/50 ........
1,000,000 1,169,350
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014F , F , Refunding , 4.5% , 2/15/48 ............................ 9,825,000 10,283,041
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2020 B-1 ,
3% , 11/01/47 ..................................................... 1,700,000 1,778,948
New York Liberty Development Corp. ,
c
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 15,848,550
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 90,714,650
New York State Dormitory Authority ,
Montefiore Obligated Group, Revenue, 2020A, Refunding, 4%, 9/01/45 ......... 500,000 543,650
Montefiore Obligated Group, Revenue, 2020A, Refunding, 4%, 9/01/50 ......... 500,000 540,615
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/50 ........ 500,000 565,060
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/53 ........ 1,000,000 1,124,550
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 3%, 2/15/49 2,000,000 2,099,260
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 10,000,000 11,486,200
Revenue, 2019 B, 4%, 1/01/50 ........................................ 10,000,000 11,416,400
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 12,000,000 12,433,440

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
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(continued)
New York (continued)
New York Transportation Development Corp., (continued)
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... $ 5,000,000 $ 5,186,800
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 44,808,563
Port Authority of New York & New Jersey ,
Revenue, 221, 4%, 7/15/45 .......................................... 1,000,000 1,121,400
Revenue, 221, 4%, 7/15/50 .......................................... 1,000,000 1,115,710
Revenue, TWO HUNDRED FOURTEEN, 4%, 9/01/43 ...................... 5,500,000 6,137,450
c
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 14,385,630
361,058,136
North Carolina 0.3%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,787,347
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,974,001
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,053,830
d
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,087,300
d
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,618,020
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 1,000,000 1,119,050
United Church Homes & Services Obligated Group, Revenue, 2015A, Refunding,
5%, 9/01/37 .................................................... 2,100,000 2,129,589
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/41 .................................................... 2,120,000 2,145,164
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/46 .................................................... 6,325,000 6,360,800
Raleigh Durham Airport Authority , Revenue , 2020B , Refunding , 5% , 5/01/31 .......
250,000 336,557
21,611,658
North Dakota 0.2%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,793,868
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,309,400
North Dakota Housing Finance Agency , Revenue , 2019 C , 3.2% , 7/01/39 .........
4,000,000 4,330,920
12,434,188
Ohio 3.1%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 24,895,286
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,106,210
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 17,475,000 19,222,500
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,125,550
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 739,242
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 738,843
County of Butler , Revenue , 2010 , Pre-Refunded , 5.5% , 11/01/40 ................
3,320,000 3,348,984
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,409,600
County of Franklin , Trinity Health Corp. Obligated Group , Revenue , 2019 A ,
4% , 12/01/44 ..................................................... 10,000,000 11,466,700
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2011A ,
Pre-Refunded , 6.625% , 1/01/46 ....................................... 2,500,000 2,553,300
County of Lake , Lake Hospital System, Inc. , Revenue , 2015 , Refunding , 5% , 8/15/45
6,000,000 6,754,500
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 4,806,600
Little Miami Local School District ,
GO, 2011, Pre-Refunded, 6.875%, 12/01/34 .............................. 5,100,000 5,350,053
GO, 2011, 6.875%, 12/01/34 ......................................... 200,000 202,552

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
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(continued)
Ohio (continued)
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ $ 15,000,000 $ 15,207,600
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 42,742,000
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,538,020
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,026,020
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,009,530
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,354,353
State of Ohio ,
c
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 16,060,811
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 1/15/46 ............................................ 6,000,000 6,811,440
195,469,694
Oklahoma 0.1%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,068,550
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 6,500,000 6,841,575
7,910,125
Oregon 0.5%
Clackamas & Washington Counties School District No. 3 , GO , 2020 A , Refunding , Zero
Cpn., 6/15/49 ..................................................... 1,750,000 782,302
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.125%, 11/15/40 .. 500,000 531,335
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.25%, 11/15/50 ... 1,250,000 1,325,988
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.375%, 11/15/55 .. 1,500,000 1,597,680
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.4%, 10/01/44 ...... 3,000,000 3,129,030
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.5%, 10/01/49 ...... 5,500,000 5,740,240
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020A , Refunding , 4% , 8/15/39 ....................................... 1,100,000 1,285,152
Polk County Hospital Facility Authority ,
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 A,
5.125%, 7/01/55 ................................................. 3,500,000 3,524,815
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 B, 4%,
7/01/24 ........................................................ 1,500,000 1,504,260
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 425,000 438,438
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,059,490
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,050,020
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,246,258
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,090,960
Yamhill County Hospital Authority , Friendsview Manor Obligated Group , Revenue ,
2016A , Refunding , 5% , 11/15/51 ...................................... 4,325,000 4,452,415
31,758,383
Pennsylvania 2.5%
Allegheny County Higher Education Building Authority ,
Carlow University, Revenue, 2011, Pre-Refunded, 6.75%, 11/01/31 ............ 1,215,000 1,305,675
Carlow University, Revenue, 2011, Pre-Refunded, 7%, 11/01/40 ............... 2,000,000 2,154,340

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
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(continued)
Pennsylvania (continued)
c
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ $ 11,975,000 $ 12,748,106
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,409,100
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,244,400
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020A , 4% , 9/01/50 ....................... 1,000,000 1,144,310
Chester County Industrial Development Authority ,
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,616,565
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,556,087
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,066,251
c
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 525,000 531,878
c
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,006,490
County of Lehigh , Lehigh Valley Health Network Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 7/01/49 ............................................. 10,000,000 11,133,600
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,219,746
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,364,680
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,026,430
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,216,104
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,636,754
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,064,091
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,003,950
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,043,510
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 2,500,000 2,603,075
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... 6,710,000 7,768,301
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,184,510
f
Pennsylvania Economic Development Financing Authority , Talen Energy Supply LLC ,
Revenue , B , Refunding , Mandatory Put , 5% , 9/01/20 ....................... 25,000,000 25,000,000
Pennsylvania Housing Finance Agency , Revenue , 2019-129 , 3.15% , 10/01/39 ......
3,000,000 3,237,570
Pennsylvania State University (The) , Revenue , 2020A , 4% , 9/01/50 .............
1,000,000 1,158,130
Pennsylvania Turnpike Commission ,
Revenue, 2009C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,412,650
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 20,414,200
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 25,346,312
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,937,000
159,553,815
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013A , Pre-Refunded , 6% , 9/01/33 ......... 7,320,000 8,549,614
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,844,097
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,692,360
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,713,680

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ $ 52,890,000 $ 58,397,436
75,647,573
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 10,933,907
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,061,980
13,995,887
Tennessee 1.4%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,395,386
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 16,942,020
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,439,336
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 15,942,478
Memphis-Shelby County Airport Authority ,
Revenue, 2010B, Refunding, 5.75%, 7/01/23 ............................. 5,000,000 5,054,850
Revenue, 2010B, Refunding, 5.75%, 7/01/24 ............................. 3,500,000 3,547,215
Metropolitan Government of Nashville & Davidson County Health & Educational
Facilities Board , Vanderbilt University Medical Center Obligated Group , Revenue ,
2016 A , 5% , 7/01/40 ................................................ 10,000,000 11,561,400
c
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 944,892
87,827,577
Texas 7.8%
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,006,070
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,552,550
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,439,994
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,468,720
Revenue, Senior Lien, 2011, Pre-Refunded, 5.75%, 1/01/31 .................. 2,500,000 2,546,325
Revenue, Senior Lien, 2011, Pre-Refunded, 6.25%, 1/01/46 .................. 24,340,000 24,829,477
Central Texas Turnpike System , Revenue, First Tier , 2012-A , Pre-Refunded , 5% ,
8/15/41 ......................................................... 5,000,000 5,468,550
c
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,547,621
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,615,000 2,862,824
City of Celina ,
d
Special Assessment, 2020, Refunding, BAM Insured, 3%, 9/01/35 ............. 1,020,000 1,042,838
d
Special Assessment, 2020, 4.25%, 9/01/40 .............................. 230,000 231,030
d
Special Assessment, 2020, 4.375%, 9/01/49 ............................. 1,845,000 1,855,572
c
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,199,554
c
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,965,000 2,063,898
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,301,623

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
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a a a a a
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(continued)
Texas (continued)
c
City of Fort Worth, (continued)
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. $ 1,650,000 $ 1,668,464
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,605,000 1,656,119
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,550,000 1,582,612
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 2,000,000 2,007,740
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 303,348
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 1,056,307
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020 A,
Refunding, 5%, 9/01/30 ............................................ 2,000,000 1,989,120
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020 A,
Refunding, 5.125%, 9/01/35 ........................................ 2,070,000 2,057,166
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020 A,
Refunding, 5.5%, 9/01/40 .......................................... 2,715,000 2,708,457
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020B,
Refunding, 4.875%, 9/01/50 ........................................ 2,500,000 2,525,625
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 550,839
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,293,883
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,490,000
c
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 152,000 153,751
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 184,147
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 667,648
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 963,462
Winchester Public Improvement District, Special Assessment, 144A, 2020, 2.75%,
9/01/25 ........................................................ 250,000 253,870
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 207,276
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 487,155
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 707,953
c
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 229,511
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 213,091
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 600,762
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 380,993
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 728,020

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Royse City, (continued)
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ $ 575,000 $ 584,562
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 649,229
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,333,042
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 270,000 274,973
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 400,000 414,888
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,500,000 1,554,945
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,500,000 1,564,065
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,131,018
Dallas/Fort Worth International Airport , Revenue , 2013B , 5% , 11/01/44 ...........
11,385,000 12,195,384
El Paso Downtown Development Corp. , Revenue , 2013 A , 7.25% , 8/15/38 ........
15,000,000 17,833,650
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,382,600
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 2,967,733
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 6,000,000 7,046,340
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/49 ...................... 1,500,000 1,747,335
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,450,480
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 6,038,340
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,155,550
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ 3,700,000 1,506,381
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 865,620
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 3,119,925
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,524,813
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 130,000 123,373
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,404,002
CHF-Collegiate Housing College Station I LLC, Revenue, 2014A, 5%, 4/01/29 .... 2,190,000 2,196,241
CHF-Collegiate Housing College Station I LLC, Revenue, 2014A, 5%, 4/01/46 .... 1,500,000 1,441,365
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/31 ........ 1,300,000 1,263,444
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/48 ........ 2,500,000 2,261,225
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/42 ..... 4,500,000 4,349,925
CHF-Collegiate Housing Stephenville III LLC, Revenue, A, Pre-Refunded, 5%,
4/01/47 ........................................................ 10,420,000 12,276,323
CHF-Stephenville LLC, Revenue, 2013 A, Pre-Refunded, 6%, 4/01/45 .......... 3,000,000 3,381,990
c
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 526,975
c
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,635,406
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,373,850
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,923,451
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,570,589
Morningside Ministries Obligated Group, Revenue, 2020A, 5%, 1/01/55 ......... 4,100,000 4,169,577
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/36 ...... 1,020,000 1,066,920
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/46 ...... 4,100,000 4,216,317
NCCD-College Station Properties LLC, Revenue, 2015A, 5%, 7/01/47 .......... 30,000,000 24,900,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
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a
Value
a a a a a
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(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... $ 2,750,000 $ 2,782,698
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 12,764,934
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 12,523,650
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 7,490,000 6,011,998
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,253,888
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,013,350
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,149,792
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,212,032
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, 2011B, Refunding, 5%, 1/01/38 .. 10,000,000 10,122,400
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 30,267,500
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,228,950
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 13,746,000
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/45 .... 25,000,000 37,187,000
c
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,295,000 1,300,957
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,075,275
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,643,720
Red River Health Facilities Development Corp. ,
e
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 7,287,500
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.5%,
1/01/32 ........................................................ 1,500,000 1,527,225
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.125%,
1/01/41 ........................................................ 2,000,000 2,015,840
Tarrant County Cultural Education Facilities Finance Corp. ,
Cook Children's Medical Center Obligated Group, Revenue, 2020, Refunding, 4%,
12/01/45 ....................................................... 1,000,000 1,144,920
Cumberland Rest, Inc. (The), Revenue, A-1, Refunding, 5%, 10/01/49 .......... 5,125,000 5,327,745
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2012, 5%, 12/15/30 ........................................ 25,000,000 26,731,750
Revenue, 2012, 5%, 12/15/31 ........................................ 24,500,000 26,143,460
Revenue, 2012, 5%, 12/15/32 ........................................ 10,000,000 10,647,800
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn., 8/01/46 ........................... 3,000,000 966,600
Revenue, First Tier, 2019A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,757,948
Revenue, First Tier, 2019A, Zero Cpn., 8/01/51 ........................... 3,500,000 858,795
Revenue, First Tier, 2019A, Zero Cpn., 8/01/52 ........................... 4,000,000 926,560
Revenue, First Tier, 2019A, Zero Cpn., 8/01/53 ........................... 400,000 87,632
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 545,545
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 943,283
d
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.375%, 12/01/25 . 250,000 250,152
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 258,119
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 415,187
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 486,214
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 835,367
Wood County Central Hospital District , East Texas Medical Center Quitman , Revenue ,
2011 , Pre-Refunded , 6% , 11/01/41 ..................................... 9,350,000 9,958,498
496,906,095

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.1%
Salt Lake City Corp. , Airport , Revenue , 2018A , 5.25% , 7/01/48 .................
$ 5,600,000 $ 6,733,720
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/39 ... 475,000 499,463
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/49 ... 825,000 854,073
8,087,256
Virginia 1.4%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 524,260
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 521,415
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,119,340
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 2,827,953
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,070,580
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/44 ........................................................ 3,550,000 3,606,694
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/49 ........................................................ 4,065,000 4,111,544
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. 17,575,000 18,691,364
Roanoke Economic Development Authority ,
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/47 ....... 1,000,000 1,571,120
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/51 ....... 1,000,000 1,141,360
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,298,400
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,951,206
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 37,558,742
89,993,978
Washington 1.6%
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A ,
5.5% , 9/01/42 .................................................... 10,000,000 9,899,300
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
3,040,000 3,749,931
Washington Economic Development Finance Authority ,
e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 2,090,000
e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 7,070,250
f
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,750,000 25,733,565
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 15,500,000 18,691,760
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 19,725,000 20,894,890
c
Washington State Housing Finance Commission ,
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/49 .............................................. 1,500,000 1,513,755
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/55 .............................................. 1,800,000 1,808,802
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,270,497
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,709,962
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 8,210,726
103,643,438
West Virginia 0.1%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
6.75% , 7/01/45 ................................................... 6,650,000 6,852,226

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
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101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.6%
Public Finance Authority ,
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. $ 1,595,000 $ 1,685,038
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 1,986,146
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 3,975,000 4,134,119
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 5%,
11/15/41 ....................................................... 1,205,000 1,428,214
Adams-Columbia Electric Cooperative, Revenue, 2010A, 5.5%, 12/01/40 ........ 6,755,000 6,839,505
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 4%, 1/01/45 1,440,000 1,607,703
Celanese US Holdings LLC, Revenue, 2016C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,375,720
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,105,836
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,793,621
c
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 876,313
c
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,457,542
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,272,324
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 6,600,000 6,714,840
c
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 1,939,392
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 658,931
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,234,480
c,d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020A,
5.25%, 3/01/45 .................................................. 1,665,000 1,772,343
c,d
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020A,
5.25%, 3/01/55 .................................................. 6,810,000 7,195,037
c
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 9,576,641
c
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 8,956,195
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 4,500,000 4,503,150
Wisconsin Health & Educational Facilities Authority ,
Beaver Dam Community Hospitals, Inc., Revenue, 2013 A, Pre-Refunded, 5.25%,
8/15/34 ........................................................ 5,000,000 5,717,500
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 897,620
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,494,333
St. John's Communities, Inc. Obligated Group, Revenue, 2015B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,543,785
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/45 .... 3,500,000 3,563,980
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/50 .... 500,000 508,430
Wisconsin Housing & Economic Development Authority , Revenue , 2019 C , FNMA
Insured , 2.75% , 9/01/39 ............................................. 3,000,000 3,141,240
98,979,978
Wyoming 0.1%
West Park Hospital District , Revenue , 2011A , 7% , 6/01/40 .....................
5,500,000 5,699,595
Wyoming Community Development Authority ,
CHF-Wyoming LLC, Revenue, 2011, 6.25%, 7/01/31 ....................... 600,000 611,700
CHF-Wyoming LLC, Revenue, 2011, 6.5%, 7/01/43 ........................ 1,600,000 1,625,968
7,937,263
U.S. Territories 9.5%
District of Columbia 2.7%
District of Columbia ,
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/42 ....... 9,515,000 10,208,929
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/36 ....... 1,500,000 1,615,380
Association of American Medical Colleges, Revenue, 2011 B, Pre-Refunded, 5.25%,
10/01/36 ....................................................... 12,425,000 13,106,139
Center for Strategic International Studies, Inc., Revenue, 2011, Pre-Refunded,
6.375%, 3/01/31 ................................................. 4,440,000 4,574,843

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
District of Columbia (continued)
District of Columbia, (continued)
Center for Strategic International Studies, Inc., Revenue, 2011, Pre-Refunded,
6.625%, 3/01/41 ................................................. $ 5,500,000 $ 5,672,975
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.125%, 1/01/35 ........................................ 1,565,000 1,417,671
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.25%, 1/01/39 ......................................... 1,015,000 908,110
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,520,000 11,778,823
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 35,798,000
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009C , AGMC Insured , 6.5% , 10/01/41 ................................. 60,145,000 75,718,345
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010-A , 5% ,
10/01/40 ........................................................ 10,000,000 10,008,600
170,807,815
Guam 0.3%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013B, AGMC Insured, 5.5%, 10/01/33 .......................... 2,000,000 2,164,100
Revenue, 2013B, AGMC Insured, 5.75%, 10/01/43 ......................... 3,000,000 3,239,790
Territory of Guam , Revenue , 2011A , 6.5% , 11/01/40 .........................
10,380,000 10,483,592
15,887,482
Pacific Islands 0.2%
Northern Mariana Island Ports Authority , Revenue , 1998A , 6.6% , 3/15/28 .........
10,025,000 9,700,591
Puerto Rico 6.3%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,558,520
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,512,700
e
Commonwealth of Puerto Rico , GO , 2014A , 8% , 7/01/35 ......................
25,000,000 15,281,250
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
22,817,284 15,658,361
e
Puerto Rico Electric Power Authority ,
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 20,973,750
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 3,531,250
Revenue, 2013A-RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 17,718,750
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 4,186,875
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 4,186,875
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 4,582,500
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 4,582,500
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 1,519,481
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 1,519,480
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 16,355,000 11,346,281
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 35,000,000 24,193,750
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 16,474,950
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , AGMC
Insured , 5.25% , 7/01/41 ............................................. 1,725,000 1,859,964
Puerto Rico Housing Finance Authority , Revenue , 2008 , 5.125% , 12/01/27 ........
3,000,000 3,198,750
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 27,500,000 29,948,325
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 418,537
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 28,550,000 30,007,192
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 25,197,720
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 40,569,442

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. $ 82,259,000 $ 17,004,581
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 36,243,000 38,055,512
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 37,346,000 39,336,915
400,848,436
Total U.S. Territories .................................................................... 597,244,324
Total Municipal Bonds (Cost $5,558,689,985) ...................................
6,247,435,140
Total Long Term Investments (Cost $5,613,805,583) .............................
6,303,558,321
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Georgia 0.0%
†
g
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.03% , 7/01/35 ................................... 3,975,000 3,975,000
Tennessee 0.2%
g
Public Building Authority of Sevier County (The) , County of Knox , Revenue , V1-K-1 ,
SPA US Bank NA , Daily VRDN and Put , 0.03% , 6/01/34 ..................... 11,700,000 11,700,000
Total Municipal Bonds (Cost $15,675,000) ......................................
15,675,000
Total Short Term Investments (Cost $15,675,000 ) ................................
15,675,000
a
Total Investments (Cost $5,629,480,583) 98.8% ..................................
$6,319,233,321
Other Assets, less Liabilities 1.2% .............................................
74,284,828
Net Assets 100.0% ...........................................................
$6,393,518,149
See Abbreviations on page 153 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $548,746,433, representing 8.6% of net assets.
d
Security purchased on a when-issued basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
The maturity date shown represents the mandatory put date.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.31 0.16
Net realized and unrealized gains (losses) .................................... (0.22) 0.74 0.08
Total from investment operations ............................................. (0.08) 1.05 0.24
Less distributions from:
Net investment income ................................................... (0.14) (0.32) (0.16)
Net asset value, end of period ............................................... $11.98 $12.20 $11.47
Total return
e
............................................................ (0.62)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
............................................................. 0.86% 0.87% 0.86%
Net investment income .................................................... 2.38% 2.64% 2.88%
Supplemental data
Net assets, end of period (000’s) ............................................. $53,723 $44,347 $20,086
Portfolio turnover rate ..................................................... 13.20% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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105
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.20 $11.46 $11.47 $11.63 $11.94 $11.93
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.33 0.35 0.35 0.39 0.40
Net realized and unrealized gains (losses) (0.23) 0.75 (0.01) (0.15) (0.31) 0.01
Total from investment operations ........ (0.08) 1.08 0.34 0.20 0.08 0.41
Less distributions from:
Net investment income .............. (0.15) (0.34) (0.35) (0.36) (0.39) (0.40)
Net asset value, end of period .......... $11.97 $12.20 $11.46 $11.47 $11.63 $11.94
Total return
d
....................... (0.62)% 9.55% 2.98% 1.66% 0.62% 3.50%
Ratios to average net assets
e
Expenses ......................... 0.71%
f
0.72%
f
0.71%
f
0.68% 0.67% 0.66%
Net investment income ............... 2.55% 2.79% 3.03% 3.02% 3.23% 3.38%
Supplemental data
Net assets, end of period (000’s) ........ $255,532 $307,452 $314,235 $363,555 $375,435 $400,201
Portfolio turnover rate ................ 13.20% 12.59% 6.58% 23.50% 7.16% 4.90%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.35 $11.60 $11.61 $11.77 $12.07 $12.06
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.27 0.28 0.29 0.32 0.34
Net realized and unrealized gains (losses) (0.23) 0.76 (0.01) (0.16) (0.30) —
Total from investment operations ........ (0.11) 1.03 0.27 0.13 0.02 0.34
Less distributions from:
Net investment income .............. (0.12) (0.28) (0.28) (0.29) (0.32) (0.33)
Net asset value, end of period .......... $12.12 $12.35 $11.60 $11.61 $11.77 $12.07
Total return
d
....................... (0.89)% 8.95% 2.37% 1.08% 0.13% 2.89%
Ratios to average net assets
e
Expenses ......................... 1.26%
f
1.27%
f
1.26%
f
1.23% 1.22% 1.21%
Net investment income ............... 1.98% 2.24% 2.48% 2.47% 2.68% 2.83%
Supplemental data
Net assets, end of period (000’s) ........ $28,734 $31,713 $33,253 $56,607 $60,441 $61,834
Portfolio turnover rate ................ 13.20% 12.59% 6.58% 23.50% 7.16% 4.90%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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107
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.20 $11.46 $11.48 $11.76
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.34 0.36 0.21
Net realized and unrealized gains (losses) ........................ (0.22) 0.76 (0.02) (0.28)
Total from investment operations ................................. (0.06) 1.10 0.34 (0.07)
Less distributions from:
Net investment income ....................................... (0.16) (0.36) (0.36) (0.21)
Net asset value, end of period ................................... $11.98 $12.20 $11.46 $11.48
Total return
e
................................................ (0.47)% 9.69% 3.01% (0.65)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.59% 0.60% 0.59% 0.60%
Expenses net of waiver and payments by affiliates .................... 0.57%
g
0.58%
g
0.57%
g
0.55%
Net investment income ........................................ 2.68% 2.93% 3.17% 3.15%
Supplemental data
Net assets, end of period (000’s) ................................. $12,438 $12,458 $1,284 $1,688
Portfolio turnover rate ......................................... 13.20% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.20 $11.46 $11.48 $11.63 $11.94 $11.93
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.34 0.36 0.36 0.40 0.41
Net realized and unrealized gains (losses) (0.23) 0.75 (0.02) (0.14) (0.31) 0.01
Total from investment operations ........ (0.07) 1.09 0.34 0.22 0.09 0.42
Less distributions from:
Net investment income .............. (0.16) (0.35) (0.36) (0.37) (0.40) (0.41)
Net asset value, end of period .......... $11.97 $12.20 $11.46 $11.48 $11.63 $11.94
Total return
d
....................... (0.58)% 9.65% 2.98% 1.84% 0.72% 3.60%
Ratios to average net assets
e
Expenses ......................... 0.61%
f
0.62%
f
0.61%
f
0.58% 0.57% 0.56%
Net investment income ............... 2.61% 2.89% 3.13% 3.12% 3.33% 3.48%
Supplemental data
Net assets, end of period (000’s) ........ $105,718 $60,927 $50,814 $63,366 $34,909 $12,614
Portfolio turnover rate ................ 13.20% 12.59% 6.58% 23.50% 7.16% 4.90%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Massachusetts Tax-Free Income Fund
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109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Massachusetts 97.0%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. $ 2,095,000 $ 2,766,636
GO, 3%, 3/01/34 .................................................. 1,485,000 1,681,035
GO, 3%, 3/01/35 .................................................. 2,130,000 2,393,438
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014A , 4% , 11/01/28 ...
4,400,000 5,006,760
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,838,557
City of Worcester ,
GO, 2013, 3.25%, 11/01/25 .......................................... 3,370,000 3,462,844
GO, 2013, 3.5%, 11/01/26 ........................................... 3,000,000 3,099,360
GO, 2020 A, 3%, 2/01/42 ............................................ 1,685,000 1,806,522
Commonwealth of Massachusetts ,
GO, 2018A, 5%, 1/01/47 ............................................ 5,000,000 6,162,600
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,186,350
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,416,100
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 16,605,974
Transportation Fund, Revenue, 2012A, Pre-Refunded, 4%, 6/01/31 ............ 5,555,000 5,714,651
Transportation Fund, Revenue, 2016B, 4%, 6/01/45 ........................ 7,175,000 7,972,932
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 5,000,000 6,073,450
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,197,950
Transportation Fund, Revenue, 2019A, 5%, 6/01/49 ........................ 1,925,000 2,438,243
Massachusetts Bay Transportation Authority ,
Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ............................. 5,000,000 6,155,950
Revenue, A, 5%, 7/01/40 ............................................ 5,000,000 5,879,500
Revenue, A-1, Refunding, 5.25%, 7/01/30 ............................... 4,000,000 5,610,240
Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 .......................... 2,500,000 2,980,750
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 250,000 251,082
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 195,000 195,792
Revenue, 2020, Refunding, 3%, 8/01/38 ................................. 1,580,000 1,762,759
Revenue, 2020, Refunding, 3%, 8/01/39 ................................. 1,605,000 1,784,696
Revenue, 2020, Refunding, 3%, 8/01/40 ................................. 1,635,000 1,812,397
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 260,970
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,469,058
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,801,950
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,777,065
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,983,411
Broad Institute, Inc. (The), Revenue, 2011A, Pre-Refunded, 5.375%, 4/01/41 ..... 15,000,000 15,455,550
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,685,900
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/46 ... 6,890,000 8,022,509
Northeastern University, Revenue, 2014A, 5%, 3/01/44 ..................... 5,000,000 5,539,000
Partners Healthcare System, Inc., Revenue, 2012L, Pre-Refunded, 5%, 7/01/41 ... 5,000,000 5,198,650
Partners Healthcare System, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/34 ..... 5,000,000 5,985,000
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ... 1,880,000 2,332,103
Partners Healthcare System, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ... 7,500,000 8,452,725
Partners Healthcare System, Inc., Revenue, 2020A-2, Refunding, 4%, 7/01/41 .... 1,000,000 1,152,920
President & Trustees of Williams College, Revenue, 2017S, 4%, 7/01/46 ........ 9,550,000 10,838,104
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 6,168,300
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/40 1,000,000 1,519,910
President and Fellows of Harvard College, Revenue, 2020 A, Refunding, 5%,
10/15/30 ....................................................... 1,250,000 1,761,525
Sterling and Francine Clark Art Institute, Revenue, 2011, Pre-Refunded, 5%, 7/01/41 12,900,000 13,417,935
Trustees of Boston College, Revenue, 2017T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,527,638
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,479,750
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 7,118,619
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,510,836
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,254,260

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. $ 4,825,000 $ 4,959,376
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,278,505
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,480,275
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 1,350,000 1,374,975
Revenue, 2010A, 5.5%, 1/01/22 ....................................... 3,000,000 3,009,660
Massachusetts Health & Educational Facilities Authority ,
Southcoast Hospitals Group, Inc., Revenue, 2009D, 5%, 7/01/39 .............. 5,500,000 5,518,205
Trustees of Boston College, Revenue, M2, 5.5%, 6/01/35 .................... 8,600,000 12,751,564
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 1,160,000 1,191,599
Revenue, 162, GNMA Insured, 3.15%, 12/01/32 ........................... 10,905,000 11,160,831
Revenue, 1979 A, ETM, 7%, 4/01/21 ................................... 215,000 223,129
Revenue, 2009C, 5.125%, 12/01/39 .................................... 1,045,000 1,046,463
Revenue, 2009C, 5.35%, 12/01/49 ..................................... 2,770,000 2,774,044
Revenue, 2012F, 3.15%, 12/01/32 ..................................... 105,000 105,455
Revenue, 2012F, 3.45%, 12/01/37 ..................................... 45,000 45,233
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,049,400
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 4,000,000 4,184,720
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,182,400
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 6,031,801
Massachusetts Port Authority ,
Revenue, 2019-B, 5%, 7/01/44 ........................................ 5,000,000 6,169,650
Revenue, 2019-B, 5%, 7/01/49 ........................................ 5,000,000 6,110,100
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,900,047
Revenue, 2019A, 5%, 2/15/44 ........................................ 1,000,000 1,258,430
Revenue, 2020 A, 4%, 8/15/45 ........................................ 8,000,000 9,533,680
Revenue, Senior Lien, 2011B, Pre-Refunded, 5%, 10/15/41 .................. 10,000,000 10,539,900
Revenue, Senior Lien, 2016C, Refunding, 5%, 11/15/34 ..................... 5,000,000 6,189,450
Massachusetts State College Building Authority ,
Revenue, 2003 B, Refunding, AGMC Insured, 5.5%, 5/01/39 ................. 5,000,000 7,667,750
Revenue, 2017 D, Refunding, 4%, 5/01/38 ............................... 4,350,000 5,047,261
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,302,407
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,459,720
Massachusetts Water Resources Authority ,
Revenue, 2016C, Refunding, 5%, 8/01/40 ............................... 5,000,000 6,116,700
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 5,045,200
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 2,018,115
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 7,441,860
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,414,626
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,884,735
Metropolitan Boston Transit Parking Corp. ,
Revenue, 2011, 5.25%, 7/01/36 ....................................... 5,585,000 5,777,236
Revenue, 2011, 5%, 7/01/41 ......................................... 7,500,000 7,723,350
Springfield Water & Sewer Commission , Revenue , 2017C , 5% , 4/15/37 ...........
1,260,000 1,544,773
Town of Belmont ,
GO, 2019, 4%, 3/15/45 ............................................. 3,020,000 3,488,341
GO, 2020, 3%, 6/01/33 ............................................. 2,695,000 3,081,086
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,594,720
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,956,238

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
$ 4,970,000 $ 5,838,508
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,645,500
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 3,240,000 3,875,591
Revenue, Senior Lien, 1, 5%, 11/01/44 .................................. 760,000 865,860
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 6,202,100
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,349,550
442,380,375
Total Municipal Bonds (Cost $409,199,801) .....................................
442,380,375
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Massachusetts 1.1%
a
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.01% , 11/01/49 ........... 5,200,000 5,200,000
Total Municipal Bonds (Cost $5,200,000) .......................................
5,200,000
Total Short Term Investments (Cost $5,200,000 ) .................................
5,200,000
a
Total Investments (Cost $414,399,801) 98.1% ...................................
$447,580,375
Other Assets, less Liabilities 1.9% .............................................
8,564,329
Net Assets 100.0% ...........................................................
$456,144,704
See Abbreviations on page 153 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
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Franklin Municipal Green Bond Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a
Period Ended
August
31, 2020
a
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.02
Net realized and unrealized gains (losses) ............................................................. 0.41
Total from investment operations ...................................................................... 0.43
Less distributions from:
Net investment income ............................................................................ (0.08)
Net asset value, end of period ........................................................................ $10.35
Total return
d
..................................................................................... (0.42)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 2.14%
Expenses net of waiver and payments by affiliates ......................................................... 0.46%
f
Net investment income ............................................................................. 1.48%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $51
Portfolio turnover rate .............................................................................. 3.21%
a
For the period July 24, 2020 (effective date) to August 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a
Period Ended
August
31, 2020
a
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.02
Net realized and unrealized gains (losses) ............................................................. 0.35
Total from investment operations ...................................................................... 0.37
Less distributions from:
Net investment income ............................................................................ (0.02)
Net asset value, end of period ........................................................................ $10.35
Total return
d
..................................................................................... (0.42)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 2.12%
Expenses net of waiver and payments by affiliates ......................................................... 0.46%
Net investment income ............................................................................. 1.53%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $10
Portfolio turnover rate .............................................................................. 3.21%
a
For the period July 24, 2020 (effective date) to August 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a
Period Ended
August
31, 2020
a
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.02
Net realized and unrealized gains (losses) ............................................................. 0.35
Total from investment operations ...................................................................... 0.37
Less distributions from:
Net investment income ............................................................................ (0.02)
Net asset value, end of period ........................................................................ $10.35
Total return
d
..................................................................................... (0.42)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 2.11%
Expenses net of waiver and payments by affiliates ......................................................... 0.46%
Net investment income ............................................................................. 1.52%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $5
Portfolio turnover rate .............................................................................. 3.21%
a
For the period July 24, 2020 (effective date) to August 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a,b
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.35 $10.00
Income from investment operations
c
:
Net investment income
d
.............................................................. 0.07 0.03
Net realized and unrealized gains (losses) ................................................ (0.04) 0.35
Total from investment operations ......................................................... 0.03 0.38
Less distributions from:
Net investment income ............................................................... (0.03) (0.03)
Net asset value, end of period ........................................................... $10.35 $10.35
Total return
e
........................................................................ 0.73% 3.84%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 2.26% 3.25%
Expenses net of waiver and payments by affiliates ............................................ 0.46%
g
0.46%
Net investment income ................................................................ 1.45% 0.81%
Supplemental data
Net assets, end of period (000’s) ......................................................... $5,182 $5,175
Portfolio turnover rate ................................................................. 3.21% —
a
For the period ended October 1, 2019 (commencement of operations) to February 29, 2020.
b
For the year ended February 29.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Municipal Green Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 2.0%
Diversified Financial Services 2.0%
California Housing Finance , 2019-N , A , 2.35% , 12/01/35 ......................
$ 98,968 $ 102,150
Total Commercial Mortgage-Backed Securities (Cost $98,968) ....................
102,150
Municipal Bonds 97.1%
Arizona 5.9%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
150,000 178,983
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 130,494
309,477
California 23.3%
California Infrastructure & Economic Development Bank , California State Teachers'
Retirement System , Revenue , 2019 , 5% , 8/01/49 .......................... 180,000 227,423
City of Foster City , GO , 2020 , 4% , 8/01/32 .................................
100,000 120,262
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 190,611
Sacramento Municipal Utility District , Electric System , Revenue , 2020 H , 5% , 8/15/30
100,000 140,549
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 167,259
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38
150,000 181,380
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 193,078
1,220,562
Colorado 3.5%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 150,000 185,157
Florida 5.6%
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 170,591
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 125,260
295,851
Georgia 2.4%
Private Colleges & Universities Authority , Emory University , Revenue , 2019B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 127,136
Louisiana 2.2%
a
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40
100,000 114,233
Maine 2.2%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
100,000 113,051
Maryland 2.1%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 112,581
Massachusetts 4.5%
Massachusetts Clean Water Trust (The) , Revenue , 22 , 5% , 8/01/36 ..............
100,000 132,338
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 105,049
237,387
Minnesota 2.0%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 106,122
New York 14.7%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 ..........
100,000 128,553
Metropolitan Transportation Authority ,
Revenue, 2017C-1, Refunding, 3.375%, 11/15/37 .......................... 105,000 100,374
Dedicated Tax Fund, Revenue, 2017B-2, 4%, 11/15/32 ...................... 160,000 181,243

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
$ 100,000 $ 149,464
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 104,763
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 105,612
770,009
Ohio 5.5%
American Municipal Power, Inc. , Revenue , 2020A , Refunding , 5% , 2/15/29 ........
100,000 132,032
State of Ohio ,
GO, 2019A, 4%, 3/01/29 ............................................ 25,000 31,569
GO, 2019A, 4%, 3/01/30 ............................................ 100,000 127,725
291,326
Pennsylvania 2.5%
School District of Philadelphia (The) , GO , 2019 B , 5% , 9/01/29 .................
100,000 130,952
Rhode Island 3.1%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 160,376
Utah 2.4%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 .......
100,000 126,729
Vermont 4.3%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 226,623
Washington 5.1%
Central Puget Sound Regional Transit Authority , Revenue , 2015S-1 , Refunding , 5% ,
11/01/32 ........................................................ 100,000 121,120
FYI Properties , State of Washington Consolidated Technology Services , Revenue ,
2019 , Refunding , 5% , 6/01/21 ........................................ 140,000 144,918
266,038
Wisconsin 2.1%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 110,083
U.S. Territories 3.7%
District of Columbia 3.7%
District of Columbia , Water & Sewer Authority , Revenue, Sub. Lien , 2019 A ,
5% , 10/01/44 ..................................................... 150,000 193,941
Total Municipal Bonds (Cost $4,929,085) .......................................
5,097,634
Total Long Term Investments (Cost $5,028,053) .................................
5,199,784
a
a a a a
a
Total Investments (Cost $5,028,053) 99.1% .....................................
$5,199,784
Other Assets, less Liabilities 0.9% .............................................
49,017
Net Assets 100.0% ...........................................................
$5,248,801
See Abbreviations on page 153 .
a
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
118
0
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
.................................................. 0.15 0.30 0.17
Net realized and unrealized gains (losses) .................................... (0.38) 0.65 0.04
Total from investment operations ............................................. (0.23) 0.95 0.21
Less distributions from:
Net investment income ................................................... (0.15) (0.32) (0.17)
Net asset value, end of period ............................................... $11.39 $11.77 $11.14
Total return
e
............................................................ (1.97)% 8.61% 1.97%
Ratios to average net assets
f
Expenses
g
............................................................. 0.83% 0.82% 0.83%
Net investment income .................................................... 2.59% 2.67% 3.28%
Supplemental data
Net assets, end of period (000’s) ............................................. $114,039 $109,130 $55,866
Portfolio turnover rate ..................................................... 7.94% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
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119
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $11.13 $11.11 $11.45 $11.73 $11.95
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.38 0.39 0.44 0.46
Net realized and unrealized gains (losses) (0.40) 0.64 0.03 (0.31) (0.27) (0.23)
Total from investment operations ........ (0.24) 0.96 0.41 0.08 0.17 0.23
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.39) (0.42) (0.45) (0.45)
Net asset value, end of period .......... $11.37 $11.76 $11.13 $11.11 $11.45 $11.73
Total return
d
....................... (1.98)% 8.78% 3.78% 0.68% 1.44% 1.99%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.67%
f
0.68%
f
0.67% 0.65% 0.64%
Net investment income ............... 2.75% 2.82% 3.43% 3.46% 3.79% 3.96%
Supplemental data
Net assets, end of period (000’s) ........ $534,628 $584,519 $596,817 $650,527 $742,824 $793,062
Portfolio turnover rate ................ 7.94% 17.99% 13.26% 12.70% 9.20% 5.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.92 $11.28 $11.26 $11.60 $11.87 $12.09
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.32 0.33 0.38 0.40
Net realized and unrealized gains (losses) (0.40) 0.65 0.03 (0.32) (0.27) (0.24)
Total from investment operations ........ (0.27) 0.91 0.35 0.01 0.11 0.16
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.33) (0.35) (0.38) (0.38)
Net asset value, end of period .......... $11.53 $11.92 $11.28 $11.26 $11.60 $11.87
Total return
d
....................... (2.22)% 8.19% 3.15% 0.11% 0.95% 1.42%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.23%
f
1.22% 1.20% 1.19%
Net investment income ............... 2.18% 2.27% 2.88% 2.91% 3.24% 3.41%
Supplemental data
Net assets, end of period (000’s) ........ $97,570 $117,600 $125,982 $188,806 $217,952 $216,813
Portfolio turnover rate ................ 7.94% 17.99% 13.26% 12.70% 9.20% 5.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.77 $11.14 $11.12 $11.37
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.34 0.40 0.25
Net realized and unrealized gains (losses) ........................ (0.39) 0.64 0.03 (0.26)
Total from investment operations ................................. (0.23) 0.98 0.43 (0.01)
Less distributions from:
Net investment income ....................................... (0.16) (0.35) (0.41) (0.24)
Net asset value, end of period ................................... $11.38 $11.77 $11.14 $11.12
Total return
e
................................................ (1.91)% 8.92% 3.91% (0.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.53% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g,h
0.54%
g,h
0.53%
Net investment income ........................................ 2.89% 2.96% 3.57% 3.60%
Supplemental data
Net assets, end of period (000’s) ................................. $29,368 $33,376 $20,459 $19,936
Portfolio turnover rate ......................................... 7.94% 17.99% 13.26% 12.70%
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.77 $11.14 $11.12 $11.46 $11.74 $11.96
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.33 0.39 0.40 0.46 0.47
Net realized and unrealized gains (losses) (0.39) 0.64 0.03 (0.31) (0.28) (0.23)
Total from investment operations ........ (0.23) 0.97 0.42 0.09 0.18 0.24
Less distributions from:
Net investment income .............. (0.16) (0.34) (0.40) (0.43) (0.46) (0.46)
Net asset value, end of period .......... $11.38 $11.77 $11.14 $11.12 $11.46 $11.74
Total return
d
....................... (1.93)% 8.88% 3.87% 0.77% 1.54% 2.10%
Ratios to average net assets
e
Expenses ......................... 0.58%
f
0.57%
f
0.58%
f
0.57% 0.55% 0.54%
Net investment income ............... 2.84% 2.92% 3.53% 3.56% 3.89% 4.06%
Supplemental data
Net assets, end of period (000’s) ........ $90,272 $81,747 $75,607 $79,286 $107,087 $91,175
Portfolio turnover rate ................ 7.94% 17.99% 13.26% 12.70% 9.20% 5.24%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.2%
Delaware 2.5%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... $ 6,000,000 $ 6,418,680
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,219,360
21,638,040
New Jersey 82.4%
Bergen County Improvement Authority (The) ,
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,292,352
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,447,599
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,552,300
Cape May County Industrial Pollution Control Financing Authority , Atlantic City Electric
Co. , Revenue , 1991 A , Refunding , NATL Insured , 6.8% , 3/01/21 ............... 5,400,000 5,560,758
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 7,146,660
County of Mercer , GO , 2020 , 3% , 2/15/29 .................................
2,310,000 2,577,660
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 973,960
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,372,340
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,187,485
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,239,350
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,260,700
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,319,149
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,978,890
Gloucester County Improvement Authority (The) ,
Rowan University Foundation, Inc., Revenue, 2015C, AGMC Insured, 4%, 7/01/42 . 2,500,000 2,709,425
Rowan University Foundation, Inc., Revenue, 2015C, 5%, 7/01/44 ............. 3,500,000 3,923,570
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/37 .............. 750,000 879,427
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/38 .............. 700,000 818,223
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/39 .............. 600,000 699,282
Rowan University Foundation, Inc., Revenue, 2019, 5%, 7/01/44 .............. 4,925,000 6,126,552
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/48 .............. 5,250,000 6,023,483
Hudson County Improvement Authority , Revenue , 2019 , Refunding , 4% , 1/01/40 ....
1,000,000 1,167,860
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,913,482
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/32 ................... 2,050,000 2,520,168
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,831,515
Monmouth County Improvement Authority (The) ,
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 917,610
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 908,093
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 603,325
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 902,100
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 719,538
Revenue, 2019A, 4%, 8/01/32 ........................................ 300,000 368,715
Revenue, 2019A, 4%, 8/01/33 ........................................ 350,000 427,434
Revenue, 2019A, 4%, 8/01/34 ........................................ 525,000 639,229
Revenue, 2019A, 4%, 8/01/35 ........................................ 525,000 635,969
Revenue, 2019A, 4%, 8/01/36 ........................................ 500,000 602,580
Revenue, 2019A, 4%, 8/01/37 ........................................ 275,000 330,275
Revenue, 2019A, 4%, 8/01/38 ........................................ 225,000 269,372
Revenue, 2019A, 4%, 8/01/39 ........................................ 400,000 477,472
New Brunswick Parking Authority , Revenue , 2016A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,836,300
New Jersey Economic Development Authority ,
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,551,540
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,274,663

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ $ 3,000,000 $ 3,001,830
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,938,792
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,592,137
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 624,883
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 567,042
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,339,470
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,957,660
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,369,790
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,657,500
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/46 ........................................................ 7,500,000 8,486,250
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGMC Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,458,800
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,077,970
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,023,610
State of New Jersey Department of the Treasury, Revenue, 2005 K, Refunding, NATL
Insured, 5.25%, 12/15/21 .......................................... 10,000,000 10,557,500
State of New Jersey Department of the Treasury, Revenue, 2005 N1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 10,652,060
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,245,044
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,517,647
Kean University, Revenue, 2015H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,695,350
Kean University, Revenue, 2017D, Refunding, BAM Insured, 4%, 9/01/38 ........ 1,150,000 1,274,211
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,530,700
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 18,007,844
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,556,112
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,374,270
Montclair State University, Inc., Revenue, 2016B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,548,859
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,052,140
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,048,580
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,791,166
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/34 ............... 400,000 436,792
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/37 ............... 1,300,000 1,410,539
Seton Hall University, Revenue, 2017D, Refunding, 5%, 7/01/42 ............... 3,945,000 4,356,069
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,189,433
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,082,120
Stevens Institute of Technology, Revenue, 1998 1, ETM, 5%, 7/01/28 ........... 600,000 713,682
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,877,712
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,760,498
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,695,422
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,798,480
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 12,635,918
Trustees of Princeton University (The), Revenue, 2011B, 5%, 7/01/39 ........... 15,000,000 15,545,850
Trustees of Princeton University (The), Revenue, 2011B, 4.375%, 7/01/41 ....... 10,000,000 10,243,800
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 17,112,150
Trustees of Princeton University (The), Revenue, 2017 I, Refunding, 5%, 7/01/35 .. 5,800,000 7,355,502
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008A, 5%, 7/01/27 ........................ 220,000 220,697
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 11,070,800
AHS Hospital Corp., Revenue, A, Pre-Refunded, 6%, 7/01/41 ................. 10,600,000 11,102,546

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ $ 2,500,000 $ 2,693,900
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,620,670
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,611,760
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 6,005,850
Hunterdon Medical Center, Revenue, 2014A, Refunding, 5%, 7/01/45 ........... 2,650,000 2,883,730
Inspira Health Obligated Group, Revenue, 2016A, Refunding, 5%, 7/01/46 ....... 18,500,000 21,193,230
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/37 ................ 1,600,000 1,902,688
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/42 ................ 8,000,000 9,405,600
Inspira Health Obligated Group, Revenue, 2017A, 4%, 7/01/47 ................ 8,700,000 9,527,196
RWJ Barnabas Health Obligated Group, Revenue, 2011A, Pre-Refunded, 5.625%,
7/01/32 ........................................................ 5,500,000 5,744,640
RWJ Barnabas Health Obligated Group, Revenue, 2013A, 5.5%, 7/01/43 ........ 4,000,000 4,375,760
RWJ Barnabas Health Obligated Group, Revenue, 2014A, 5%, 7/01/43 ......... 3,650,000 4,042,485
RWJ Barnabas Health Obligated Group, Revenue, 2014A, Refunding, 5%, 7/01/44 15,530,000 17,181,616
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 15,000,000 17,334,900
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,202,848
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,627,620
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,032,310
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,510,942
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,155,250
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 2,012,972
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,285,360
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,506,570
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,369,170
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2010-2, 5%, 12/01/30 ....................................... 1,500,000 1,513,635
Revenue, 2010-2, 5%, 12/01/36 ....................................... 1,000,000 1,008,540
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,245,074
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 9,899,500
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,775,130
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,067,760
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,214,994
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 533,185
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 4,300,000 4,625,811
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 5,000,000 4,979,500
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 10,000,000 9,925,200
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 4,000,000 3,961,600
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 3,000,000 2,955,180
New Jersey Infrastructure Bank , Revenue , 2015A-R1 , Refunding , 5% , 9/01/21 .....
8,915,000 9,346,575
New Jersey Institute of Technology ,
Revenue, Pre-Refunded, 5%, 7/01/42 .................................. 7,000,000 7,607,506
Revenue, 2015A, 5%, 7/01/45 ........................................ 6,000,000 6,740,400
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, AGMC Insured, Zero Cpn ., 12/15/33 ...................... 10,000,000 6,836,700
Revenue, 2009A, Zero Cpn ., 12/15/32 .................................. 10,000,000 6,826,100
Revenue, 2010A, Zero Cpn ., 12/15/29 .................................. 5,000,000 3,864,700
Revenue, 2011A, Pre-Refunded, 5.5%, 6/15/41 ........................... 5,000,000 5,210,050
Revenue, 2013AA, 5.25%, 6/15/31 ..................................... 10,000,000 10,848,800
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,352,380

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ $ 6,505,000 $ 7,768,922
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,164,013
Revenue, 2017B, Refunding, 5%, 1/01/40 ............................... 15,245,000 18,303,604
Revenue, 2017G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,584,750
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 18,677,810
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 22,963,885
North Hudson Sewerage Authority ,
COP, Senior Lien, Pre-Refunded, 5%, 6/01/42 ............................ 17,800,000 19,295,912
Rutgers The State University of New Jersey , Revenue , 2013 L , Pre-Refunded ,
5% , 5/01/43 ...................................................... 12,000,000 13,529,520
a
Somerset County Improvement Authority , Revenue , 2020 , 4% , 9/01/50 ...........
10,115,000 11,996,188
713,391,623
New York 6.8%
Port Authority of New York & New Jersey ,
Revenue, 166, 5.25%, 7/15/36 ........................................ 5,000,000 5,070,750
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,763,100
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,347,700
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 10,327,680
Revenue, TWO HUNDRED SIXTEENTH, 4%, 9/01/45 ...................... 5,000,000 5,757,500
Revenue, First Series, 171ST, 5%, 7/15/30 ............................... 12,200,000 12,871,488
JFK International Air Terminal LLC, Revenue, NATL Insured, 5.75%, 12/01/22 .... 5,065,000 5,133,023
59,271,241
Pennsylvania 7.4%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,753,925
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 130,961
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 195,829
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 195,034
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 194,210
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 193,545
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 192,951
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 192,398
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 962,304
Revenue, 2019B, Refunding, 5%, 7/01/31 ............................... 850,000 1,127,245
Revenue, 2019B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,316,940
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 11,100,300
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,026,786
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,150,142
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,793,212
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,585,798
64,111,580
U.S. Territories 1.1%
Puerto Rico 1.1%
b
Puerto Rico Electric Power Authority , Revenue , WW-RSA-1 , 5.5% , 7/01/38 ........
13,455,000 9,334,406
Total Municipal Bonds (Cost $821,943,768) .....................................
867,746,890
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
L
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 0.3%
New Jersey 0.3%
c
New Jersey Economic Development Authority , Lawrenceville School (The) , Revenue ,
2001 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 7/01/31 ..... $ 1,700,000 $ 1,700,000
c
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009C , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% ,
7/01/43 ......................................................... 1,000,000 1,000,000
2,700,000
Total Municipal Bonds (Cost $2,700,000) .......................................
2,700,000
Total Short Term Investments (Cost $2,700,000 ) .................................
2,700,000
a
Total Investments (Cost $824,643,768) 100.5% ..................................
$870,446,890
Other Assets, less Liabilities (0.5)% ...........................................
(4,569,479)
Net Assets 100.0% ...........................................................
$865,877,411
See Abbreviations on page 153 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,383,904,092 $1,150,805,738 $5,615,462,458
Cost - Controlled affiliates (Note 3 f ) .......................... — 27,583,187 14,018,125
Cost - Non-controlled affiliates (Note 3 f ) ...................... 9,941,688 — —
Value - Unaffiliated issuers ................................ $3,610,326,284 $1,186,806,499 $6,305,169,821
Value - Controlled affiliates (Note 3 f ) ......................... — 28,637,850 14,063,500
Value - Non-controlled affiliates (Note 3 f ) ...................... 9,814,850 — —
Cash .................................................. 142,712,314 11,420 18,282,263
Receivables:
Investment securities sold ................................. 23,339,886 — 50,822,775
Capital shares sold ...................................... 5,429,922 7,063,472 5,575,039
Dividends and interest ................................... 35,976,039 8,059,084 64,412,612
Due from custodian ...................................... — 2,621,450 2,890,707
Other assets ............................................ 2,138 581 3,861
Total assets ........................................ 3,827,601,433 1,233,200,356 6,461,220,578
Liabilities:
Payables:
Investment securities purchased ............................ 31,181,632 22,015,692 47,578,359
Capital shares redeemed ................................. 161,027,494 1,221,323 12,620,381
Management fees ....................................... 1,258,598 323,025 2,578,577
Distribution fees ........................................ 316,366 107,421 750,790
Transfer agent fees ...................................... 577,860 144,136 1,078,651
Distributions to shareholders ............................... 1,119,704 400,553 2,585,105
Accrued expenses and other liabilities ......................... 199,802 73,895 510,566
Total liabilities ....................................... 195,681,456 24,286,045 67,702,429
Net assets, at value ............................... $3,631,919,977 $1,208,914,311 $6,393,518,149
Net assets consist of:
Paid-in capital ........................................... $3,485,856,481 $1,178,451,724 $6,621,843,044
Total distributable earnings (losses) ........................... 146,063,496 30,462,587 (228,324,895)
Net assets, at value ............................... $3,631,919,977 $1,208,914,311 $6,393,518,149

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $548,653,790 $212,320,708 $987,661,923
Shares outstanding ...................................... 44,547,817 20,003,556 97,835,923
Net asset value per share
a
................................ $12.32 $10.61 $10.10
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.60 $10.85 $10.49
Class A1:
Net assets, at value ..................................... $1,442,544,521 $490,913,122 $3,792,731,245
Shares outstanding ...................................... 117,283,279 46,207,014 376,002,369
Net asset value per share
a
................................ $12.30 $10.62 $10.09
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.58 $10.86 $10.48
Class C:
Net assets, at value ..................................... $139,379,520 $— $390,978,267
Shares outstanding ...................................... 11,297,334 — 37,984,720
Net asset value and maximum offering price per share
a
........... $12.34 $— $10.29
Class R6:
Net assets, at value ..................................... $376,356,671 $58,015,747 $130,340,354
Shares outstanding ...................................... 30,516,330 5,465,471 12,857,351
Net asset value and maximum offering price per share ........... $12.33 $10.61 $10.14
Advisor Class:
Net assets, at value ..................................... $1,124,985,475 $447,664,734 $1,091,806,360
Shares outstanding ...................................... 91,234,661 42,156,320 107,739,607
Net asset value and maximum offering price per share ........... $12.33 $10.62 $10.13
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $414,399,801 $5,028,053 $824,643,768
Value - Unaffiliated issuers ................................ $447,580,375 $5,199,784 $870,446,890
Cash .................................................. 546,486 86,679 622,120
Receivables:
Investment securities sold ................................. — — 1,748,863
Capital shares sold ...................................... 5,470,937 — 175,917
Interest ............................................... 4,218,243 46,538 7,203,225
Offering costs ........................................... — 99,696 —
Other assets ............................................ 257 44,331 522
Total assets ........................................ 457,816,298 5,477,028 880,197,537
Liabilities:
Payables:
Investment securities purchased ............................ — 114,364 12,036,749
Capital shares redeemed ................................. 1,184,346 1 1,321,712
Management fees ....................................... 202,542 358 369,686
Distribution fees ........................................ 49,020 — 124,609
Transfer agent fees ...................................... 53,264 87 115,372
Distributions to shareholders ............................... 148,994 6,616 279,553
Offering costs (Note 1f) .................................... — 102,052 —
Accrued expenses and other liabilities ......................... 33,428 4,749 72,445
Total liabilities ....................................... 1,671,594 228,227 14,320,126
Net assets, at value ............................... $456,144,704 $5,248,801 $865,877,411
Net assets consist of:
Paid-in capital ........................................... $442,176,455 $5,073,069 $916,279,919
Total distributable earnings (losses) ........................... 13,968,249 175,732 (50,402,508)
Net assets, at value ............................... $456,144,704 $5,248,801 $865,877,411

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $53,722,766 $51,457 $114,039,056
Shares outstanding ...................................... 4,484,161 4,971 10,015,088
Net asset value per share
a
................................ $11.98 $10.35 $11.39
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.45 $10.75 $11.83
Class A1:
Net assets, at value ..................................... $255,532,069 $— $534,627,839
Shares outstanding ...................................... 21,343,621 — 47,012,499
Net asset value per share
a
................................ $11.97 $— $11.37
Maximum offering price per share (net asset value per share ÷ 96.25%,
—% and 96.25%, respectively) ............................. $12.44 $— $11.81
Class C:
Net assets, at value ..................................... $28,733,846 $9,973 $97,570,090
Shares outstanding ...................................... 2,370,478 964 8,464,082
Net asset value and maximum offering price per share
a
........... $12.12 $10.35 $11.53
Class R6:
Net assets, at value ..................................... $12,438,017 $4,972 $29,368,478
Shares outstanding ...................................... 1,038,232 480 2,579,837
Net asset value and maximum offering price per share ........... $11.98 $10.35 $11.38
Advisor Class:
Net assets, at value ..................................... $105,718,006 $5,182,399 $90,271,948
Shares outstanding ...................................... 8,829,693 500,738 7,930,669
Net asset value and maximum offering price per share ........... $11.97 $10.35 $11.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $196,866
Controlled affiliates (Note 3 f ) ............................... — 299,897 57,820
Non-controlled affiliates (Note 3 f ) ........................... 14,153 — —
Interest:
Unaffiliated issuers ...................................... 53,120,080 9,583,721 150,854,916
Total investment income ................................. 53,134,233 9,883,618 151,109,602
Expenses:
Management fees (Note 3 a ) ................................. 8,485,183 2,625,460 14,289,165
Distribution fees: (Note 3c )
    Class A .............................................. 574,729 229,603 1,114,809
    Class A1 ............................................. 728,722 375,068 1,906,339
    Class C .............................................. 581,086 — 1,403,211
Transfer agent fees: (Note 3e )
    Class A .............................................. 181,353 55,859 324,401
    Class A1 ............................................. 572,828 152,269 1,384,060
    Class C .............................................. 70,065 — 156,520
    Class R6 ............................................. 45,070 9,785 21,113
    Advisor Class .......................................... 488,110 113,106 378,332
Custodian fees (Note 4 ) .................................... 13,655 3,849 20,712
Reports to shareholders .................................... 95,890 23,572 128,661
Registration and filing fees .................................. 99,864 52,621 183,679
Professional fees ......................................... 33,459 27,131 160,164
Trustees' fees and expenses ................................ 11,039 3,139 19,889
Other .................................................. 97,717 34,249 151,856
Total expenses ....................................... 12,078,770 3,705,711 21,642,911
Expense reductions (Note 4 ) ............................. (23,868) (6,500) (38,921)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,803,398) (914,317) (2,758)
Net expenses ....................................... 10,251,504 2,784,894 21,601,232
Net investment income .............................. 42,882,729 7,098,724 129,508,370
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (9,082,675) (1,491,601) (33,780,901)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (20,384,326) 4,626,957 (216,792,670)
Controlled affiliates (Note 3 f ) ............................. — 179,551 (3,875)
Non-controlled affiliates (Note 3 f ) .......................... (126,838) — —
Net change in unrealized appreciation (depreciation) .......... (20,511,164) 4,806,508 (216,796,545)
Net realized and unrealized gain (loss) .......................... (29,593,839) 3,314,907 (250,577,446)
Net increase (decrease) in net assets resulting from operations ........ $13,288,890 $10,413,631 $(121,069,076)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2020 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $7,228,952 $49,020 $14,850,608
Expenses:
Management fees (Note 3 a ) ................................. 1,129,209 16,118 2,076,082
Distribution fees: (Note 3c )
Class A .............................................. 58,310 — 132,556
Class A1 ............................................. 133,607 — 271,173
Class C .............................................. 98,684 — 342,387
Transfer agent fees: (Note 3e )
Class A .............................................. 16,229 — 37,986
Class A1 ............................................. 92,817 — 193,956
Class C .............................................. 10,546 — 37,625
Class R6 ............................................. 2,657 — 4,260
Advisor Class .......................................... 30,404 519 29,972
Custodian fees (Note 4 ) .................................... 1,642 16 3,205
Reports to shareholders .................................... 10,154 2,320 18,125
Registration and filing fees .................................. 25,346 1,026 19,275
Professional fees ......................................... 27,319 22,758 41,468
Trustees' fees and expenses ................................ 1,338 — 2,791
Amortization of offering costs (Note 1f ) ......................... — 28,586 —
Other .................................................. 16,042 820 28,992
Total expenses ....................................... 1,654,304 72,163 3,239,853
Expense reductions (Note 4 ) ............................. (2,899) (9) (5,988)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (822) (60,369) —
Net expenses ....................................... 1,650,583 11,785 3,233,865
Net investment income .............................. 5,578,369 37,235 11,616,743
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 661,929 2,205 (4,885,093)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (9,517,813) (3,199) (26,870,429)
Net realized and unrealized gain (loss) .......................... (8,855,884) (994) (31,755,522)
Net increase (decrease) in net assets resulting from operations ........ $(3,277,515) $36,241 $(20,138,779)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
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Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $42,882,729 $87,879,283 $7,098,724 $15,654,343
Net realized gain (loss) ............ (9,082,675) 180,683 (1,491,601) (45,140)
Net change in unrealized appreciation
(depreciation) ................. (20,511,164) 128,997,446 4,806,508 24,522,787
Net increase (decrease) in net
assets resulting from operations . 13,288,890 217,057,412 10,413,631 40,131,990
Distributions to shareholders:
Class A ........................ (4,956,173) (6,513,554) (1,032,081) (1,836,388)
Class A1 ....................... (16,866,168) (39,158,501) (3,110,029) (8,844,598)
Class C ........................ (1,572,844) (4,675,743) — —
Class R6 ....................... (4,507,497) (10,946,815) (380,696) (897,988)
Advisor Class ................... (14,949,928) (30,495,604) (2,535,203) (5,152,791)
Total distributions to shareholders ..... (42,852,610) (91,790,217) (7,058,009) (16,731,765)
Capital share transactions: (Note 2 )
Class A ........................ 143,008,396 214,182,623 52,599,217 52,144,069
Class A1 ....................... (62,292,260) (111,891,220) (28,542,309) (76,434,842)
Class C ........................ (62,936,433) (66,319,360) — —
Class R6 ....................... (29,349,778) (21,048,015) 5,951,660 3,618,179
Advisor Class ................... (141,800,537) (133,044,504) 154,309,044 10,383,727
Total capital share transactions ....... (153,370,612) 147,968,532 184,317,612 (10,288,867)
Net increase (decrease) in net
assets ..................... (182,934,332) 273,235,727 187,673,234 13,111,358
Net assets:
Beginning of period ................ 3,814,854,309 3,541,618,582 1,021,241,077 1,008,129,719
End of period ..................... $3,631,919,977 $3,814,854,309 $1,208,914,311 $1,021,241,077

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $129,508,370 $255,266,540 $5,578,369 $12,022,609
Net realized gain (loss) ............ (33,780,901) (4,116,870) 661,929 477,523
Net change in unrealized appreciation
(depreciation) ................. (216,796,545) 357,569,116 (9,517,813) 27,197,857
Net increase (decrease) in net
assets resulting from operations . (121,069,076) 608,718,786 (3,277,515) 39,697,989
Distributions to shareholders:
Class A ........................ (17,489,524) (23,830,777) (555,451) (837,363)
Class A1 ....................... (77,813,481) (178,149,877) (3,400,200) (8,980,364)
Class C ........................ (7,508,547) (19,166,366) (297,898) (737,682)
Class R6 ....................... (2,574,340) (4,600,685) (163,537) (303,440)
Advisor Class ................... (21,691,420) (46,935,052) (1,141,240) (1,516,542)
Total distributions to shareholders ..... (127,077,312) (272,682,757) (5,558,326) (12,375,391)
Capital share transactions: (Note 2 )
Class A ........................ 118,093,251 524,666,398 10,282,774 22,222,044
Class A1 ....................... (254,661,561) (194,542,107) (45,270,913) (26,183,797)
Class C ........................ (78,872,747) (97,297,026) (2,360,233) (3,533,757)
Class R6 ....................... 7,083,575 31,446,823 216,383 10,555,828
Advisor Class ................... (29,297,495) 116,542,321 45,215,363 6,842,984
Total capital share transactions ....... (237,654,977) 380,816,409 8,083,374 9,903,302
Net increase (decrease) in net
assets ..................... (485,801,365) 716,852,438 (752,467) 37,225,900
Net assets:
Beginning of period ................ 6,879,319,514 6,162,467,076 456,897,171 419,671,271
End of period ..................... $6,393,518,149 $6,879,319,514 $456,144,704 $456,897,171

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Franklin Municipal Green Bond Fund Franklin New Jersey Tax-Free Income Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
a
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $37,235 $16,806 $11,616,743 $24,775,565
Net realized gain (loss) ............ 2,205 — (4,885,093) 70,458
Net change in unrealized appreciation
(depreciation) ................. (3,199) 174,930 (26,870,429) 50,355,377
Net increase (decrease) in net
assets resulting from operations . 36,241 191,736 (20,138,779) 75,201,400
Distributions to shareholders:
Class A ........................ (38) — (1,364,676) (2,216,307)
Class A1 ....................... — — (7,403,750) (17,323,131)
Class C ........................ (8) — (1,133,511) (2,898,541)
Class R6 ....................... (8) — (425,576) (772,945)
Advisor Class ................... (37,252) (16,619) (1,181,582) (2,424,921)
Total distributions to shareholders ..... (37,306) (16,619) (11,509,095) (25,635,845)
Capital share transactions: (Note 2 )
Class A ........................ 52,007 — 8,715,918 48,663,356
Class A1 ....................... — — (30,075,890) (44,766,315)
Class C ........................ 10,000 — (15,840,852) (15,082,222)
Class R6 ....................... 5,000 — (2,744,469) 11,464,561
Advisor Class ................... 7,742 5,000,000 11,098,681 1,796,133
Total capital share transactions ....... 74,749 5,000,000 (28,846,612) 2,075,513
Net increase (decrease) in net
assets ..................... 73,684 5,175,117 (60,494,486) 51,641,068
Net assets:
Beginning of period ................ 5,175,117 — 926,371,897 874,730,829
End of period ..................... $5,248,801 $5,175,117 $865,877,411 $926,371,897
a
For the period October 1, 2019 (commencement of operations) to February 29, 2020.

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Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds, six of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A , Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Class A , Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Effective July 24, 2020, Franklin Municipal Green Bond Fund
began offering new classes of shares: Class A, Class C and
Class R6.
Class A , Class C, Class R6 & Advisor Class
Franklin Municipal Green Bond Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

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b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Offering Costs
Offering costs are amortized on a straight line basis over
twelve months.
1. Organization and Significant Accounting Policies
(continued)

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g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 16,342,793 $199,180,398 8,133,113 $85,485,771
Shares issued in reinvestment of distributions .......... 379,923 4,633,481 94,971 1,000,434
Shares redeemed ............................... (5,024,152) (60,805,483) (3,232,863) (33,886,988)
Net increase (decrease) .......................... 11,698,564 $143,008,396 4,995,221 $52,599,217
Year ended February 29, 2020
Shares sold
a
................................... 23,107,911 $280,846,171 8,602,860 $90,137,584
Shares issued in reinvestment of distributions .......... 504,307 6,140,740 168,375 1,764,430
Shares redeemed ............................... (5,987,656) (72,804,288) (3,799,323) (39,757,945)
Net increase (decrease) .......................... 17,624,562 $214,182,623 4,971,912 $52,144,069
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 3,039,468 $36,887,345 1,397,057 $14,714,559
Shares issued in reinvestment of distributions .......... 1,299,741 15,818,174 271,728 2,863,309
Shares redeemed ............................... (9,536,581) (114,997,779) (4,414,824) (46,120,177)
Net increase (decrease) .......................... (5,197,372) $(62,292,260) (2,746,039) $(28,542,309)
Year ended February 29, 2020
Shares sold ................................... 7,255,556 $88,080,091 1,990,450 $20,874,172
Shares issued in reinvestment of distributions .......... 3,009,335 36,539,255 776,056 8,133,060
Shares redeemed ............................... (19,508,327) (236,510,566) (10,074,821) (105,442,074)
Net increase (decrease) .......................... (9,243,436) $(111,891,220) (7,308,315) $(76,434,842)
Class C
1. Organization and Significant Accounting Policies
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 713,199 $8,684,547 — $—
Shares issued in reinvestment of distributions .......... 115,073 1,403,415 — —
Shares redeemed
a
.............................. (5,961,774) (73,024,395) — —
Net increase (decrease) .......................... (5,133,502) $(62,936,433) — $—
Six Months ended February 29, 2020
Shares sold ................................... 1,815,746 $22,103,744 — $—
Shares issued in reinvestment of distributions .......... 331,689 4,036,965 — —
Shares redeemed
a
.............................. (7,606,004) (92,460,069) — —
Net increase (decrease) .......................... (5,458,569) $(66,319,360) — $—
Class R6
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 4,151,045 $50,790,436 1,383,828 $14,535,427
Shares issued in reinvestment of distributions .......... 362,241 4,419,414 31,873 335,801
Shares redeemed ............................... (7,075,428) (84,559,628) (855,506) (8,919,568)
Net increase (decrease) .......................... (2,562,142) $(29,349,778) 560,195 $5,951,660
Year ended February 29, 2020
Shares sold ................................... 4,749,979 $57,800,239 1,611,380 $16,865,451
Shares issued in reinvestment of distributions .......... 873,054 10,629,965 67,776 710,072
Shares redeemed ............................... (7,366,560) (89,478,219) (1,332,822) (13,957,344)
Net increase (decrease) .......................... (1,743,527) $(21,048,015) 346,334 $3,618,179
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 15,013,945 $182,920,341 16,734,776 $176,077,810
Shares issued in reinvestment of distributions .......... 830,911 10,138,854 66,613 702,045
Shares redeemed ............................... (27,538,014) (334,859,732) (2,153,394) (22,470,811)
Net increase (decrease) .......................... (11,693,158) $(141,800,537) 14,647,995 $154,309,044
Year ended February 29, 2020
Shares sold ................................... 28,624,236 $348,698,279 8,255,152 $86,310,841
Shares issued in reinvestment of distributions .......... 1,740,780 21,197,702 173,097 1,813,537
Shares redeemed ............................... (19,475,888) (236,851,477) (7,416,057) (77,740,651)
Net increase (decrease) .......................... 10,889,128 $133,044,504 1,012,192 $10,383,727
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 15,758,415 $203,498,264 1,302,987 $15,527,688
Shares issued in reinvestment of distributions .......... 6,328,421 15,703,620 42,693 506,902
Shares redeemed ............................... (10,338,038) (101,108,633) (495,257) (5,751,816)
Net increase (decrease) .......................... 11,748,798 $118,093,251 850,423 $10,282,774
Year ended February 29, 2020
Shares sold
a
................................... 56,970,141 $580,665,906 2,152,720 $25,433,043
Shares issued in reinvestment of distributions .......... 2,227,025 22,768,967 66,138 785,228
Shares redeemed ............................... (7,719,781) (78,768,475) (336,933) (3,996,227)
Net increase (decrease) .......................... 51,477,385 $524,666,398 1,881,925 $22,222,044
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 6,722,349 $156,151,729 355,146 $4,159,346
Shares issued in reinvestment of distributions .......... 16,424,505 69,628,113 232,824 2,760,188
Shares redeemed ............................... (48,746,303) (480,441,403) (4,453,636) (52,190,447)
Net increase (decrease) .......................... (25,599,449) $(254,661,561) (3,865,666) $(45,270,913)
Year ended February 29, 2020
Shares sold ................................... 18,502,514 $188,354,822 657,068 $7,759,290
Shares issued in reinvestment of distributions .......... 15,643,251 159,427,896 626,129 7,410,933
Shares redeemed ............................... (53,266,423) (542,324,825) (3,498,317) (41,354,020)
Net increase (decrease) .......................... (19,120,658) $(194,542,107) (2,215,120) $(26,183,797)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,797,246 $25,216,091 250,066 $3,018,548
Shares issued in reinvestment of distributions .......... 1,384,227 6,929,774 21,853 262,381
Shares redeemed
a
.............................. (10,984,575) (111,018,612) (469,720) (5,641,162)
Net increase (decrease) .......................... (7,803,102) $(78,872,747) (197,801) $(2,360,233)
Year ended February 29, 2020
Shares sold ................................... 7,595,608 $79,019,149 457,604 $5,498,934
Shares issued in reinvestment of distributions .......... 1,675,695 17,421,658 54,328 650,568
Shares redeemed
a
.............................. (18,672,136) (193,737,833) (810,184) (9,683,259)
Net increase (decrease) .......................... (9,400,833) $(97,297,026) (298,252) $(3,533,757)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,826,052 $30,028,463 62,286 $741,471
Shares issued in reinvestment of distributions .......... 1,428,656 2,214,984 2,764 32,821
Shares redeemed ............................... (2,566,516) (25,159,872) (47,632) (557,909)
Net increase (decrease) .......................... 688,192 $7,083,575 17,418 $216,383
Year ended February 29, 2020
Shares sold ................................... 5,487,791 $56,155,177 975,792 $11,348,865
Shares issued in reinvestment of distributions .......... 392,862 4,028,105 5,132 60,884
Shares redeemed ............................... (2,812,591) (28,736,459) (72,104) (853,921)
Net increase (decrease) .......................... 3,068,062 $31,446,823 908,820 $10,555,828
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 14,896,829 $225,905,036 4,605,415 $54,254,147
Shares issued in reinvestment of distributions .......... 9,666,845 17,382,748 91,349 1,085,109
Shares redeemed ............................... (27,890,299) (272,585,279) (861,585) (10,123,893)
Net increase (decrease) .......................... (3,326,625) $(29,297,495) 3,835,179 $45,215,363
Year ended February 29, 2020
Shares sold ................................... 35,420,254 $362,924,818 1,934,090 $22,876,419
Shares issued in reinvestment of distributions .......... 3,733,274 38,248,306 114,901 1,362,066
Shares redeemed ............................... (27,832,910) (284,630,803) (1,487,954) (17,395,501)
Net increase (decrease) .......................... 11,320,618 $116,542,321 561,037 $6,842,984
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
b
Shares sold
a
................................... 4,970 $52,000 1,689,018 $19,094,152
Shares issued in reinvestment of distributions .......... 1 7 107,866 1,213,012
Shares redeemed ............................... — — (1,051,623) (11,591,246)
Net increase (decrease) .......................... 4,971 $52,007 745,261 $8,715,918
Year ended February 29, 2020
Shares sold
a
................................... — $— 4,942,542 $56,506,702
Shares issued in reinvestment of distributions .......... — — 177,179 2,032,984
Shares redeemed ............................... — — (863,914) (9,876,330)
Net increase (decrease) .......................... — $— 4,255,807 $48,663,356
Class A1
2. Shares of Beneficial Interest
(continued)

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Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... — $— 843,489 $9,428,152
Shares issued in reinvestment of distributions .......... — — 544,479 6,112,591
Shares redeemed ............................... — — (4,089,377) (45,616,633)
Net increase (decrease) .......................... — $— (2,701,409) $(30,075,890)
Year ended February 29, 2020
Shares sold ................................... — $— 1,403,946 $16,050,200
Shares issued in reinvestment of distributions .......... — — 1,257,151 14,376,194
Shares redeemed ............................... — — (6,580,001) (75,192,709)
Net increase (decrease) .......................... — $— (3,918,904) $(44,766,315)
Class C
Class C Shares:
Six Months ended August 31, 2020
b
Shares sold ................................... 964 $10,000 347,667 $3,977,938
Shares issued in reinvestment of distributions .......... — — 90,106 1,024,968
Shares redeemed
a
.............................. — — (1,840,537) (20,843,758)
Net increase (decrease) .......................... 964 $10,000 (1,402,764) $(15,840,852)
Year ended February 29, 2020
Shares sold ................................... — $— 2,000,580 $23,117,844
Shares issued in reinvestment of distributions .......... — — 224,800 2,605,509
Shares redeemed
a
.............................. — — (3,527,474) (40,805,575)
Net increase (decrease) .......................... — $— (1,302,094) $(15,082,222)
Class R6
Class R6 Shares:
Six Months ended August 31, 2020
b
Shares sold ................................... 480 $5,000 476,054 $5,330,443
Shares issued in reinvestment of distributions .......... — — 37,615 422,640
Shares redeemed ............................... — — (769,565) (8,497,552)
Net increase (decrease) .......................... 480 $5,000 (255,896) $(2,744,469)
Year ended February 29, 2020
Shares sold ................................... — $— 1,291,109 $14,770,608
Shares issued in reinvestment of distributions .......... — — 66,918 767,372
Shares redeemed ............................... — — (359,083) (4,073,419)
Net increase (decrease) .......................... — $— 998,944 $11,464,561
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 737 $7,734 2,449,086 $27,444,136
Shares issued in reinvestment of distributions .......... 1 8 95,472 1,073,267
Shares redeemed ............................... — — (1,560,010) (17,418,722)
Net increase (decrease) .......................... 738 $7,742 984,548 $11,098,681
Year ended February 29, 2020
c
Shares sold ................................... 500,000 $5,000,000 1,872,835 $21,417,116
Shares issued in reinvestment of distributions .......... — — 189,349 2,167,799
Shares redeemed ............................... — — (1,904,478) (21,788,782)
Net increase (decrease) .......................... 500,000 $5,000,000 157,706 $1,796,133
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period July 24, 2020 (effective date) to August 31, 2020.
c
For the period October 1, 2019 (commencement of operations) to February 29, 2020.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

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For the period ended August 31, 2020, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.458% 0.472% 0.453%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.508% 0.629% 0.479%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% — 0.65% 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25%
Class A1 .............................. — 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $14,430 $3,603 $53,199
CDSC retained ........................... $51,798 $9,785 $106,771
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,955 $— $5,668
CDSC retained ........................... $3,400 $— $48,553
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended August 31, 2020, investments in affiliated management investment companies were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $476,973 $146,233 $906,955
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $76,073 $772 $149,352
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Liberty Municipal Bond
ETF .................... $— $9,941,688 $— $ — $ (126,838) $ 9,814,850 365,000 $ 14,153
Total Affiliated Securities .... $— $9,941,688 $— $— $(126,838) $9,814,850 $14,153
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Municipal Bond
ETF .................... $19,265,675 $9,192,624 $— $ — $ 179,551 $ 28,637,850 1,065,000 $ 299,897
Total Affiliated Securities .... $19,265,675 $9,192,624 $— $— $179,551 $28,637,850 $299,897
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Intermediate
Municipal Opportunities ETF ... $2,604,000 $11,463,375 $— $ — $(3,875) $14,063,500 550,000 $57,820
Total Affiliated Securities .... $2,604,000 $11,463,375 $— $— $(3,875) $14,063,500 $57,820
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Limited-Term Tax-Free Income
Fund and Franklin Municipal Green Bond Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.46%, 0.40%, and 0.46%, respectively, based on the average net assets of each class until June 30, 2021.Total expenses waived or paid are not subject to recapture subsequent to the Funds'
fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2021. For Franklin High Yield Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin
Municipal Green Bond Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2021.
h. Other Affiliated Transactions
At August 31, 2020, Franklin Resources, Inc. owned 100% of Franklin Municipal Green Bond Fund’s outstanding shares.
Investment activities of this investment company could have a material impact on the Fund.
i. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2020, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $67,800,000 $118,256,450 $167,533,011
Sales .................................. $87,185,000 $107,195,000 $166,150,000
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $2,935,000 — $4,800,000
Sales .................................. $1,500,000 — $2,200,000
3. Transactions with Affiliates
(continued)

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2020, the capital loss carryforwards were as follows:
a
Includes $97,006,620 from the merged Franklin Double Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.
At August 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 43,632,556 $ 1,957,897 $ 180,742,829
Long term ............................. 28,105,463 3,525,609 718,430,807
Total capital loss carryforwards ............ $71,738,019 $5,483,506 $899,173,636
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,151,607 $ — $ 11,541,709
Long term ............................. 10,801,557 — 79,992,809
Total capital loss carryforwards ............ $19,953,164 $— $91,534,518
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a
Cost of investments ....................... $3,393,844,651 $1,178,295,575 $5,620,626,924
Unrealized appreciation ..................... $228,080,891 $37,649,128 $794,405,048
Unrealized depreciation ..................... (1,784,408) (500,354) (95,798,651)
Net unrealized appreciation (depreciation) ....... $226,296,483 $37,148,774 $698,606,397
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
a a a a
Cost of investments ....................... $414,321,586 $5,028,053 $824,613,698
Unrealized appreciation ..................... $33,278,801 $182,145 $52,310,330
Unrealized depreciation ..................... (20,012) (10,414) (6,477,138)
Net unrealized appreciation (depreciation) ....... $33,258,789 $171,731 $45,833,192

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2020, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2020, Franklin High Yield Tax-Free Income Fund had 32.8% of its portfolio rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management.
These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At August 31, 2020, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund was $153,498,588 and $9,334,406, representing 2.4% and 1.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $401,082,505 $247,761,142 $1,366,776,887
Sales .................................. $482,193,458 $106,509,470 $1,394,606,601
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $60,147,766 $1,204,055 $78,591,073
Sales .................................. $57,282,523 $154,439 $67,520,170
5. Income Taxes
(continued)

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9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2020, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 9,814,850 $ — $ — $ 9,814,850
Municipal Bonds ......................... — 3,585,746,284 — 3,585,746,284
Short Term Investments ................... — 24,580,000 — 24,580,000
Total Investments in Securities ........... $9,814,850 $3,610,326,284 $— $3,620,141,134
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $28,637,850 $— $— $ 28,637,850

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. New Accounting Pronouncements
In March 2020, [the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Federal Limited-Term Tax-Free Income Fund (continued)
Municipal Bonds ......................... $ — $ 958,801,499 $ — $ 958,801,499
Short Term Investments ................... — 228,005,000 — 228,005,000
Total Investments in Securities ........... $28,637,850 $1,186,806,499 $— $1,215,444,349
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $54,226,794 $— $— $ 54,226,794
U.S. Government and Agency Securities ....... — — 1,896,387 1,896,387
Municipal Bonds ......................... — 6,247,435,140 — 6,247,435,140
Short Term Investments ................... — 15,675,000 — 15,675,000
Total Investments in Securities ........... $54,226,794 $6,263,110,140 $1,896,387 $6,319,233,321
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $— $442,380,375 $— $ 442,380,375
Short Term Investments ................... — 5,200,000 — 5,200,000
Total Investments in Securities ........... $— $447,580,375 $— $447,580,375
Franklin Municipal Green Bond Fund
Assets:
Investments in Securities:
Commercial Mortgage-Backed Securities ...... $— $102,150 $— $ 102,150
Municipal Bonds ......................... — 5,097,634 — 5,097,634
Total Investments in Securities ........... $— $5,199,784 $— $5,199,784
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $— $867,746,890 $— $ 867,746,890
Short Term Investments ................... — 2,700,000 — 2,700,000
Total Investments in Securities ........... $— $870,446,890 $— $870,446,890
11. Fair Value Measurements
(continued)

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Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC Berkshire Hathaway Assurance Corp.
COP Certificate of Participation
ETF Exchange-Traded Fund
ETM Escrowed to Maturity
FGIC Financial Guaranty Insurance Co..
FHA Federal Housing Administration
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London Inter-Bank Offered Rate
LOC Letter of Credit
MAC Municipal Assurance Corp
NATL National Reinsurance Corp.
PSF Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA Standby Purchase Agreement

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Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

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proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

TF1 S 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisors, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Tax-Free
Trust
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2020, the U.S.
economy contracted in 2020’s first and second quarters in
response to the novel coronavirus (COVID-19) pandemic.
The U.S. Federal Reserve (Fed), having lowered the federal
funds rate three times in 2019 amid global trade tensions,
held the rate unchanged through February 2020. However,
given larger economic risks posed by COVID-19, the Fed
lowered its key rate by 0.50% on March 3 and further by
1.00% on March 15, decreasing the rate during the period
from 1.75% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced broad quantitative easing
measures to support credit markets.
During the six-month period, municipal bonds delivered
marginally positive total returns as investors were attracted to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-
rate declines and recent actions by the Fed to support the
municipal bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Municipal Bond Market Overview
...................
3
Investment Strategy and Manager’s Discussion
.......
4
Franklin Alabama Tax-Free Income Fund
............
5
Franklin Florida Tax-Free Income Fund
..............
10
Franklin Georgia Tax-Free Income Fund
.............
15
Franklin Kentucky Tax-Free Income Fund
............
20
Franklin Louisiana Tax-Free Income Fund
............
25
Franklin Maryland Tax-Free Income Fund
............
30
Franklin Missouri Tax-Free Income Fund
.............
35
Franklin North Carolina Tax-Free Income Fund
........
40
Franklin Virginia Tax-Free Income Fund
..............
45
Financial Highlights and Statement of Investments
....
50
Financial Statements
.............................
125
Notes to Financial Statements
.....................
139
Shareholder Information
..........................
160
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Municipal Bond Market Overview
Beginning in March 2020, the global spread of the novel
coronavirus and the drastic measures individual countries
implemented to limit infections shocked both equity and
fixed income markets. Investors sought perceived safe
havens, driving U.S. Treasury (UST) yields lower and
causing a surge in volatility. In the municipal bond market, sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
municipal bond funds, reversing half of the inflows seen
throughout 2019. Ratios of municipal bond yields versus
duration-matched USTs cheapened across all maturity
buckets, surpassing levels reached during the global
financial crisis. Municipal bond issues closely related to
the impact of the virus, including states like New York and
New Jersey and sectors like transportation, retreated more
than other parts of the market. In March, the U.S. Federal
Reserve announced it would begin purchasing municipal
bonds as needed to support market stability; however, there
were still significant dislocations within the secondary bond market at month-end, and new issuance had all but stopped.
Moving into April and continuing through August, municipal
bond market technical conditions improved as funds flowed
into the market and were met with negative net supply
of tax-exempt bonds. Ratios of municipal bonds versus
USTs tightened but remained significantly wider than at the
beginning of 2020. Throughout the sector, municipal issuers
projected large deficits reaching into 2021 as revenues
from tax receipts and usage fees fall while costs of services increase.
The Investment Company Institute (ICI) reported net inflows
of approximately $11 billion into municipal bond mutual
funds in August 2020. Since March, over half of the record
outflows in March, $42 billion, had returned to the sector.
For the six-month period, municipal bond mutual funds had
approximately $9 billion of net outflows, according to the ICI.
For the six-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +0.19% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +3.42% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +3.11% total return.
1
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index,
which posted a +19.63% total return for the period.
1
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We use a consistent, disciplined strategy with the objective of maximizing tax-free income and capital preservation
by focusing on credit selection. We seek to maintain
exposure to securities that produce high tax-free income,
while balancing risk and return within each Fund’s range
of allowable investments. We do not purchase high-yield
securities in our investment-grade funds, however if a
security is downgraded we are not required to sell it. Our
security selection process includes purchasing securities that we believe are undervalued in the market and which have
met our credit selection criteria. We do not use leverage
or derivatives, which could add volatility and contribute to underperformance in adverse markets.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we
found value in higher quality securities in the 15–30 year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Semiannual Report
Franklin Alabama Tax-Free Income Fund
This semiannual report for Franklin Alabama Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Alabama personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.40 on February 29, 2020, to
$11.29 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.6864 cents per share for the same
period.
2
The Performance Summary beginning on page 7
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.53%, based on an
annualization of August’s 2.4743 cents per share monthly
dividend and the maximum offering price of $11.73 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.67% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Alabama’s economy
contracted as a result of the COVID-19 pandemic. The
state’s higher-than-average employment concentration in
manufacturing was already vulnerable by the start of the
2020 due to foreign competition and the international trade
environment. Its unemployment rate rose from 2.7% in
February 2020 to 5.6% at period-end, substantially below
the nation's 8.4% average.
3
Alabama’s fiscal year (FY)
2021 budget which takes effect on October 1, 2020, reflects
an increase over the current year and aims to continue to
fund core services, such as health care and education. The
state’s net tax supported debt was $822 per capita and 1.9%
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 7.79%
AA 69.73%
A 6.35%
BBB 2.69%
Refunded 13.44%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 24.15%
Refunded** 22.37%
Higher Education 16.38%
Tax-Supported 13.29%
General Obligation 9.09%
Hospital & Health Care 7.79%
Transportation 5.63%
Corporate-Backed 1.30%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
55
.

Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
of personal income, below the $1,071 and 2.0% national
medians, respectively.
4
The independent credit rating agency
Standard & Poor’s (S&P) maintained the state’s general
obligation bonds’ AA rating with a stable outlook.
5
This rating
reflected S&P’s view of Alabama’s strong financial controls, its recently improved financial position and the dedicated
revenue streams to support the state’s capital projects and
debt service. Headwinds in S&P’s view include the state’s
overall restrictive taxing structure, its modest population
growth and the historically slow growth in its gross state
product relative to other states.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.34% -3.42%
1-Year +2.93% -0.93%
5-Year +17.18% +2.44%
10-Year +40.32% +3.05%
Advisor
5
6-Month +0.47% +0.47%
1-Year +3.19% +3.19%
5-Year +17.91% +3.35%
10-Year +41.13% +3.50%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.53% 4.67% 1.26% 2.32%
Advisor 2.89% 5.33% 1.57% 2.90%
See page 8 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.146864
A1 $0.155263
C $0.124206
R6 $0.162640
Advisor $0.160878
Total Annual Operating Expenses
9
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.40 $4.58 $1,020.64 $4.62 0.91%
A1 $1,000 $1,004.20 $3.84 $1,021.37 $3.87 0.76%
C $1,000 $1,001.40 $6.59 $1,018.62 $6.65 1.31%
R6 $1,000 $1,004.80 $3.17 $1,022.05 $3.20 0.63%
Advisor $1,000 $1,004.70 $3.33 $1,021.88 $3.36 0.66%

franklintempleton.com
Semiannual Report
Franklin Florida Tax-Free Income Fund
This semiannual report for Franklin Florida Tax-Free Income
Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal income taxes and any Florida personal income
taxes as is consistent with prudent investment management
and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such
taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.83 on February 29, 2020, to
$10.66 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 16.2158 cents per share for the same
period.
2
The Performance Summary beginning on page 12
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.85%, based on an
annualization of August’s 2.6307 cents per share monthly
dividend and the maximum offering price of $11.08 on
August 31, 2020. An investor in the 2020 maximum federal
tax bracket of 37.00% (plus 3.80% Medicare tax) would need
to earn a distribution rate of 4.82% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For
other performance data, please see the Performance
Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Florida’s economy
contracted, which reflected exposure to sectors affected
by the COVID-19 pandemic, such as leisure, tourism and
retail. The state’s unemployment rate rose from 2.8% in
February 2020 to 7.4% at period-end, below the nation’s
8.4% average.
3
Florida is highly reliant on sales taxes,
which comprise the bulk of general revenues, but its debt
and pension burdens are some of the lowest fixed costs
relative to other states. This will provide budget flexibility in the current fiscal year, although the state’s reliance on tourism and sales taxes exposes its finances to prolonged
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 11.42%
AA 32.73%
A 36.77%
BBB 5.97%
Below Investment Grade 1.34%
Refunded 11.35%
Not Rated 0.42%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Hospital & Health Care 24.03%
Transportation 21.63%
Utilities 20.74%
Refunded** 12.80%
General Obligation 7.83%
Tax-Supported 5.52%
Higher Education 2.39%
Subject to Government Appropriations 1.88%
Other Revenue 1.65%
Housing 1.53%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
62
.

Franklin Florida Tax-Free Income Fund

franklintempleton.com
Semiannual Report
recovery from the pandemic. Florida’s net tax-supported debt was $780 per capita and 1.5% of personal income, below
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Moody’s Investor Services
(Moody’s) maintained Florida’s general obligation bonds’ Aaa rating with a stable outlook.
5
The rating reflected Moody’s
view of the state’s economic growth in recent years which
has outpaced the nation, its strong population growth and
significant reserve levels, and a history of above-average
vulnerability to economic cycles and elevated exposure
to storm damage. The outlook also reflected Moody’s
expectations that Florida’s sound fiscal management will
continue.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Florida
Tax-Free Income Fund. We believe our conservative, buy-
and-hold investment strategy can help us achieve high,
current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Florida Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A
:
3.75% maximum initial sales charge; Advisor Class
:
no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.05% -3.79%
1-Year +1.96% -1.86%
5-Year +15.60% +2.16%
10-Year +35.90% +2.72%
Advisor
5
6-Month +0.08% +0.08%
1-Year +2.22% +2.22%
5-Year +16.62% +3.12%
10-Year +37.01% +3.20%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.85% 4.82% 1.30% 2.20%
Advisor 3.21% 5.43% 1.59% 2.69%
See page 13 for Performance Summary footnotes.

Franklin Florida Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
7. Taxable equivalent distribution rate and yield assume the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.162158
A1 $0.170173
C $0.141199
R6 $0.177557
Advisor $0.175621
Total Annual Operating Expenses
9
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Florida Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.50 $4.25 $1,020.95 $4.30 0.84%
A1 $1,000 $1,000.30 $3.51 $1,021.70 $3.55 0.70%
C $1,000 $997.60 $6.24 $1,018.96 $6.31 1.24%
R6 $1,000 $1,001.00 $2.81 $1,022.39 $2.84 0.56%
Advisor $1,000 $1,000.80 $3.00 $1,022.21 $3.03 0.60%

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free Income Fund
This semiannual report for Franklin Georgia Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Georgia personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.19 on February 29, 2020, to
$11.98 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 15.3390 cents per share for the same
period.
2
The Performance Summary beginning on page 17
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.46%, based on an
annualization of August’s 2.5504 cents per share monthly
dividend and the maximum offering price of $12.45 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and Georgia personal income
tax bracket of 46.30% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.58% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Georgia’s highly
diversified economy slowed considerably due to the
COVID-19 pandemic. Its economy began to gradually
reopen in April but is expected to remain weak at least until the end of 2020. Georgia’s unemployment rate rose from
3.1% in February 2020 to 5.6% at period-end, significantly
below the nation’s 8.4% average.
3
A moderate budget gap
was closed for fiscal year (FY) 2020 by using reserves
estimated to remain adequate to strong in FY 2021. The
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 9.37%
AA 62.62%
A 17.86%
BBB 3.96%
Below Investment Grade 0.73%
Refunded 4.82%
Not Rated 0.64%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 23.83%
Hospital & Health Care 20.83%
General Obligation 16.43%
Subject to Government Appropriations 12.78%
Tax-Supported 6.55%
Refunded** 5.07%
Housing 5.03%
Higher Education 4.92%
Transportation 4.56%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
71
.

Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
state’s general fund revenue in FY 2020 was impacted by
the substantial decline in personal income taxes, the largest source of fund revenue. These developments necessitated
a 10% budget cut for FY 2021. Georgia’s net tax-supported
debt was $971 per capita and 2.0% of personal income,
compared with the $1,071 and 2.0% national medians,
respectively.
4
During the period under review, independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds’ AAA rating with a stable outlook.
5
The rating reflected S&P’s view of Georgia’s strong
budget management framework, increases in its rainy day
fund to provide flexibility and the proactive management of
long-term liabilities through rapid debt amortization, and full funding of the state’s portion of pension contributions.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information

Performance Summary as of August 31, 2020
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.44% -4.18%
1-Year +2.20% -1.63%
5-Year +15.11% +2.07%
10-Year +38.31% +2.90%
Advisor
5
6-Month -0.40% -0.40%
1-Year +2.37% +2.37%
5-Year +15.93% +3.00%
10-Year +39.19% +3.36%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.46% 4.58% 0.96% 1.79%
Advisor 2.81% 5.23% 1.25% 2.33%
See page 18 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Georgia personal income tax rate of 46.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.153390
A1 $0.162370
C $0.129618
R6 $0.170943
Advisor $0.168385
Total Annual Operating Expenses
9
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $995.60 $4.30 $1,020.89 $4.36 0.86%
A1 $1,000 $996.30 $3.56 $1,021.64 $3.61 0.71%
C $1,000 $992.90 $6.30 $1,018.88 $6.38 1.25%
R6 $1,000 $996.20 $2.84 $1,022.36 $2.88 0.56%
Advisor $1,000 $996.00 $3.06 $1,022.14 $3.10 0.61%

franklintempleton.com
Semiannual Report
Franklin Kentucky Tax-Free Income Fund
This semiannual report for Franklin Kentucky Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Kentucky personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.24 on February 29, 2020, to
$11.04 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.9190 cents per share for the same
period.
2
The Performance Summary beginning on page 22
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.46%, based on an
annualization of August’s 2.3518 cents per share monthly
dividend and the maximum offering price of $11.47 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and Kentucky personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.54% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Kentucky’s economy
weakened due to the COVID-19 pandemic, contracting
substantially in 2020’s second quarter. The commonwealth’s
unemployment spiked in April, but since then its jobs
recovery has so far surpassed the nation’s, buoyed by the
transportation and logistics businesses. Its unemployment
rate rose from 4.2% in February 2020 to 7.6% at period-end,
below the nation’s 8.4% average.
3
Kentucky ended fiscal
year (FY) 2020 with a surplus after outperforming its revised
FY 2020 revenue estimates, coupled with agency spending
holdbacks and enhanced Medicaid support. More recent
negative economic trends may generate budgetary stress in
FY 2021. The commonwealth’s net tax-supported debt was
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 4.76%
AA 44.25%
A 30.60%
BBB 14.17%
Refunded 6.22%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 27.37%
Subject to Government Appropriations 23.77%
Higher Education 21.34%
Hospital & Health Care 11.47%
Refunded** 10.97%
Housing 3.06%
Tax-Supported 2.02%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 79 .

Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Semiannual Report
$2,278 per capita and 5.2% of personal income, above the
$1,071 and 2.0% national medians, respectively.
4
During
the period, the independent credit rating agency Standard &
Poor’s (S&P) affirmed Kentucky’s issuer credit A rating with a stable outlook.
5
The rating reflected S&P’s expectation
that the commonwealth’s budgeting may weaken amid a
slower economy and lower revenues, and also reflected
concerns given recent market volatility and a limited history of fully funding pensions. S&P’s stable outlook is based on
Kentucky’s improved pension funding and its commitment to
long-term, structurally balanced, sustainable budgeting.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Kentucky Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information

Performance Summary as of August 31, 2020
Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.52% -4.25%
1-Year +1.73% -2.09%
5-Year +15.10% +2.07%
10-Year +37.10% +2.81%
Advisor
5
6-Month -0.40% -0.40%
1-Year +1.98% +1.98%
5-Year +15.81% +2.98%
10-Year +37.89% +3.26%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.46% 4.54% 1.31% 2.42%
Advisor 2.81% 5.19% 1.61% 2.97%
See page 23 for Performance Summary footnotes.

Franklin Kentucky Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Kentucky personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.139190
A1 $0.147450
R6 $0.155313
Advisor $0.152995
Total Annual Operating Expenses
9
Share Class
A 0.97%
Advisor 0.72%

Your Fund’s Expenses
Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $994.80 $4.89 $1,020.30 $4.95 0.97%
A1 $1,000 $995.50 $4.15 $1,021.05 $4.20 0.82%
R6 $1,000 $996.20 $3.43 $1,021.77 $3.48 0.68%
Advisor $1,000 $996.00 $3.64 $1,021.56 $3.69 0.72%

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free Income Fund
This semiannual report for Franklin Louisiana Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Louisiana personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.55 on February 29, 2020, to
$11.30 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.3395 cents per share for the same
period.
2
The Performance Summary beginning on page 27
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.36%, based on an
annualization of August’s 2.3109 cents per share monthly
dividend and the maximum offering price of $11.74 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and Louisiana personal income
tax bracket of 46.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.44% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Louisiana’s economy
weakened due to the COVID-19 pandemic and falling oil
prices. The state was dependent on the energy sector
without a strong alternative economic driver, and its slow
population growth, high poverty rate and low relative
per capita personal income constrained the economy.
Louisiana’s unemployment rate rose from 4.6% in February
2019 to 7.6% at period end, below the nation’s 8.4%
average.
3
The state had a recent record of balancing its
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 0.87%
AA 42.66%
A 35.69%
BBB 2.68%
Below Investment Grade 1.73%
Refunded 16.37%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Tax-Supported 20.69%
Refunded** 17.13%
Hospital & Health Care 13.78%
Transportation 13.25%
Higher Education 12.93%
General Obligation 7.60%
Utilities 6.86%
Subject to Government Appropriations 5.43%
Other Revenue 1.80%
Housing 0.53%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
86
.

Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
budget and, before the crisis, the state’s proposed fiscal
year (FY) 2021 budget advocated increased general fund
spending, partially offset by reducing statutory dedications.
The state’s net tax-supported debt was $1,545 per capita
and 3.2% of personal income, above the $1,071 and
2.0% national medians, respectively.
4
The independent
credit rating agency Moody’s Investor Services (Moody’s)
maintained the state’s general obligation bonds’ Aa3 rating
but revised its outlook to stable from positive.
5
The rating
reflected Moody’s view of Louisiana’s moderate debt
and pension liabilities, its revenue volatility and limits on raising revenue and reducing expenditures, and its above
average exposure to hurricanes and flooding. The stable
outlook recognized the state’s power to balance its budgets
in response to economic shocks, but also its low level of
reserves.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintemp leton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.91% -4.62%
1-Year +1.71% -2.10%
5-Year +16.52% +2.32%
10-Year +38.57% +2.92%
Advisor
5
6-Month -0.87% -0.87%
1-Year +1.88% +1.88%
5-Year +17.24% +3.23%
10-Year +39.36% +3.37%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.36% 4.44% 0.97% 1.82%
Advisor 2.71% 5.10% 1.26% 2.37%
See page 28 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Louisiana personal income tax rate of 46.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.143395
A1 $0.151914
C $0.120985
R6 $0.159693
Advisor $0.157617
Total Annual Operating Expenses
9
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $990.90 $4.33 $1,020.85 $4.40 0.86%
A1 $1,000 $990.80 $3.59 $1,021.60 $3.65 0.72%
C $1,000 $988.30 $6.32 $1,018.85 $6.42 1.26%
R6 $1,000 $991.50 $2.89 $1,022.30 $2.94 0.58%
Advisor $1,000 $991.30 $3.09 $1,022.11 $3.13 0.62%

franklintempleton.com
Semiannual Report
Franklin Maryland Tax-Free Income Fund
This semiannual report for Franklin Maryland Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Maryland personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.35 on February 29, 2020, to
$11.05 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.7036 cents per share for the same
period.
2
The Performance Summary beginning on page 32
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.61%, based on an
annualization of August’s 2.4978 cents per share
monthly dividend and the maximum offering price of $11.48
on August 31, 2020. An investor in the 2020 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.20% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Maryland’s economy
deteriorated due to the COVID-19 pandemic, but it was
supported by high personal income levels as a significant
federal presence with proximity to the nation’s capital
provided well-paid civilian and national defense jobs. The
state’s unemployment rate rose from 3.3% in February 2020
to 6.9% at period-end, significantly below the nation’s 8.4%
average.
3
Maryland has a history of initiatives in response to
economic cycles and took action to alleviate fiscal pressures as revenues declined during the period, and the fiscal year
(FY) 2020 budget shortfall was closed. The potential gap
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 19.94%
AA 28.65%
A 25.91%
BBB 9.12%
Below Investment Grade 1.09%
Refunded 12.39%
Not Rated 2.90%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Hospital & Health Care 23.10%
Utilities 17.35%
General Obligation 15.48%
Housing 12.77%
Refunded** 12.71%
Higher Education 6.57%
Transportation 6.18%
Other Revenue 5.34%
Subject to Government Appropriations 0.50%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
94
.

Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
in FY 2021 means more action will be needed in a difficult
budget year. The state’s net tax-supported debt was $2,323
per capita and 3.5% of personal income, above the $1,071
and 2.0% national medians, respectively.
4
The independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds’ AAA rating with a stable outlook.
5
The rating reflected S&P’s view that the state
government’s framework is a credit strength, with adequate
budgetary reserves, strong liquidity and an economy
supported by high personal income. S&P’s outlook noted
Maryland’s history of proactive budget management and
expenditure reductions when needed.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -1.33% -5.03%
1-Year +1.10% -2.69%
5-Year +15.56% +2.15%
10-Year +32.98% +2.50%
Advisor
6-Month -1.20% -1.20%
1-Year +1.35% +1.35%
5-Year +16.59% +3.12%
10-Year +34.89% +3.04%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.61% 5.20% 1.08% 2.15%
Advisor 2.96% 5.90% 1.36% 2.71%
See page 33 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.147036
A1 $0.155364
C $0.125151
R6 $0.163582
Advisor $0.160975
Total Annual Operating Expenses
8
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $986.70 $4.36 $1,020.82 $4.43 0.87%
A1 $1,000 $988.30 $3.62 $1,021.57 $3.68 0.72%
C $1,000 $985.10 $6.33 $1,018.82 $6.44 1.27%
R6 $1,000 $988.20 $2.87 $1,022.32 $2.92 0.57%
Advisor $1,000 $988.00 $3.11 $1,022.07 $3.17 0.62%

franklintempleton.com
Semiannual Report
Franklin Missouri Tax-Free Income Fund
This semiannual report for Franklin Missouri Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Missouri personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.09 on February 29, 2020, to
$11.91 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.5373 cents per share for the same
period.
2
The Performance Summary beginning on page 37
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.41%, based on an
annualization of August’s 2.4888 cents per share monthly
dividend and the maximum offering price of $12.37 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and Missouri personal income
tax bracket of 46.20% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.49% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Missouri’s economy
declined in response to the COVID-19 pandemic, but it
experienced a less protracted economic shutdown relative
to other states, aided by its high industrial and employment diversity, and a low cost of doing business. Missouri’s
unemployment rate rose from 3.5% in February 2020 to
7.0% at period-end, significantly below the nation’s 8.4%
average.
3
The state’s strong financial position at the start of
the pandemic and its expenditure flexibility helped mitigate
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 7.91%
AA 47.90%
A 25.21%
BBB 9.58%
Below Investment Grade 2.62%
Refunded 6.78%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 27.48%
Hospital & Health Care 20.93%
General Obligation 14.37%
Transportation 10.35%
Higher Education 8.15%
Refunded** 7.97%
Subject to Government Appropriations 4.69%
Tax-Supported 4.05%
Corporate-Backed 1.10%
Housing 0.81%
Other Revenue 0.10%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
102
.

Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
revenue declines. In response to reduced state general
revenue compared to fiscal year (FY) 2019, Missouri
instituted spending reductions across state agencies and
reduced its workforce, resulting in a balanced FY 2020
budget. The latest FY 2021 budget assumes revenue growth
over FY 2020. The state’s net tax-supported debt was
$464 per capita and 0.9% of personal income, below the
$1,071 and 2.0% national medians, respectively.
4
During
the period under review, independent credit rating agency
Moody’s Investor Services (Moody’s) maintained the state’s
general obligation bonds’ Aaa rating with a stable outlook.
5
Moody’s rating reflected Missouri’s strong executive powers
to respond to revenue shortfalls, its historically conservative fiscal policies, a history of solid reserve levels and a below average debt and pension burden.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.27% -4.01%
1-Year +2.24% -1.60%
5-Year +16.63% +2.34%
10-Year +36.82% +2.79%
Advisor
6-Month -0.14% -0.14%
1-Year +2.49% +2.49%
5-Year +17.47% +3.27%
10-Year +38.41% +3.30%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.41% 4.49% 1.06% 1.97%
Advisor 2.76% 5.14% 1.35% 2.51%
See page 38 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Missouri personal income tax rate of 46.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.145373
A1 $0.154301
C $0.121662
R6 $0.162312
Advisor $0.160289
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $ 997.30 $4.08 $1,021.12 $4.13 0.81%
A1 $1,000 $997.30 $3.34 $1,021.86 $3.38 0.66%
C $1,000 $994.60 $6.09 $1,019.10 $6.16 1.21%
R6 $1,000 $997.90 $2.66 $1,022.54 $2.70 0.53%
Advisor $1,000 $998.60 $2.84 $1,022.37 $2.87 0.56%

franklintempleton.com
Semiannual Report
Franklin North Carolina Tax-Free Income Fund
This semiannual report for Franklin North Carolina Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal and North Carolina personal income taxes as
is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.84 on February 29, 2020, to
$11.73 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.5482 cents per share for the same
period.
2
The Performance Summary beginning on page 42
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.19%, based on an
annualization of August’s 2.2288 cents per share monthly
dividend and the maximum offering price of $12.19 on
August 31, 2020. An investor in the 2020 maximum
combined effective federal and North Carolina personal
income tax bracket of 46.05% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.07% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, North Carolina’s
economy contracted. Recent growth in the economy was
driven by a rise in professional and business services, but
reduced consumption and financial hardship resulting from
the COVID-19 pandemic have impacted state revenues.
The state’s unemployment rate rose from 3.6% in February
2020 to 6.5% at period-end, significantly below the nation’s
8.4% average.
3
The North Carolina General Assembly
has not yet passed the biennial budget for fiscal years
(FY) 2019-2021, due to differences between the governor
and state legislature on spending priorities, but a 2016
amendment allows for the continued allocation of state funds at levels authorized for FY 2019 until the fiscal 2019-2021
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 22.26%
AA 61.72%
A 6.75%
BBB 2.30%
Below Investment Grade 0.85%
Refunded 6.12%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Higher Education 20.07%
Refunded** 20.05%
Hospital & Health Care 18.74%
Utilities 14.94%
Transportation 10.26%
General Obligation 8.17%
Housing 5.21%
Subject to Government Appropriations 2.02%
Other Revenue 0.54%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
112
.

Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Appropriations Act is enacted. The state’s net tax-supported debt was $586 per capita and 1.2% of personal income,
much lower than the $1,071 and 2.0% national medians,
respectively.
4
The independent credit rating agency Moody’s
Investor Service (Moody’s) maintained the state’s general
obligation bonds’ Aaa stable outlook, reflecting its very
strong credit quality, history of conservative fiscal practices, healthy reserves and a low debt and pension burden.
5
The
lack of a budget this long reflects governance weakness and
is credit negative.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
North Carolina Tax-Free Income Fund. We believe our
conservative, buy-and-hold investment strategy can help us
achieve high, current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.23% -3.53%
1-Year +2.29% -1.54%
5-Year +14.91% +2.04%
10-Year +31.83% +2.41%
Advisor
6-Month +0.36% +0.36%
1-Year +2.64% +2.64%
5-Year +15.84% +2.98%
10-Year +33.50% +2.93%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.19% 4.07% 1.24% 2.30%
Advisor 2.54% 4.70% 1.54% 2.85%
See page 43 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and North Carolina personal income tax rate of 46.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.135482
A1 $0.144273
C $0.112149
R6 $0.152096
Advisor $0.150169
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 (
i
f your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.30 $4.12 $1,021.10 $4.15 0.82%
A1 $1,000 $1,003.10 $3.37 $1,021.84 $3.40 0.67%
C $1,000 $1,000.30 $6.12 $1,019.09 $6.18 1.21%
R6 $1,000 $1,003.80 $2.70 $1,022.52 $2.72 0.53%
Advisor $1,000 $1,003.60 $2.86 $1,022.35 $2.89 0.57%

franklintempleton.com
Semiannual Report
Franklin Virginia Tax-Free Income Fund
This semiannual report for Franklin Virginia Tax-Free Income
Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Virginia personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.42 on February 29, 2020, to
$11.24 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 11.8979 cents per share for the same
period.
2
The Performance Summary beginning on page 47
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.95%, based on an
annualization of August’s 1.8971 cents per share
monthly dividend and the maximum offering price of $11.68
on August 31, 2020. An investor in the 2020 maximum
combined effective federal and Virginia personal income
tax bracket of 46.55% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.65% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Virginia’s economic
activity was significantly curtailed as a stay-at-home order was issued in response to the COVID-19 pandemic. The
commonwealth's unemployment rate rose from 2.6% in
February 2020 to 6.1% at period-end, significantly below the nation’s 8.4% average.
3
Based on preliminary estimates,
the commonwealth predicted a revenue shortfall in fiscal
years (FY) 2020 and 2021, reflecting Virginia’s high reliance on individual income taxes and recent revenue volatility.
It suspended all new spending and proposed a special
legislative session later in 2020 to assess COVID-19’s
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 26.45%
AA 49.36%
A 5.34%
BBB 4.93%
Below Investment Grade 1.15%
Refunded 11.91%
Not Rated 0.86%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Refunded** 26.82%
Transportation 17.65%
Utilities 15.82%
Hospital & Health Care 14.44%
General Obligation 11.69%
Subject to Government Appropriations 5.40%
Higher Education 4.85%
Other Revenue 1.72%
Housing 1.61%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
121
.

Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
impact on revenue and expenditures. Virginia’s net tax-
supported debt was $1,677 per capita and 2.8% of personal
income, significantly above the $1,071 and 2.0% national
medians, respectively.
4
The independent credit rating
agency Moody’s Investor Service (Moody’s) maintained
Virginia’s general obligation bonds’ Aaa rating with a stable outlook.
5
The rating reflected the commonwealth’s history
of conservative fiscal management and strong debt and
pension management practices, leading to below average
overall liabilities. The stable outlook reflected Moody’s view of Virginia’s strong governance and financial management
structure, as well as significant federal government support to help address the state’s budgetary imbalances from the
pandemic.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We believe our conservative,
buy-and-hold investment strategy can help us achieve high,
current, tax-free income for shareholders.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.52% -4.25%
1-Year +1.83% -1.99%
5-Year +15.06% +2.06%
10-Year +33.02% +2.50%
Advisor
6-Month -0.39% -0.39%
1-Year +2.09% +2.09%
5-Year +16.09% +3.03%
10-Year +34.81% +3.03%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.95% 3.65% 1.23% 2.30%
Advisor 2.28% 4.27% 1.53% 2.86%
See page 48 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.118979
A1 $0.127444
C $0.096577
R6 $0.135387
Advisor $0.133115
Total Annual Operating Expenses
8
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $994.80 $4.21 $1,020.98 $4.27 0.84%
A1 $1,000 $995.60 $3.47 $1,021.72 $3.52 0.69%
C $1,000 $992.90 $6.21 $1,018.97 $6.29 1.24%
R6 $1,000 $996.30 $2.76 $1,022.44 $2.80 0.55%
Advisor $1,000 $996.10 $2.97 $1,022.23 $3.01 0.59%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
.................................................. 0.15 0.30 0.15
Net realized and unrealized gains (losses) .................................... (0.11) 0.57 0.06
Total from investment operations ............................................. 0.04 0.87 0.21
Less distributions from:
Net investment income ................................................... (0.15) (0.32) (0.15)
Net asset value, end of period ............................................... $11.29 $11.40 $10.85
Total return
e
............................................................ 0.34% 8.08% 1.98%
Ratios to average net assets
f
Expenses
g
............................................................. 0.91% 0.91% 0.92%
Net investment income .................................................... 2.69% 2.70% 2.91%
Supplemental data
Net assets, end of period (000’s) ............................................. $23,780 $16,423 $7,334
Portfolio turnover rate ..................................................... 8.47% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.38 $10.84 $10.88 $11.16 $11.35 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.33 0.35 0.39 0.42
Net realized and unrealized gains (losses) (0.11) 0.55 (0.04) (0.27) (0.20) (0.20)
Total from investment operations ........ 0.05 0.87 0.29 0.08 0.19 0.22
Less distributions from:
Net investment income .............. (0.16) (0.33) (0.33) (0.36) (0.38) (0.42)
Net asset value, end of period .......... $11.27 $11.38 $10.84 $10.88 $11.16 $11.35
Total return
d
....................... 0.42% 8.16% 2.76% 0.72% 1.69% 1.99%
Ratios to average net assets
e
Expenses ......................... 0.76%
f
0.76%
f
0.77%
f
0.74% 0.72% 0.71%
Net investment income ............... 2.85% 2.85% 3.06% 3.16% 3.38% 3.73%
Supplemental data
Net assets, end of period (000’s) ........ $180,277 $186,486 $188,290 $208,340 $225,050 $228,212
Portfolio turnover rate ................ 8.47% 4.87% 8.57% 14.66% 16.81% 10.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.54 $10.98 $11.02 $11.30 $11.49 $11.69
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.27 0.29 0.33 0.37
Net realized and unrealized gains (losses) (0.12) 0.57 (0.04) (0.27) (0.20) (0.21)
Total from investment operations ........ 0.01 0.83 0.23 0.02 0.13 0.16
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.27) (0.30) (0.32) (0.36)
Net asset value, end of period .......... $11.43 $11.54 $10.98 $11.02 $11.30 $11.49
Total return
d
....................... 0.14% 7.68% 2.15% 0.16% 1.11% 1.41%
Ratios to average net assets
e
Expenses ......................... 1.31%
f
1.31%
f
1.32%
f
1.29% 1.27% 1.26%
Net investment income ............... 2.28% 2.30% 2.51% 2.61% 2.83% 3.18%
Supplemental data
Net assets, end of period (000’s) ........ $25,628 $31,175 $30,641 $45,422 $55,619 $54,075
Portfolio turnover rate ................ 8.47% 4.87% 8.57% 14.66% 16.81% 10.70%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.39 $10.84 $10.88 $11.13
Income from investment operations
c
:
Net investment income
d
...................................... 0.17 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........................ (0.12) 0.57 (0.04) (0.26)
Total from investment operations ................................. 0.05 0.90 0.31 (0.04)
Less distributions from:
Net investment income ....................................... (0.16) (0.35) (0.35) (0.21)
Net asset value, end of period ................................... $11.28 $11.39 $10.84 $10.88
Total return
e
................................................ 0.48% 8.39% 2.78% (0.26)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.64% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by affiliates .................... 0.63%
g
0.63%
g
0.63%
g
0.61%
Net investment income ........................................ 2.98% 2.98% 3.20% 3.29%
Supplemental data
Net assets, end of period (000’s) ................................. $1,893 $1,664 $824 $1,516
Portfolio turnover rate ......................................... 8.47% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.39 $10.84 $10.88 $11.16 $11.49
Income from investment operations
c
:
Net investment income
d
......................... 0.17 0.33 0.34 0.36 0.18
Net realized and unrealized gains (losses) ........... (0.12) 0.56 (0.04) (0.27) (0.33)
Total from investment operations .................... 0.05 0.89 0.30 0.09 (0.15)
Less distributions from:
Net investment income .......................... (0.16) (0.34) (0.34) (0.37) (0.18)
Net asset value, end of period ...................... $11.28 $11.39 $10.84 $10.88 $11.16
Total return
e
................................... 0.47% 8.36% 2.86% 0.82% (1.33)%
Ratios to average net assets
f
Expenses ..................................... 0.66%
g
0.66%
g
0.67%
g
0.64% 0.62%
Net investment income ........................... 2.94% 2.95% 3.16% 3.26% 3.48%
Supplemental data
Net assets, end of period (000’s) .................... $13,965 $11,709 $8,335 $7,689 $5,149
Portfolio turnover rate ............................ 8.47% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.4%
Alabama 97.9%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,260,100
Alabama Federal Aid Highway Finance Authority , Revenue , 2017A , Refunding , 5% ,
6/01/37 ......................................................... 4,130,000 5,159,278
Alabama Highway Finance Corp. , Rebuild Alabama Act Gasoline/Diesel Tax , Revenue ,
2020 A , 5% , 8/01/40 ................................................ 1,000,000 1,311,610
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,521,370
Anniston Public Building Authority , State of Alabama Department of Human Resources ,
Revenue , 2011 , Pre-Refunded , AGMC Insured , 5% , 3/01/43 .................. 4,120,000 4,218,427
Auburn University , Revenue , 2015A , Refunding , 5% , 6/01/33 ................... 2,500,000 2,928,900
Baldwin County Board of Education ,
Revenue , 2012 , Pre-Refunded , 5% , 6/01/24 .............................. 2,605,000 2,821,528
Revenue , 2012 , Pre-Refunded , 5% , 6/01/26 .............................. 2,870,000 3,108,554
Revenue , 2012 , Pre-Refunded , 5% , 6/01/27 .............................. 3,015,000 3,265,607
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,277,280
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 5% , 7/01/32 ...................... 300,000 387,525
Revenue , 2020 , Refunding , BAM Insured , 5% , 7/01/33 ...................... 325,000 417,280
Revenue , 2020 , Refunding , BAM Insured , 5% , 7/01/34 ...................... 400,000 511,840
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/35 ...................... 350,000 408,874
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/36 ...................... 500,000 581,350
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/37 ...................... 545,000 631,257
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 461,720
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/39 ...................... 2,540,000 2,922,549
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 808,755
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,777,778
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,930,500
Calhoun County Board of Education , Special Tax , 2016 , BAM Insured , 5% , 2/01/46 .. 6,000,000 6,866,820
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ... 2,590,000 3,030,896
City of Birmingham , GO , 2013-A , 5% , 3/01/43 .............................. 5,000,000 5,466,300
City of Homewood , GO , 2012 , Pre-Refunded , 5% , 9/01/42 .................... 4,000,000 4,383,360
City of Huntsville ,
GO , 2018-B , 5% , 5/01/38 ............................................ 4,775,000 5,951,894
Water , Revenue , 2015 , 5% , 11/01/35 ................................... 4,000,000 4,715,960
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 3,500,000 4,077,290
City of Madison , GO , 2015A , Pre-Refunded , 5% , 4/01/37 ..................... 2,590,000 3,148,637
City of Oxford , GO , 2012 C , Pre-Refunded , 5% , 10/01/29 ..................... 1,435,000 1,576,362
City of Pelham , GO , 2014 , 5% , 2/01/34 ................................... 2,635,000 2,992,938
City of Phenix City , GO , 2014A , Pre-Refunded , 5% , 8/01/43 ................... 3,000,000 3,412,530
City of Trussville ,
GO , Pre-Refunded , 5% , 10/01/39 ...................................... 3,000,000 3,433,185
GO , 2018A , 4% , 8/01/41 ............................................ 3,000,000 3,452,940
DCH Healthcare Authority , Revenue , 2015 , Refunding , 5% , 6/01/36 .............. 2,000,000 2,252,060
East Alabama Health Care Authority (The) , Revenue , 2018A , 5% , 9/01/41 ......... 3,000,000 3,580,650
Homewood Educational Building Authority ,
Samford University , Revenue , 2013A , Pre-Refunded , AGMC Insured , 5% , 12/01/41 10,000,000 11,051,800
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,674,800
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2016A , 5% , 2/01/41 ............... 3,000,000 3,348,300
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 6,149,250
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 5,602,450

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Limestone County Water & Sewer Authority , Revenue , 2015-B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. $ 5,920,000 $ 6,741,104
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 3,535,110
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 4,610,000 5,554,958
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41 1,000,000 1,091,910
Morgan County Board of Education ,
Revenue , 2012 , Pre-Refunded , 5% , 3/01/35 .............................. 4,300,000 4,686,269
Revenue , 2012 , Refunding , 5% , 3/01/35 ................................. 2,720,000 2,928,352
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 2,257,180
Oxford City Board of Education , Special Tax , 2020A , Refunding , 4% , 5/01/50 ...... 2,500,000 2,911,750
Selma Industrial Development Board , International Paper Co. , Revenue ,
2011A , 5.375% , 12/01/35 ............................................ 3,000,000 3,143,430
State of Alabama , Docks Department , Revenue , 2010 , Pre-Refunded , 6% , 10/01/40 . 3,000,000 3,014,040
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,384,500
Troy Public Educational Building Authority ,
Troy City Schools , Revenue , 2011 , Pre-Refunded , AGMC Insured , 5.25% , 12/01/40 1,705,000 1,726,142
Troy City Schools , Revenue , 2011 , Refunding , AGMC Insured , 5.25% , 12/01/40 ... 295,000 297,826
Tuscaloosa City Board of Education , Revenue , 2016 , 5% , 8/01/41 ............... 4,000,000 4,798,640
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 .......... 5,000,000 5,496,800
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016
B , Refunding , 5% , 9/01/29 ........................................... 5,000,000 6,106,850
University of Alabama (The) ,
Revenue , 2013-D2 , 5% , 10/01/37 ...................................... 7,520,000 8,365,549
Revenue , 2018 B2 , 5% , 9/01/48 ....................................... 5,000,000 6,115,850
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 3,028,450
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........ 2,000,000 2,421,380
Water Works Board of the City of Birmingham (The) ,
Revenue , 2013B , Pre-Refunded , 5% , 1/01/43 ............................. 3,745,000 4,162,755
Revenue , 2016 B , Refunding , 5% , 1/01/43 ............................... 10,000,000 12,066,100
Revenue, Senior Lien , 2016 A , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,581,400
240,296,849
U.S. Territories 0.5%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 ......... 1,000,000 1,217,260
Total Municipal Bonds (Cost $ 223,774,618 ) .....................................
241,514,109
a a a a
a
Total Investments (Cost $ 223,774,618 ) 98 .4% ...................................
$241,514,109
Other Assets, less Liabilities 1 .6% .............................................
4,028,410
Net Assets 100.0% ...........................................................
$245,542,519
See Abbreviations on page 159 .

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.83 $10.44 $10.44
Income from investment operations
c
:
Net investment income
d
.................................................. 0.17 0.33 0.17
Net realized and unrealized gains (losses) .................................... (0.18) 0.41 —
e
Total from investment operations ............................................. (0.01) 0.74 0.17
Less distributions from:
Net investment income ................................................... (0.16) (0.35) (0.17)
Net asset value, end of period ............................................... $10.66 $10.83 $10.44
Total return
f
............................................................. (0.05)% 7.18% 1.71%
Ratios to average net assets
g
Expenses
h
............................................................. 0.84% 0.85% 0.85%
Net investment income .................................................... 3.17% 3.16% 3.48%
Supplemental data
Net assets, end of period (000’s) ............................................. $68,997 $56,214 $29,086
Portfolio turnover rate ..................................................... 11.67% 9.33% 10.03%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.82 $10.43 $10.47 $10.88 $11.19 $11.38
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.35 0.38 0.39 0.43 0.45
Net realized and unrealized gains (losses) (0.18) 0.40 (0.04) (0.39) (0.31) (0.20)
Total from investment operations ........ — 0.75 0.34 — 0.12 0.25
Less distributions from:
Net investment income .............. (0.17) (0.36) (0.38) (0.41) (0.43) (0.44)
Net asset value, end of period .......... $10.65 $10.82 $10.43 $10.47 $10.88 $11.19
Total return
d
....................... 0.03% 7.35% 3.36% (0.02)% 1.05% 2.32%
Ratios to average net assets
e
Expenses ......................... 0.70%
f
0.70%
f
0.70%
f
0.67%
g
0.65% 0.64%
Net investment income ............... 3.34% 3.31% 3.63% 3.63% 3.82% 4.01%
Supplemental data
Net assets, end of period (000’s) ........ $409,863 $437,316 $462,869 $536,099 $635,594 $689,641
Portfolio turnover rate ................ 11.67% 9.33% 10.03% 10.10% 13.84% 5.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.06 $10.66 $10.69 $11.10 $11.41 $11.59
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.33 0.34 0.37 0.39
Net realized and unrealized gains (losses) (0.18) 0.41 (0.03) (0.40) (0.32) (0.19)
Total from investment operations ........ (0.03) 0.71 0.30 (0.06) 0.05 0.20
Less distributions from:
Net investment income .............. (0.14) (0.31) (0.33) (0.35) (0.36) (0.38)
Net asset value, end of period .......... $10.89 $11.06 $10.66 $10.69 $11.10 $11.41
Total return
d
....................... (0.24)% 6.76% 2.81% (0.58)% 0.46% 1.81%
Ratios to average net assets
e
Expenses ......................... 1.24%
f
1.25%
f
1.25%
f
1.22%
g
1.20% 1.19%
Net investment income ............... 2.75% 2.76% 3.08% 3.08% 3.27% 3.46%
Supplemental data
Net assets, end of period (000’s) ........ $30,587 $35,481 $39,117 $73,237 $90,754 $88,734
Portfolio turnover rate ................ 11.67% 9.33% 10.03% 10.10% 13.84% 5.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year..
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.85 $10.46 $10.49 $10.82
Income from investment operations
c
:
Net investment income
d
...................................... 0.18 0.37 0.39 0.24
Net realized and unrealized gains (losses) ........................ (0.17) 0.40 (0.02) (0.33)
Total from investment operations ................................. 0.01 0.77 0.37 (0.09)
Less distributions from:
Net investment income ....................................... (0.18) (0.38) (0.40) (0.24)
Net asset value, end of period ................................... $10.68 $10.85 $10.46 $10.49
Total return
e
................................................ 0.10% 7.47% 3.57% (0.88)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.58% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by affiliates .................... 0.56%
g
0.56%
g
0.56%
g
0.54%
Net investment income ........................................ 3.45% 3.45% 3.77% 3.76%
Supplemental data
Net assets, end of period (000’s) ................................. $4,391 $3,338 $2,343 $2,387
Portfolio turnover rate ......................................... 11.67% 9.33% 10.03% 10.10%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.85 $10.46 $10.49 $10.89 $11.23
Income from investment operations
c
:
Net investment income
d
......................... 0.18 0.36 0.39 0.40 0.20
Net realized and unrealized gains (losses) ........... (0.17) 0.41 (0.03) (0.38) (0.34)
Total from investment operations .................... 0.01 0.77 0.36 0.02 (0.14)
Less distributions from:
Net investment income .......................... (0.18) (0.38) (0.39) (0.42) (0.20)
Net asset value, end of period ...................... $10.68 $10.85 $10.46 $10.49 $10.89
Total return
e
................................... 0.08% 7.44% 3.54% 0.17% (1.25)%
Ratios to average net assets
f
Expenses ..................................... 0.60%
g
0.60%
g
0.60%
g
0.57%
h
0.55%
Net investment income ........................... 3.43% 3.41% 3.73% 3.73% 3.92%
Supplemental data
Net assets, end of period (000’s) .................... $31,735 $31,477 $25,472 $20,467 $10,916
Portfolio turnover rate ............................ 11.67% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Florida Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
Florida 95.8%
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ $ 5,000,000 $ 5,513,700
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,532,900
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,433,596
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 5,000,000 6,218,900
Citizens Property Insurance Corp. , Revenue , 2012A-1 , 5% , 6/01/22 .............
5,000,000 5,397,300
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/38 ....................................... 1,105,000 1,203,069
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 8,044,260
City of Gainesville , Utilities System , Revenue , 2019 A , 5% , 10/01/47 .............
5,000,000 6,406,850
City of Jacksonville ,
Revenue, 2012, Refunding, 5%, 10/01/30 ................................ 2,000,000 2,170,160
a
Revenue, 2020 A, Refunding, 4%, 10/01/50 .............................. 8,510,000 9,924,107
a
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 5,609,400
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,688,670
City of Melbourne ,
Water & Sewer, Revenue, 2000A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,446,345
Water & Sewer, Revenue, 2002 B , Refunding, NATL Insured, Zero Cpn., 10/01/22 . 1,785,000 1,766,739
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 4,232,250
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 11,884,300
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,554,200
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 6,500,000 7,705,230
City of Sunrise , Utility System , Revenue , 1998 , Pre-Refunded , AMBAC Insured , 5.2% ,
10/01/22 ........................................................ 520,000 522,085
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,800,450
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 4,150,000 4,667,671
Water & Wastewater System, Revenue, 2020 A, 4%, 10/01/48 ................ 7,500,000 9,105,825
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 6,565,300
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
5.625% , 11/01/28 .................................................. 2,860,000 2,990,759
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2011 , 6.25% , 10/01/39 ......................... 5,000,000 5,121,650
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/44 .....
5,000,000 5,383,400
County of Miami-Dade ,
Aviation, Revenue, Pre-Refunded, 5.375%, 10/01/35 ....................... 7,500,000 7,531,488
Aviation, Revenue, 2014B, Refunding, 5%, 10/01/37 ....................... 10,000,000 11,341,600
Aviation, Revenue, 2017B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,885,700
Seaport Department, Revenue, 2013A, 6%, 10/01/38 ....................... 10,000,000 11,363,700
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/42 ................. 15,000,000 16,306,200
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 12,298,500
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,730,050
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 10,000,000 10,996,100
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,261,050
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 4,000,000 4,715,200
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
4,600,000 5,565,540
Florida Governmental Utility Authority , Revenue , 2010 , Pre-Refunded , 5.25% , 10/01/40
5,000,000 5,268,450
Florida Higher Educational Facilities Financial Authority ,
Nova Southeastern University, Inc., Revenue, 2011, Pre-Refunded, 6.375%, 4/01/31 2,750,000 2,846,662

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Higher Educational Facilities Financial Authority, (continued)
Rollins College, Revenue, 2010, Pre-Refunded, 5%, 12/01/37 ................ $ 10,000,000 $ 10,117,800
University of Tampa, Inc. (The), Revenue, 2012A, Pre-Refunded, 5.25%, 4/01/42 .. 2,000,000 2,156,640
Florida Housing Finance Corp. , Revenue , 2020 1 , GNMA Insured , 2.75% , 7/01/50 ...
2,000,000 2,057,180
Florida Municipal Loan Council , Revenue , 2011D , AGMC Insured , 5.5% , 10/01/41 ...
3,750,000 3,943,350
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/20 .................... 3,090,000 3,088,578
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/21 .................... 2,585,000 2,567,474
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/22 .................... 3,090,000 3,045,751
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/23 .................... 3,060,000 2,987,815
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/24 .................... 2,560,000 2,473,805
Greater Orlando Aviation Authority ,
Revenue, 2010A, 5%, 10/01/39 ....................................... 5,000,000 5,015,950
Revenue, 2019 A, 4%, 10/01/49 ....................................... 5,000,000 5,575,050
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
6/01/46 ........................................................ 4,250,000 4,705,770
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,877,400
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,682,407
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,350,000 1,506,020
Hillsborough County Aviation Authority ,
Revenue, 2015A, 5%, 10/01/44 ....................................... 5,000,000 5,549,400
Revenue, 2018E, 5%, 10/01/43 ....................................... 5,000,000 5,989,100
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,183,460
Lee County Industrial Development Authority , Shell Point/Alliance Obligated Group ,
Revenue , 2019 , 5% , 11/15/44 ........................................ 5,000,000 5,424,000
Martin County Health Facilities Authority , Martin Memorial Medical Center Obligated
Group , Revenue , 2012 , Pre-Refunded , 5.5% , 11/15/42 ...................... 2,100,000 2,233,098
Miami Beach Redevelopment Agency , Tax Allocation , 2015A , Refunding , AGMC
Insured , 5% , 2/01/40 ............................................... 5,000,000 5,715,500
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
18,770,000 18,823,119
Miami-Dade County Health Facilities Authority ,
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
8/01/42 ........................................................ 3,000,000 3,543,060
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%,
8/01/47 ........................................................ 3,500,000 3,836,350
Nicklaus Children's Hospital Obligated Group, Revenue, A, Refunding, 6.125%,
8/01/42 ........................................................ 1,055,000 1,058,640
Mid-Bay Bridge Authority ,
Revenue, 2015A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,619,050
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 3,905,000 4,168,392
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 3,545,000 3,850,260
North Sumter County Utility Dependent District ,
Revenue, 2010, 5.75%, 10/01/43 ...................................... 5,000,000 5,022,450
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,949,920
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 .............. 10,000,000 10,481,600
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,075,900
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,464,750

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013A , Refunding , 5% , 7/01/35 ............................... $ 8,330,000 $ 9,211,314
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020B, 4%,
11/15/41 ....................................................... 500,000 551,155
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020B, 5%,
11/15/42 ....................................................... 500,000 593,350
Lifespace Communities, Inc. Obligated Grou p, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,291,600
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/37 ........................................................ 2,350,000 2,513,348
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/42 ........................................................ 1,600,000 1,701,280
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/47 ........................................................ 2,450,000 2,597,123
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 654,246
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,106,467
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,972,76 6
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 11,144,600
School Board of Miami-Dade County (The) , GO , 2013 , 5% , 3/15/43 ..............
2,465,000 2,698,337
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 15,000,000 17,393,100
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 6,173,521
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 9,198,560
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 11,394,900
Tampa Sports Authority ,
Revenue, 1995, NATL Insured, 6.05%, 10/01/20 ........................... 190,000 190,768
Revenue, 1995, NATL Insured, 6.1%, 10/01/26 ............................ 2,695,000 3,152,934
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
5,000,000 5,989,150
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,786,100
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,975,650
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,789,185
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 4,147,290
Embry-Riddle Aeronautical University, Inc., Revenue, 2020A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,659,550
522,674,689
U.S. Territories 0.7%
Puerto Rico 0.7%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 3,900,000 4,036,500
Total Municipal Bonds (Cost $491,289,650) .....................................
526,711,189
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
s
Short Term Investments 4.8%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 4.8%
Florida 4.8%
b
City of Jacksonville , Florida Power & Light Co. , Revenue , 1995 , Refunding , Daily
VRDN and Put , 0.06% , 5/01/29 ....................................... $ 2,200,000 $ 2,200,000
b
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.08% , 7/15/22 ............................................. 7,900,000 7,900,000
b
County of St. Lucie , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily
VRDN and Put , 0.05% , 9/01/28 ....................................... 16,300,000 16,300,000
26,400,000
Total Municipal Bonds (Cost $26,400,000) ......................................
26,400,000
Total Short Term Investments (Cost $26,400,000 ) ................................
26,400,000
a
Total Investments (Cost $517,689,650) 101.3% ..................................
$553,111,189
Other Assets, less Liabilities (1 .3)% ...........................................
(7,537,826)
Net Assets 100.0% ...........................................................
$545,573,363
See Abbreviations on page 159 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
.................................................. 0.16 0.32 0.17
Net realized and unrealized gains (losses) .................................... (0.22) 0.63 0.02
Total from investment operations ............................................. (0.06) 0.95 0.19
Less distributions from:
Net investment income ................................................... (0.15) (0.35) (0.17)
Net asset value, end of period ............................................... $11.98 $12.19 $11.59
Total return
e
............................................................ (0.44)% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
............................................................. 0.86% 0.86% 0.87%
Net investment income .................................................... 2.60% 2.76% 3.10%
Supplemental data
Net assets, end of period (000’s) ............................................. $69,124 $54,945 $19,705
Portfolio turnover rate ..................................................... 10.76% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.19 $11.59 $11.65 $11.99 $12.32 $12.46
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.35 0.38 0.39 0.42 0.45
Net realized and unrealized gains (losses) (0.21) 0.61 (0.06) (0.33) (0.33) (0.14)
Total from investment operations ........ (0.05) 0.96 0.32 0.06 0.09 0.31
Less distributions from:
Net investment income .............. (0.16) (0.36) (0.38) (0.40) (0.42) (0.45)
Net asset value, end of period .......... $11.98 $12.19 $11.59 $11.65 $11.99 $12.32
Total return
d
....................... (0.37)% 8.44% 2.83% 0.46% 0.69% 2.56%
Ratios to average net assets
e
Expenses ......................... 0.71%
f
0.71%
f
0.72%
f
0.69%
g
0.67% 0.67%
Net investment income ............... 2.76% 2.91% 3.25% 3.25% 3.36% 3.67%
Supplemental data
Net assets, end of period (000’s) ........ $284,060 $309,436 $313,940 $363,390 $428,301 $429,103
Portfolio turnover rate ................ 10.76% 13.23% 11.78% 9.33% 8.34% 4.92%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.38 $11.77 $11.83 $12.16 $12.49 $12.63
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.29 0.32 0.33 0.35 0.39
Net realized and unrealized gains (losses) (0.22) 0.62 (0.06) (0.33) (0.33) (0.15)
Total from investment operations ........ (0.09) 0.91 0.26 — 0.02 0.24
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.32) (0.33) (0.35) (0.38)
Net asset value, end of period .......... $12.16 $12.38 $11.77 $11.83 $12.16 $12.49
Total return
d
....................... (0.71)% 7.84% 2.22% (0.02)% 0.12% 1.97%
Ratios to average net assets
e
Expenses ......................... 1.25%
f
1.26%
f
1.27%
f
1.24%
g
1.22% 1.22%
Net investment income ............... 2.19% 2.36% 2.70% 2.70% 2.81% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $50,890 $62,426 $72,542 $109,722 $128,544 $126,117
Portfolio turnover rate ................ 10.76% 13.23% 11.78% 9.33% 8.34% 4.92%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.20 $11.59 $11.66 $11.94
Income from investment operations
c
:
Net investment income
d
...................................... 0.17 0.36 0.39 0.24
Net realized and unrealized gains (losses) ........................ (0.22) 0.63 (0.06) (0.29)
Total from investment operations ................................. (0.05) 0.99 0.33 (0.05)
Less distributions from:
Net investment income ....................................... (0.17) (0.38) (0.40) (0.23)
Net asset value, end of period ................................... $11.98 $12.20 $11.59 $11.66
Total return
e
................................................ (0.38)% 8.67% 2.86% (0.40)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.58% 0.59% 0.59% 4.47%
Expenses net of waiver and payments by affiliates .................... 0.56%
g
0.57%
g
0.57%
g
0.55%
Net investment income ........................................ 2.90% 3.05% 3.40% 3.39%
Supplemental data
Net assets, end of period (000’s) ................................. $5,022 $4,981 $3,786 $5
Portfolio turnover rate ......................................... 10.76% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.20 $11.59 $11.66 $11.99 $12.41
Income from investment operations
c
:
Net investment income
d
......................... 0.17 0.36 0.39 0.40 0.20
Net realized and unrealized gains (losses) ........... (0.22) 0.63 (0.07) (0.32) (0.43)
Total from investment operations .................... (0.05) 0.99 0.32 0.08 (0.23)
Less distributions from:
Net investment income .......................... (0.17) (0.38) (0.39) (0.41) (0.19)
Net asset value, end of period ...................... $11.98 $12.20 $11.59 $11.66 $11.99
Total return
e
................................... (0.40)% 8.63% 2.83% 0.64% (1.82)%
Ratios to average net assets
f
Expenses ..................................... 0.61%
g
0.61%
g
0.62%
g
0.59%
h
0.57%
Net investment income ........................... 2.85% 3.01% 3.35% 3.35% 3.46%
Supplemental data
Net assets, end of period (000’s) .................... $64,078 $53,789 $40,142 $35,389 $21,454
Portfolio turnover rate ............................ 10.76% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.6%
Georgia 98.9%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ $ 2,390,000 $ 2,842,475
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,575,850
Athens-Clarke County Unified Government ,
GO, 2020, 4%, 12/01/29 ............................................. 1,220,000 1,556,159
GO, 2020, 4%, 12/01/30 ............................................. 1,350,000 1,745,739
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 4,134,301
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/40 .................................... 7,750,000 8,478,345
Revenue, 2015A-1 , 5.25%, 7/01/44 .................................... 3,000,000 3,262,560
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,278,980
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,999,008
a
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,176,270
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,169,370
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,589,000
b
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bartow-Cartersville Joint Development Authority , GHC Student Center LLC , Revenue ,
2011 , AGMC Insured , 5% , 6/15/36 ..................................... 4,155,000 4,274,124
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGMC Insured , 5% , 7/01/40 ............................. 5,000,000 5,275,850
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,687,056
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,781,440
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,450,700
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,730,505
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,313,880
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,612,915
City of Atlanta ,
Tax Allocation, 2016B, Refunding, 5%, 1/01/31 ............................ 1,780,000 2,116,740
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,499,778
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,644,713
Airport Passenger Facility Charge , Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,172,300
Department of Aviation, Revenue, 2010C, Refunding, 6%, 1/01/30 ............. 6,000,000 6,107,160
Department of Aviation, Revenue, 2012B, 5%, 1/01/42 ...................... 2,000,000 2,092,000
Water & Wastewater, Revenue, 2001A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 6,272,650
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/43 ............... 10,000,000 11,715,800
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 6,172,350
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,755,776

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
$ 5,000,000 $ 5,661,850
City of Cartersville , Revenue , 2018 , Refunding , 5% , 6/01/48 ...................
4,000,000 4,928,960
City of Columbus , Water & Sewerage , Revenue , 2014A , Pre-Refunded , 5% , 5/01/33 .
1,030,000 1,207,088
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,667,200
City of Fairburn , GO , 2011 , Pre-Refunded , AGMC Insured , 5.75% , 12/01/31 .......
2,000,000 2,138,720
Clayton County Development Authority ,
CSU Foundation Real Estate II LLC, Revenue, 2011, AGMC Insured, 5%, 7/01/36 . 3,000,000 3,079,860
TUFF Archives LLC, Revenue, 2012, Refunding, 5%, 7/01/33 ................. 5,000,000 5,374,150
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 12,895,853
Water & Sewerage, Revenue, Junior Lien, 2011A, 5.25%, 10/01/41 ............ 11,425,000 11,927,586
County of Fulton ,
GO, 2017, 4%, 7/01/40 ............................................. 5,000,000 5,739,600
Water & Sewerage, Revenue, 2020A, 3%, 1/01/45 ......................... 5,000,000 5,429,400
Coweta County Water & Sewage Authority , Revenue , 2019 , Refunding , 4% , 6/01/39 .
1,500,000 1,779,600
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,372,600
Decatur Urban Redevelopment Agency , Revenue , 2013A , 5% , 1/01/38 ...........
6,195,000 6,753,417
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012A , AGMC Insured , 5% , 7/01/39 ................... 5,000,000 5,374,150
Development Authority for Fulton County ,
AMC Campus Project I LLC, Revenue, 2011, AGMC Insured, 5%, 6/15/37 ....... 3,075,000 3,167,834
Georgia Tech Facilities, Inc., Revenue, 2010A, 5%, 6/01/41 .................. 3,500,000 3,510,535
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,242,480
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 11,083,000
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,629,950
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,177,010
WellStar Health System Obligated Group , Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,568,240
Development Authority of Bulloch County , Georgia Southern University Housing
Foundation Five LLC , Revenue , 2011 , AGMC Insured , 5% , 7/01/36 ............ 2,055,000 2,111,081
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,697,680
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,762,624
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,270,680
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,698,300
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,692,450
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,203,280
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,331,900
Downtown Savannah Authority , County of Chatham , Revenue , 2020 , 5% , 6/01/32 ...
2,000,000 2,451,040
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... 1,450,000 1,684,755
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,300,962
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Refunding ,
4% , 7/01/43 ...................................................... 7,735,000 8,526,213
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,352,595
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,258,240
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 8,208,970
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4% , 2/15/45 .................................................... 5,000,000 5,668,700

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
a
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
$ 1,000,000 $ 1,205,470
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,612,464
Georgia Housing & Finance Authority ,
Revenue, 2013A, 3.8%, 12/01/37 ...................................... 5,000,000 5,175,650
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,705,000 6,262,607
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 3,000,000 3,266,940
Revenue, 2018B, 4.05%, 12/01/38 ..................................... 1,260,000 1,331,379
Revenue, 2019A, Refunding, 3.7%, 6/01/49 .............................. 5,000,000 5,418,000
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,728,000
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,862,260
Hall County School District , GO , 2020 , BAM Insured , 4% , 2/01/40 ...............
2,500,000 3,072,850
Henry County School District , GO , 2016 , 4% , 8/01/33 ........................
5,000,000 5,757,900
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 1,845,000 1,977,231
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,681,097
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,246,533
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 5,000,000 6,367,000
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,412,475
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015B , 5% , 7/01/45 ........
5,000,000 5,974,450
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,155,110
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,900,783
Municipal Electric Authority of Georgia ,
Revenue, 2019A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,740,800
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,536,900
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,735,625
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,733,025
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012A , 5% , 4/01/42 ........................................ 3,500,000 3,663,310
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,254,695
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011A, Pre-Refunded, 5%, 9/01/41 ............... 8,695,000 9,108,795
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 5,000,000 5,562,200
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 5,000,000 6,356,800
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 1,204,870
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,928,480
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , 5% ,
5/01/41 ......................................................... 3,000,000 3,627,450
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 10,000,000 10,969,700
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,500,280
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,878,400
GO, 2018A, 4%, 7/01/36 ............................................ 5,000,000 6,012,500
Thomasville Hospital Authority ,
John D Archbold Memorial Hospital, Inc., Revenue, 2010, Pre-Refunded, 5.25%,
11/01/35 ....................................................... 1,000,000 1,008,460
John D Archbold Memorial Hospital, Inc., Revenue, 2010, Pre-Refunded, 5.375%,
11/01/40 ....................................................... 5,000,000 5,043,350

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Tift County Hospital Authority , Southwell Obligated Group , Revenue , 2013 , 5% ,
12/01/38 ........................................................ $ 2,000,000 $ 2,142,180
Valdosta & Lowndes County Hospital Authority , Revenue , 2011B , Pre-Refunded , 5% ,
10/01/41 ........................................................ 3,000,000 3,154,680
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 6,073,450
468,056,541
U.S. Territories 0.7%
Puerto Rico 0.7%
b
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
5,000,000 3,456,250
Total Municipal Bonds (Cost $445,505,749) .....................................
471,512,791
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Georgia 0.3%
c
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.03% , 7/01/35 ................................... 1,300,000 1,300,000
Total Municipal Bonds (Cost $1,300,000) .......................................
1,300,000
Total Short Term Investments (Cost $1,300,000 ) .................................
1,300,000
a
Total Investments (Cost $446,805,749) 99.9% ...................................
$472,812,791
Other Assets, less Liabilities 0.1% .............................................
360,736
Net Assets 100.0% ...........................................................
$473,173,527
See Abbreviations on page 159 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.24 $10.76 $10.68
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.29 0.15
Net realized and unrealized gains (losses) .................................... (0.20) 0.50 0.08
Total from investment operations ............................................. (0.06) 0.79 0.23
Less distributions from:
Net investment income ................................................... (0.14) (0.31) (0.15)
Net asset value, end of period ............................................... $11.04 $11.24 $10.76
Total return
e
............................................................ (0.52)% 7.43% 2.16%
Ratios to average net assets
f
Expenses
g
............................................................. 0.97% 0.97% 0.97%
Net investment income .................................................... 2.60% 2.63% 3.00%
Supplemental data
Net assets, end of period (000’s) ............................................. $10,686 $8,986 $2,785
Portfolio turnover rate ..................................................... 5.70% 13.74% 18.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.23 $10.75 $10.77 $11.01 $11.31 $11.52
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.34 0.37 0.40 0.41
Net realized and unrealized gains (losses) (0.20) 0.49 (0.02) (0.24) (0.30) (0.21)
Total from investment operations ........ (0.05) 0.80 0.32 0.13 0.10 0.20
Less distributions from:
Net investment income .............. (0.15) (0.32) (0.34) (0.37) (0.40) (0.41)
Net asset value, end of period .......... $11.03 $11.23 $10.75 $10.77 $11.01 $11.31
Total return
d
....................... (0.45)% 7.60% 3.01% 1.20% 0.86% 1.82%
Ratios to average net assets
e
Expenses ......................... 0.82%
f
0.82%
f
0.82%
f
0.79% 0.77% 0.76%
Net investment income ............... 2.76% 2.78% 3.15% 3.40% 3.51% 3.61%
Supplemental data
Net assets, end of period (000’s) ........ $118,896 $127,889 $130,267 $150,182 $165,613 $173,093
Portfolio turnover rate ................ 5.70% 13.74% 18.61% 13.90% 9.14% 5.91%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.23 $10.75 $10.77 $10.98
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.32 0.35 0.23
Net realized and unrealized gains (losses) ........................ (0.20) 0.50 (0.02) (0.22)
Total from investment operations ................................. (0.04) 0.82 0.33 0.01
Less distributions from:
Net investment income ....................................... (0.16) (0.34) (0.35) (0.22)
Net asset value, end of period ................................... $11.03 $11.23 $10.75 $10.77
Total return
e
................................................ (0.38)% 7.74% 3.13% 0.07%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.72% 0.71% 0.70% 0.70%
Expenses net of waiver and payments by affiliates .................... 0.68%
g
0.68%
g
0.67%
g
0.65%
Net investment income ........................................ 2.90% 2.92% 3.30% 3.54%
Supplemental data
Net assets, end of period (000’s) ................................. $2,068 $2,164 $1,843 $2,085
Portfolio turnover rate ......................................... 5.70% 13.74% 18.61% 13.90%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.23 $10.75 $10.77 $11.01 $11.35
Income from investment operations
c
:
Net investment income
d
......................... 0.16 0.32 0.35 0.38 0.19
Net realized and unrealized gains (losses) ........... (0.21) 0.50 (0.02) (0.24) (0.35)
Total from investment operations .................... (0.05) 0.82 0.33 0.14 (0.16)
Less distributions from:
Net investment income .......................... (0.15) (0.34) (0.35) (0.38) (0.18)
Net asset value, end of period ...................... $11.03 $11.23 $10.75 $10.77 $11.01
Total return
e
................................... (0.40)% 7.70% 3.10% 1.30% (1.36)%
Ratios to average net assets
f
Expenses ..................................... 0.72%
g
0.72%
g
0.72%
g
0.69% 0.67%
Net investment income ........................... 2.86% 2.88% 3.25% 3.50% 3.61%
Supplemental data
Net assets, end of period (000’s) .................... $12,398 $12,168 $9,298 $7,438 $6,896
Portfolio turnover rate ............................ 5.70% 13.74% 18.61% 13.90% 9.14%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Kentucky Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Kentucky 97.9%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 5,310,000 $ 6,157,688
City of Glasgow , TJ Samson Community Hospital Obligated Group , Revenue ,
2011 , 6.45% , 2/01/41 ............................................... 2,000,000 2,075,480
City of Owensboro ,
Electric Light & Power System , Revenue , 2017 , Refunding , 4% , 1/01/27 ......... 1,250,000 1,459,975
Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ................ 5,000,000 5,600,750
City of Pikeville , Pikeville Medical Center, Inc. , Revenue , 2011 , Pre-Refunded , 6.5% ,
3/01/41 ......................................................... 2,875,000 2,963,636
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue ,
2013 , Pre-Refunded , 5% , 11/01/26 ..................................... 4,000,000 4,391,440
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37 2,000,000 2,283,660
a
County of Carroll , Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put ,
1.55% , 9/01/26 ................................................... 2,000,000 2,008,100
County of Owen , American Water/Kentucky-American Water Co. Obligated Group ,
Revenue , 2010A , 5.375% , 6/01/40 ..................................... 2,000,000 2,001,720
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012A , 5% , 10/01/33 ............................................... 1,000,000 1,066,420
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 .................. 1,540,000 1,661,891
Fayette County School District Finance Corp. ,
Fayette County School District , Revenue , 2015D , 5% , 8/01/34 ................ 1,985,000 2,337,079
Fayette County School District , Revenue , 2018 A , 4% , 5/01/38 ................ 1,000,000 1,122,800
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 120,000 120,449
Jefferson County School District Finance Corp. , Kentucky School Facilities
Construction Commission , Revenue , 2015B , Refunding , 4% , 12/01/26 .......... 3,500,000 4,167,975
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,804,050
Transylvania University , Revenue , 2019B , 4% , 3/01/49 ...................... 2,500,000 2,642,550
Kentucky Economic Development Finance Authority ,
Baptist Healthcare System Obligated Group , Revenue , 2011 , 5.25% , 8/15/46 ..... 5,000,000 5,127,750
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 4,000,000 4,823,680
Kentucky Housing Corp. ,
Revenue , 2010 , GNMA Insured , 5% , 4/20/40 ............................. 2,280,000 2,283,101
Revenue , 2010 , GNMA Insured , 5.25% , 4/20/45 ........................... 1,850,000 1,852,460
Kentucky Infrastructure Authority ,
Revenue , 2012A , Pre-Refunded , 5% , 2/01/28 ............................. 2,000,000 2,136,060
Revenue , 2012A , Pre-Refunded , 5% , 2/01/31 ............................. 4,190,000 4,475,046
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 3,000,000 3,479,790
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 2,145,700
Kentucky Rural Water Finance Corp. ,
Revenue , 2001A , 5% , 2/01/26 ........................................ 485,000 486,891
Revenue , 2004 I , 5% , 2/01/34 ........................................ 1,010,000 1,013,182
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet , Revenue , 5% , 4/01/38 ........... 2,500,000 2,946,450
Kentucky Finance and Administration Cabinet , Revenue , A , Refunding , 5% , 8/01/34 3,500,000 4,007,465
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet , Revenue , 2011 A , Refunding , 5% , 7/01/30 ..... 2,500,000 2,574,650
Kentucky Transportation Cabinet , Revenue , 2013A , 5% , 7/01/32 .............. 2,000,000 2,184,180
Kentucky Transportation Cabinet , Revenue , 2015 A , Refunding , 5% , 7/01/33 ..... 3,000,000 3,449,580
Kentucky Transportation Cabinet , Revenue , 2017 A , Refunding , 5% , 7/01/36 ..... 550,000 658,553
Kentucky Transportation Cabinet , Revenue , 2017 A , Refunding , 5% , 7/01/37 ..... 700,000 835,870

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Lexington Fayette Urban County Government Public Facilities Corp. , Revenue ,
2011A , 5.25% , 6/01/32 .............................................. $ 3,000,000 $ 3,081,900
Lexington-Fayette Urban County Airport Board Corp. , Lexington-Fayette Urban County
Government , Revenue , 2012B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,288,190
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 3,054,507
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 5,843,850
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc. , Revenue , 2015 , Refunding , 5% , 5/01/31 ............ 2,000,000 2,139,660
Bellarmine University, Inc. , Revenue , 2017 A , Refunding , 5% , 5/01/36 .......... 2,715,000 2,917,485
Norton Healthcare Obligated Group , Revenue , 2020A , 4% , 10/01/39 ........... 2,500,000 2,855,225
Morehead State University , Revenue , 2014A , Refunding , 5% , 10/01/28 ........... 1,910,000 2,144,185
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,791,835
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,802,647
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,877,266
University of Kentucky ,
Revenue , 2014A , 4% , 4/01/44 ........................................ 2,250,000 2,400,863
Revenue , 2018 A , 4% , 10/01/32 ....................................... 4,000,000 4,522,520
University of Louisville ,
Revenue , 2011 A , Refunding , 5% , 9/01/28 ............................... 2,220,000 2,318,790
Revenue , 2016 D , 5% , 3/01/30 ........................................ 4,140,000 4,938,896
Western Kentucky University , Revenue , 2012A , Refunding , 5% , 5/01/32 .......... 1,625,000 1,702,724
141,026,614
Total Municipal Bonds (Cost $ 132,741,198 ) .....................................
141,026,614
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Kentucky 0.7%
b
City of Berea ,
Berea College , Revenue , 2002A , Daily VRDN and Put , 0.05% , 6/01/32 ......... 345,000 345,000
Berea College , Revenue , 2003B , Refunding , Daily VRDN and Put , 0.05% , 6/01/29 . 650,000 650,000
995,000
Total Municipal Bonds (Cost $ 995,000 ) .........................................
995,000
Total Short Term Investments (Cost $ 995,000 ) ..................................
995,000
a
Total Investments (Cost $ 133,736,198 ) 98 .6% ...................................
$142,021,614
Other Assets, less Liabilities 1 .4% .............................................
2,027,408
Net Assets 100.0% ...........................................................
$144,049,022
See Abbreviations on page 159 .
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
.................................................. 0.15 0.30 0.16
Net realized and unrealized gains (losses) .................................... (0.26) 0.64 0.08
Total from investment operations ............................................. (0.11) 0.94 0.24
Less distributions from:
Net investment income ................................................... (0.14) (0.32) (0.16)
Net asset value, end of period ............................................... $11.30 $11.55 $10.93
Total return
e
............................................................ (0.91)% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
............................................................. 0.86% 0.86% 0.88%
Net investment income .................................................... 2.59% 2.70% 3.06%
Supplemental data
Net assets, end of period (000’s) ............................................. $53,292 $48,032 $18,110
Portfolio turnover rate ..................................................... 7.37% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.55 $10.92 $10.90 $11.15 $11.50 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.35 0.36 0.39 0.43
Net realized and unrealized gains (losses) (0.27) 0.64 0.02 (0.24) (0.34) (0.12)
Total from investment operations ........ (0.11) 0.96 0.37 0.12 0.05 0.31
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.35) (0.37) (0.40) (0.43)
Net asset value, end of period .......... $11.29 $11.55 $10.92 $10.90 $11.15 $11.50
Total return
d
....................... (0.92)% 8.94% 3.45% 1.04% 0.43% 2.78%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.71%
f
0.73%
f
0.70% 0.68% 0.69%
Net investment income ............... 2.76% 2.85% 3.21% 3.23% 3.41% 3.77%
Supplemental data
Net assets, end of period (000’s) ........ $265,836 $289,744 $284,259 $322,080 $343,042 $335,785
Portfolio turnover rate ................ 7.37% 4.83% 9.46% 21.83% 16.87% 4.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.74 $11.10 $11.07 $11.32 $11.67 $11.79
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.26 0.29 0.30 0.33 0.37
Net realized and unrealized gains (losses) (0.27) 0.65 0.03 (0.25) (0.34) (0.12)
Total from investment operations ........ (0.14) 0.91 0.32 0.05 (0.01) 0.25
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.29) (0.30) (0.34) (0.37)
Net asset value, end of period .......... $11.48 $11.74 $11.10 $11.07 $11.32 $11.67
Total return
d
....................... (1.17)% 8.34% 2.92% 0.46% (0.13)% 2.18%
Ratios to average net assets
e
Expenses ......................... 1.26%
f
1.26%
f
1.28%
f
1.25% 1.23% 1.24%
Net investment income ............... 2.18% 2.30% 2.66% 2.68% 2.86% 3.22%
Supplemental data
Net assets, end of period (000’s) ........ $31,664 $38,066 $42,188 $61,399 $67,154 $68,319
Portfolio turnover rate ................ 7.37% 4.83% 9.46% 21.83% 16.87% 4.13%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.55 $10.93 $10.90 $11.18
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........................ (0.26) 0.64 0.03 (0.28)
Total from investment operations ................................. (0.10) 0.97 0.39 (0.06)
Less distributions from:
Net investment income ....................................... (0.16) (0.35) (0.36) (0.22)
Net asset value, end of period ................................... $11.29 $11.55 $10.93 $10.90
Total return
e
................................................ (0.85)% 8.99% 3.67% (0.59)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.60% 0.60% 0.61% 0.60%
Expenses net of waiver and payments by affiliates .................... 0.58%
g
0.58%
g
0.59%
g
0.57%
Net investment income ........................................ 2.88% 2.98% 3.35% 3.36%
Supplemental data
Net assets, end of period (000’s) ................................. $6,044 $5,383 $3,865 $3,683
Portfolio turnover rate ......................................... 7.37% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.55 $10.93 $10.90 $11.15 $11.54
Income from investment operations
c
:
Net investment income
d
......................... 0.16 0.33 0.36 0.37 0.19
Net realized and unrealized gains (losses) ........... (0.26) 0.63 0.03 (0.24) (0.40)
Total from investment operations .................... (0.10) 0.96 0.39 0.13 (0.21)
Less distributions from:
Net investment income .......................... (0.16) (0.34) (0.36) (0.38) (0.18)
Net asset value, end of period ...................... $11.29 $11.55 $10.93 $10.90 $11.15
Total return
e
................................... (0.87)% 8.95% 3.65% 1.14% (1.79)%
Ratios to average net assets
f
Expenses ..................................... 0.62%
g
0.61%
g
0.63%
g
0.60% 0.58%
Net investment income ........................... 2.84% 2.95% 3.31% 3.33% 3.51%
Supplemental data
Net assets, end of period (000’s) .................... $30,304 $27,945 $19,580 $14,091 $10,259
Portfolio turnover rate ............................ 7.37% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.5%
Louisiana 96.6%
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. $ 2,050,000 $ 2,190,240
Calcasieu Parish School District No. 23 ,
GO, 2012A, Pre-Refunded, 5%, 2/15/29 ................................. 1,380,000 1,475,413
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 794,754
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 708,762
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,414,897
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,256,550
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,250,660
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,205,310
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 899,197
Capital Area Finance Authority ,
Revenue, 2009A-2, Refunding, GNMA Insured, 5.1%, 10/01/40 ............... 155,000 155,406
Revenue, 2009A-3, Refunding, GNMA Insured, 5%, 10/01/28 ................. 250,000 250,793
City of Alexandria , Utilities , Revenue , 2013A , Pre-Refunded , 5% , 5/01/38 .........
10,000,000 11,260,300
City of Bossier City ,
Revenue, 2017, 5%, 12/01/36 ........................................ 1,405,000 1,710,756
Utilities, Revenue, 2014, Refunding, 5%, 10/01/37 ......................... 5,280,000 6,053,626
City of Kenner , Revenue , 2013A , Refunding , 5% , 6/01/33 .....................
8,605,000 9,544,064
City of Lafayette ,
Public Improvement 1961 Sales Tax Trust, Revenue, 2011, Pre-Refunded, 5%,
3/01/36 ........................................................ 1,865,000 1,910,040
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,418,360
a
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,866,750
Utilities, Revenue, 2010, Pre-Refunded, 5%, 11/01/33 ...................... 5,000,000 5,039,950
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,291,855
City of Shreveport ,
GO, 2011, Pre-Refunded, 5%, 8/01/29 .................................. 4,790,000 4,998,892
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,857,510
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,738,760
a
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 .................... 1,000,000 1,342,960
East Baton Rouge Sewerage Commission ,
Revenue, 2014B, Pre-Refunded, 5%, 2/01/33 ............................. 1,000,000 1,205,440
Revenue, 2014B, Pre-Refunded, 5%, 2/01/39 ............................. 5,000,000 6,027,200
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,877,200
Revenue, 2020A, Refunding, 5%, 2/01/31 ............................... 750,000 1,009,417
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,653,840
Jefferson Parish Hospital Service District No. 1 , Revenue , 2011A , Pre-Refunded , 6% ,
1/01/39 ......................................................... 3,105,000 3,163,840
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,700,383
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,773,250
Kenner Consolidated Sewerage District , Revenue , 2011 , Pre-Refunded , AGMC
Insured , 5% , 11/01/36 .............................................. 4,000,000 4,219,680
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,608,459
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,839,296
Lafayette Parish School Board , Revenue , 2018 , 5% , 4/01/48 ...................
6,000,000 7,171,740
Lafayette Public Trust Financing Authority , Ragin Cajun Facilities, Inc. , Revenue , 2010 ,
Pre-Refunded , AGMC Insured , 5.25% , 10/01/30 ........................... 4,000,000 4,016,360
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Cowboy Facilities, Inc., Revenue, 2011, AGMC Insured, 5%, 3/01/36 ........... 1,800,000 1,904,364

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ $ 2,925,000 $ 3,460,100
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2013A, Pre-
Refunded, 5%, 2/01/43 ............................................ 3,000,000 3,342,720
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014A, Pre-
Refunded, 5%, 2/01/34 ............................................ 2,550,000 2,958,638
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 896,752
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 693,538
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/32 . 3,000,000 3,397,860
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/33 . 5,000,000 5,648,750
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,212,194
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,029,760
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,161,260
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,883,800
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 6,065,150
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, Pre-Refunded, 5%, 7/01/35 ................................... 35,000 42,770
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, Refunding, 5%, 7/01/35 ...................................... 4,965,000 5,667,796
Lafayette General Medical Center Project, Revenue, 2010, Refunding, 5.25%,
11/01/30 ....................................................... 5,000,000 5,041,750
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A1, 5%,
6/01/45 ........................................................ 10,000,000 11,988,100
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,117,565
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,554,259
Loyola University New Orleans, Revenue, 2011, 5%, 10/01/41 ................ 5,000,000 5,066,500
Ochsner Clinic Foundation, Revenue, 2002B, ETM, 5.75%, 5/15/23 ............ 2,500,000 2,862,825
Ochsner Clinic Foundation, Revenue, 2011, Pre-Refunded, 6.75%, 5/15/41 ...... 5,000,000 5,228,400
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/34 ......... 30,000 37,523
Ochsner Clinic Foundation, Revenue, 2016, Pre-Refunded, 5%, 5/15/47 ......... 20,000 25,016
Ochsner Clinic Foundation, Revenue, 2017, Refunding, 5%, 5/15/46 ........... 10,000,000 11,465,000
b
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 2,775,000
Tulane University, Revenue, 2013B, 5%, 10/01/37 ......................... 5,540,000 6,016,994
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,559,020
Tulane University, Revenue, 2017A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,222,120
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,252,270
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,218,448
Louisiana State Transportation Authority , Revenue , 2013A , Refunding , 5% , 8/15/38 ..
4,500,000 5,025,600
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2013, Pre-Refunded, 5%, 7/01/37 .............................. 4,000,000 4,534,360
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,124,490
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,165,871
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. 1,000,000 1,109,580
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 5,149,485
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,804,363
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017A , 5% , 1/01/48 ........................................ 10,000,000 11,586,300
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,446,662

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Parish of East Baton Rouge Capital Improvements District, (continued)
Revenue, 2019, 5%, 8/01/48 ......................................... $ 2,500,000 $ 3,158,625
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,270,987
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,387,880
a
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,886,760
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 958,602
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,000,000 5,947,100
State of Louisiana ,
GO, 2014-C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,465,256
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 6,033,950
GO, 2019-A, 5%, 3/01/37 ............................................ 3,000,000 3,855,210
Revenue, 2013, 5%, 9/01/33 ......................................... 5,860,000 6,447,641
Revenue, 2013A, 5%, 6/15/30 ........................................ 2,860,000 3,194,734
Revenue, 2014A, 5%, 6/15/32 ........................................ 9,850,000 11,273,916
Revenue, 2019A, 5%, 9/01/30 ........................................ 2,000,000 2,616,000
Revenue, 2019A, 5%, 9/01/31 ........................................ 4,750,000 6,179,275
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,478,200
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,047,950
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 11,938,800
Gasoline & Fuels Tax, Revenue, Second Lien, C-1, Refunding, 5%, 5/01/43 ...... 5,000,000 5,630,150
a
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
1,000,000 1,139,360
Terrebonne Parish Consolidated Government , Revenue , ST-2011 , Pre-Refunded ,
AGMC Insured , 5% , 4/01/32 .......................................... 2,265,000 2,328,171
373,883,430
U.S. Territories 0.9%
Puerto Rico 0.9%
b
Puerto Rico Electric Power Authority , Revenue , WW-RSA-1 , 5.25% , 7/01/33 .......
5,450,000 3,767,312
Total Municipal Bonds (Cost $355,075,911) .....................................
377,650,742
a a a a
a
Total Investments (Cost $355,075,911) 97.5% ...................................
$377,650,742
Other Assets, less Liabilities 2.5% .............................................
9,489,357
Net Assets 100.0% ...........................................................
$387,140,099
See Abbreviations on page 159 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
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89
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
.................................................. 0.15 0.29 0.15
Net realized and unrealized gains (losses) .................................... (0.30) 0.57 0.04
Total from investment operations ............................................. (0.15) 0.86 0.19
Less distributions from:
Net investment income ................................................... (0.15) (0.31) (0.15)
Net asset value, end of period ............................................... $11.05 $11.35 $10.80
Total return
e
............................................................ (1.33)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
............................................................. 0.87% 0.88% 0.88%
Net investment income .................................................... 2.65% 2.65% 2.95%
Supplemental data
Net assets, end of period (000’s) ............................................. $69,855 $60,104 $26,572
Portfolio turnover rate ..................................................... 4.96% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.36 $10.80 $10.76 $11.10 $11.35 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.31 0.33 0.34 0.39 0.42
Net realized and unrealized gains (losses) (0.30) 0.58 0.05 (0.32) (0.24) (0.21)
Total from investment operations ........ (0.14) 0.89 0.38 0.02 0.15 0.21
Less distributions from:
Net investment income .............. (0.16) (0.33) (0.34) (0.36) (0.40) (0.41)
Net asset value, end of period .......... $11.06 $11.36 $10.80 $10.76 $11.10 $11.35
Total return
d
....................... (1.17)% 8.27% 3.59% 0.13% 1.31% 1.88%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.73%
f
0.73%
f
0.70% 0.67% 0.67%
Net investment income ............... 2.81% 2.80% 3.10% 3.07% 3.47% 3.70%
Supplemental data
Net assets, end of period (000’s) ........ $254,185 $270,309 $279,750 $319,120 $351,933 $369,661
Portfolio turnover rate ................ 4.96% 7.50% 5.33% 11.36% 33.34% 9.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.59 $11.02 $10.98 $11.31 $11.56 $11.75
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.25 0.28 0.28 0.34 0.36
Net realized and unrealized gains (losses) (0.30) 0.59 0.04 (0.32) (0.25) (0.20)
Total from investment operations ........ (0.17) 0.84 0.32 (0.04) 0.09 0.16
Less distributions from:
Net investment income .............. (0.13) (0.27) (0.28) (0.29) (0.34) (0.35)
Net asset value, end of period .......... $11.29 $11.59 $11.02 $10.98 $11.31 $11.56
Total return
d
....................... (1.49)% 7.75% 2.94% (0.34)% 0.72% 1.38%
Ratios to average net assets
e
Expenses ......................... 1.27%
f
1.28%
f
1.28%
f
1.25% 1.22% 1.22%
Net investment income ............... 2.22% 2.25% 2.55% 2.52% 2.92% 3.15%
Supplemental data
Net assets, end of period (000’s) ........ $38,778 $45,502 $56,323 $92,553 $115,011 $117,167
Portfolio turnover rate ................ 4.96% 7.50% 5.33% 11.36% 33.34% 9.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
92
In
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.37 $10.82 $10.78 $11.05
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.32 0.35 0.21
Net realized and unrealized gains (losses) ........................ (0.30) 0.58 0.04 (0.27)
Total from investment operations ................................. (0.14) 0.90 0.39 (0.06)
Less distributions from:
Net investment income ....................................... (0.16) (0.35) (0.35) (0.21)
Net asset value, end of period ................................... $11.07 $11.37 $10.82 $10.78
Total return
e
................................................ (1.18)% 8.41% 3.71% (0.58)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.59% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by affiliates .................... 0.57%
g
0.58%
g
0.58%
g
0.56%
Net investment income ........................................ 2.94% 2.95% 3.25% 3.21%
Supplemental data
Net assets, end of period (000’s) ................................. $4,332 $3,642 $1,753 $1,376
Portfolio turnover rate ......................................... 4.96% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.37 $10.81 $10.77 $11.11 $11.35 $11.56
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.34 0.35 0.41 0.43
Net realized and unrealized gains (losses) (0.30) 0.58 0.05 (0.32) (0.24) (0.22)
Total from investment operations ........ (0.14) 0.90 0.39 0.03 0.17 0.21
Less distributions from:
Net investment income .............. (0.16) (0.34) (0.35) (0.37) (0.41) (0.42)
Net asset value, end of period .......... $11.07 $11.37 $10.81 $10.77 $11.11 $11.35
Total return
d
....................... (1.20)% 8.47% 3.68% 0.22% 1.50% 1.90%
Ratios to average net assets
e
Expenses ......................... 0.62%
f
0.63%
f
0.63%
f
0.60% 0.57% 0.57%
Net investment income ............... 2.90% 2.90% 3.20% 3.17% 3.57% 3.80%
Supplemental data
Net assets, end of period (000’s) ........ $53,687 $54,079 $44,264 $40,532 $42,625 $28,464
Portfolio turnover rate ................ 4.96% 7.50% 5.33% 11.36% 33.34% 9.77%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.5%
Maryland 94.1%
City of Annapolis , GO , 2011 , Pre-Refunded , 5% , 8/01/31 ......................
$ 1,250,000 $ 1,305,113
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2011A, 5%, 7/01/41 ..................... 14,435,000 14,913,665
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,915,100
Water Utility Fund, Revenue, 2011A, 5%, 7/01/41 .......................... 7,845,000 8,087,175
Water Utility Fund, Revenue, 2013A, 5%, 7/01/38 .......................... 8,930,000 9,953,199
Water Utility Fund, Revenue, 2013B, Refunding, 5%, 7/01/38 ................. 5,000,000 5,572,900
County of Anne Arundel ,
GO, 2011, 5%, 4/01/41 .............................................. 12,620,000 12,923,258
GO, 2013, 5%, 4/01/33 ............................................. 3,140,000 3,474,190
GO, 2019, 5%, 10/01/46 ............................................. 2,140,000 2,765,244
a
Glenview Housing LP, Revenue, 2009, Mandatory Put, 5%, 1/01/27 ............ 1,890,000 1,933,527
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,463,354
GO, 5%, 2/01/41 .................................................. 2,900,000 3,450,565
County of Montgomery ,
GO, 2009A, Refunding, 4%, 11/01/20 ................................... 8,000,000 8,024,960
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,821,030
Revenue, 2011A, 5%, 4/01/27 ........................................ 1,625,000 1,669,460
Revenue, 2011A, 5%, 4/01/28 ........................................ 2,230,000 2,290,210
Revenue, 2011A, 5%, 4/01/30 ........................................ 1,935,000 1,985,523
Revenue, 2011A, 5%, 4/01/31 ........................................ 2,470,000 2,533,454
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/30 ............... 1,855,000 1,861,715
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/31 ............... 1,240,000 1,244,427
County of Prince George's ,
COP, 2011, 5%, 10/01/30 ............................................ 2,060,000 2,067,457
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,682,693
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,145,349
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 11,106,700
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,158,040
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,815,900
Maryland Community Development Administration ,
Revenue, 2019 D, 3%, 7/01/39 ........................................ 1,500,000 1,593,225
Revenue, 2019 D, 3.2%, 7/01/44 ...................................... 1,000,000 1,071,090
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, 5%, 6/01/34 ...................................... 3,500,000 3,895,990
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,531,840
Revenue, 2018A-1, 5%, 6/01/48 ....................................... 1,310,000 1,607,855
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,444,030
Maryland Economic Development Corp. ,
Revenue, 2012, Refunding, 5%, 7/01/27 ................................. 1,500,000 1,570,245
Revenue, 2012, Refunding, 5%, 7/01/33 ................................. 2,495,000 2,588,213
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/35 .................... 4,225,000 4,931,674
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/43 .................... 3,305,000 3,793,743
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 ....................... 4,750,000 4,972,442
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 ....................... 2,150,000 2,228,260
Revenue, Senior Lien, 2013, Refunding, 5%, 10/01/33 ...................... 5,000,000 5,303,050
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,144,815
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,177,816
Maryland Environmental Service , Revenue , 2011 , 5% , 11/01/30 .................
3,935,000 3,963,725
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 10,844,535
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,641,210

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Goucher College, Revenue, 2012A, 5%, 7/01/34 .......................... $ 1,500,000 $ 1,572,075
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,452,604
Johns Hopkins Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,487,600
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 661,196
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,047,550
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,205,952
Johns Hopkins University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ........ 5,000,000 5,440,250
Johns Hopkins University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/41 ........ 15,000,000 16,320,750
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,512,600
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,603,040
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,356,720
Loyola University Maryland, Inc., Revenue, 2012A, Pre-Refunded, 5%, 10/01/39 .. 5,275,000 5,788,838
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,454,862
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,367,920
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 11,135,600
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,055,360
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,540,822
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,930,000 10,546,419
MedStar Health Obligated Group, Revenue, 2013A, 5%, 8/15/38 .............. 5,000,000 5,542,300
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,835,950
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,542,557
Peninsula Regional Health System Obligated Group, Revenue, 2015, Refunding, 5%,
7/01/45 ........................................................ 6,330,000 6,966,102
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,999,906
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,418,213
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 11,835,600
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,503,500
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,266,474
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 697,718
Maryland Stadium Authority , Baltimore City Public School Construction Financing Fund ,
Revenue , 2016 , Pre-Refunded , 5% , 5/01/46 .............................. 10,085,000 12,725,556
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............
3,000,000 3,539,850
State of Maryland , GO , 2020A , 5% , 8/01/35 ...............................
5,000,000 6,769,650
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 6,084,000
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,085,610
395,831,110
U.S. Territories 3.4%
District of Columbia 2.3%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/42 ........................................ 5,000,000 6,072,750
Revenue, 2020A, 5%, 7/15/45 ........................................ 3,000,000 3,846,540
9,919,290

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.1%
b
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... $ 4,570,000 $ 3,170,437
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,895,000 1,309,919
4,480,356
Total U.S. Territories .................................................................... 14,399,646
Total Municipal Bonds (Cost $387,322,638) .....................................
410,230,756
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Maryland 1.2%
c
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 675,000 675,000
c
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.02% , 7/01/41 ............................................. 4,275,000 4,275,000
4,950,000
Total Municipal Bonds (Cost $4,950,000) .......................................
4,950,000
Total Short Term Investments (Cost $4,950,000 ) .................................
4,950,000
a
Total Investments (Cost $392,272,638) 98.7% ...................................
$415,180,756
Other Assets, less Liabilities 1.3% .............................................
5,655,369
Net Assets 100.0% ...........................................................
$420,836,125
See Abbreviations on page 159 .
a
The maturity date shown represents the mandatory put date.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.31 0.16
Net realized and unrealized gains (losses) .................................... (0.17) 0.63 0.06
Total from investment operations ............................................. (0.03) 0.94 0.22
Less distributions from:
Net investment income ................................................... (0.15) (0.32) (0.16)
Net asset value, end of period ............................................... $11.91 $12.09 $11.47
Total return
e
............................................................ (0.27)% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.81% 0.84%
Net investment income .................................................... 2.44% 2.62% 2.96%
Supplemental data
Net assets, end of period (000’s) ............................................. $146,532 $122,845 $63,400
Portfolio turnover rate ..................................................... 11.65% 14.83% 9.79%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.09 $11.46 $11.38 $11.74 $12.05 $12.21
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.33 0.35 0.36 0.42 0.45
Net realized and unrealized gains (losses) (0.19) 0.64 0.09 (0.34) (0.30) (0.18)
Total from investment operations ........ (0.04) 0.97 0.44 0.02 0.12 0.27
Less distributions from:
Net investment income .............. (0.15) (0.34) (0.36) (0.38) (0.43) (0.43)
Net asset value, end of period .......... $11.90 $12.09 $11.46 $11.38 $11.74 $12.05
Total return
d
....................... (0.27)% 8.58% 3.90% 0.12% 0.94% 2.26%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.69%
f
0.66% 0.65% 0.64%
Net investment income ............... 2.60% 2.77% 3.11% 3.05% 3.52% 3.72%
Supplemental data
Net assets, end of period (000’s) ........ $670,386 $708,399 $700,839 $793,226 $873,204 $880,848
Portfolio turnover rate ................ 11.65% 14.83% 9.79% 20.04% 11.66% 7.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.21 $11.58 $11.49 $11.86 $12.17 $12.32
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.26 0.29 0.29 0.36 0.38
Net realized and unrealized gains (losses) (0.19) 0.65 0.09 (0.35) (0.31) (0.17)
Total from investment operations ........ (0.07) 0.91 0.38 (0.06) 0.05 0.21
Less distributions from:
Net investment income .............. (0.12) (0.28) (0.29) (0.31) (0.36) (0.36)
Net asset value, end of period .......... $12.02 $12.21 $11.58 $11.49 $11.86 $12.17
Total return
d
....................... (0.54)% 7.92% 3.37% (0.53)% 0.38% 1.77%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.21%
f
1.24%
f
1.21% 1.20% 1.19%
Net investment income ............... 2.03% 2.22% 2.56% 2.50% 2.97% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $83,799 $104,721 $108,739 $149,306 $169,821 $167,284
Portfolio turnover rate ................ 11.65% 14.83% 9.79% 20.04% 11.66% 7.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
In
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.10 $11.47 $11.38 $11.72
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........................ (0.19) 0.65 0.09 (0.35)
Total from investment operations ................................. (0.03) 0.99 0.46 (0.13)
Less distributions from:
Net investment income ....................................... (0.16) (0.36) (0.37) (0.21)
Net asset value, end of period ................................... $11.91 $12.10 $11.47 $11.38
Total return
e
................................................ (0.21)% 8.71% 4.12% (1.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.54% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.54%
g
0.53%
Net investment income ........................................ 2.72% 2.90% 3.26% 3.18%
Supplemental data
Net assets, end of period (000’s) ................................. $27,777 $23,700 $18,929 $17,534
Portfolio turnover rate ......................................... 11.65% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.09 $11.47 $11.38 $11.75 $12.06 $12.22
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.34 0.37 0.37 0.44 0.46
Net realized and unrealized gains (losses) (0.18) 0.63 0.09 (0.35) (0.31) (0.18)
Total from investment operations ........ (0.02) 0.97 0.46 0.02 0.13 0.28
Less distributions from:
Net investment income .............. (0.16) (0.35) (0.37) (0.39) (0.44) (0.44)
Net asset value, end of period .......... $11.91 $12.09 $11.47 $11.38 $11.75 $12.06
Total return
d
....................... (0.14)% 8.59% 4.09% 0.12% 1.04% 2.37%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.59%
f
0.56% 0.55% 0.54%
Net investment income ............... 2.69% 2.87% 3.21% 3.15% 3.62% 3.82%
Supplemental data
Net assets, end of period (000’s) ........ $77,580 $82,970 $60,117 $72,460 $83,686 $46,051
Portfolio turnover rate ................ 11.65% 14.83% 9.79% 20.04% 11.66% 7.97%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
FR
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Missouri 95.3%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... $ 1,500,000 $ 1,892,325
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,999,141
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,124,252
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,253,034
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,378,035
Belton School District No. 124 ,
GO, 2020 A, 4%, 3/01/39 ............................................ 1,500,000 1,850,490
GO, 2020 A, 4%, 3/01/40 ............................................ 1,200,000 1,475,952
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013A, Pre-Refunded, 5%, 10/01/33 ............................ 14,425,000 15,861,874
Revenue, 2013A, Pre-Refunded, 5%, 10/01/44 ............................ 10,000,000 10,996,100
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 13,970,247
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,446,000
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,898,788
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/33 ................... 5,000,000 5,281,450
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/37 ................... 11,000,000 11,579,700
St. Francis Medical Center, Revenue, 2016, Refunding, 5%, 6/01/39 ........... 5,110,000 5,938,944
Cape Girardeau County School District No. R-2 ,
COP, 2020 A, BAM Insured, 4%, 4/01/39 ................................ 1,150,000 1,312,656
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,199,130
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,190,950
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,764,712
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 756,873
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 580,870
Center School District No. 58 , GO , 2019A , Refunding , 4% , 3/01/36 ..............
3,910,000 4,537,829
City of Kansas City ,
Sanitary Sewer System, Revenue, 2011A, Refunding, 5%, 1/01/37 ............. 29,210,000 29,650,194
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,783,665
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,869,300
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,713,065
Water, Revenue, 2020 A, 4%, 12/01/37 ................................. 500,000 625,415
Water, Revenue, 2020 A, 4%, 12/01/38 ................................. 600,000 749,172
Water, Revenue, 2020 A, 4%, 12/01/39 ................................. 700,000 872,704
Water, Revenue, 2020 A, 4%, 12/01/40 ................................. 500,000 621,315
Water, Revenue, 2020 A, 4%, 12/01/41 ................................. 550,000 681,032
Water, Revenue, 2020 A, 4%, 12/01/42 ................................. 685,000 845,852
Water, Revenue, 2020 A, 4%, 12/01/44 ................................. 1,200,000 1,474,332
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,577,288
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,893,647
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,153,070
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,754,326
City of Sikeston ,
Electric System, Revenue, 2012, Refunding, 5%, 6/01/21 .................... 13,130,000 13,556,988
Electric System, Revenue, 2012, Refunding, 5%, 6/01/22 .................... 12,570,000 13,504,831
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... 1,795,000 1,926,232
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 2,022,511
City of St. Charles ,
COP, 2020B, Refunding, 4%, 2/01/36 ................................... 1,500,000 1,792,275
COP, 2020B, Refunding, 3%, 2/01/37 ................................... 1,500,000 1,635,375
COP, 2020B, Refunding, 3%, 2/01/38 ................................... 2,200,000 2,387,660

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Charles, (continued)
COP, 2020B, Refunding, 3%, 2/01/39 ................................... $ 1,500,000 $ 1,620,960
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 17,234,756
Airport, Revenue, 2017A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,938,250
Airport, Revenue, 2017C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,596,056
Airport, Revenue, 2017C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,770,000 12,510,970
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,184,970
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,672,587
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,321,054
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,171,080
Airport, Revenue, 2019 A, 5%, 7/01/44 .................................. 600,000 720,000
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,982,050
Airport, Revenue, 2019C, Refunding, 5%, 7/01/27 ......................... 1,705,000 2,107,670
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,778,517
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,838,730
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,632,816
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,972,644
County of St. Louis , Revenue , 2020A , Refunding , 2% , 12/01/33 .................
975,000 991,273
Curators of the University of Missouri (The) , Revenue , 2011 , Pre-Refunded ,
5% , 11/01/27 ..................................................... 1,065,000 1,124,139
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,161,450
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,738,790
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,913,181
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,190,250
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5%, 10/01/26 3,095,000 3,256,311
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/31 ....................................................... 1,200,000 1,265,784
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 4,500,000 4,746,690
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,433,338
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,720,109
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,349,010
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,963,888
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/38 ................. 11,680,000 12,781,774
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/44 ................. 2,760,000 3,001,721
CoxHealth Obligated Group, Revenue, 2015A, Refunding, 5%, 11/15/39 ......... 17,000,000 19,585,190
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,610,450
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,344,992
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,784,529
Lake Regional Health System, Revenue, 2012, 5%, 2/15/34 .................. 7,000,000 7,268,520
Lutheran Senior Services Obligated Group, Revenue, 2011, 5.75%, 2/01/31 ...... 1,900,000 1,930,210
Lutheran Senior Services Obligated Group, Revenue, 2011, 6%, 2/01/41 ........ 4,250,000 4,311,412
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 12,388,838
Lutheran Senior Services Obligated Group, Revenue, 2016A, 5%, 2/01/46 ....... 4,000,000 4,281,240
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,189,340
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,500,000 1,626,600
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,526,100
Maryville University of St. Louis, Revenue, 2019A, 5%, 6/15/45 ............... 4,000,000 4,670,480
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/34 ....... 4,345,000 4,895,120
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/38 ....... 4,885,000 5,418,735
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,407,440
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 27,918,250

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... $ 6,870,000 $ 7,896,378
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 14,835,875
Mosaic Health System Obligated Group, Revenue, 2019A, Refunding, 4%, 2/15/54 4,000,000 4,469,160
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 5,000,000 5,977,300
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,683,400
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,862,900
St. Louis University, Revenue, 2019A, 5%, 10/01/46 ........................ 5,775,000 6,928,152
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,669,927
St. Luke's Health System Obligated Group, Revenue, 2018A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,417,340
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,599,750
Washington University (The), Revenue, 2011B, Pre-Refunded, 5%, 11/15/37 ..... 10,000,000 10,580,100
Webster University, Revenue, 2011, Pre-Refunded, 5%, 4/01/36 ............... 7,000,000 7,193,200
a
Jackson County Reorganized School District No. 7 , GO , 2020 , Refunding , 4% , 3/01/39
5,000,000 5,974,600
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 4,051,980
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,691,640
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 7,419,058
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5.125%,
2/15/26 ........................................................ 6,000,000 6,132,540
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5%,
2/15/28 ........................................................ 1,150,000 1,174,760
Freeman Health System Obligated Group, Revenue, 2011, Pre-Refunded, 5.5%,
2/15/31 ........................................................ 2,055,000 2,103,888
Freeman Health System Obligated Group, Revenue, 2015, Refunding, 5%, 2/15/35 4,000,000 4,425,840
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,686,240
Kansas City Industrial Development Authority ,
Revenue, 2011-A, Refunding, 5.5%, 9/01/29 ............................. 5,000,000 5,256,100
Revenue, 2011-A, Refunding, 5.5%, 9/01/30 ............................. 12,000,000 12,614,640
Revenue, 2011-A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,138,120
Airport, Revenue, 2019 B, 5%, 3/01/46 .................................. 29,425,000 34,902,758
Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ..................... 3,000,000 3,598,800
Airport, Revenue, 2019 B, 5%, 3/01/54 .................................. 10,090,000 11,887,533
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,034,510
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Refunding, 5%, 5/01/38 ............................... 8,770,000 10,384,206
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,955,184
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,973,656
Revenue, 2016 C, 5%, 5/01/46 ........................................ 24,700,000 29,685,448
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,170,600
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 12,257,000
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,465,475
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,982,199
Missouri Development Finance Board ,
City of Independence, Revenue, 2012A, 5%, 6/01/37 ....................... 5,000,000 5,319,650
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,942,570
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,375,000 1,530,911
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,965,000 4,155,201
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,300,000 2,317,388
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2012, Pre-Refunded, 5%, 1/01/32 .............................. 3,600,000 3,656,592
Revenue, 2012, Pre-Refunded, 5%, 1/01/37 .............................. 3,400,000 3,453,448
Revenue, 2014A, Refunding, 5%, 1/01/30 ............................... 3,000,000 3,402,990

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, (continued)
Revenue, 2014A, Refunding, 5%, 1/01/31 ............................... $ 2,000,000 $ 2,263,360
Revenue, Refunding, 5%, 1/01/32 ..................................... 11,500,000 13,270,660
Revenue, 2014A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,656,125
Revenue, 2014A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,249,160
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,546,815
Revenue, 2015A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,728,640
Revenue, 2015A, Refunding, 5%, 12/01/31 .............................. 6,000,000 7,067,460
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 32,556,160
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,355,080
Missouri State Environmental Improvement & Energy Resources Authority ,
State Revolving Fund, Revenue, 2000 B, Refunding, 5.5%, 7/01/21 ............ 15,000 15,065
State Revolving Fund, Revenue, 2008-A, Refunding, 5.75%, 1/01/29 ........... 190,000 190,847
State Revolving Fund, Revenue, 2013A, Refunding, 5%, 1/01/26 .............. 2,315,000 2,629,284
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,905,216
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,385,450
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,285,590
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,192,850
Raytown C-2 School District ,
GO, 2019A, 5%, 3/01/37 ............................................ 1,650,000 2,135,644
GO, 2019A, 5%, 3/01/38 ............................................ 2,500,000 3,221,325
GO, 2019A, 5%, 3/01/39 ............................................ 2,250,000 2,890,958
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,161,730
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,987,071
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,615,893
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,830,054
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,113,660
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 31,364,950
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 17,622,682
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,263,400
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,458,332
Friendship Village St. Louis Obligated Group, Revenue, 2013A, 5.875%, 9/01/43 .. 7,000,000 7,450,660
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 7,471,177
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,647,157
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,422,608
Washington School District ,
GO, 2019, 4%, 3/01/38 ............................................. 3,000,000 3,419,100
GO, 2019, 4%, 3/01/39 ............................................. 1,500,000 1,704,645
959,395,680
U.S. Territories 2.4%
Guam 1.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 7,047,935
Guam Power Authority , Revenue , 2012A , Refunding , AGMC Insured , 5% , 10/01/25 ..
5,420,000 5,857,774
12,905,709

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.1%
b
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... $ 15,225,000 $ 10,562,344
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 310,000 214,287
10,776,631
Total U.S. Territories .................................................................... 23,682,340
Total Municipal Bonds (Cost $922,037,912) .....................................
983,078,020
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Missouri 1.0%
c
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2003B , SPA US Bank NA , Daily VRDN and Put , 0.05% , 2/15/33 .. 10,435,000 10,435,000
Total Municipal Bonds (Cost $10,435,000) ......................................
10,435,000
Total Short Term Investments (Cost $10,435,000 ) ................................
10,435,000
a
Total Investments (Cost $932,472,912) 98.7% ...................................
$993,513,020
Other Assets, less Liabilities 1.3% .............................................
12,560,572
Net Assets 100.0% ...........................................................
$1,006,073,592
See Abbreviations on page 159 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.28 0.15
Net realized and unrealized gains (losses) .................................... (0.11) 0.56 0.04
Total from investment operations ............................................. 0.03 0.84 0.19
Less distributions from:
Net investment income ................................................... (0.14) (0.30) (0.15)
Net asset value, end of period ............................................... $11.73 $11.84 $11.30
Total return
e
............................................................ 0.23% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
............................................................. 0.82% 0.82% 0.83%
Net investment income .................................................... 2.33% 2.48% 2.86%
Supplemental data
Net assets, end of period (000’s) ............................................. $127,744 $101,981 $49,192
Portfolio turnover rate ..................................................... 7.32% 15.22% 11.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.84 $11.30 $11.28 $11.70 $11.97 $12.15
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.34 0.35 0.41 0.43
Net realized and unrealized gains (losses) (0.12) 0.56 0.03 (0.40) (0.27) (0.19)
Total from investment operations ........ 0.03 0.86 0.37 (0.05) 0.14 0.24
Less distributions from:
Net investment income .............. (0.14) (0.32) (0.35) (0.37) (0.41) (0.42)
Net asset value, end of period .......... $11.73 $11.84 $11.30 $11.28 $11.70 $11.97
Total return
d
....................... 0.31% 7.66% 3.32% (0.45)% 1.19% 2.01%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.68%
f
0.66% 0.64% 0.64%
Net investment income ............... 2.50% 2.63% 3.01% 3.00% 3.41% 3.62%
Supplemental data
Net assets, end of period (000’s) ........ $540,796 $567,825 $577,052 $660,167 $756,109 $794,675
Portfolio turnover rate ................ 7.32% 15.22% 11.61% 10.07% 18.38% 7.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.04 $11.49 $11.46 $11.88 $12.15 $12.33
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.24 0.28 0.29 0.35 0.37
Net realized and unrealized gains (losses) (0.11) 0.56 0.03 (0.41) (0.27) (0.20)
Total from investment operations ........ — 0.80 0.31 (0.12) 0.08 0.17
Less distributions from:
Net investment income .............. (0.11) (0.25) (0.28) (0.30) (0.35) (0.35)
Net asset value, end of period .......... $11.93 $12.04 $11.49 $11.46 $11.88 $12.15
Total return
d
....................... 0.03% 7.07% 2.78% (1.00)% 0.61% 1.43%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.22%
f
1.23%
f
1.21% 1.19% 1.19%
Net investment income ............... 1.93% 2.08% 2.46% 2.45% 2.86% 3.07%
Supplemental data
Net assets, end of period (000’s) ........ $70,204 $90,244 $105,371 $159,556 $197,705 $206,283
Portfolio turnover rate ................ 7.32% 15.22% 11.61% 10.07% 18.38% 7.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
In
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.84 $11.29 $11.27 $11.59
Income from investment operations
b
:
Net investment income
c
...................................... 0.15 0.32 0.35 0.22
Net realized and unrealized gains (losses) ........................ (0.11) 0.56 0.03 (0.33)
Total from investment operations ................................. 0.04 0.88 0.38 (0.11)
Less distributions from:
Net investment income ....................................... (0.15) (0.33) (0.36) (0.21)
Net asset value, end of period ................................... $11.73 $11.84 $11.29 $11.27
Total return
d
................................................ 0.38% 7.90% 3.45% (0.97)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.55% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates .................... 0.53%
f
0.54%
f
0.54%
f
0.53%
Net investment income ........................................ 2.61% 2.76% 3.15% 3.13%
Supplemental data
Net assets, end of period (000’s) ................................. $12,666 $10,948 $7,776 $9,117
Portfolio turnover rate ......................................... 7.32% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.84 $11.30 $11.28 $11.70 $11.97 $12.15
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.35 0.36 0.42 0.45
Net realized and unrealized gains (losses) (0.11) 0.56 0.03 (0.40) (0.26) (0.20)
Total from investment operations ........ 0.04 0.87 0.38 (0.04) 0.16 0.25
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.36) (0.38) (0.43) (0.43)
Net asset value, end of period .......... $11.73 $11.84 $11.30 $11.28 $11.70 $11.97
Total return
d
....................... 0.36% 7.77% 3.42% (0.36)% 1.29% 2.12%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.58%
f
0.56% 0.54% 0.54%
Net investment income ............... 2.59% 2.73% 3.11% 3.10% 3.51% 3.72%
Supplemental data
Net assets, end of period (000’s) ........ $114,210 $105,851 $84,506 $80,819 $109,365 $89,119
Portfolio turnover rate ................ 7.32% 15.22% 11.61% 10.07% 18.38% 7.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 93.6%
North Carolina 92.8%
Cape Fear Public Utility Authority ,
Revenue, 2011, Pre-Refunded, 5%, 8/01/36 .............................. $ 8,000,000 $ 8,345,120
Revenue, 2014A, Pre-Refunded, 5%, 6/01/40 ............................. 2,250,000 2,649,285
Revenue, 2019A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,358,720
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2011A, 5.125%, 1/15/37 ............. 4,000,000 4,052,240
Atrium Health Obligated Group, Revenue, 2011A, 5.25%, 1/15/42 ............. 10,000,000 10,125,100
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,149,600
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,265,100
City of Charlotte ,
COP, 2008A, Refunding, 5%, 6/01/33 ................................... 2,500,000 2,508,750
COP, 2019A, Refunding, 5%, 6/01/44 ................................... 8,250,000 10,284,698
Airport Special Facilities, Revenue, 2010-A, 5.5%, 7/01/34 ................... 3,765,000 3,778,441
Airport Special Facilities, Revenue, 2010-A, 5%, 7/01/39 .................... 3,000,000 3,008,880
Airport Special Facilities, Revenue, 2011A, 5%, 7/01/41 ..................... 10,000,000 10,284,200
Airport Special Facilities, Revenue, 2019A, 4%, 7/01/44 ..................... 3,550,000 4,034,184
Airport Special Facilities, Revenue, 2019A, 5%, 7/01/49 ..................... 4,460,000 5,490,394
Airport Special Facilities, Revenue, 2019B, 4%, 7/01/44 ..................... 5,515,000 6,173,491
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,308,960
Water & Sewer System, Revenue, 2009B, 5%, 7/01/38 ...................... 10,000,000 10,032,400
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,779,600
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,972,950
City of Durham , Water & Sewer Utility System , Revenue , 2011 , Pre-Refunded , 5% ,
6/01/41 ......................................................... 4,000,000 4,144,800
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,612,191
City of Greensboro ,
GO, 2018 B, 5%, 10/01/29 ........................................... 5,000,000 6,684,050
Combined Water & Sewer System, Revenue, 2020A, Refunding, 4%, 6/01/45 .... 5,000,000 6,006,500
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 6,353,400
Combined Enterprise System, Revenue, 2011, Pre-Refunded, 5%, 3/01/40 ....... 11,915,000 12,202,747
Combined Enterprise System, Revenue, 2013 A, Pre-Refunded, 5%, 3/01/43 ..... 10,000,000 11,195,100
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,688,250
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,177,900
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,278,090
City of Wilmington , Storm Water Fee , Revenue , 2007 , Refunding , AMBAC Insured , 5% ,
6/01/33 ......................................................... 225,000 225,783
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,767,031
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/34 ............. 1,350,000 1,562,598
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/37 ............. 5,000,000 5,710,350
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,421,100
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,567,330
County of Dare , Utilities System , Revenue , 2011 , Pre-Refunded , 5% , 2/01/41 ......
5,000,000 5,089,950
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 610,365
GO, 2019, 4%, 6/01/37 ............................................. 450,000 547,371
GO, 2019, 4%, 6/01/39 ............................................. 700,000 843,101
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,943,750
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 442,040
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 524,630
County of Mecklenburg ,
GO, 2015A, 5%, 4/01/28 ............................................ 5,000,000 6,052,950
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 6,024,100

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of New Hanover ,
New Hanover Regional Medical Center, Revenue, 2017, Refunding, 5%, 10/01/42 . $ 5,000,000 $ 5,941,450
New Hanover Regional Medical Center, Revenue, 2017, Refunding, 5%, 10/01/47 . 13,565,000 16,012,804
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,208,550
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,762,848
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,714,112
County of Wake ,
GO, 2018A, 5%, 3/01/30 ............................................ 8,000,000 10,480,080
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,493,779
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,273,330
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 6,024,378
Nash Health Care Systems ,
Revenue, 2003, AGMC Insured, 5%, 11/01/30 ............................ 2,250,000 2,257,200
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,184,700
North Carolina Capital Facilities Finance Agency ,
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,251,640
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,713,675
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 16,778,698
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 12,293,300
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,754,084
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,486,330
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,668,950
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,185,740
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,892,127
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,608,000
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,481,880
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 6,460,000 6,975,185
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 9,945,000 10,730,556
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 1,000,000 1,042,610
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 4,000,000 4,165,320
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,500,000 3,616,935
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 6,000,000 6,240,420
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,750,000 2,864,592
Revenue, 44, 3%, 7/01/46 ........................................... 3,000,000 3,158,130
North Carolina Medical Care Commission ,
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.5%, 7/01/31 .......................................... 5,000,000 5,254,350
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.625%, 7/01/34 ......................................... 6,000,000 6,311,400
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,840,400
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,739,900
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 21,198,000
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/49 .............. 5,115,000 5,801,433
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/52 .............. 7,640,000 8,645,424
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,362,200
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,561,950
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,476,200
Scotland Memorial Hospital, Inc., Revenue, 1999, AGMC Insured, 5.5%, 10/01/29 . 1,220,000 1,224,075
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/37 ........................................... 200,000 212,918
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,382,390
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/47 ........................................... 2,540,000 2,678,633
Vidant Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 6/01/36 .... 5,000,000 5,415,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ $ 5,000,000 $ 5,674,950
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/32 .......... 1,000,000 1,246,010
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/33 .......... 1,000,000 1,240,630
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,310,200
North Carolina Municipal Power Agency No. 1 , Revenue , 2015A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,950,960
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020A, 5%, 6/01/25 ............................... 125,000 142,000
Revenue, Senior Lien, 2020A, 5%, 6/01/26 ............................... 300,000 346,308
Revenue, Senior Lien, 2020A, 5%, 6/01/27 ............................... 450,000 526,765
Revenue, Senior Lien, 2020A, 5%, 6/01/28 ............................... 500,000 587,950
Revenue, Senior Lien, 2020A, 5%, 6/01/29 ............................... 350,000 418,457
Revenue, Senior Lien, 2020A, 3.125%, 6/01/39 ........................... 1,060,000 1,041,090
North Carolina State University at Raleigh ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/33 ........................... 5,595,000 6,406,331
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ........................... 8,980,000 10,282,190
Revenue, 2020 A, Refunding, 2.375%, 10/01/44 ........................... 5,000,000 5,048,400
North Carolina Turnpike Authority ,
Revenue, 2011, 5%, 7/01/41 ......................................... 5,000,000 5,159,000
Revenue, 2016A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,814,250
Revenue, 2018A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,585,646
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,355,955
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,214,510
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,419,948
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 9,480,000 11,701,449
Raleigh Durham Airport Authority ,
Revenue, 2015A, Refunding, 5%, 5/01/27 ............................... 350,000 412,818
Revenue, 2015A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,173,490
Revenue, 2015A, Refunding, 5%, 5/01/30 ............................... 550,000 643,241
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,863,643
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,891,120
Revenue, 2011C, Pre-Refunded, 5%, 5/01/29 ............................. 10,000,000 10,319,000
Town of Cary ,
Combined Utility Systems, Revenue, 2013, Pre-Refunded, 5%, 12/01/42 ........ 10,000,000 11,051,800
Combined Utility Systems, Revenue, 2017, 5%, 12/01/41 .................... 1,710,000 2,086,713
Combined Utility Systems, Revenue, 2017B, Refunding, 4%, 12/01/42 .......... 8,000,000 9,274,960
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,229,930
University of North Carolina , System , Revenue , 2008A , Refunding , AGMC Insured , 5% ,
10/01/33 ........................................................ 160,000 160,546
University of North Carolina at Chapel Hill , Hospitals at Chapel Hill , Revenue , 2016 ,
5% , 2/01/46 ...................................................... 4,265,000 4,939,680
University of North Carolina at Charlotte (The) ,
Revenue, 2012A, Pre-Refunded, 5%, 4/01/37 ............................. 12,995,000 13,972,354
Revenue, 2012A, Pre-Refunded, 5%, 4/01/41 ............................. 18,000,000 19,353,780
Revenue, 2014, 5%, 4/01/43 ......................................... 5,000,000 5,560,200
Revenue, 2015, Refunding, 5%, 4/01/45 ................................. 9,450,000 10,786,419
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 12,073,600
Revenue, 2017A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,570,153
Revenue, 2020A, Refunding, 4%, 10/01/40 .............................. 290,000 340,921
Revenue, 2020A, Refunding, 4%, 10/01/49 .............................. 2,800,000 3,237,304
University of North Carolina at Greensboro ,
Revenue, 2014, 5%, 4/01/39 ......................................... 3,500,000 3,916,185
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,398,294
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,155,990

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Greensboro, (continued)
Revenue, 2018, 5%, 4/01/43 ......................................... $ 2,500,000 $ 3,041,300
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,408,930
Western Carolina University ,
Revenue, 2020, 4%, 10/01/45 ........................................ 5,980,000 7,028,533
Revenue, 2020, 4%, 10/01/49 ........................................ 4,255,000 4,988,860
802,996,629
U.S. Territories 0.8%
Puerto Rico 0.8%
a
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
10,000,000 6,912,500
Total Municipal Bonds (Cost $761,235,842) .....................................
809,909,129
a a a a
Short Term Investments 5.0%
Municipal Bonds 5.0%
North Carolina 5.0%
b
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 1/15/48 ................................. 8,590,000 8,590,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 1/15/48 ................................. 900,000 900,000
b
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001B , SPA Bank of Montreal , Daily VRDN and Put , 0.03% ,
10/01/35 ........................................................ 29,775,000 29,775,000
b
Raleigh Durham Airport Authority , Revenue , 2008C , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 0.05% , 5/01/36 ................................... 3,675,000 3,675,000
42,940,000
Total Municipal Bonds (Cost $42,940,000) ......................................
42,940,000
Total Short Term Investments (Cost $42,940,000 ) ................................
42,940,000
a
Total Investments (Cost $804,175,842) 98.6% ...................................
$852,849,129
Other Assets, less Liabilities 1.4% .............................................
12,770,322
Net Assets 100.0% ...........................................................
$865,619,451
See Abbreviations on page 159 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
.................................................. 0.12 0.28 0.15
Net realized and unrealized gains (losses) .................................... (0.18) 0.52 0.05
Total from investment operations ............................................. (0.06) 0.80 0.20
Less distributions from:
Net investment income ................................................... (0.12) (0.30) (0.15)
Net asset value, end of period ............................................... $11.24 $11.42 $10.92
Total return
e
............................................................ (0.52)% 7.40% 1.90%
Ratios to average net assets
f
Expenses
g
............................................................. 0.84% 0.84% 0.84%
Net investment income .................................................... 2.10% 2.54% 3.01%
Supplemental data
Net assets, end of period (000’s) ............................................. $95,859 $77,058 $39,565
Portfolio turnover rate ..................................................... 13.23% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.42 $10.91 $10.91 $11.31 $11.54 $11.65
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.34 0.35 0.40 0.42
Net realized and unrealized gains (losses) (0.18) 0.52 —
d
(0.39) (0.23) (0.11)
Total from investment operations ........ (0.05) 0.82 0.34 (0.04) 0.17 0.31
Less distributions from:
Net investment income .............. (0.13) (0.31) (0.34) (0.36) (0.40) (0.42)
Net asset value, end of period .......... $11.24 $11.42 $10.91 $10.91 $11.31 $11.54
Total return
e
....................... (0.44)% 7.66% 3.22% (0.34)% 1.51% 2.72%
Ratios to average net assets
f
Expenses ......................... 0.69%
g
0.69%
g
0.69%
g
0.68%
h
0.65% 0.65%
Net investment income ............... 2.27% 2.69% 3.16% 3.15% 3.46% 3.65%
Supplemental data
Net assets, end of period (000’s) ........ $372,749 $398,547 $402,739 $454,423 $509,170 $540,857
Portfolio turnover rate ................ 13.23% 14.44% 9.60% 9.87% 17.44% 5.30%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.62 $11.10 $11.09 $11.49 $11.72 $11.82
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.24 0.29 0.30 0.34 0.36
Net realized and unrealized gains (losses) (0.18) 0.54 —
d
(0.40) (0.23) (0.11)
Total from investment operations ........ (0.08) 0.78 0.29 (0.10) 0.11 0.25
Less distributions from:
Net investment income .............. (0.10) (0.26) (0.28) (0.30) (0.34) (0.35)
Net asset value, end of period .......... $11.44 $11.62 $11.10 $11.09 $11.49 $11.72
Total return
e
....................... (0.71)% 7.07% 2.68% (0.89)% 0.92% 2.20%
Ratios to average net assets
f
Expenses ......................... 1.24%
g
1.24%
g
1.24%
g
1.23%
h
1.20% 1.20%
Net investment income ............... 1.70% 2.14% 2.61% 2.60% 2.91% 3.10%
Supplemental data
Net assets, end of period (000’s) ........ $41,898 $52,357 $62,041 $90,666 $107,936 $110,753
Portfolio turnover rate ................ 13.23% 14.44% 9.60% 9.87% 17.44% 5.30%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.43 $10.92 $10.91 $11.25
Income from investment operations
c
:
Net investment income
d
...................................... 0.14 0.32 0.36 0.22
Net realized and unrealized gains (losses) ........................ (0.18) 0.52 0.01 (0.35)
Less distributions from:
Net investment income ....................................... (0.14) (0.33) (0.36) (0.21)
Net asset value, end of period ................................... $11.25 $11.43 $10.92 $10.91
Total return
e
................................................ (0.37)% 7.80% 3.44% (1.14)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.57% 0.56% 0.57% 0.57%
Expenses net of waiver and payments by affiliates .................... 0.55%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................................ 2.40% 2.83% 3.30% 3.29%
Supplemental data
Net assets, end of period (000’s) ................................. $5,891 $5,829 $4,947 $5,028
Portfolio turnover rate ......................................... 13.23% 14.44% 9.60% 9.87%
a
For the period August 1, 2017 (effective date) to February 28, 2018.
b
For the year ended February 29.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.43 $10.92 $10.92 $11.31 $11.54 $11.65
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.31 0.35 0.36 0.41 0.43
Net realized and unrealized gains (losses) (0.18) 0.53 0.01 (0.38) (0.22) (0.11)
Total from investment operations ........ (0.05) 0.84 0.36 (0.02) 0.19 0.32
Less distributions from:
Net investment income .............. (0.13) (0.33) (0.36) (0.37) (0.42) (0.43)
Net asset value, end of period .......... $11.25 $11.43 $10.92 $10.92 $11.31 $11.54
Total return
d
....................... (0.39)% 7.76% 3.32% (0.15)% 1.60% 2.82%
Ratios to average net assets
e
Expenses ......................... 0.59%
f
0.59%
f
0.59%
f
0.58%
g
0.55% 0.55%
Net investment income ............... 2.36% 2.79% 3.26% 3.25% 3.56% 3.75%
Supplemental data
Net assets, end of period (000’s) ........ $115,472 $109,844 $84,880 $85,293 $87,359 $52,952
Portfolio turnover rate ................ 13.23% 14.44% 9.60% 9.87% 17.44% 5.30%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Virginia Tax-Free Income Fund
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121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 92.1%
Virginia 85.7%
Alexandria Industrial Development Authority , Goodwin House, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 10/01/45 ................................ $ 975,000 $ 1,039,233
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System , Revenue , 2020 , Refunding , 4% , 7/01/45 .................... 2,000,000 2,302,020
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,139,350
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,508,120
Chesterfield County Economic Development Authority ,
Bon Secours Health System, Inc. Obligated Group, Revenue, 2008 C-2, Pre-
Refunded, AGMC Insured, 5%, 11/01/42 ............................... 8,000,000 8,060,560
Bon Secours Health System, Inc. Obligated Group, Revenue, 2008C-1, Pre-
Refunded, AGMC Insured, 5%, 11/01/42 ............................... 2,250,000 2,267,032
City of Bristol , Revenue , 2001 , Refunding , AGMC Insured , ETM, 5% , 7/15/21 ......
270,000 281,227
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 5,012,524
City of Norfolk ,
GO, 2012 C, Pre-Refunded, 5%, 10/01/42 ............................... 7,825,000 8,045,587
GO, 2013A, Pre-Refunded, 5%, 8/01/32 ................................. 5,845,000 6,657,864
GO, 2016A, Pre-Refunded, 5%, 10/01/41 ................................ 1,040,000 1,334,299
GO, 2016A, Pre-Refunded, 5%, 10/01/46 ................................ 2,500,000 3,207,450
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,432,561
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,561,701
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,527,583
City of Portsmouth ,
GO, 2012A, Pre-Refunded, 5%, 7/15/41 ................................. 5,990,000 6,522,691
GO, 2012A, Refunding, 5%, 7/15/41 .................................... 4,010,000 4,329,637
City of Richmond ,
Public Utility, Revenue, 2013A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 11,134,100
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 12,326,100
City of Suffolk ,
GO, 2011, Pre-Refunded, 5%, 2/01/41 .................................. 10,000,000 10,199,447
GO, 2012, Pre-Refunded, 5%, 6/01/42 .................................. 10,000,000 10,362,000
County of Arlington , GO , 2019 , 4% , 6/15/34 ................................
2,000,000 2,465,440
County of Fairfax ,
GO, 2018A, 4%, 10/01/34 ........................................... 3,000,000 3,625,380
GO, 2020A, Refunding, 5%, 10/01/34 ................................... 5,000,000 6,745,050
GO, 2020A, Refunding, 5%, 10/01/35 ................................... 3,000,000 4,028,250
GO, 2020A, Refunding, 5%, 10/01/36 ................................... 5,030,000 6,724,054
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,465,621
County of Smyth , GO , 2011 A , Pre-Refunded , 5% , 11/01/31 ....................
4,145,000 4,375,172
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,165,766
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,269,184
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,536,585
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,811,900
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . 5,000,000 5,646,850
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,309,789
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 6,097,850
Farmville Industrial Development Authority , Longwood Housing Foundation LLC ,
Revenue , 2018 A , Refunding , 5% , 1/01/48 ............................... 5,000,000 5,214,150
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,911,014
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,526,586

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Hampton Roads Sanitation District, (continued)
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ $ 11,840,000 $ 15,107,485
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2018 A , 5% , 7/01/48 ................................................ 20,000,000 24,563,800
Henrico County Economic Development Authority , Bon Secours Health System, Inc.
Obligated Group , Revenue , 2013C , Pre-Refunded , 5% , 11/01/30 .............. 7,000,000 7,701,050
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017A, 5%, 1/01/42 . 2,000,000 2,064,020
Washington & Lee University (The), Revenue, 2013, Pre-Refunded, 5%, 1/01/43 .. 10,000,000 10,640,200
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,394,543
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,852,215
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,710,930
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 A , Refunding , 5% , 1/01/47 ....................................... 4,500,000 5,114,520
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/36 ................. 1,200,000 1,437,480
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/37 ................. 500,000 596,820
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/38 ................. 1,750,000 2,082,307
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,188,190
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 945,000
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,444,012
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,492,390
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,396,716
Prince William County Industrial Development Authority ,
George Mason University Foundation Prince William Life Sciences LAB LLC,
Revenue, 2011AA, Pre-Refunded, 5.125%, 9/01/41 ....................... 3,200,000 3,354,624
Novant Health Obligated Group, Revenue, 2013B, Refunding, 5%, 11/01/46 ...... 10,000,000 10,599,000
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 7,498,646
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 10,055,000 11,476,375
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,025,788
Stafford County & Staunton Industrial Development Authority , Revenue , 2007E ,
Refunding , AGMC Insured , 5% , 8/01/37 ................................. 960,000 960,346
University of Virginia ,
Revenue, 2013A, Pre-Refunded, 5%, 6/01/43 ............................. 15,000,000 16,967,100
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 9,630,000 11,751,200
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 7,090,182
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,936,620
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,438,161
Virginia College Building Authority ,
Revenue, 2016 A, Refunding, 5%, 9/01/27 ............................... 4,000,000 5,036,800
Revenue, 2016A, Refunding, 4%, 2/01/30 ............................... 7,000,000 8,122,380
Revenue, 2019A, 4%, 2/01/34 ........................................ 5,000,000 6,042,800
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 6,056,950
Washington & Lee University (The), Revenue, 2015A, Refunding, 5%, 1/01/40 .... 5,000,000 5,672,700
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,818,559
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,972,600
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,500,522

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
$ 3,805,000 $ 4,157,001
Virginia Public Building Authority , Revenue , 2019A , 4% , 8/01/35 ................
1,250,000 1,537,663
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,852,400
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,916,747
Revenue, 2019A, 5%, 8/01/30 ........................................ 3,535,000 4,799,682
Revenue, 2019A, 5%, 8/01/31 ........................................ 2,625,000 3,529,365
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,919,809
County of Prince William, Revenue, 2019 A, 3%, 10/01/38 ................... 5,455,000 6,072,615
Virginia Resources Authority ,
Revenue, 2008, Refunding, 5%, 11/01/38 ................................ 135,000 135,442
Revenue, 2011B, Pre-Refunded, 5%, 11/01/41 ............................ 9,410,000 9,921,151
Revenue, 2015 A, 5%, 11/01/38 ....................................... 5,165,000 6,235,498
Revenue, 2015B, Refunding, 5%, 11/01/45 ............................... 5,255,000 6,282,510
Revenue, 2018C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,677,068
Revenue, 2020 B, Refunding, 4%, 11/01/32 .............................. 1,470,000 1,879,954
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,489,520
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,588,725
Bon Secours Mercy Health, Inc., Revenue, 2020A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,685,350
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,466,250
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,639,400
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 10,095,634
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,711,150
541,815,692
U.S. Territories 6.4%
District of Columbia 5.3%
Metropolitan Washington Airports Authority ,
Revenue, 2010-A, 5%, 10/01/35 ....................................... 12,000,000 12,046,680
Revenue, 2019A, Refunding, 5%, 10/01/49 .............................. 5,000,000 6,081,550
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/42 ........................................ 5,000,000 6,072,750
Revenue, 2020A, 5%, 7/15/45 ........................................ 7,000,000 8,975,260
33,176,240
Puerto Rico 1.1%
a
Puerto Rico Electric Power Authority ,
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,550,000 3,156,562
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,110,000 3,532,288
6,688,850
Total U.S. Territories .................................................................... 39,865,090
Total Municipal Bonds (Cost $545,884,203) .....................................
581,680,782
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
124
s
Short Term Investments 6.8%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 6.8%
Virginia 6.8%
b
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.03% ,
10/01/48 ........................................................ $ 22,555,000 $ 22,555,000
b
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.04% , 11/01/36 ...................... 20,120,000 20,120,000
42,675,000
Total Municipal Bonds (Cost $42,675,000) ......................................
42,675,000
Total Short Term Investments (Cost $42,675,000 ) ................................
42,675,000
a
Total Investments (Cost $588,559,203) 98.9% ...................................
$624,355,782
Other Assets, less Liabilities 1.1% .............................................
7,513,809
Net Assets 100.0% ...........................................................
$631,869,591
See abbreviations on page 159 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $223,774,618 $517,689,650 $446,805,749
Value - Unaffiliated issuers ................................ $241,514,109 $553,111,189 $472,812,791
Cash .................................................. 1,685,512 3,169,137 12,479
Receivables:
Capital shares sold ...................................... 219,632 538,765 491,762
Interest ............................................... 2,770,903 6,381,797 4,581,249
Other assets ............................................ 139 319 273
Total assets ........................................ 246,190,295 563,201,207 477,898,554
Liabilities:
Payables:
Investment securities purchased ............................ — 15,701,531 3,585,220
Capital shares redeemed ................................. 364,963 1,248,290 628,491
Management fees ....................................... 120,253 240,685 212,031
Distribution fees ........................................ 34,731 67,937 67,287
Transfer agent fees ...................................... 35,140 82,379 76,158
Distributions to shareholders ............................... 55,991 229,900 103,332
Accrued expenses and other liabilities ......................... 36,698 57,122 52,508
Total liabilities ....................................... 647,776 17,627,844 4,725,027
Net assets, at value ............................... $245,542,519 $545,573,363 $473,173,527
Net assets consist of:
Paid-in capital ........................................... $245,400,768 $578,245,458 $472,104,042
Total distributable earnings (losses) ........................... 141,751 (32,672,095) 1,069,485
Net assets, at value ............................... $245,542,519 $545,573,363 $473,173,527

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $23,780,322 $68,996,647 $69,123,562
Shares outstanding ...................................... 2,106,846 6,471,788 5,770,496
Net asset value per share
a
................................ $11.29 $10.66 $11.98
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.73 $11.08 $12.45
Class A1:
Net assets, at value ..................................... $180,276,969 $409,863,457 $284,059,620
Shares outstanding ...................................... 15,989,800 38,480,904 23,713,532
Net asset value per share
a
................................ $11.27 $10.65 $11.98
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.71 $11.06 $12.45
Class C:
Net assets, at value ..................................... $25,628,075 $30,586,982 $50,890,239
Shares outstanding ...................................... 2,242,745 2,809,110 4,183,680
Net asset value and maximum offering price per share
a
........... $11.43 $10.89 $12.16
Class R6:
Net assets, at value ..................................... $1,892,567 $4,391,278 $5,021,938
Shares outstanding ...................................... 167,846 411,171 419,131
Net asset value and maximum offering price per share ........... $11.28 $10.68 $11.98
Advisor Class:
Net assets, at value ..................................... $13,964,586 $31,734,999 $64,078,168
Shares outstanding ...................................... 1,238,426 2,972,425 5,346,990
Net asset value and maximum offering price per share ........... $11.28 $10.68 $11.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $133,736,198 $355,075,911 $392,272,638
Value - Unaffiliated issuers ................................ $142,021,614 $377,650,742 $415,180,756
Cash .................................................. 716,930 18,242,751 1,594,799
Receivables:
Investment securities sold ................................. — 688,750 878,156
Capital shares sold ...................................... 300,916 1,791 235,182
Interest ............................................... 1,714,746 4,536,559 4,070,197
Other assets ............................................ 85 230 243
Total assets ........................................ 144,754,291 401,120,823 421,959,333
Liabilities:
Payables:
Investment securities purchased ............................ — 13,279,890 —
Capital shares redeemed ................................. 553,348 328,313 648,071
Management fees ....................................... 75,488 176,848 190,359
Distribution fees ........................................ 12,478 51,408 58,155
Transfer agent fees ...................................... 19,656 57,166 71,832
Distributions to shareholders ............................... 11,521 36,183 109,282
Accrued expenses and other liabilities ......................... 32,778 50,916 45,509
Total liabilities ....................................... 705,269 13,980,724 1,123,208
Net assets, at value ............................... $144,049,022 $387,140,099 $420,836,125
Net assets consist of:
Paid-in capital ........................................... $146,236,534 $392,681,752 $442,416,735
Total distributable earnings (losses) ........................... (2,187,512) (5,541,653) (21,580,610)
Net assets, at value ............................... $144,049,022 $387,140,099 $420,836,125

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $10,686,210 $53,292,336 $69,854,982
Shares outstanding ...................................... 968,327 4,718,001 6,319,757
Net asset value per share
a
................................ $11.04 $11.30 $11.05
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.47 $11.74 $11.48
Class A1:
Net assets, at value ..................................... $118,896,409 $265,836,261 $254,184,631
Shares outstanding ...................................... 10,783,798 23,547,699 22,990,072
Net asset value per share
a
................................ $11.03 $11.29 $11.06
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.46 $11.73 $11.49
Class C:
Net assets, at value ..................................... — $31,663,502 $38,778,009
Shares outstanding ...................................... — 2,758,719 3,436,026
Net asset value and maximum offering price per share
a
........... — $11.48 $11.29
Class R6:
Net assets, at value ..................................... $2,068,311 $6,044,461 $4,331,966
Shares outstanding ...................................... 187,502 535,283 391,208
Net asset value and maximum offering price per share ........... $11.03 $11.29 $11.07
Advisor Class:
Net assets, at value ..................................... $12,398,092 $30,303,539 $53,686,537
Shares outstanding ...................................... 1,124,014 2,683,035 4,850,098
Net asset value and maximum offering price per share ........... $11.03 $11.29 $11.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $932,472,912 $804,175,842 $588,559,203
Value - Unaffiliated issuers ................................ $993,513,020 $852,849,129 $624,355,782
Cash .................................................. 4,831,473 4,863,013 1,540,435
Receivables:
Investment securities sold ................................. 2,115,225 — 1,442,931
Capital shares sold ...................................... 867,038 874,178 201,052
Interest ............................................... 12,888,680 9,510,368 6,058,704
Other assets ............................................ 586 495 363
Total assets ........................................ 1,014,216,022 868,097,183 633,599,267
Liabilities:
Payables:
Investment securities purchased ............................ 5,969,350 — —
Capital shares redeemed ................................. 1,227,615 1,655,746 1,106,998
Management fees ....................................... 425,391 368,205 273,784
Distribution fees ........................................ 135,112 112,324 74,938
Transfer agent fees ...................................... 134,056 111,281 89,601
Distributions to shareholders ............................... 160,625 149,076 119,961
Accrued expenses and other liabilities ......................... 90,281 81,100 64,394
Total liabilities ....................................... 8,142,430 2,477,732 1,729,676
Net assets, at value ............................... $1,006,073,592 $865,619,451 $631,869,591
Net assets consist of:
Paid-in capital ........................................... $1,026,180,005 $912,549,838 $654,316,752
Total distributable earnings (losses) ........................... (20,106,413) (46,930,387) (22,447,161)
Net assets, at value ............................... $1,006,073,592 $865,619,451 $631,869,591

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $146,532,127 $127,743,626 $95,858,872
Shares outstanding ...................................... 12,307,882 10,886,774 8,526,836
Net asset value per share
a
................................ $11.91 $11.73 $11.24
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.37 $12.19 $11.68
Class A1:
Net assets, at value ..................................... $670,386,153 $540,795,796 $372,749,231
Shares outstanding ...................................... 56,345,724 46,104,325 33,163,611
Net asset value per share
a
................................ $11.90 $11.73 $11.24
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.36 $12.19 $11.68
Class C:
Net assets, at value ..................................... $83,798,630 $70,204,198 $41,898,138
Shares outstanding ...................................... 6,970,242 5,886,647 3,663,686
Net asset value and maximum offering price per share
a
........... $12.02 $11.93 $11.44
Class R6:
Net assets, at value ..................................... $27,776,911 $12,665,562 $5,891,116
Shares outstanding ...................................... 2,332,313 1,080,192 523,776
Net asset value and maximum offering price per share ........... $11.91 $11.73 $11.25
Advisor Class:
Net assets, at value ..................................... $77,579,771 $114,210,269 $115,472,234
Shares outstanding ...................................... 6,515,876 9,735,671 10,264,060
Net asset value and maximum offering price per share ........... $11.91 $11.73 $11.25

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $4,404,565 $10,975,826 $8,166,305
Expenses:
Management fees (Note 3 a ) ................................. 675,382 1,354,299 1,187,729
Distribution fees: (Note 3c )
Class A .............................................. 23,945 75,088 74,990
Class A1 ............................................. 90,889 208,362 143,868
Class C .............................................. 94,373 108,159 185,475
Transfer agent fees: (Note 3e )
Class A .............................................. 5,929 19,873 21,663
Class A1 ............................................. 56,133 137,948 104,592
Class C .............................................. 8,960 11,016 20,753
Class R6 ............................................. 363 930 1,112
Advisor Class .......................................... 3,781 9,997 21,877
Custodian fees (Note 4 ) .................................... 895 2,015 1,758
Reports to shareholders .................................... 8,323 14,515 13,949
Registration and filing fees .................................. 9,181 16,428 9,979
Professional fees ......................................... 25,121 36,810 28,400
Trustees' fees and expenses ................................ 744 1,735 1,430
Other .................................................. 11,498 19,209 18,118
Total expenses ....................................... 1,015,517 2,016,384 1,835,693
Expense reductions (Note 4 ) ............................. (1,584) (3,596) (3,089)
Expenses waived/paid by affiliates (Not e 3f) .................. (109) (353) (403)
Net expenses ....................................... 1,013,824 2,012,435 1,832,201
Net investment income .............................. 3,390,741 8,963,391 6,334,104
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (175,722) (1,040,521) (2,396,027)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (2,384,318) (8,594,148) (6,484,249)
Net realized and unrealized gain (loss) .......................... (2,560,040) (9,634,669) (8,880,276)
Net increase (decrease) in net assets resulting from operations ........ $830,701 $(671,278) $(2,546,172)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $2,618,617 $6,678,179 $7,345,381
Expenses:
Management fees (Note 3 a ) ................................. 429,689 991,994 1,066,775
Distribution fees: (Note 3c )
Class A .............................................. 12,265 58,434 77,736
Class A1 ............................................. 61,129 135,258 127,874
Transfer agent fees: (Note 3e )
Class A .............................................. 3,537 15,726 23,841
Class A1 ............................................. 43,883 90,801 97,926
Class R6 ............................................. 642 1,359 868
Advisor Class .......................................... 4,331 9,259 20,240
Custodian fees (Note 4 ) .................................... 547 1,430 1,725
Reports to shareholders .................................... 6,965 11,461 11,840
Registration and filing fees .................................. 5,307 7,450 9,913
Professional fees ......................................... 24,971 28,428 31,362
Trustees' fees and expenses ................................ 458 1,175 1,291
Other .................................................. 10,360 16,606 15,731
Total expenses ....................................... 604,084 1,494,819 1,640,181
Expense reductions (Note 4 ) ............................. (985) (2,550) (2,747)
Expenses waived/paid by affiliates (Not e 3f) .................. (338) (557) (294)
Net expenses ....................................... 602,761 1,491,712 1,637,140
Net investment income .............................. 2,015,856 5,186,467 5,708,241
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (735,060) (884,532) (2,693,863)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (2,088,383) (9,080,598) (8,739,501)
Net realized and unrealized gain (loss) .......................... (2,823,443) (9,965,130) (11,433,364)
Net increase (decrease) in net assets resulting from operations ........ $(807,587) $(4,778,663) $(5,725,123)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $16,393,555 $13,508,013 $9,149,708
Expenses:
Management fees (Note 3 a ) ................................. 2,396,375 2,056,727 1,522,272
Distribution fees: (Note 3c )
Class A .............................................. 161,109 135,876 100,282
Class A1 ............................................. 338,538 272,864 189,166
Class C .............................................. 314,914 265,222 154,681
Transfer agent fees: (Note 3e )
Class A .............................................. 41,158 34,387 28,335
Class A1 ............................................. 215,729 172,283 133,337
Class C .............................................. 30,833 25,729 16,752
Class R6 ............................................. 4,551 2,420 1,291
Advisor Class .......................................... 24,705 33,914 37,763
Custodian fees (Note 4 ) .................................... 3,807 3,121 2,442
Reports to shareholders .................................... 26,962 22,203 16,269
Registration and filing fees .................................. 10,897 10,961 16,051
Professional fees ......................................... 47,290 40,516 33,349
Trustees' fees and expenses ................................ 3,051 2,600 1,908
Other .................................................. 30,597 25,801 20,150
Total expenses ....................................... 3,650,516 3,104,624 2,274,048
Expense reductions (Note 4 ) ............................. (6,631) (5,600) (4,112)
Expenses waived/paid by affiliates (Not e 3f) .................. (675) (687) (437)
Net expenses ....................................... 3,643,210 3,098,337 2,269,499
Net investment income .............................. 12,750,345 10,409,676 6,880,209
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (7,514,211) (2,504,414) (4,613,275)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (9,429,210) (6,628,621) (6,131,054)
Net realized and unrealized gain (loss) .......................... (16,943,421) (9,133,035) (10,744,329)
Net increase (decrease) in net assets resulting from operations ........ $(4,193,076) $1,276,641 $(3,864,120)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin Alabama Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,390,741 $6,672,461 $8,963,391 $18,352,136
Net realized gain (loss) ............ (175,722) 46,250 (1,040,521) (3,433,019)
Net change in unrealized appreciation
(depreciation) ................. (2,384,318) 12,131,982 (8,594,148) 24,683,958
Net increase (decrease) in net
assets resulting from operations . 830,701 18,850,693 (671,278) 39,603,075
Distributions to shareholders:
Class A ........................ (248,691) (317,567) (914,316) (1,344,456)
Class A1 ....................... (2,505,217) (5,589,570) (6,690,750) (15,447,317)
Class C ........................ (316,576) (744,996) (434,664) (1,065,910)
Class R6 ....................... (24,441) (34,140) (63,752) (104,819)
Advisor Class ................... (174,350) (322,459) (499,009) (1,046,757)
Total distributions to shareholders ..... (3,269,275) (7,008,732) (8,602,491) (19,009,259)
Capital share transactions: (Note 2 )
Class A ........................ 7,488,361 8,513,207 13,598,808 25,615,355
Class A1 ....................... (4,352,977) (10,994,521) (20,136,465) (42,082,463)
Class C ........................ (5,226,112) (974,330) (4,294,608) (5,016,824)
Class R6 ....................... 245,824 778,923 1,086,342 890,154
Advisor Class ................... 2,369,309 2,867,278 767,314 4,938,718
Total capital share transactions ....... 524,405 190,557 (8,978,609) (15,655,060)
Net increase (decrease) in net
assets ..................... (1,914,169) 12,032,518 (18,252,378) 4,938,756
Net assets:
Beginning of period ................ 247,456,688 235,424,170 563,825,741 558,886,985
End of period ..................... $245,542,519 $247,456,688 $545,573,363 $563,825,741

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
Franklin Georgia Tax-Free Income Fund Franklin Kentucky Tax-Free Income Fund
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $6,334,104 $13,181,495 $2,015,856 $4,140,560
Net realized gain (loss) ............ (2,396,027) 508,055 (735,060) 109,195
Net change in unrealized appreciation
(depreciation) ................. (6,484,249) 23,836,229 (2,088,383) 6,635,270
Net increase (decrease) in net
assets resulting from operations . (2,546,172) 37,525,779 (807,587) 10,885,025
Distributions to shareholders:
Class A ........................ (770,402) (990,716) (123,855) (166,370)
Class A1 ....................... (3,920,403) (9,536,034) (1,638,393) (3,839,796)
Class C ........................ (611,707) (1,680,955) — —
Class R6 ....................... (67,703) (142,672) (28,638) (60,797)
Advisor Class ................... (855,366) (1,523,717) (167,517) (332,091)
Total distributions to shareholders ..... (6,225,581) (13,874,094) (1,958,403) (4,399,054)
Capital share transactions: (Note 2 )
Class A ........................ 15,058,562 33,354,372 1,842,853 5,918,655
Class A1 ....................... (19,416,811) (20,279,178) (6,627,481) (8,020,923)
Class C ........................ (10,375,765) (13,498,201) — —
Class R6 ....................... 140,745 967,492 (52,422) 232,390
Advisor Class ................... 10,962,091 11,265,270 445,464 2,397,011
Total capital share transactions ....... (3,631,178) 11,809,755 (4,391,586) 527,133
Net increase (decrease) in net
assets ..................... (12,402,931) 35,461,440 (7,157,576) 7,013,104
Net assets:
Beginning of period ................ 485,576,458 450,115,018 151,206,598 144,193,494
End of period ..................... $473,173,527 $485,576,458 $144,049,022 $151,206,598

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,186,467 $10,775,756 $5,708,241 $11,470,348
Net realized gain (loss) ............ (884,532) 294,951 (2,693,863) 17,272
Net change in unrealized appreciation
(depreciation) ................. (9,080,598) 21,652,708 (8,739,501) 21,754,293
Net increase (decrease) in net
assets resulting from operations . (4,778,663) 32,723,415 (5,725,123) 33,241,913
Distributions to shareholders:
Class A ........................ (592,120) (868,582) (826,964) (1,162,390)
Class A1 ....................... (3,646,661) (8,535,152) (3,598,711) (8,328,834)
Class C ........................ (370,111) (958,351) (467,978) (1,220,752)
Class R6 ....................... (75,403) (140,907) (56,418) (81,311)
Advisor Class ................... (383,350) (706,042) (769,401) (1,439,823)
Total distributions to shareholders ..... (5,067,645) (11,209,034) (5,719,472) (12,233,110)
Capital share transactions: (Note 2 )
Class A ........................ 6,570,414 28,141,868 11,270,255 31,400,326
Class A1 ....................... (17,086,355) (10,470,379) (8,946,373) (23,272,391)
Class C ........................ (5,504,989) (6,326,360) (5,501,929) (13,320,361)
Class R6 ....................... 791,790 1,259,432 787,409 1,755,413
Advisor Class ................... 3,046,170 7,048,753 1,035,883 7,401,335
Total capital share transactions ....... (12,182,970) 19,653,314 (1,354,755) 3,964,322
Net increase (decrease) in net
assets ..................... (22,029,278) 41,167,695 (12,799,350) 24,973,125
Net assets:
Beginning of period ................ 409,169,377 368,001,682 433,635,475 408,662,350
End of period ..................... $387,140,099 $409,169,377 $420,836,125 $433,635,475

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,750,345 $26,881,430 $10,409,676 $21,642,436
Net realized gain (loss) ............ (7,514,211) (1,223,912) (2,504,414) (4,208,612)
Net change in unrealized appreciation
(depreciation) ................. (9,429,210) 55,206,464 (6,628,621) 44,578,512
Net increase (decrease) in net
assets resulting from operations . (4,193,076) 80,863,982 1,276,641 62,012,336
Distributions to shareholders:
Class A ........................ (1,578,962) (2,479,973) (1,253,938) (1,909,150)
Class A1 ....................... (8,817,757) (20,398,654) (6,736,181) (15,553,662)
Class C ........................ (985,358) (2,461,941) (772,372) (2,120,789)
Class R6 ....................... (353,013) (617,229) (149,547) (265,318)
Advisor Class ................... (1,048,462) (2,074,408) (1,376,464) (2,625,964)
Total distributions to shareholders ..... (12,783,552) (28,032,205) (10,288,502) (22,474,883)
Capital share transactions: (Note 2 )
Class A ........................ 25,583,871 54,466,241 26,759,536 49,292,923
Class A1 ....................... (26,389,337) (29,874,112) (21,162,924) (35,901,046)
Class C ........................ (19,226,738) (9,631,476) (19,070,354) (19,677,843)
Class R6 ....................... 4,350,663 3,668,315 1,808,933 2,734,581
Advisor Class ................... (3,903,142) 19,150,636 9,446,987 16,966,358
Total capital share transactions ....... (19,584,683) 37,779,604 (2,217,822) 13,414,973
Net increase (decrease) in net
assets ..................... (36,561,311) 90,611,381 (11,229,683) 52,952,426
Net assets:
Beginning of period ................ 1,042,634,903 952,023,522 876,849,134 823,896,708
End of period ..................... $1,006,073,592 $1,042,634,903 $865,619,451 $876,849,134

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2020
(Unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,880,209 $16,399,628
Net realized gain (loss) ................................................. (4,613,275) 726,360
Net change in unrealized appreciation (depreciation) ........................... (6,131,054) 27,971,694
Net increase (decrease) in net assets resulting from operations ................ (3,864,120) 45,097,682
Distributions to shareholders:
Class A ............................................................. (847,465) (1,530,613)
Class A1 ............................................................ (4,303,447) (11,282,511)
Class C ............................................................. (404,624) (1,289,215)
Class R6 ............................................................ (68,593) (160,098)
Advisor Class ........................................................ (1,266,284) (2,853,868)
Total distributions to shareholders .......................................... (6,890,413) (17,116,305)
Capital share transactions: (Note 2 )
Class A ............................................................. 20,105,094 34,825,054
Class A1 ............................................................ (19,179,759) (22,227,828)
Class C ............................................................. (9,587,404) (12,220,357)
Class R6 ............................................................ 152,376 636,021
Advisor Class ........................................................ 7,497,984 20,469,834
Total capital share transactions ............................................ (1,011,709) 21,482,724
Net increase (decrease) in net assets ................................... (11,766,242) 49,464,101
Net assets:
Beginning of period ..................................................... 643,635,833 594,171,732
End of period .......................................................... $631,869,591 $643,635,833

Franklin Tax-Free Trust
139
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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds, nine of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Kentucky Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
140
franklintempleton.com
Semiannual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

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2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Florida Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 853,489 $9,603,424 1,998,514 $21,110,803
Shares issued in reinvestment of distributions .......... 20,791 233,163 82,528 870,056
Shares redeemed ............................... (208,444) (2,348,226) (798,354) (8,382,051)
Net increase (decrease) 665,836 $7,488,361 1,282,688 $13,598,808
Year ended February 29, 2020
Shares sold
a
................................... 966,960 $10,761,934 2,882,742 $30,728,486
Shares issued in reinvestment of distributions .......... 26,545 296,269 121,001 1,291,705
Shares redeemed ............................... (228,457) (2,544,996) (600,429) (6,404,836)
Net increase (decrease) 765,048 $8,513,207 2,403,314 $25,615,355
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 313,476 $3,490,853 587,707 $6,211,825
Shares issued in reinvestment of distributions .......... 198,196 2,218,407 517,326 5,445,585
Shares redeemed ............................... (902,786) (10,062,237) (3,031,574) (31,793,875)
Net increase (decrease) (391,114) $(4,352,977) (1,926,541) $(20,136,465)
Year ended February 29, 2020
Shares sold ................................... 589,102 $6,558,582 889,592 $9,456,567
Shares issued in reinvestment of distributions .......... 439,394 4,887,742 1,168,026 12,442,917
Shares redeemed ............................... (2,020,745) (22,440,845) (6,022,018) (63,981,947)
Net increase (decrease) (992,249) $(10,994,521) (3,964,400) $(42,082,463)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 97,659 $1,105,219 233,725 $2,518,501
Shares issued in reinvestment of distributions .......... 26,055 295,533 35,801 385,028
Shares redeemed
a
.............................. (582,842) (6,626,864) (667,409) (7,198,137)
Net increase (decrease) (459,128) $(5,226,112) (397,883) $(4,294,608)
Year ended February 29, 2020
Shares sold ................................... 408,310 $4,602,069 729,079 $7,937,140
Shares issued in reinvestment of distributions .......... 60,928 686,946 86,952 946,802
Shares redeemed
a
.............................. (556,983) (6,263,345) (1,277,713) (13,900,766)
Net increase (decrease) (87,745) $(974,330) (461,682) $(5,016,824)
Class R6

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Franklin Alabama Tax-Free
Income Fund
Franklin Florida Tax-Free Income
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 31,525 $354,073 134,831 $1,412,921
Shares issued in reinvestment of distributions .......... 2,182 24,441 6,033 63,749
Shares redeemed ............................... (11,978) (132,690) (37,296) (390,328)
Net increase (decrease) 21,729 $245,824 103,568 $1,086,342
Year ended February 29, 2020
Shares sold ................................... 76,244 $847,722 127,110 $1,354,069
Shares issued in reinvestment of distributions .......... 3,062 34,140 9,755 104,287
Shares redeemed ............................... (9,204) (102,939) (53,322) (568,202)
Net increase (decrease) 70,102 $778,923 83,543 $890,154
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 296,018 $3,324,509 577,107 $6,120,211
Shares issued in reinvestment of distributions .......... 14,154 158,540 37,503 395,852
Shares redeemed ............................... (100,122) (1,113,740) (543,736) (5,748,749)
Net increase (decrease) 210,050 $2,369,309 70,874 $767,314
Year ended February 29, 2020
Shares sold ................................... 397,535 $4,401,410 1,156,586 $12,298,645
Shares issued in reinvestment of distributions .......... 25,890 288,344 74,003 790,857
Shares redeemed ............................... (163,970) (1,822,476) (765,239) (8,150,784)
Net increase (decrease) 259,455 $2,867,278 465,350 $4,938,718
2. Shares of Beneficial Interest
(continued)

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Franklin Georgia Tax-Free
Income Fund
Franklin Kentucky Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 1,606,843 $19,099,119 238,412 $2,598,769
Shares issued in reinvestment of distributions .......... 61,176 724,780 11,214 122,796
Shares redeemed ............................... (404,282) (4,765,337) (80,889) (878,712)
Net increase (decrease) 1,263,737 $15,058,562 168,737 $1,842,853
Year ended February 29, 2020
Shares sold
a
................................... 3,117,046 $37,050,467 607,556 $6,652,693
Shares issued in reinvestment of distributions .......... 78,603 937,031 14,806 163,090
Shares redeemed ............................... (389,290) (4,633,126) (81,736) (897,128)
Net increase (decrease) 2,806,359 $33,354,372 540,626 $5,918,655
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 463,211 $5,510,422 261,747 $2,866,398
Shares issued in reinvestment of distributions .......... 296,057 3,504,876 144,287 1,577,623
Shares redeemed ............................... (2,427,158) (28,432,109) (1,012,797) (11,071,502)
Net increase (decrease) (1,667,890) $(19,416,811) (606,763) $(6,627,481)
Year ended February 29, 2020
Shares sold ................................... 1,294,228 $15,366,072 495,361 $5,434,664
Shares issued in reinvestment of distributions .......... 711,725 8,463,585 336,026 3,691,035
Shares redeemed ............................... (3,715,357) (44,108,835) (1,562,027) (17,146,622)
Net increase (decrease) (1,709,404) $(20,279,178) (730,640) $(8,020,923)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 246,355 $2,961,418 — $—
Shares issued in reinvestment of distributions .......... 45,584 547,810 — —
Shares redeemed
a
.............................. (1,150,650) (13,884,993) — —
Net increase (decrease) (858,711) $(10,375,765) — $—
Year ended February 29, 2020
Shares sold ................................... 626,977 $7,578,333 — $—
Shares issued in reinvestment of distributions .......... 124,153 1,498,211 — —
Shares redeemed
a
.............................. (1,873,564) (22,574,745) — —
Net increase (decrease) (1,122,434) $(13,498,201) — $ —
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Georgia Tax-Free
Income Fund
Franklin Kentucky Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 73,313 $870,742 15,612 $171,577
Shares issued in reinvestment of distributions .......... 5,686 67,359 2,617 28,637
Shares redeemed ............................... (68,293) (797,356) (23,334) (252,636)
Net increase (decrease) 10,706 $140,745 (5,105) $(52,422)
Year ended February 29, 2020
Shares sold ................................... 131,588 $1,560,954 34,215 $375,727
Shares issued in reinvestment of distributions .......... 11,981 142,606 5,531 60,797
Shares redeemed ............................... (61,736) (736,068) (18,587) (204,134)
Net increase (decrease) 81,833 $967,492 21,159 $232,390
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,397,399 $16,396,768 139,341 $1,509,687
Shares issued in reinvestment of distributions .......... 65,001 770,485 14,601 159,715
Shares redeemed ............................... (525,641) (6,205,162) (113,239) (1,223,938)
Net increase (decrease) 936,759 $10,962,091 40,703 $445,464
Year ended February 29, 2020
Shares sold ................................... 1,735,463 $20,636,393 312,689 $3,431,829
Shares issued in reinvestment of distributions .......... 111,515 1,327,560 28,939 318,227
Shares redeemed ............................... (899,476) (10,698,683) (123,073) (1,353,045)
Net increase (decrease) 947,502 $11,265,270 218,555 $2,397,011
2. Shares of Beneficial Interest
(continued)

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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 1,139,052 $12,838,154 1,401,304 $15,392,960
Shares issued in reinvestment of distributions .......... 51,302 574,895 71,609 784,706
Shares redeemed ............................... (629,193) (6,842,635) (447,953) (4,907,411)
Net increase (decrease) 561,161 $6,570,414 1,024,960 $11,270,255
Year ended February 29, 2020
Shares sold
a
................................... 3,078,405 $34,636,302 3,248,038 $35,986,403
Shares issued in reinvestment of distributions .......... 76,182 859,627 100,259 1,113,665
Shares redeemed ............................... (654,843) (7,354,061) (514,895) (5,699,742)
Net increase (decrease) 2,499,744 $28,141,868 2,833,402 $31,400,326
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 404,378 $4,539,402 362,590 $3,993,034
Shares issued in reinvestment of distributions .......... 312,431 3,498,062 289,329 3,170,603
Shares redeemed ............................... (2,258,350) (25,123,819) (1,467,002) (16,110,010)
Net increase (decrease) (1,541,541) $(17,086,355) (815,083) $(8,946,373)
Year ended February 29, 2020
Shares sold ................................... 1,455,238 $16,330,759 1,367,506 $15,119,476
Shares issued in reinvestment of distributions .......... 726,822 8,179,032 659,493 7,313,403
Shares redeemed ............................... (3,114,671) (34,980,170) (4,126,564) (45,705,270)
Net increase (decrease) (932,611) $(10,470,379) (2,099,565) $(23,272,391)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 171,923 $1,957,312 197,980 $2,201,374
Shares issued in reinvestment of distributions .......... 31,416 357,443 38,211 427,381
Shares redeemed
a
.............................. (686,796) (7,819,744) (725,920) (8,130,684)
Net increase (decrease) (483,457) $(5,504,989) (489,729) $(5,501,929)
Year ended February 29, 2020
Shares sold ................................... 615,322 $7,034,147 593,992 $6,706,256
Shares issued in reinvestment of distributions .......... 80,192 916,973 97,844 1,106,804
Shares redeemed
a
.............................. (1,252,404) (14,277,480) (1,876,195) (21,133,421)
Net increase (decrease) (556,890) $(6,326,360) (1,184,359) $(13,320,361)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 123,284 $1,393,799 94,555 $1,043,371
Shares issued in reinvestment of distributions .......... 6,600 73,924 5,097 55,962
Shares redeemed ............................... (60,563) (675,933) (28,702) (311,924)
Net increase (decrease) 69,321 $791,790 70,950 $787,409
Year ended February 29, 2020
Shares sold ................................... 168,764 $1,897,182 182,503 $2,025,389
Shares issued in reinvestment of distributions .......... 12,230 137,806 7,272 80,894
Shares redeemed ............................... (68,779) (775,556) (31,620) (350,870)
Net increase (decrease) 112,215 $1,259,432 158,155 $1,755,413
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 758,814 $8,545,608 585,968 $6,417,604
Shares issued in reinvestment of distributions .......... 30,306 339,546 58,965 646,968
Shares redeemed ............................... (524,639) (5,838,984) (551,848) (6,028,689)
Net increase (decrease) 264,481 $3,046,170 93,085 $1,035,883
Year ended February 29, 2020
Shares sold ................................... 913,327 $10,262,374 1,502,504 $16,698,457
Shares issued in reinvestment of distributions .......... 55,037 620,131 111,097 1,234,116
Shares redeemed ............................... (341,337) (3,833,752) (950,652) (10,531,238)
Net increase (decrease) 627,027 $7,048,753 662,949 $7,401,335
2. Shares of Beneficial Interest
(continued)

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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 3,130,007 $37,047,482 3,164,137 $36,923,287
Shares issued in reinvestment of distributions .......... 130,308 1,535,601 99,370 1,155,558
Shares redeemed ............................... (1,110,262) (12,999,212) (986,752) (11,319,309)
Net increase (decrease) 2,150,053 $25,583,871 2,276,755 $26,759,536
Year ended February 29, 2020
Shares sold
a
................................... 5,063,615 $59,608,062 4,908,463 $56,828,039
Shares issued in reinvestment of distributions .......... 206,689 2,441,913 151,353 1,757,797
Shares redeemed ............................... (642,039) (7,583,734) (802,403) (9,292,913)
Net increase (decrease) 4,628,265 $54,466,241 4,257,413 $49,292,923
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,009,799 $11,920,887 1,089,947 $12,676,873
Shares issued in reinvestment of distributions .......... 696,885 8,200,277 521,152 6,052,245
Shares redeemed ............................... (3,975,715) (46,510,501) (3,463,080) (39,892,042)
Net increase (decrease) (2,269,031) $(26,389,337) (1,851,981) $(21,162,924)
Year ended February 29, 2020
Shares sold ................................... 3,283,944 $38,647,918 2,625,053 $30,414,867
Shares issued in reinvestment of distributions .......... 1,604,137 18,909,993 1,199,025 13,898,015
Shares redeemed ............................... (7,430,668) (87,432,023) (6,940,277) (80,213,928)
Net increase (decrease) (2,542,587) $(29,874,112) (3,116,199) $(35,901,046)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 423,905 $5,044,721 332,204 $3,921,480
Shares issued in reinvestment of distributions .......... 78,259 930,197 60,887 718,567
Shares redeemed
a
.............................. (2,106,824) (25,201,656) (2,003,029) (23,710,401)
Net increase (decrease) (1,604,660) $(19,226,738) (1,609,938) $(19,070,354)
Year ended February 29, 2020
Shares sold ................................... 1,144,383 $13,628,985 1,143,114 $13,458,607
Shares issued in reinvestment of distributions .......... 194,287 2,312,905 163,687 1,928,202
Shares redeemed
a
.............................. (2,153,940) (25,573,366) (2,983,622) (35,064,652)
Net increase (decrease) (815,270) $(9,631,476) (1,676,821) $(19,677,843)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 604,562 $7,045,973 243,474 $2,817,181
Shares issued in reinvestment of distributions .......... 26,174 308,365 12,534 145,685
Shares redeemed ............................... (257,554) (3,003,675) (100,799) (1,153,933)
Net increase (decrease) 373,182 $4,350,663 155,209 $1,808,933
Year ended February 29, 2020
Shares sold ................................... 595,581 $7,036,125 389,272 $4,506,054
Shares issued in reinvestment of distributions .......... 49,797 587,912 21,785 252,631
Shares redeemed ............................... (336,455) (3,955,722) (174,599) (2,024,104)
Net increase (decrease) 308,923 $3,668,315 236,458 $2,734,581
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 788,144 $9,287,131 1,714,242 $19,967,781
Shares issued in reinvestment of distributions .......... 70,400 829,198 112,299 1,305,194
Shares redeemed ............................... (1,202,788) (14,019,471) (1,029,538) (11,825,988)
Net increase (decrease) (344,244) $(3,903,142) 797,003 $9,446,987
Year ended February 29, 2020
Shares sold ................................... 2,353,795 $27,823,124 2,697,429 $31,273,316
Shares issued in reinvestment of distributions .......... 135,586 1,601,095 213,326 2,474,576
Shares redeemed ............................... (871,698) (10,273,583) (1,450,578) (16,781,534)
Net increase (decrease) 1,617,683 $19,150,636 1,460,177 $16,966,358
2. Shares of Beneficial Interest
(continued)

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Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 2,456,319 $27,490,624
Shares issued in reinvestment of distributions .......... 64,684 720,326
Shares redeemed ............................... (741,593) (8,105,856)
Net increase (decrease) 1,779,410 $20,105,094
Year ended February 29, 2020
Shares sold
a
................................... 3,764,847 $41,985,187
Shares issued in reinvestment of distributions .......... 117,098 1,309,573
Shares redeemed ............................... (758,950) (8,469,706)
Net increase (decrease) 3,122,995 $34,825,054
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 421,519 $4,692,989
Shares issued in reinvestment of distributions .......... 343,950 3,827,806
Shares redeemed ............................... (2,505,374) (27,700,554)
Net increase (decrease) (1,739,905) $(19,179,759)
Year ended February 29, 2020
Shares sold ................................... 1,495,566 $16,675,015
Shares issued in reinvestment of distributions .......... 895,337 9,993,023
Shares redeemed ............................... (4,386,693) (48,895,866)
Net increase (decrease) (1,995,790) $(22,227,828)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 178,447 $2,026,793
Shares issued in reinvestment of distributions .......... 32,113 363,517
Shares redeemed
a
.............................. (1,053,560) (11,977,714)
Net increase (decrease) (843,000) $(9,587,404)
Year ended February 29, 2020
Shares sold ................................... 503,199 $5,718,840
Shares issued in reinvestment of distributions .......... 101,156 1,148,068
Shares redeemed
a
.............................. (1,684,958) (19,087,265)
Net increase (decrease) (1,080,603) $(12,220,357)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 68,059 $756,180
Shares issued in reinvestment of distributions .......... 6,139 68,388
Shares redeemed ............................... (60,593) (672,192)
Net increase (decrease) 13,605 $152,376
Year ended February 29, 2020
Shares sold ................................... 128,959 $1,437,831
Shares issued in reinvestment of distributions .......... 14,193 158,609
Shares redeemed ............................... (85,930) (960,419)
Net increase (decrease) 57,222 $636,021
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 2,173,973 $24,261,539
Shares issued in reinvestment of distributions .......... 104,353 1,162,948
Shares redeemed ............................... (1,625,286) (17,926,503)
Net increase (decrease) 653,040 $7,497,984
Year ended February 29, 2020
Shares sold ................................... 3,076,522 $34,243,736
Shares issued in reinvestment of distributions .......... 238,524 2,666,520
Shares redeemed ............................... (1,473,833) (16,440,422)
Net increase (decrease) 1,841,213 $20,469,834
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
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a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2020, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.553% 0.497% 0.505%
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.588% 0.515% 0.512%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.476% 0.481% 0.493%
3. Transactions with Affiliates
(continued)

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C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ...............................
–
0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $6,792 $5,670 $6,704
CDSC retained ........................... $7,302 $3,466 $5,229
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,682 $5,585 $2,916
CDSC retained ........................... $(6,834) $11,968 $3,472
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $21,304 $12,369 $7,539
CDSC retained ........................... $21,831 $8,486 $(9,079)
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Transfer agent fees ........................ $36,073 $85,885 $73,376
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $21,513 $54,039 $68,757
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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f. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2021.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2020, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $143,612 $121,990 $95,809
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Purchases .............................. $800,000 $40,900,000 $200,000
Sales .................................. — $4,200,000 $6,840,000
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $400,000 — $4,700,000
Sales .................................. $300,000 — $4,700,000
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $7,300,000 $3,000,000 $12,300,000
Sales .................................. $10,100,000 $3,155,000 $18,400,000
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2020, the capital loss carryforwards were as follows:
At August 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 2,907,539 $ 11,263,015 $ 3,076,374
Long term ............................. 14,691,100 57,125,139 19,831,161
Total capital loss carryforwards ............ $17,598,639 $68,388,154 $22,907,535
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 2,281,514 $ 10,920,503 $ 11,616,079
Long term ............................. 7,531,516 16,500,561 30,325,201
Total capital loss carryforwards ............ $9,813,030 $27,421,064 $41,941,280
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,034,577 $ 23,575,835 $ 16,243,505
Long term ............................. 64,224,169 70,664,337 37,629,164
Total capital loss carryforwards ............ $74,258,746 $94,240,172 $53,872,669
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $223,655,956 $517,495,651 $446,577,450
Unrealized appreciation ..................... $17,996,786 $36,161,758 $32,413,703
Unrealized depreciation ..................... (138,633) (546,220) (6,178,362)
Net unrealized appreciation (depreciation) ....... $17,858,153 $35,615,538 $26,235,341

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2020, were as follows:
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $133,709,628 $355,005,977 $392,202,564
Unrealized appreciation ..................... $8,331,349 $25,471,451 $25,021,962
Unrealized depreciation ..................... (19,363) (2,826,686) (2,043,770)
Net unrealized appreciation (depreciation) ....... $8,311,986 $22,644,765 $22,978,192
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $932,435,183 $804,060,052 $588,537,750
Unrealized appreciation ..................... $66,087,848 $51,854,538 $39,268,338
Unrealized depreciation ..................... (5,010,011) (3,065,461) (3,450,306)
Net unrealized appreciation (depreciation) ....... $61,077,837 $48,789,077 $35,818,032
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Purchases .............................. $23,809,208 $60,878,867 $61,886,763
Sales .................................. $20,301,160 $69,446,160 $49,799,034
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $8,070,450 $27,497,319 $19,934,496
Sales .................................. $9,558,164 $36,022,927 $22,229,924
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $112,925,763 $59,358,853 $76,444,037
Sales .................................. $116,299,212 $72,069,153 $123,496,726
5. Income Taxes
(continued)

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7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At August
31, 2020, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2020, the
Funds did not use the Global Credit Facility.
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 3,456,295 0.7%
Franklin Louisiana Tax-Free Income Fund ......................................... 6,542,312 1.7%
Franklin Maryland Tax-Free Income Fund ......................................... 4,480,356 1.1%
Franklin Missouri Tax-Free Income Fund .......................................... 10,776,631 1.1%
Franklin North Carolina Tax-Free Income Fund ..................................... 6,912,500 0.8%
Franklin Virginia Tax-Free Income Fund ........................................... 6,688,850 1.1%

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11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2020, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrowed to Maturity
FGIC Financial Guaranty Insurance Co..
FHA Federal Housing Administration
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement

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Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

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Shareholder Information
161
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proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

TF2 S 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisors, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Tax-Free
Trust
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2020, the U.S.
economy contracted in 2020’s first and second quarters in
response to the novel coronavirus (COVID-19) pandemic.
The U.S. Federal Reserve (Fed), having lowered the federal
funds rate three times in 2019 amid global trade tensions,
held the rate unchanged through February 2020. However,
given larger economic risks posed by COVID-19, the Fed
lowered its key rate by 0.50% on March 3 and further by
1.00% on March 15, decreasing the rate during the period
from 1.75% to 0.25%. In its efforts to support U.S. economic activity, the Fed also announced broad quantitative easing
measures to support credit markets.
During the six-month period, municipal bonds delivered
marginally positive total returns as investors were attracted to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-
rate declines and recent actions by the Fed to support the
municipal bond market.
On July 1, 2020, we appointed Ben Barber as senior vice
president and director of our municipal bond department,
and we are pleased that he has rejoined Franklin. Ben most
recently served as co-head of municipal bonds at Goldman
Sachs Asset Management. Ben started his career of over
28 years of municipal bond investing at Franklin in 1991,
working with several current investment team members
through 1999, when he joined Goldman Sachs.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
advisors to help them make the best decisions for the long
term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you to
contact us or your financial advisor when you have questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

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Semiannual Report
2
Contents
Semiannual Report
Municipal Bond Market Overview
...................
3
Investment Strategy and Manager’s Discussion
.......
4
Franklin Arizona Tax-Free Income Fund
..............
5
Franklin Colorado Tax-Free Income Fund
............
10
Franklin Connecticut Tax-Free Income Fund
..........
15
Franklin Michigan Tax-Free Income Fund
............
20
Franklin Minnesota Tax-Free Income Fund
...........
25
Franklin Ohio Tax-Free Income Fund
................
30
Franklin Oregon Tax-Free Income Fund
..............
35
Franklin Pennsylvania Tax-Free Income Fund
.........
40
Financial Highlights and Statements of Investments
...
45
Financial Statements
.............................
129
Notes to Financial Statements
.....................
139
Shareholder Information
..........................
156
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Municipal Bond Market Overview
Beginning in March 2020, the global spread of the novel
coronavirus and the drastic measures individual countries
implemented to limit infections shocked both equity and
fixed income markets. Investors sought perceived safe
havens, driving U.S. Treasury (UST) yields lower and
causing a surge in volatility. In the municipal bond market, sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
municipal bond funds, reversing half of the inflows seen
throughout 2019. Ratios of municipal bond yields versus
duration-matched USTs cheapened across all maturity
buckets, surpassing levels reached during the global
financial crisis. Municipal bond issues closely related to
the impact of the virus, including states like New York and
New Jersey and sectors like transportation, retreated more
than other parts of the market. In March, the U.S. Federal
Reserve announced it would begin purchasing municipal
bonds as needed to support market stability; however, there
were still significant dislocations within the secondary bond market at month-end, and new issuance had all but stopped.
Moving into April and continuing through August, municipal
bond market technical conditions improved as funds flowed
into the market and were met with negative net supply
of tax-exempt bonds. Ratios of municipal bonds versus
USTs tightened but remained significantly wider than at the
beginning of 2020. Throughout the sector, municipal issuers
projected large deficits reaching into 2021 as revenues
from tax receipts and usage fees fall while costs of services increase.
The Investment Company Institute (ICI) reported net inflows
of approximately $11 billion into municipal bond mutual
funds in August 2020. Since March, over half of the record
outflows in March, $42 billion, had returned to the sector.
For the six-month period, municipal bond mutual funds had
approximately $9 billion of net outflows, according to the ICI.
For the six-month period, investment-grade municipal
bonds, as measured by the Bloomberg Barclays Municipal
Bond Index, posted a +0.19% total return, while USTs,
as measured by the Bloomberg Barclays U.S. Treasury
Index, posted a +3.42% total return, and investment-grade
corporate bonds, as measured by the Bloomberg Barclays
U.S. Corporate Bond Index, posted a +3.11% total return.
1
All three of these fixed income sectors underperformed U.S.
stocks, as measured by the Standard & Poor’s® 500 Index,
which posted a +19.63% total return for the period.
1
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We use a consistent, disciplined strategy with the objective of maximizing tax-free income and capital preservation
by focusing on credit selection. We seek to maintain
exposure to securities that produce high tax-free income,
while balancing risk and return within each Fund’s range
of allowable investments. We do not purchase high-yield
securities in our investment-grade funds, however if a
security is downgraded we are not required to sell it. Our
security selection process includes purchasing securities that we believe are undervalued in the market and which have
met our credit selection criteria. We do not use leverage
or derivatives, which could add volatility and contribute to underperformance in adverse markets.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we
found value in higher quality securities in the 15–30 year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report
Franklin Arizona Tax-Free Income Fund
This semiannual report for Franklin Arizona Tax-Free Income
Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Arizona personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.24 on February 29, 2020, to
$11.00 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.0726 cents per share for the reporting period.
2
The Performance Summary beginning on page 7
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.43%, based on an
annualization of August’s 2.3124 cents per share dividend
and the maximum offering price of $11.43 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Arizona personal income tax bracket of 45.30%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.44% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Arizona’s economy
declined due to the impact of the COVID-19 pandemic.
The state’s economy was particularly vulnerable to the
resulting economic shock due to its significant employment
in leisure and hospitality, services and construction. The
effects of the pandemic on Arizona’s employment so far
have been slightly less severe relative to the nation due to
Arizona’s more relaxed containment measures. The state’s
unemployment rate rose from 4.5% to 5.9% at period-end,
below the nation’s 8.4% average.
3
Arizona’s Joint Legislative
Budget Committee correctly projected a deficit in the general fund for fiscal year (FY) 2020, and general fund reserves
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 5.75%
AA 55.09%
A 25.12%
BBB 7.01%
Below Investment Grade 0.82%
Refunded 5.01%
Not Rated 1.20%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 25.72%
Hospital & Health Care 15.87%
Higher Education 14.34%
Tax-Supported 10.68%
Transportation 9.40%
Refunded** 7.49%
Other Revenue 5.42%
Housing 5.08%
General Obligation 3.77%
Subject to Government Appropriations 2.23%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Arizona Tax-Free Income Fund
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Semiannual Report
were used to close the gap. The state addressed a projected
FY 2021 deficit with an emergency budget in March 2020
that limited most new spending to inflation adjustments and
teacher raises. Arizona’s net tax-supported debt was $508
per capita and 1.1% of personal income, below the $1,071
and 2.0% national medians, respectively.
4
The independent
credit rating agency Moody’s Investor Service (Moody’s)
maintained the state’s issuer credit Aa1 rating with a stable outlook.
5
The rating reflected Moody’s view of Arizona’s
general credit position as well as its below average pension liabilities and demonstrated budget discipline.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Arizona Tax-Free Income Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.86% -4.58%
1-Year +1.97% -1.85%
5-Year +18.22% +2.62%
10-Year +42.45% +3.21%
Advisor
6-Month -0.82% -0.82%
1-Year +2.13% +2.13%
5-Year +18.93% +3.53%
10-Year +43.97% +3.71%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
8
A 2.43% 4.44% 1.17% 2.14%
Advisor 2.78% 5.08% 1.46% 2.67%
See page 8 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total\
returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Arizona personal income tax rate of 45.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.140726
A1 $0.148934
C $0.118971
R6 $0.156365
Advisor $0.154583
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $991.40 $4.05 $1,021.14 $4.11 0.81%
A1 $1,000 $992.10 $3.31 $1,021.88 $3.36 0.66%
C $1,000 $989.60 $6.04 $1,019.14 $6.13 1.21%
R6 $1,000 $991.90 $2.63 $1,022.56 $2.68 0.53%
Advisor $1,000 $991.80 $2.81 $1,022.39 $2.85 0.56%

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Franklin Colorado Tax-Free Income Fund
This semiannual report for Franklin Colorado Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Colorado personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.96 on February 29, 2020, to
$11.78 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.4621 cents per share for the reporting period.
2
The Performance Summary beginning on page 12
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.37%, based on an
annualization of August’s 2.4172 cents per share dividend
and the maximum offering price of $12.24 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Colorado personal income tax bracket of
45.43% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.34% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Colorado’s economy
deteriorated resulting from the COVID-19 pandemic. The
state’s economy performed strongly leading up to the current crisis, driven by a diverse mix of industries and the influx of a young, educated workforce, but contracted sharply in
recent months. Colorado’s unemployment rate rose from
2.5% in February 2020 to 6.7% at period-end, below the
nation’s 8.4% average.
3
The state faced a significant shortfall
in fiscal year (FY) 2020 tax revenues and addressed the
forecast FY 2021 revenue shortfalls with expenditure cuts,
one time transfers and a drawdown of reserves. Colorado
has a complex system of constitutional revenue limits and
spending requirements. Its net tax-supported debt was $603
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 3.74%
AA 55.04%
A 19.23%
BBB 10.34%
Refunded 9.84%
Not Rated 1.81%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Utilities 19.57%
Hospital & Health Care 15.90%
Tax-Supported 14.29%
Refunded** 13.19%
General Obligation 12.70%
Higher Education 10.50%
Subject to Government Appropriations 5.69%
Transportation 5.28%
Other Revenue 2.58%
Housing 0.30%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Colorado Tax-Free Income Fund
11
franklintempleton.com
Semiannual Report
per capita and 1.0% of personal income, below the $1,071
and 2.0% national medians, respectively.
4
The independent
credit rating agency Moody’s Investor Service (Moody’s)
maintained Colorado’s issuer credit Aa1 rating with a stable outlook.
5
The rating reflected the state’s strong economic
fundamentals, timely action to address the near-term
revenue shortfalls and low debt ratios, which should remain
below average. The stable outlook reflects Colorado’s
conservative financial practices, a strong state economy and what is expected to be a better-than-average recovery from
the current slowdown.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Colorado Tax-Free Income Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.28% -4.02%
1-Year +2.30% -1.54%
5-Year +17.31% +2.46%
10-Year +41.06% +3.11%
Advisor
6-Month -0.23% -0.23%
1-Year +2.55% +2.55%
5-Year +18.16% +3.39%
10-Year +42.68% +3.62%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.37% 4.34% 1.30% 2.38%
Advisor 2.72% 4.98% 1.61% 2.95%
See page 13 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
13
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Colorado personal income tax rate of 45.43%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.144621
A1 $0.153476
C $0.121262
R6 $0.161658
Advisor $0.159371
Total Annual Operating Expenses
8
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
14
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $997.20 $4.16 $1,021.04 $4.21 0.83%
A1 $1,000 $997.20 $3.41 $1,021.79 $3.46 0.68%
C $1,000 $994.50 $6.16 $1,019.03 $6.23 1.23%
R6 $1,000 $997.90 $2.72 $1,022.48 $2.75 0.54%
Advisor $1,000 $997.70 $2.91 $1,022.29 $2.95 0.58%

15
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Semiannual Report
Franklin Connecticut Tax-Free Income Fund
This semiannual report for Franklin Connecticut Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal and Connecticut personal income taxes as
is consistent with prudent investment management and
preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.39 on February 29, 2020, to
$10.24 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.6696 cents per share for the reporting period.
2
The Performance Summary beginning on page 17
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.59%, based on an
annualization of August’s 2.2941 cents per share dividend
and the maximum offering price of $10.64 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Connecticut personal income tax bracket of
47.79% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.96% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Connecticut’s
economy weakened resulting from the COVID-19
pandemic. The wealthiest state in the nation, with a large
and diverse economy, Connecticut has been challenged
by a deteriorating economic and demographic trajectory,
exacerbated by the pandemic. Connecticut’s unemployment
rate rose from 3.8% in February 2020 to 8.1% at period end,
slightly below that nation’s 8.4% average.
3
The state used
reserves to balance its fiscal year (FY) 2020 deficit, and will address the forecast deficit for FY 2021 with a combination
of revenue changes and other expenditure adjustments,
and likely the use of some reserves. Connecticut’s net-tax-
supported debt was $6,637 per capita and 8.4% of personal
income, above the $1,071 and 2.0% national medians,
respectively.
4
The independent credit rating agency Moody’s
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 10.50%
AA 19.85%
A 50.13%
BBB 5.11%
Refunded 14.41%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Higher Education 26.08%
Refunded** 24.38%
Hospital & Health Care 15.09%
Utilities 14.00%
General Obligation 5.95%
Housing 5.89%
Transportation 5.39%
Other Revenue 3.22%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 70 .

Franklin Connecticut Tax-Free Income Fund
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Semiannual Report
Investor Service (Moody’s) maintained Connecticut’s general
obligation bonds’ A1 rating with a stable outlook, reflecting the state’s high income levels, strengthened governance and
significantly improved liquidity, offset by high liabilities and the resulting high fixed costs for debt service, pension, and post-employment benefits.
5
Moody’s stable outlook reflects
Connecticut’s strong provisions to promote fiscal discipline.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
5. Source: This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Connecticut Tax-Free Income Fund
17
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.11% -3.85%
1-Year +2.22% -1.62%
5-Year +14.02% +1.88%
10-Year +29.77% +2.25%
Advisor
6-Month +0.12% +0.12%
1-Year +2.47% +2.47%
5-Year +14.94% +2.82%
10-Year +31.31% +2.76%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.59% 4.96% 1.41% 2.70%
Advisor 2.94% 5.63% 1.72% 3.29%
See page 18 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
18
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total\
returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.136696
A1 $0.144322
C $0.116290
R6 $0.151587
Advisor $0.149418
Total Annual Operating Expenses
8
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin ConnecticutTax-Free Income Fund
19
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Cla ss R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $998.90 $4.71 $1,020.50 $4.76 0.94%
A1 $1,000 $999.70 $3.97 $1,021.24 $4.01 0.79%
C $1,000 $997.90 $6.73 $1,018.47 $6.80 1.34%
R6 $1,000 $1,000.40 $3.25 $1,021.96 $3.28 0.64%
Advisor $1,000 $1,001.20 $3.47 $1,021.74 $3.50 0.69%

20
franklintempleton.com
Semiannual Report
Franklin Michigan Tax-Free Income Fund
This semiannual report for Franklin Michigan Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Michigan personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.03 on February 29, 2020, to
$11.93 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 14.2640 cents per share for the reporting period.
2
The Performance Summary beginning on page 22
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.34%, based on an
annualization of August’s 2.4191 cents per share dividend
and the maximum offering price of $12.39 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Michigan personal income tax bracket of 45.05%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.26% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Michigan’s economy
weakened. The COVID-19 pandemic had an outsized
effect on the state’s economy due to its above-average
concentration in manufacturing, particularly the auto industry and other durable goods. Michigan’s unemployment rate
rose from 3.6% in February 2020 to 8.7% at period-end,
slightly above the nation’s 8.4% average.
3
The state expects
to mitigate its revenue shortfall for fiscal year (FY) 2020
(ending September 30, 2020) with budget adjustments
and reserves, but has not adopted its FY 2021 budget and
anticipates insufficient revenue. Michigan’s net tax-supported debt was $593 per capita and 1.2% of personal income,
below the $1,071 and 2.0% national medians, respectively.
4
The independent credit rating agency Standard & Poor’s
(S&P) maintained the state’s general obligation bonds’
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 9.32%
AA 71.01%
A 15.79%
BBB 0.83%
Refunded 3.05%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
General Obligation 36.58%
Hospital & Health Care 19.00%
Higher Education 16.88%
Utilities 10.54%
Refunded** 6.27%
Subject to Government Appropriations 4.75%
Transportation 3.31%
Housing 2.67%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Michigan Tax-Free Income Fund
21
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Semiannual Report
AA rating, but revised its stable outlook to negative.
5
The
negative outlook reflected the increased possibility that
S&P could lower its rating for Michigan, which it expects to experience a much slower economic recovery than other
states, leading to stagnant revenue growth and considerable
budget challenges over the next few years. S&P believes
Michigan will need to prioritize more sustainable budget
adjustment to address likely shortfalls over the next few
fiscal years to maintain its credit quality.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Michigan Tax-Free Income Fund
22
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.37% -3.39%
1-Year +3.07% -0.80%
5-Year +19.07% +2.76%
10-Year +37.85% +2.87%
Advisor
6-Month +0.50% +0.50%
1-Year +3.41% +3.41%
5-Year +19.97% +3.71%
10-Year +39.57% +3.39%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.34% 4.26% 0.76% 1.38%
Advisor 2.68% 4.88% 1.04% 1.89%
See page 23 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total\
returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Michigan personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.142640
A1 $0.151548
C $0.118959
R6 $0.160123
Advisor $0.157692
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin MichiganTax-Free Income Fund
24
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.70 $4.15 $1,021.07 $4.18 0.82%
A1 $1,000 $1,004.50 $3.40 $1,021.81 $3.43 0.67%
C $1,000 $1,001.70 $6.15 $1,019.06 $6.20 1.22%
R6 $1,000 $1,005.20 $2.69 $1,022.53 $2.71 0.53%
Advisor $1,000 $1,005.00 $2.89 $1,022.32 $2.92 0.57%

25
franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free Income Fund
This semiannual report for Franklin Minnesota Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal and Minnesota personal income taxes as
is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.82 on February 29, 2020, to
$12.74 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.1343 cents per share for the reporting period.
2
The Performance Summary beginning on page 27
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.98%, based on an
annualization of August’s 2.1800 cents per share dividend
and the maximum offering price of $13.24 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Minnesota personal income tax bracket of
50.65% (including 3.80% Medicare tax) would need
to earn a distribution rate of 4.01% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For
other performance data, please see the Performance
Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Minnesota’s economy
contracted. Historically the state has had a very low
unemployment rate and high labor force participation rate
relative to the rest of the nation, supported by a deep and
diverse economy. It is expected to show economic resilience
during the COVID-19 induced recession, helped by relatively
less reliance on hospitality and leisure. Minnesota’s
unemployment rate rose from 3.1% in February 2020 to
7.4% at period end, below the nation’s 8.4% average.
3
The state’s strong reserves provide a substantial cushion
to weather the effects of the current recession, but the
significant use of these reserves to address its structural
deficits in fiscal year (FY) 2020 and FY 2021 could diminish future budgetary flexibility. The state’s net tax-supported debt
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 26.88%
AA 57.58%
A 10.88%
BBB 0.11%
Refunded 4.51%
Not Rated 0.04%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
General Obligation 50.12%
Utilities 11.86%
Hospital & Health Care 11.39%
Higher Education 8.96%
Transportation 5.67%
Housing 5.65%
Refunded** 3.37%
Subject to Government Appropriations 2.76%
Tax-Supported 0.22%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Minnesota Tax-Free Income Fund
26
franklintempleton.com
Semiannual Report
was $1,406 per capita and 2.4% of personal income, above
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Standard & Poor’s (S&P)
maintained the state’s general obligation bonds’ AAA rating, but revised the outlook to negative from stable, as S&P
believes the state’s long-term credit quality will hinge on its ability to enact structural adjustments to align revenue and expenditure in a timely manner, rather than a reliance on
one-time measures.
5
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Minnesota Tax-Free Income Fund
27
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.42% -3.35%
1-Year +3.09% -0.78%
5-Year +16.67% +2.35%
10-Year +38.07% +2.88%
Advisor
6-Month +0.54% +0.54%
1-Year +3.27% +3.27%
5-Year +17.61% +3.30%
10-Year +39.76% +3.40%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.98% 4.01% 0.62% 1.26%
Advisor 2.31% 4.68% 0.89% 1.80%
See page 28 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
28
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total\
returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.131343
A1 $0.140920
C $0.105935
R6 $0.150698
Advisor $0.147332
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
29
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.20 $4.19 $1,021.02 $4.23 0.83%
A1 $1,000 $1,004.90 $3.45 $1,021.77 $3.48 0.68%
C $1,000 $1,002.10 $6.21 $1,019.01 $6.26 1.23%
R6 $1,000 $1,005.70 $2.67 $1,022.54 $2.69 0.53%
Advisor $1,000 $1,005.40 $2.94 $1,022.27 $2.96 0.58%

30
franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income Fund
This semiannual report for Franklin Ohio Tax-Free Income
Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Ohio personal income taxes as
is consistent with prudent investment management and
preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $13.20 on February 29, 2020, to
$13.12 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 16.3052 cents per share for the reporting period.
2
The Performance Summary beginning on page 32
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.37%, based on an
annualization of August’s 2.6913 cents per share dividend
and the maximum offering price of $13.63 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Ohio personal income tax bracket of 45.60%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 4.36% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Ohio’s economy
contracted. The state is expected to have experienced a
deeper near-term downturn relative to the rest of the nation resulting from the COVID-19 pandemic, in part due to its
comparatively large exposure to manufactured goods and
transportation equipment. Ohio registered a steep decline in general revenue fund receipts in April, but revenue stabilized in May and June. The state’s unemployment rate rose
from 4.1% in February 2020 to 8.9% at period end, slightly
above the nation’s 8.4% average.
3
It entered the fiscal
2020–2021 biennium well positioned, with the highest budget
stabilization fund (BSF) savings in state history, which will afford it a degree of flexibility in meeting near-term budgetary challenges. Ohio’s net tax-supported debt was $1,158 per
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 11.99%
AA 55.63%
A 16.39%
Refunded 15.99%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
General Obligation 32.42%
Refunded** 20.88%
Utilities 16.42%
Hospital & Health Care 11.42%
Higher Education 9.74%
Transportation 3.36%
Subject to Government Appropriations 3.19%
Other Revenue 1.69%
Tax-Supported 0.88%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Ohio Tax-Free Income Fund
31
franklintempleton.com
Semiannual Report
capita and 2.3% of personal income, above the $1,071 and
2.0% national medians, respectively.
4
The independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds AA+ rating with a stable outlook.
5
The rating reflected S&P’s view of Ohio’s long track
record of proactive financial and budget management, its
commitment to funding budget reserves and low-to-moderate
debt levels. The stable outlook reflects S&P’s expectation
that the state will restore any drawdown in its BSF.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Ohio Tax-Free Income Fund
32
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +0.65% -3.13%
1-Year +3.29% -0.58%
5-Year +19.54% +2.85%
10-Year +44.00% +3.32%
Advisor
6-Month +0.77% +0.77%
1-Year +3.55% +3.55%
5-Year +20.49% +3.80%
10-Year +45.86% +3.85%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.37% 4.36% 1.28% 2.35%
Advisor 2.72% 5.00% 1.58% 2.90%
See page 33 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters;
financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Ohio personal income tax rate of
45.60%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.163052
A1 $0.172962
C $0.136993
R6 $0.182178
Advisor $0.179575
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
34
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,006.50 $4.06 $1,021.15 $4.09 0.80%
A1 $1,000 $1,006.50 $3.32 $1,021.90 $3.34 0.66%
C $1,000 $1,003.60 $6.07 $1,019.14 $6.12 1.20%
R6 $1,000 $1,007.90 $2.60 $1,022.61 $2.62 0.52%
Advisor $1,000 $1,007.70 $2.81 $1,022.41 $2.83 0.56%

35
franklintempleton.com
Semiannual Report
Franklin Oregon Tax-Free Income Fund
This semiannual report for Franklin Oregon Tax-Free Income
Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income
exempt from federal and Oregon personal income taxes
as is consistent with prudent investment management and
preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.00 on February 29, 2020, to
$11.85 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.7585 cents per share for the reporting period.
2
The Performance Summary beginning on page 37
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.16%, based on an
annualization of August’s 2.2164 cents per share dividend
and the maximum offering price of $12.31 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Oregon personal income tax bracket of
50.70% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.38% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six months under review, Oregon’s economy
contracted after severe disruption due to the COVID-19
pandemic. Its economy is more export oriented than many
other states, reflecting its status as a center of high-
technology manufacturing, with China as its leading export
market. Oregon’s unemployment rate rose from 3.3% in
February 2020 to 7.7% at period end, below the nation’s
8.4% average.
3
A strategy to seek budgetary savings
exceeding the estimated deficit for the remainder of the
2019 – 2021 biennium was instigated during the period. A
key consideration during this recession will be Oregon’s
ability to manage its reliance on personal income tax, which historically showed volatility during periods of economic
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 9.23%
AA 73.13%
A 4.78%
BBB 4.00%
Below Investment Grade 1.64%
Refunded 7.22%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
General Obligation 36.53%
Transportation 14.33%
Hospital & Health Care 11.91%
Refunded** 10.73%
Utilities 9.11%
Higher Education 7.34%
Housing 5.55%
Other Revenue 2.99%
Subject to Government Appropriations 0.99%
Tax-Supported 0.52%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Oregon Tax-Free Income Fund
36
franklintempleton.com
Semiannual Report
contraction. The state’s net tax-supported debt was $2,018
per capita and 3.8% of personal income, above the $1,071
and 2.0% national medians, respectively.
4
The independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds’ AA+ rating with a stable outlook.
5
In S&P’s view, Oregon has strong financial policies
and practices, and a demonstrated willingness to correct
structural imbalances, as well as the mechanisms to build
rainy day funds and strong budget reserve levels. S&P’s
stable outlook is based on the expectation these practices
will continue.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Oregon Tax-Free Income Fund
37
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.09% -3.83%
1-Year +2.60% -1.25%
5-Year +17.54% +2.50%
10-Year +37.22% +2.82%
Advisor
6-Month +0.04% +0.04%
1-Year +2.86% +2.86%
5-Year +18.47% +3.45%
10-Year +39.02% +3.35%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.16% 4.38% 1.03% 2.09%
Advisor 2.50% 5.07% 1.32% 2.68%
See page 38 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.137585
A1 $0.146478
C $0.114031
R6 $0.154279
Advisor $0.152482
Total Annual Operating Expenses
8
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
39
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.10 $4.02 $1,021.19 $4.06 0.80%
A1 $1,000 $999.90 $3.27 $1,021.93 $3.31 0.65%
C $1,000 $996.40 $6.01 $1,019.18 $6.08 1.20%
R6 $1,000 $1,000.60 $2.62 $1,022.59 $2.64 0.52%
Advisor $1,000 $1,000.40 $2.76 $1,022.44 $2.80 0.55%

40
franklintempleton.com
Semiannual Report
Franklin Pennsylvania Tax-Free Income Fund
This semiannual report for Franklin Pennsylvania Tax-Free
Income Fund covers the period ended August 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide as high a level of income exempt
from federal and Pennsylvania personal income taxes as
is consistent with prudent investment management and
preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.11 on February 29, 2020, to
$9.93 on August 31, 2020. The Fund’s Class A shares paid
dividends totaling 13.5192 cents per share for the reporting period.
2
The Performance Summary beginning on page 42
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.56%, based on an
annualization of August’s 2.2069 cents per share dividend
and the maximum offering price of $10.32 on August 31,
2020. An investor in the 2020 maximum combined effective
federal and Pennsylvania personal income tax bracket of
43.87% (including 3.80% Medicare tax) would need to
earn a distribution rate of 4.56% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Pennsylvania’s
economy weakened. Although it has a very large and diverse
economic base, the commonwealth’s high dependence
on personal income and sales taxes was affected by the
COVID-19 pandemic. Pennsylvania’s unemployment rate
rose from 4.7% to 10.3% at period-end, far exceeding the
nation’s 8.4% average.
3
The commonwealth may take on
more debt to address a projected budget deficit in fiscal
year 2021, although its debt burden is higher than the state median, and it has very slim budget reserves to address
revenue deferrals. Pennsylvania’s net tax-supported debt
was $1,519 per capita and 2.6% of personal income,
significantly above the $1,071 and 2.0% national medians,
respectively.
4
The independent credit rating agency Moody’s
Credit Quality Composition
*
8/31/20
Ratings
% of Total
Investments
AAA 0.48%
AA 51.67%
A 29.12%
BBB 5.51%
Below Investment Grade 1.11%
Refunded 12.11%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
8/31/20
% of Total
Investments
*
Hospital & Health Care 22.29%
Higher Education 20.13%
Utilities 16.32%
Refunded** 14.81%
General Obligation 14.59%
Transportation 4.72%
Housing 3.96%
Subject to Government Appropriations 2.39%
Other Revenue 0.79%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Pennsylvania Tax-Free Income Fund
41
franklintempleton.com
Semiannual Report
Investor Service (Moody’s) maintained the state’s general
obligation bonds’ Aa3 rating with a stable outlook.
5
The rating
reflected Moody’s view of the commonwealth’s economy,
set against its high fixed costs and leverage compared to
other states and budget reserves that are weak as a share
of its budget. The outlook reflects the assumption that
Pennsylvania’s large economy can generate the resources
necessary to work towards a structural balance if the global economy returns to growth in 2021. After period-end,
independent credit rating agency Standard & Poor’s (S&P)
affirmed the commonwealth’s A+ rating and revised its
outlook to negative from stable.
5
The downgrade reflected
S&P’s view of Pennsylvania’s fiscal challenges in the wake
of the COVID-19 pandemic that could deepen its structural
imbalance in the face of steep revenue declines, significantly increased liquidity demands and limited recourse in the near term.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
5. These do not indicate ratings of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of August 31, 2020
Franklin Pennsylvania Tax-Free Income Fund
42
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month -0.33% -4.06%
1-Year +1.81% -2.01%
5-Year +15.55% +2.15%
10-Year +36.99% +2.80%
Advisor
6-Month -0.20% -0.20%
1-Year +1.96% +1.96%
5-Year +16.57% +3.11%
10-Year +38.75% +3.33%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.56% 4.56% 1.43% 2.55%
Advisor 2.92% 5.20% 1.73% 3.08%
See page 43 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
43
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/20.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/20 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–8/31/20)
Share Class
Net Investment
Income
A $0.135192
A1 $0.142697
C $0.115452
R6 $0.149719
Advisor $0.147743
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
44
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $996.70 $4.09 $1,021.11 $4.14 0.81%
A1 $1,000 $997.50 $3.35 $1,021.85 $3.39 0.67%
C $1,000 $994.80 $6.10 $1,019.09 $6.17 1.21%
R6 $1,000 $998.20 $2.64 $1,022.56 $2.67 0.53%
Advisor $1,000 $998.00 $2.85 $1,022.36 $2.88 0.57%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.29 0.16
Net realized and unrealized gains (losses) .................................... (0.24) 0.67 0.05
Total from investment operations ............................................. (0.10) 0.96 0.21
Less distributions from:
Net investment income ................................................... (0.14) (0.30) (0.15)
Net asset value, end of period ............................................... $11.00 $11.24 $10.58
Total return
e
............................................................ (0.86)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.81% 0.81%
Net investment income .................................................... 2.56% 2.72% 3.12%
Supplemental data
Net assets, end of period (000’s) ............................................. $147,344 $132,026 $44,516
Portfolio turnover rate ..................................................... 9.68% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.22 $10.56 $10.58 $10.78 $11.07 $11.22
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.34 0.37 0.38 0.41
Net realized and unrealized gains (losses) (0.24) 0.67 (0.01) (0.19) (0.29) (0.15)
Total from investment operations ........ (0.09) 0.98 0.33 0.18 0.09 0.26
Less distributions from:
Net investment income .............. (0.15) (0.32) (0.35) (0.38) (0.38) (0.41)
Net asset value, end of period .......... $10.98 $11.22 $10.56 $10.58 $10.78 $11.07
Total return
d
....................... (0.79)% 9.42% 3.18% 1.62% 0.77% 2.39%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.66%
f
0.65% 0.63% 0.62%
Net investment income ............... 2.73% 2.87% 3.27% 3.39% 3.47% 3.69%
Supplemental data
Net assets, end of period (000’s) ........ $605,591 $672,061 $661,250 $737,426 $769,835 $799,510
Portfolio turnover rate ................ 9.68% 11.37% 18.13% 17.47% 13.02% 13.28%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.42 $10.75 $10.75 $10.95 $11.24 $11.39
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.26 0.29 0.31 0.33 0.35
Net realized and unrealized gains (losses) (0.25) 0.67 (—)
d
(0.20) (0.30) (0.15)
Total from investment operations ........ (0.13) 0.93 0.29 0.11 0.03 0.20
Less distributions from:
Net investment income .............. (0.12) (0.26) (0.29) (0.31) (0.32) (0.35)
Net asset value, end of period .......... $11.17 $11.42 $10.75 $10.75 $10.95 $11.24
Total return
e
....................... (1.04)% 8.70% 2.74% 1.03% 0.19% 1.79%
Ratios to average net assets
f
Expenses ......................... 1.21%
g
1.21%
g
1.21%
g
1.20% 1.18% 1.17%
Net investment income ............... 2.15% 2.32% 2.72% 2.84% 2.92% 3.14%
Supplemental data
Net assets, end of period (000’s) ........ $71,199 $80,562 $77,216 $105,010 $118,381 $113,370
Portfolio turnover rate ................ 9.68% 11.37% 18.13% 17.47% 13.02% 13.28%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
In
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.26 $10.60 $10.60 $10.84
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........................ (0.25) 0.67 (—)
e
(0.24)
Total from investment operations ................................. (0.09) 1.00 0.36 (0.02)
Less distributions from:
Net investment income ....................................... (0.16) (0.34) (0.36) (0.22)
Net asset value, end of period ................................... $11.01 $11.26 $10.60 $10.60
Total return
f
................................................. (0.81)% 9.53% 3.48% (0.18)%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ................... 0.54% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by affiliates .................... 0.53%
h
0.53%
h
0.53%
h
0.51%
Net investment income ........................................ 2.84% 3.00% 3.40% 3.53%
Supplemental data
Net assets, end of period (000’s) ................................. $18,750 $16,971 $12,562 $10,816
Portfolio turnover rate ......................................... 9.68% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.26 $10.60 $10.61 $10.81 $11.10 $11.25
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.32 0.36 0.38 0.40 0.42
Net realized and unrealized gains (losses) (0.25) 0.67 (0.01) (0.19) (0.30) (0.15)
Total from investment operations ........ (0.10) 0.99 0.35 0.19 0.10 0.27
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.36) (0.39) (0.39) (0.42)
Net asset value, end of period .......... $11.01 $11.26 $10.60 $10.61 $10.81 $11.10
Total return
d
....................... (0.82)% 9.50% 3.36% 1.72% 0.86% 2.48%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.56%
f
0.55% 0.53% 0.52%
Net investment income ............... 2.81% 2.97% 3.37% 3.49% 3.57% 3.79%
Supplemental data
Net assets, end of period (000’s) ........ $139,120 $124,881 $90,140 $86,795 $90,707 $57,674
Portfolio turnover rate ................ 9.68% 11.37% 18.13% 17.47% 13.02% 13.28%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
Arizona 96.6%
Arizona Board of Regents , University of Arizona (The) , COP , 2012C , Refunding , 5% ,
6/01/31 ......................................................... $ 7,025,000 $ 7,515,626
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/36 ............ 10,000,000 10,401,500
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ 10,000,000 11,589,700
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 10,590,728
Arizona Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2011 B-2, AGMC Insured, 5%,
3/01/41 ........................................................ 5,000,000 5,089,750
CommonSpirit Health Obligated Group, Revenue, B-1, 5.25%, 3/01/39 .......... 10,000,000 10,208,900
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,372,880
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2014A, Refunding, 5%,
12/01/39 ....................................................... 15,000,000 16,976,100
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2014A, Refunding, 5%,
12/01/42 ....................................................... 9,535,000 10,715,910
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,374,756
Academies of Math & Science Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,243,512
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,811,295
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,861,914
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,248,090
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 2,004,134
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,225,490
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 8,042,842
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,721,434
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/40 ....................................................... 800,000 927,304
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/38 ..... 1,175,000 1,106,051
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/54 ..... 1,250,000 1,094,850
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/36 ........................................................ 1,105,000 1,015,937
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/49 ........................................................ 3,500,000 2,946,475
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5.125%,
1/01/54 ........................................................ 2,000,000 1,688,540
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/40 ..... 700,000 881,965
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 4%, 2/01/50 ..... 11,595,000 13,207,633
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/49 3,345,000 3,913,550
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/54 3,240,000 3,776,414
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,625,981
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,517,196
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,793,333
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,666,151
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,830,300
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,795,750
Revenue, 2015B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,406,464
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,386,440
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,869,500

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University, (continued)
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... $ 4,005,000 $ 4,863,912
Revenue, 2019A, 5%, 7/01/43 ........................................ 2,100,000 2,661,036
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,213,680
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,362,954
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.25%,
7/01/31 ........................................................ 1,000,000 1,041,800
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.5%,
7/01/41 ........................................................ 1,500,000 1,565,805
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 709,962
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/40 ......... 650,000 767,013
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 12,135,000 14,147,468
City of Lake Havasu City ,
Wastewater System, Revenue, 2015B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 17,636,400
Wastewater System, Revenue, 2015B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,721,878
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,287,890
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,611,028
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,668,646
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,164,944
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,597,450
Utility System, Revenue, 2019A, 5%, 7/01/43 ............................. 10,000,000 12,652,900
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 17,741,313
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 22,854,710
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 10,192,520
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,927,450
City of Phoenix, Revenue, 2019 A, 5%, 7/01/45 ........................... 10,000,000 11,418,900
Excise Tax, Revenue, 2015A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,778,200
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/39 ...................... 1,200,000 1,454,820
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/40 ...................... 800,000 962,944
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/45 ...................... 2,500,000 2,969,525
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 5,070,193
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,632,560
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,691,960
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 7,516,900
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 10,653,580
Wastewater, Revenue, Junior Lien, 2018A, 5%, 7/01/37 ..................... 1,000,000 1,268,600
Wastewater, Revenue, Junior Lien, 2018A, 4%, 7/01/39 ..................... 5,000,000 5,839,400
Water System, Revenue, Junior Lien, 2014A, 5%, 7/01/39 ................... 10,000,000 11,495,700
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 6,034,700
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,524,700
City of Tempe , Revenue , 2011A , Pre-Refunded , 5% , 7/01/31 ...................
2,325,000 2,418,349
City of Tucson ,
Water System, Revenue, 2011, Pre-Refunded, 5%, 7/01/32 .................. 5,000,000 5,200,750
Water System, Revenue, 2020, 4%, 7/01/36 .............................. 650,000 799,708
Water System, Revenue, 2020, 4%, 7/01/37 .............................. 500,000 612,795
Water System, Revenue, 2020, 3%, 7/01/39 .............................. 1,150,000 1,268,266

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... $ 12,090,000 $ 14,098,028
Glendale Industrial Development Authority , Midwestern University , Revenue , 2007 ,
Refunding , 5% , 5/15/31 ............................................. 3,455,000 3,609,093
Glendale Municipal Property Corp. ,
Revenue, Refunding, 5%, 7/01/38 ..................................... 18,530,000 20,262,183
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,051,670
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,087,628
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,330,000 1,386,804
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/33 600,000 651,726
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/37 2,000,000 2,147,120
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 8,550,000 9,060,264
GreatHearts Arizona, Revenue, 2016 A, Refunding, 5%, 7/01/36 ............... 4,065,000 4,436,622
GreatHearts Arizona, Revenue, 2016 A, Refunding, 5%, 7/01/41 ............... 1,225,000 1,324,642
GreatHearts Arizona, Revenue, 2016 A, Refunding, 5%, 7/01/46 ............... 1,335,000 1,435,152
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,478,617
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 6,099,472
Vista College Preparatory Obligated Group, Revenue, 2018A, 5%, 7/01/48 ....... 1,000,000 1,182,350
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017C, Refunding, 5%, 12/15/47 ......... 3,840,000 4,255,565
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 12/15/32 1,765,000 2,002,745
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 6/15/37 2,240,000 2,514,557
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,992,602
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,529,805
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,726,851
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,666,238
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,383,700
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,235,870
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 10,826,720
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 45,363,236
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... 3,885,000 4,373,228
Christian Care Obligated Group, Revenue, 2016C, Refunding, 5%, 1/01/40 ...... 9,840,000 11,007,122
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 15,477,280
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,829,329
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/37 .. 1,000,000 1,191,290
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/52 .. 1,000,000 1,165,710
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,242,760
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 2,077,105
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,665,623
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/36 .... 1,120,000 1,252,015
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/47 .... 3,325,000 3,648,722
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/37 ........................................................ 4,025,000 4,904,060
Scottsdale Healthcare Hospitals Obligated Group, Revenue, 2019A, Refunding, 5%,
9/01/42 ........................................................ 4,000,000 4,811,000
Western IB Hunt Groves LP, Revenue, 2001A-1, AMBAC Insured, 5.3%, 12/01/22 . 620,000 620,818

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. $ 13,500,000 $ 14,573,790
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,377,700
a
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 3,750,000 3,760,275
Southern California Edison Co., Revenue, 2000 B, Refunding, 5%, 6/01/35 ...... 14,745,000 14,788,498
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,634,849
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,721,384
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,243,240
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 600,430
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,428,468
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,407,880
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,378,040
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,186,650
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,228,790
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,607,790
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,308,875
Revenue, 2014, Refunding, 5%, 6/01/40 ................................. 4,545,000 5,072,402
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 9,376,417
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 5,094,920
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,720,538
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 4,028,365
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,293,594
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,451,840
Pima County Unified School District No. 6 Marana ,
GO, 2017C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,938,129
GO, 2018-D, AGMC Insured, 5%, 7/01/38 ............................... 2,500,000 3,054,725
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,302,815
Pinal County Electric District No. 3 ,
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/33 ........................... 1,500,000 1,563,345
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/41 ........................... 6,800,000 7,087,164
Revenue, 2016, Refunding, 5%, 7/01/35 ................................. 1,195,000 1,455,797
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,861,755
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,934,799
Revenue, 2017A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,644,000
Revenue, 2017A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,168,481
Revenue, 2017A, Refunding, 5%, 1/01/39 ............................... 5,605,000 7,040,833
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,456,650
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 13,181,400
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 6,845,650
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,154,460
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,604,498
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,597,110

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
$ 10,000,000 $ 11,611,300
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,115,450
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,184,000
Excise Tax, Revenue, 2020, 4%, 8/01/45 ................................ 5,710,000 6,761,496
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 6,340,000 7,431,875
University Medical Center Corp. ,
Banner-University Medical Center Tucson Campus LLC, Revenue, 2011, Pre-
Refunded, 6%, 7/01/39 ............................................ 5,000,000 5,241,400
Banner-University Medical Center Tucson Campus LLC, Revenue, 2013, Pre-
Refunded, 5.625%, 7/01/36 ......................................... 5,000,000 5,756,000
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. 4,360,000 4,952,698
Revenue, 2013, Refunding, 5%, 8/01/38 ................................. 5,790,000 6,400,324
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,283,473
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,204,100
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,541,540
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 13,945,000 15,998,541
948,181,569
U.S. Territories 1.3%
Guam 1.3%
Guam Power Authority ,
Revenue, 2014A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 7,219,476
Revenue, 2014A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,885,776
13,105,252
Total U.S. Territories .................................................................... 13,105,252
Total Municipal Bonds (Cost $891,374,913) .....................................
961,286,821
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
Arizona 1.5%
b
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015B ,
LOC MUFG Bank Ltd. , Daily VRDN and Put , 0.02% , 1/01/46 ................. 9,500,000 9,500,000
b
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.02% , 2/01/48 5,070,000 5,070,000
14,570,000
Total Municipal Bonds (Cost $14,570,000) ......................................
14,570,000
Total Short Term Investments (Cost $14,570,000 ) ................................
14,570,000
a
Total Investments (Cost $905,944,913) 99.4% ...................................
$975,856,821
Other Assets, less Liabilities 0.6% .............................................
6,146,864
Net Assets 100.0% ...........................................................
$982,003,685
See Abbreviations on page 155 .
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
.................................................. 0.15 0.31 0.17
Net realized and unrealized gains (losses) .................................... (0.19) 0.66 0.04
Total from investment operations ............................................. (0.04) 0.97 0.21
Less distributions from:
Net investment income ................................................... (0.14) (0.33) (0.17)
Net asset value, end of period ............................................... $11.78 $11.96 $11.32
Total return
e
............................................................ (0.28)% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
............................................................. 0.83% 0.84% 0.84%
Net investment income .................................................... 2.51% 2.72% 3.14%
Supplemental data
Net assets, end of period (000’s) ............................................. $99,063 $87,684 $35,153
Portfolio turnover rate ..................................................... 13.43% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.96 $11.31 $11.32 $11.66 $11.94 $12.13
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.33 0.37 0.37 0.44 0.46
Net realized and unrealized gains (losses) (0.20) 0.67 (0.01) (0.32) (0.28) (0.20)
Total from investment operations ........ (0.04) 1.00 0.36 0.05 0.16 0.26
Less distributions from:
Net investment income .............. (0.15) (0.35) (0.37) (0.39) (0.44) (0.45)
Net asset value, end of period .......... $11.77 $11.96 $11.31 $11.32 $11.66 $11.94
Total return
d
....................... (0.28)% 8.95% 3.28% 0.38% 1.31% 2.26%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.69%
f
0.69%
f
0.68%
g
0.65% 0.65%
Net investment income ............... 2.67% 2.87% 3.29% 3.23% 3.67% 3.87%
Supplemental data
Net assets, end of period (000’s) ........ $435,460 $477,155 $462,925 $521,249 $553,317 $553,114
Portfolio turnover rate ................ 13.43% 15.00% 10.85% 16.78% 13.61% 5.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.11 $11.45 $11.46 $11.79 $12.07 $12.26
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.27 0.31 0.32 0.38 0.40
Net realized and unrealized gains (losses) (0.19) 0.68 (0.01) (0.33) (0.29) (0.20)
Total from investment operations ........ (0.07) 0.95 0.30 (0.01) 0.09 0.20
Less distributions from:
Net investment income .............. (0.12) (0.29) (0.31) (0.32) (0.37) (0.39)
Net asset value, end of period .......... $11.92 $12.11 $11.45 $11.46 $11.79 $12.07
Total return
d
....................... (0.55)% 8.36% 2.67% (0.10)% 0.73% 1.67%
Ratios to average net assets
e
Expenses ......................... 1.23%
f
1.24%
f
1.24%
f
1.23%
g
1.20% 1.20%
Net investment income ............... 2.11% 2.32% 2.74% 2.68% 3.12% 3.32%
Supplemental data
Net assets, end of period (000’s) ........ $56,976 $66,329 $69,045 $99,811 $115,472 $111,450
Portfolio turnover rate ................ 13.43% 15.00% 10.85% 16.78% 13.61% 5.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.97 $11.32 $11.33 $11.64
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.35 0.39 0.23
Net realized and unrealized gains (losses) ........................ (0.19) 0.66 (0.01) (0.32)
Total from investment operations ................................. (0.03) 1.01 0.38 (0.09)
Less distributions from:
Net investment income ....................................... (0.16) (0.36) (0.39) (0.22)
Net asset value, end of period ................................... $11.78 $11.97 $11.32 $11.33
Total return
e
................................................ (0.21)% 9.09% 3.40% (0.79)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.55% 0.56% 0.58% 0.57%
Expenses net of waiver and payments by affiliates .................... 0.54%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................................ 2.80% 3.01% 3.43% 3.37%
Supplemental data
Net assets, end of period (000’s) ................................. $15,190 $14,297 $8,396 $7,678
Portfolio turnover rate ......................................... 13.43% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.96 $11.31 $11.32 $11.66 $11.94 $12.13
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.35 0.38 0.39 0.45 0.47
Net realized and unrealized gains (losses) (0.19) 0.66 (—)
d
(0.33) (0.28) (0.19)
Total from investment operations ........ (0.03) 1.01 0.38 0.06 0.17 0.28
Less distributions from:
Net investment income .............. (0.16) (0.36) (0.39) (0.40) (0.45) (0.47)
Net asset value, end of period .......... $11.77 $11.96 $11.31 $11.32 $11.66 $11.94
Total return
e
....................... (0.23)% 9.06% 3.38% 0.48% 1.41% 2.36%
Ratios to average net assets
f
Expenses ......................... 0.58%
g
0.59%
g
0.59%
g
0.58%
h
0.55% 0.55%
Net investment income ............... 2.77% 2.97% 3.39% 3.33% 3.77% 3.97%
Supplemental data
Net assets, end of period (000’s) ........ $122,855 $115,924 $92,530 $79,093 $73,538 $50,589
Portfolio turnover rate ................ 13.43% 15.00% 10.85% 16.78% 13.61% 5.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.3%
Colorado 96.1%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 9,010,275
Adams 12 Five Star Schools , GO , 2016B , Refunding , 5% , 12/15/36 ..............
5,000,000 6,133,650
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 397,668
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 667,926
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,737,675
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,595,620
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,499,470
Arapahoe County School District No. 6 Littleton , GO , 2019A , 5.5% , 12/01/43 .......
12,980,000 16,809,100
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,221,060
Auraria Higher Education Center , Revenue , 2013A , AGMC Insured , 5% , 4/01/34 ....
6,150,000 6,813,277
Board of Governors of Colorado State University System ,
Revenue, 2013A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,297,950
Revenue, Pre-Refunded, 5%, 3/01/44 .................................. 5,135,000 5,745,100
Revenue, 2015A, Pre-Refunded, 5%, 3/01/40 ............................. 3,990,000 4,815,172
Revenue, 2015A, 5%, 3/01/40 ........................................ 3,010,000 3,380,651
Revenue, 2016B, Refunding, 5%, 3/01/41 ............................... 1,000,000 1,171,630
Revenue, 2017E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,132,205
Revenue, 2019A, Refunding, 5%, 3/01/49 ............................... 4,000,000 5,072,680
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,697,200
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 10,000,000 12,343,800
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,919,000
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,783,030
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,572,288
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,665,585
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,901,900
Airport System, Revenue, 2013B, 5%, 11/15/43 ........................... 5,000,000 5,485,800
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 6,089,350
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,374,620
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,828,600
City of Aurora ,
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/41 ................... 3,000,000 3,638,730
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/46 ................... 5,000,000 5,995,100
City of Colorado Springs ,
Utilities System, Revenue, 2010D-1, Pre-Refunded, 5.25%, 11/15/33 ........... 5,000,000 5,051,450
Utilities System, Revenue, 2013B-1, 5%, 11/15/38 ......................... 4,000,000 4,528,760
Utilities System, Revenue, 2014A-2, 5%, 11/15/44 ......................... 5,000,000 5,832,100
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/40 .................. 3,000,000 3,588,270
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/45 .................. 2,665,000 3,160,877
Utilities System, Revenue, 2017A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 7,390,860
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,304,300
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
4,000,000 4,844,000
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018A , 5% , 12/01/42 ......
13,500,000 16,801,695
City of Grand Junction ,
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,759,725
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,447,650
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC, Revenue, 2010, 5%, 2/15/40 ................. 5,280,000 5,297,582
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 833,125
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,596,892
West Ridge Academy Charter School, Revenue, 2019A, Refunding, 5%, 6/01/49 .. 400,000 434,116
Windsor Charter Academy, Revenue, 2020, Refunding, 4%, 9/01/50 ............ 1,400,000 1,572,858

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority ,
Revenue, 2010-A, 6%, 10/01/35 ....................................... $ 4,010,000 $ 4,028,767
Revenue, 2010-A, Pre-Refunded, 6%, 10/01/35 ........................... 1,450,000 1,456,713
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 4%,
11/15/41 ....................................................... 3,000,000 3,288,930
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 5%,
11/15/37 ....................................................... 5,000,000 6,362,700
Boulder Community Health Obligated Group, Revenue, 2010-A, Pre-Refunded, 6%,
10/01/35 ....................................................... 40,000 40,185
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,820,527
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 978,401
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 808,713
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 953,971
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 825,057
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,219,330
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 5,000,000 5,756,100
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,680,790
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,435,820
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,512,200
Covenant Retirement Communities Obligated Group, Revenue, 2013A, 5.75%,
12/01/36 ....................................................... 5,000,000 5,435,100
Covenant Retirement Communities Obligated Group, Revenue, 2015A, Refunding,
5%, 12/01/35 ................................................... 7,150,000 7,718,854
Covenant Retirement Communities Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,471,200
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,707,800
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,143,340
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,587,040
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,872,800
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,350,050
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,779,900
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,656,800
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 6,275,000 6,847,406
Sanford Obligated Group, Revenue, 2019A, Refunding, 5%, 11/01/44 ........... 10,455,000 12,888,192
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,266,059
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,250,500
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,117,580
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,770,003
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,060,100
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,057,760
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,661,400
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,247,410
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,940,412

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... $ 110,000 $ 119,675
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,911,310
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,541,650
Colorado Water Resources & Power Development Authority ,
Revenue, 2011C, 5%, 9/01/36 ........................................ 1,900,000 1,984,740
Revenue, 2013A, AGMC Insured, 5%, 9/01/38 ............................ 1,210,000 1,309,438
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,245,836
Consolidated Bell Mountain Ranch Metropolitan District , GO , 2010 , Pre-Refunded ,
AGMC Insured , 5% , 12/01/39 ......................................... 3,160,000 3,196,814
County of Pueblo , COP , 2012 , AGMC Insured , 5% , 9/15/42 ....................
10,000,000 10,799,200
Denver City & County School District No. 1 ,
COP, 2013C, 5%, 12/15/30 .......................................... 4,000,000 4,555,960
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,601,420
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 15,171,326
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 10,391,118
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 5,949,764
Revenue, 2010, Pre-Refunded, 5.5%, 12/01/30 ........................... 1,500,000 1,519,335
Revenue, 2010, Pre-Refunded, 5.625%, 12/01/40 ......................... 4,000,000 4,052,800
Revenue, 2014A, 5.25%, 12/01/45 ..................................... 9,250,000 9,896,482
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,215,790
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,687,434
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 3,913,932
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 356,633
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,644,090
Revenue, 2012, Pre-Refunded, 5%, 12/01/42 ............................. 3,500,000 3,868,130
Revenue, 2020 A, AGMC Insured, 4%, 12/01/49 ........................... 7,200,000 8,467,776
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 606,206
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 1,016,785
Ignacio School District 11JT , GO , 2012 , Pre-Refunded , 5% , 12/01/31 .............
1,215,000 1,287,135
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,356,100
Meridian Metropolitan District , GO , 2011 A , Pre-Refunded , 5% , 12/01/41 ..........
5,000,000 5,287,150
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,641,400
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,135,380
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,684,980
Park Creek Metropolitan District ,
Revenue, 2011A, Pre-Refunded, AGMC Insured, 6%, 12/01/38 ............... 2,500,000 2,535,800
Revenue, 2011A, Pre-Refunded, AGMC Insured, 6.125%, 12/01/41 ............ 2,500,000 2,536,575
Revenue, 2017A, 5%, 12/01/41 ....................................... 3,000,000 3,472,710
Revenue, 2017A, 5%, 12/01/46 ....................................... 2,500,000 2,877,700
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 8,061,340
Revenue, Senior Lien, 2018A, 5%, 12/01/46 .............................. 2,875,000 3,461,816

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
$ 6,475,000 $ 8,006,597
Platte River Power Authority , Revenue , II , 5% , 6/01/37 ........................
12,000,000 12,905,520
Poudre Tech Metropolitan District , GO , 2010A , Refunding , AGMC Insured , 5% ,
12/01/39 ........................................................ 7,435,000 7,523,551
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 15,784,857
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,912,990
Pueblo Urban Renewal Authority ,
Revenue, 2011-B, Pre-Refunded, 5.25%, 12/01/28 ......................... 1,000,000 1,062,480
Revenue, 2011-B, Pre-Refunded, 5.5%, 12/01/31 .......................... 1,010,000 1,076,246
Revenue, 2011-B, Pre-Refunded, 5.25%, 12/01/38 ......................... 3,615,000 3,840,865
Regional Transportation District Sales Tax ,
Revenue, 2016 A, 5%, 11/01/41 ....................................... 10,000,000 11,911,100
Revenue, 2016 A, 5%, 11/01/46 ....................................... 11,000,000 13,003,430
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,169,420
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,456,045
State of Colorado ,
COP, 2011G, Pre-Refunded, 5%, 3/15/32 ................................ 10,000,000 10,257,600
COP, 2013I, Pre-Refunded, 5%, 3/15/36 ................................. 3,000,000 3,480,630
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,109,400
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,627,900
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,183,840
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,550,806
COP, 2020, Refunding, 4%, 6/15/41 .................................... 1,275,000 1,498,393
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,310,697
University of Colorado, COP, 2013A, Refunding, 5%, 11/01/29 ................ 3,105,000 3,513,773
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,307,408
Thompson Crossing Metropolitan District No. 2 , GO , 2016B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,383,620
Town of Castle Rock ,
Revenue, 2013, 5%, 6/01/31 ......................................... 1,800,000 2,009,916
Revenue, 2013, 5%, 6/01/32 ......................................... 1,845,000 2,058,005
Revenue, 2013, 5%, 6/01/35 ......................................... 2,775,000 3,090,573
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,669,220
University of Colorado ,
Revenue, 2015A, Pre-Refunded, 5%, 6/01/38 ............................. 5,655,000 6,918,836
Revenue, 2018 B, 5%, 6/01/48 ........................................ 5,000,000 6,185,700
Revenue, 2019B, Refunding, 5%, 6/01/44 ............................... 3,385,000 4,304,163
Revenue, 2019B, Refunding, 5%, 6/01/49 ............................... 3,295,000 4,164,353
University of Northern Colorado , Revenue , 2011A , Pre-Refunded , 5% , 6/01/30 .....
1,690,000 1,750,536
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 451,835
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 560,899
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,381,388
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,240,500
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 780,053
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 611,620
Woodmoor Water & Sanitation District No. 1 , Revenue , 2011 , 5% , 12/01/36 ........
5,000,000 5,277,250
700,932,027

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 1,500,000 $ 1,825,890
Total Municipal Bonds (Cost $650,350,374) .....................................
702,757,917
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Colorado 0.5%
a
City & County of Denver , COP , 2008A2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 0.02% , 12/01/29 .................................. 1,500,000 1,500,000
a
Colorado Educational & Cultural Facilities Authority , Michael Ann Russell Jewish
Community Center, Inc. , Revenue , 2012-B-5 , LOC TD Bank NA , Daily VRDN and
Put , 0.02% , 1/01/39 ................................................ 2,480,000 2,480,000
3,980,000
Total Municipal Bonds (Cost $3,980,000) .......................................
3,980,000
Total Short Term Investments (Cost $3,980,000 ) .................................
3,980,000
a
Total Investments (Cost $654,330,374) 96.8% ...................................
$706,737,917
Other Assets, less Liabilities 3.2% .............................................
22,806,228
Net Assets 100.0% ...........................................................
$729,544,145
See Abbreviations on page 155 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
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65
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.29 0.14
Net realized and unrealized gains (losses) .................................... (0.15) 0.36 0.04
Total from investment operations ............................................. (0.01) 0.65 0.18
Less distributions from:
Net investment income ................................................... (0.14) (0.31) (0.14)
Net asset value, end of period ............................................... $10.24 $10.39 $10.05
Total return
e
............................................................ (0.11)% 6.54% 1.86%
Ratios to average net assets
f
Expenses
g
............................................................. 0.94% 0.93% 0.92%
Net investment income .................................................... 2.71% 2.83% 2.98%
Supplemental data
Net assets, end of period (000’s) ............................................. $26,097 $21,670 $13,765
Portfolio turnover rate ..................................................... 9.42% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.38 $10.04 $10.08 $10.42 $10.69 $10.86
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.30 0.31 0.32 0.37 0.39
Net realized and unrealized gains (losses) (0.16) 0.36 (0.03) (0.32) (0.28) (0.17)
Total from investment operations ........ (0.01) 0.66 0.28 — 0.09 0.22
Less distributions from:
Net investment income .............. (0.14) (0.32) (0.32) (0.34) (0.36) (0.39)
Net asset value, end of period .......... $10.23 $10.38 $10.04 $10.08 $10.42 $10.69
Total return
d
....................... (0.03)% 6.70% 2.86% 0.03% 0.82% 2.09%
Ratios to average net assets
e
Expenses ......................... 0.79%
f
0.78%
f
0.77%
f
0.74% 0.71% 0.69%
Net investment income ............... 2.88% 2.98% 3.13% 3.15% 3.42% 3.66%
Supplemental data
Net assets, end of period (000’s) ........ $142,082 $150,081 $160,148 $187,638 $222,705 $253,012
Portfolio turnover rate ................ 9.42% 11.63% 15.00% 4.27% 12.40% 7.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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67
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.46 $10.13 $10.16 $10.50 $10.77 $10.93
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.25 0.26 0.27 0.31 0.33
Net realized and unrealized gains (losses) (0.14) 0.35 (0.02) (0.32) (0.28) (0.16)
Total from investment operations ........ (0.02) 0.60 0.24 (0.05) 0.03 0.17
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.27) (0.29) (0.30) (0.33)
Net asset value, end of period .......... $10.32 $10.46 $10.13 $10.16 $10.50 $10.77
Total return
d
....................... (0.21)% 5.98% 2.37% (0.52)% 0.25% 1.62%
Ratios to average net assets
e
Expenses ......................... 1.34%
f
1.33%
f
1.32%
f
1.29% 1.26% 1.24%
Net investment income ............... 2.32% 2.43% 2.58% 2.60% 2.87% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $16,946 $20,421 $26,076 $45,183 $61,813 $68,311
Portfolio turnover rate ................ 9.42% 11.63% 15.00% 4.27% 12.40% 7.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.38 $10.04 $10.08 $10.30
Income from investment operations
c
:
Net investment income
d
...................................... 0.15 0.32 0.33 0.20
Net realized and unrealized gains (losses) ........................ (0.15) 0.36 (0.03) (0.22)
Total from investment operations ................................. — 0.68 0.30 (0.02)
Less distributions from:
Net investment income ....................................... (0.15) (0.34) (0.34) (0.20)
Net asset value, end of period ................................... $10.23 $10.38 $10.04 $10.08
Total return
e
................................................ 0.04% 6.85% 2.99% (0.19)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.70% 0.70% 0.65% 0.77%
Expenses net of waiver and payments by affiliates .................... 0.64%
g
0.64%
g
0.63%
g
0.60%
Net investment income ........................................ 3.01% 3.12% 3.27% 3.29%
Supplemental data
Net assets, end of period (000’s) ................................. $326 $299 $147 $324
Portfolio turnover rate ......................................... 9.42% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.37 $10.04 $10.08 $10.42 $10.68 $10.85
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.32 0.33 0.38 0.40
Net realized and unrealized gains (losses) (0.14) 0.35 (0.03) (0.32) (0.27) (0.17)
Total from investment operations ........ 0.01 0.66 0.29 0.01 0.11 0.23
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.33) (0.35) (0.37) (0.40)
Net asset value, end of period .......... $10.23 $10.37 $10.04 $10.08 $10.42 $10.68
Total return
d
....................... 0.12% 6.71% 2.96% 0.13% 1.01% 2.19%
Ratios to average net assets
e
Expenses ......................... 0.69%
f
0.68%
f
0.67%
f
0.64% 0.61% 0.59%
Net investment income ............... 2.98% 3.08% 3.23% 3.25% 3.52% 3.76%
Supplemental data
Net assets, end of period (000’s) ........ $19,934 $20,024 $19,351 $20,855 $26,253 $21,254
Portfolio turnover rate ................ 9.42% 11.63% 15.00% 4.27% 12.40% 7.86%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Connecticut 98.5%
City of Bridgeport ,
GO, Pre-Refunded, 5%, 2/15/32 ....................................... $ 10,000,000 $ 10,691,400
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,204,540
City of New Haven , GO , 2002C , NATL Insured , ETM, 5% , 11/01/22 ..............
25,000 25,091
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,132,970
Connecticut Housing Finance Authority ,
Revenue, 10, 5%, 6/15/28 ........................................... 420,000 421,499
Revenue, 13, 5%, 6/15/40 ........................................... 1,500,000 1,505,325
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 1,250,000 1,233,300
Revenue, 2020C-1, Refunding, 2.05%, 5/15/37 ........................... 1,400,000 1,395,072
Revenue, E-E1, 3.05%, 11/15/44 ...................................... 5,000,000 5,265,600
Revenue, E-E1, 3.1%, 11/15/49 ....................................... 2,000,000 2,094,100
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013A , 5% , 1/01/38 ..
3,000,000 3,275,520
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 429,166
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 382,906
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 590,064
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 300,000 367,371
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 385,046
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 462,620
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,038,897
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,411,300
Connecticut State University System, Revenue, N, 5%, 11/01/29 .............. 5,060,000 5,697,358
Covenant Retirement Communities Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,431,640
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,231,290
Hartford HealthCare Obligated Group, Revenue, 2011A, Pre-Refunded, 5%, 7/01/41 12,000,000 12,466,440
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,104,640
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 3,105,000 3,399,820
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 9,140,505
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.375%, 7/01/31 .. 1,500,000 1,564,905
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.625%, 7/01/41 .. 5,500,000 5,749,370
Sacred Heart University, Inc., Revenue, 2012H, Pre-Refunded, AGMC Insured, 5%,
7/01/28 ........................................................ 2,290,000 2,491,634
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 5,050,675
Stamford Hospital Obligated Group (The), Revenue, 2010-1, 5%, 7/01/30 ........ 5,000,000 5,115,650
Stamford Hospital Obligated Group (The), Revenue, J, 5%, 7/01/42 ............ 5,000,000 5,220,850
Trinity College, Inc., Revenue, R, Refunding, 4%, 6/01/45 .................... 2,500,000 2,839,925
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,871,250
Western Connecticut Health Obligated Group, Revenue, 2011 M, Pre-Refunded,
5.375%, 7/01/41 ................................................. 7,000,000 7,299,880
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,383,650
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,702,227
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. 1,145,000 1,154,744
Connecticut Transmission Municipal Electric Energy Cooperative , Revenue , 2012A ,
5% , 1/01/42 ...................................................... 5,000,000 5,260,600
Metropolitan District (The) ,
Revenue, 2013A, Pre-Refunded, 5%, 4/01/36 ............................. 5,000,000 5,376,050
Revenue, 2014A, 5%, 11/01/42 ....................................... 5,000,000 5,736,950
South Central Connecticut Regional Water Authority ,
Revenue, A-THIRTIETH, Pre-Refunded, 5%, 8/01/39 ....................... 1,500,000 1,774,110
Revenue, A-THIRTIETH, Pre-Refunded, 5%, 8/01/44 ....................... 1,615,000 1,910,125
Revenue, Second Series, B-THIRTY SECOND, Refunding, 5%, 8/01/38 ......... 1,720,000 2,076,384
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 5,898,050

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
71
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
GO, 2020 A, 4%, 1/15/38 ............................................ $ 2,250,000 $ 2,634,120
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 703,020
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,653,000
Special Tax, 2016A, 5%, 9/01/33 ...................................... 1,000,000 1,210,610
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,226,830
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,161,160
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,659,000
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/34 ....... 5,000,000 5,944,400
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/35 ....... 1,000,000 1,187,420
Clean Water Fund - State Revolving Fund, Revenue, 2017A, 5%, 5/01/37 ....... 3,000,000 3,716,430
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 414,946
Town of Stratford , GO , 2017 , AGMC Insured , 5% , 7/01/33 .....................
1,000,000 1,187,130
University of Connecticut ,
Revenue, 2013A, 5%, 8/15/28 ........................................ 6,590,000 7,379,087
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,248,180
Revenue, 2017 A, 5%, 1/15/37 ........................................ 4,000,000 4,769,520
202,355,362
Total Municipal Bonds (Cost $190,623,959) .....................................
202,355,362
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Connecticut 0.7%
a
Connecticut State Health & Educational Facilities Authority ,
Yale University, Revenue, 2001 V-1, Daily VRDN and Put, 0.01%, 7/01/36 ....... 1,200,000 1,200,000
Yale University, Revenue, 2001 V-2, Daily VRDN and Put, 0.01%, 7/01/36 ....... 300,000 300,000
1,500,000
Total Municipal Bonds (Cost $1,500,000) .......................................
1,500,000
Total Short Term Investments (Cost $1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $192,123,959) 99.2% ...................................
$203,855,362
Other Assets, less Liabilities 0.8% .............................................
1,530,373
Net Assets 100.0% ...........................................................
$205,385,735
See Abbreviations on page 155 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
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Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.29 0.15
Net realized and unrealized gains (losses) .................................... (0.10) 0.74 0.12
Total from investment operations ............................................. 0.04 1.03 0.27
Less distributions from:
Net investment income ................................................... (0.14) (0.31) (0.15)
Net asset value, end of period ............................................... $11.93 $12.03 $11.31
Total return
e
............................................................ 0.37% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
............................................................. 0.82% 0.82% 0.83%
Net investment income .................................................... 2.39% 2.51% 2.86%
Supplemental data
Net assets, end of period (000’s) ............................................. $89,499 $74,740 $33,739
Portfolio turnover rate ..................................................... 2.50% 4.08% 11.55%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

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Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
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73
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.02 $11.30 $11.25 $11.52 $11.78 $12.02
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.34 0.36 0.40 0.42
Net realized and unrealized gains (losses) (0.10) 0.73 0.06 (0.26) (0.25) (0.25)
Total from investment operations ........ 0.05 1.04 0.40 0.10 0.15 0.17
Less distributions from:
Net investment income .............. (0.15) (0.32) (0.35) (0.37) (0.41) (0.41)
Net asset value, end of period .......... $11.92 $12.02 $11.30 $11.25 $11.52 $11.78
Total return
d
....................... 0.45% 9.36% 3.59% 0.85% 1.24% 1.48%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.68%
f
0.67% 0.65% 0.64%
Net investment income ............... 2.55% 2.66% 3.01% 3.11% 3.43% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $712,069 $731,568 $727,705 $797,935 $861,662 $896,978
Portfolio turnover rate ................ 2.50% 4.08% 11.55% 12.74% 12.35% 12.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.21 $11.48 $11.43 $11.69 $11.95 $12.20
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.25 0.28 0.30 0.35 0.36
Net realized and unrealized gains (losses) (0.10) 0.74 0.05 (0.26) (0.27) (0.26)
Total from investment operations ........ 0.02 0.99 0.33 0.04 0.08 0.10
Less distributions from:
Net investment income .............. (0.12) (0.26) (0.28) (0.30) (0.34) (0.35)
Net asset value, end of period .......... $12.11 $12.21 $11.48 $11.43 $11.69 $11.95
Total return
d
....................... 0.17% 8.74% 2.96% 0.36% 0.66% 0.83%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.23%
f
1.22% 1.20% 1.19%
Net investment income ............... 1.98% 2.11% 2.46% 2.56% 2.88% 3.00%
Supplemental data
Net assets, end of period (000’s) ........ $66,204 $78,321 $80,062 $124,683 $142,248 $145,491
Portfolio turnover rate ................ 2.50% 4.08% 11.55% 12.74% 12.35% 12.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
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75
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.07 $11.35 $11.29 $11.53
Income from investment operations
c
:
Net investment income
d
...................................... 0.16 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........................ (0.10) 0.73 0.07 (0.24)
Total from investment operations ................................. 0.06 1.06 0.42 (0.02)
Less distributions from:
Net investment income ....................................... (0.16) (0.34) (0.36) (0.22)
Net asset value, end of period ................................... $11.97 $12.07 $11.35 $11.29
Total return
e
................................................ 0.52% 9.48% 3.79% (0.21)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.55% 0.55% 0.57% 0.58%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.54%
g
0.53%
Net investment income ........................................ 2.68% 2.80% 3.15% 3.25%
Supplemental data
Net assets, end of period (000’s) ................................. $4,632 $4,153 $3,042 $2,510
Portfolio turnover rate ......................................... 2.50% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.06 $11.34 $11.29 $11.55 $11.81 $12.06
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.35 0.37 0.42 0.43
Net realized and unrealized gains (losses) (0.10) 0.74 0.06 (0.25) (0.26) (0.26)
Total from investment operations ........ 0.06 1.06 0.41 0.12 0.16 0.17
Less distributions from:
Net investment income .............. (0.16) (0.34) (0.36) (0.38) (0.42) (0.42)
Net asset value, end of period .......... $11.96 $12.06 $11.34 $11.29 $11.55 $11.81
Total return
d
....................... 0.50% 9.44% 3.67% 1.03% 1.33% 1.50%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.58%
f
0.57% 0.55% 0.54%
Net investment income ............... 2.64% 2.76% 3.11% 3.21% 3.53% 3.65%
Supplemental data
Net assets, end of period (000’s) ........ $88,612 $79,717 $63,190 $53,587 $67,672 $39,846
Portfolio turnover rate ................ 2.50% 4.08% 11.55% 12.74% 12.35% 12.04%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Michigan Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Michigan 98.4%
Ann Arbor School District ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... $ 1,000,000 $ 1,200,180
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 1,235,000 1,479,715
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,235,690
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,362,733
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 797,680
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,810,114
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,622,693
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,781,136
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,708,033
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,957,981
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,243,990
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,185,689
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,204,979
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,817,200
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,255,720
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 588,844
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,240,840
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,915,503
Chippewa Valley Schools ,
GO, 2013, Refunding, 5%, 5/01/28 ..................................... 6,075,000 6,817,608
GO, 2013, Refunding, 5%, 5/01/29 ..................................... 6,425,000 7,204,866
GO, 2013, Refunding, 5%, 5/01/30 ..................................... 6,420,000 7,192,005
GO, 2013, Refunding, 5%, 5/01/31 ..................................... 3,000,000 3,358,200
GO, 2013, Refunding, 5%, 5/01/32 ..................................... 6,590,000 7,373,090
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,578,239
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2012A, Pre-Refunded, AGMC Insured, 5%, 7/01/39 ....................... 5,000,000 5,440,250
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003-B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,094
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,117
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/28 .............. 1,560,000 1,791,348
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/29 .............. 1,000,000 1,148,300
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/31 .............. 2,095,000 2,401,184
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/32 .............. 1,175,000 1,345,046
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/33 .............. 1,125,000 1,286,606
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/34 .............. 1,000,000 1,142,940
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/35 .............. 1,500,000 1,712,265
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/39 .............. 880,000 1,003,279
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/44 .............. 2,000,000 2,275,220
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,508,413
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/38 .............. 1,000,000 1,200,970
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,295,975
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,228,100
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 6,100,550
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,916,940
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 4,027,999
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,617,598
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,996,468
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,842,150
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,440,220

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ $ 2,240,000 $ 2,900,083
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 3,099,053
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,811,080
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,623,759
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,580,745
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,645,695
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,093,625
Detroit City School District , GO , 2001A , AGMC Insured , 6% , 5/01/29 .............
10,000,000 12,776,700
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 634,295
GO, 2017, 5%, 5/01/33 ............................................. 815,000 1,017,568
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,242,190
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,237,770
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,234,360
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 636,475
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,975,280
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,836,090
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,628,380
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,864,245
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,353,198
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,220,195
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,200,180
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,395,280
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,803,829
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,445,229
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,559,500
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,184,490
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,686,979
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/44 ........... 2,000,000 2,212,700
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/47 ........... 2,500,000 2,760,775
Munson Healthcare Obligated Group, Revenue, 2019A, 5%, 7/01/44 ........... 1,110,000 1,334,597
Munson Healthcare Obligated Group, Revenue, 2019B, 5%, 7/01/39 ........... 1,625,000 1,976,585
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 5,019,309
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,089,963
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,153,016
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 896,317
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,192,050
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,367,373
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,382,855
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,554,304
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,444,863
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,423,638
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 7,253,278
Gull Lake Community School District , GO , 2018 -I , 5% , 5/01/48 .................
5,000,000 6,078,000
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,213,673
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,205,402

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... $ 1,550,000 $ 1,901,246
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,046,775
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,020,750
Kelloggsville Public Schools ,
GO, 2015, AGMC Insured, 5%, 5/01/33 ................................. 1,045,000 1,242,004
GO, 2015, AGMC Insured, 5%, 5/01/35 ................................. 1,150,000 1,357,552
GO, 2015, AGMC Insured, 5%, 5/01/38 ................................. 3,815,000 4,476,864
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,463,786
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,459,364
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,457,312
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,339,430
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,142,918
L'Anse Creuse Public Schools ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... 5,230,000 6,287,663
GO, 2015, Refunding, 5%, 5/01/30 ..................................... 5,560,000 6,644,700
GO, 2015, Refunding, 5%, 5/01/32 ..................................... 5,890,000 7,009,277
GO, 2015, Refunding, 5%, 5/01/34 ..................................... 6,220,000 7,376,920
GO, 2015, Refunding, 5%, 5/01/35 ..................................... 2,840,000 3,365,372
Lansing Board of Water & Light ,
Revenue, 2011 A, Pre-Refunded, 5.5%, 7/01/41 ........................... 10,000,000 10,443,000
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 12,659,200
Lansing Community College ,
GO, 2012, Pre-Refunded, 5%, 5/01/32 .................................. 2,310,000 2,492,883
GO, 2012, 5%, 5/01/32 ............................................. 690,000 742,122
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,556,580
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,810,901
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,570,974
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,655,004
Lenawee County Hospital Finance Authority , Promedica Healthcare Obligated Group ,
Revenue , 2011B , Pre-Refunded , 6% , 11/15/35 ............................ 5,000,000 5,342,500
Livonia Public Schools ,
GO, 2013 I, AGMC Insured, 5%, 5/01/36 ................................ 5,725,000 6,313,759
GO, 2013 I, AGMC Insured, 5%, 5/01/38 ................................ 6,000,000 6,605,340
GO, 2013 I, AGMC Insured, 5%, 5/01/43 ................................ 16,850,000 18,470,633
Macomb Interceptor Drain Drainage District ,
Special Assessment, 2017 A, Refunding, 5%, 5/01/34 ....................... 2,000,000 2,490,180
Special Assessment, 2017 A, Refunding, 5%, 5/01/42 ....................... 7,500,000 9,069,525
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,325,269
Mattawan Consolidated School District ,
GO, 2015 I, 5%, 5/01/30 ............................................. 1,000,000 1,206,330
GO, 2015 I, 5%, 5/01/31 ............................................. 1,915,000 2,306,177
GO, 2015 I, 5%, 5/01/32 ............................................. 1,110,000 1,333,909
GO, 2015 I, 5%, 5/01/34 ............................................. 2,325,000 2,784,513
GO, 2015 I, 5%, 5/01/39 ............................................. 3,375,000 4,007,846
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 891,570
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 936,494
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,360,825
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... 10,005,000 10,749,072
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,773,040

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... $ 5,585,000 $ 6,193,653
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,489,095
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/28 ...... 3,000,000 3,298,830
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/29 ...... 3,000,000 3,298,830
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/32 ...... 2,000,000 2,199,220
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,267,275
Clean Water Revolving Fund, Revenue, 2018B, Refunding, 5%, 10/01/38 ........ 8,055,000 10,282,852
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,252,860
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 4,984,341
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 25,746,102
Henry Ford Health System Obligated Group, Revenue, 2019A, 4%, 11/15/50 ..... 3,630,000 4,088,614
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,816,738
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 450,192
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 633,015
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 714,522
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 751,133
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 715,563
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,129,650
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,259,200
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,639,440
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,497,360
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 364,965
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 23,027,587
Michigan State Building Authority ,
Revenue, 2011 I-A, Refunding, 5.5%, 10/15/45 ............................ 2,000,000 2,117,020
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,665,950
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,671,200
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,638,090
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,831,549
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,197,760
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,876,200
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/32 ............. 5,000,000 5,923,500
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/33 ............. 5,370,000 6,326,021
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 11,875,200
Ascension Health Credit Group, Revenue, 2010F-8, Refunding, 5%, 11/15/46 ..... 5,000,000 5,941,050
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,213,226
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,445,795
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,793,840
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,383,560
Trinity Health Corp. Obligated Group, Revenue, 2009B, Pre-Refunded, 5%, 12/01/48 20,000,000 21,662,400
Michigan State Housing Development Authority ,
Revenue, 2019B, 3.1%, 12/01/44 ...................................... 15,000,000 15,740,700
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,378,623
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,182,548

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State University , Revenue , 2015A , 5% , 8/15/40 ......................
$ 8,500,000 $ 9,852,520
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 3,000,000 3,129,660
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 7,000,000 7,854,700
Michigan Technological University , Revenue , 2015A , 5% , 10/01/45 ..............
2,400,000 2,854,200
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,833,225
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,224,542
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/27 ................................. 1,000,000 1,127,280
Revenue, 2014, Refunding, 5%, 3/01/30 ................................. 1,010,000 1,128,483
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,403,993
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,111,110
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,423,908
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,106,190
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,293,160
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,202,941
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,191,110
Rochester Community School District ,
GO, 2016 I, 5%, 5/01/32 ............................................. 5,575,000 6,861,877
GO, 2016 I, 5%, 5/01/35 ............................................. 6,450,000 7,882,868
GO, 2016 I, 5%, 5/01/36 ............................................. 2,800,000 3,411,660
Roseville Community Schools ,
GO, 2014, Refunding, 5%, 5/01/26 ..................................... 1,400,000 1,688,862
GO, 2014, Refunding, 5%, 5/01/27 ..................................... 1,370,000 1,647,754
GO, 2014, Refunding, 5%, 5/01/28 ..................................... 3,040,000 3,648,547
GO, 2014, Refunding, 5%, 5/01/29 ..................................... 3,300,000 3,953,895
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,620,000 1,937,698
GO, 2014, Refunding, 5%, 5/01/31 ..................................... 1,585,000 1,892,617
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/27 .... 3,350,000 3,811,730
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/28 .... 2,500,000 2,835,000
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/39 .... 17,500,000 19,429,375
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,144,100
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,650,438
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,505,930
Saline Area Schools Historic Preservation Foundation ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,369,410
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,594,427
South Haven Public Schools ,
GO, 2015B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 415,450
GO, 2015B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,863,194
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,962,330
a
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
12,000,000 14,123,280
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 6,023,163
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 14,022,016
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. 2,000,000 2,386,260
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,341,601
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,594,315
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 6,076,850
Revenue, 2020A, Refunding, 4%, 4/01/45 ............................... 1,600,000 1,915,984

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Warren Consolidated Schools , GO , 2012 , 5% , 5/01/32 .......................
$ 2,500,000 $ 2,656,075
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2018A , 5% , 12/01/43 ............................................... 7,750,000 9,386,258
Wayne State University ,
Revenue, 2015A, Refunding, 5%, 11/15/31 ............................... 1,860,000 2,126,185
Revenue, 2015A, Refunding, 5%, 11/15/33 ............................... 1,500,000 1,704,510
Revenue, 2018A, 5%, 11/15/43 ....................................... 4,500,000 5,423,355
Revenue, 2018A, 4%, 11/15/48 ....................................... 10,000,000 11,197,000
Western Michigan University ,
Revenue, 2015A, Refunding, 5%, 11/15/26 ............................... 1,500,000 1,799,415
Revenue, 2015A, Refunding, 5%, 11/15/27 ............................... 2,160,000 2,584,505
Revenue, 2015A, Refunding, 5%, 11/15/28 ............................... 1,635,000 1,952,975
Revenue, 2015A, Refunding, 5%, 11/15/29 ............................... 2,000,000 2,386,920
Revenue, 2015A, Refunding, 5%, 11/15/30 ............................... 2,500,000 2,974,725
Revenue, 2015A, Refunding, 5%, 11/15/40 ............................... 1,560,000 1,841,221
Revenue, 2015A, Refunding, 5%, 11/15/45 ............................... 2,000,000 2,350,480
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,164,217
Zeeland Public Schools ,
GO, 2015A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,824,617
GO, 2015A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,373,000
GO, 2015A, Pre-Refunded, AGMC Insured, 5%, 5/01/34 ..................... 2,000,000 2,428,800
GO, 2015A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 ..................... 2,000,000 2,428,800
945,740,290
U.S. Territories 0.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 2,130,205
Total Municipal Bonds (Cost $871,347,409) .....................................
947,870,495
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
Michigan 1.5%
b
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC BMO Harris Bank NA , Daily VRDN and Put , 0.02% ,
6/01/34 ......................................................... 700,000 700,000
b
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.03% , 12/01/33 .................................. 3,870,000 3,870,000
b
University of Michigan ,
Revenue, 2008A, SPA Wells Fargo Bank NA, Daily VRDN and Put, 0.02%, 4/01/38 5,500,000 5,500,000
Revenue, 2012B, Daily VRDN and Put, 0.02%, 4/01/42 ..................... 2,600,000 2,600,000
Revenue, 2012D-1, Daily VRDN and Put, 0.02%, 12/01/24 ................... 1,600,000 1,600,000
14,270,000
Total Municipal Bonds (Cost $14,270,000) ......................................
14,270,000
Total Short Term Investments (Cost $14,270,000 ) ................................
14,270,000
a
Total Investments (Cost $885,617,409) 100.1% ..................................
$962,140,495
Other Assets, less Liabilities (0.1)% ...........................................
(1,124,230)
Net Assets 100.0% ...........................................................
$961,016,265

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
See Abbreviations on page 155 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
0
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
.................................................. 0.13 0.30 0.16
Net realized and unrealized gains (losses) .................................... (0.08) 0.72 0.13
Total from investment operations ............................................. 0.05 1.02 0.29
Less distributions from:
Net investment income ................................................... (0.13) (0.30) (0.16)
Net asset value, end of period ............................................... $12.74 $12.82 $12.10
Total return
e
............................................................ 0.42% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
............................................................. 0.83% 0.83% 0.83%
Net investment income .................................................... 2.06% 2.42% 2.81%
Supplemental data
Net assets, end of period (000’s) ............................................. $129,953 $96,802 $39,129
Portfolio turnover rate ..................................................... 3.98% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.82 $12.09 $12.07 $12.27 $12.63 $12.69
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.32 0.35 0.35 0.37 0.40
Net realized and unrealized gains (losses) (0.08) 0.73 0.02 (0.20) (0.35) (0.06)
Total from investment operations ........ 0.06 1.05 0.37 0.15 0.02 0.34
Less distributions from:
Net investment income .............. (0.14) (0.32) (0.35) (0.35) (0.38) (0.40)
Net asset value, end of period .......... $12.74 $12.82 $12.09 $12.07 $12.27 $12.63
Total return
d
....................... 0.49% 8.82% 3.16% 1.23% 0.11% 2.71%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.68%
f
0.68%
f
0.66% 0.65% 0.64%
Net investment income ............... 2.23% 2.57% 2.96% 2.87% 2.99% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $592,899 $606,559 $588,878 $657,415 $695,040 $731,215
Portfolio turnover rate ................ 3.98% 16.45% 13.97% 13.77% 13.80% 8.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.97 $12.23 $12.21 $12.40 $12.76 $12.82
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.25 0.29 0.29 0.31 0.33
Net realized and unrealized gains (losses) (0.08) 0.75 0.02 (0.20) (0.37) (0.06)
Total from investment operations ........ 0.03 1.00 0.31 0.09 (0.06) 0.27
Less distributions from:
Net investment income .............. (0.11) (0.26) (0.29) (0.28) (0.30) (0.33)
Net asset value, end of period .......... $12.89 $12.97 $12.23 $12.21 $12.40 $12.76
Total return
d
....................... 0.21% 8.23% 2.56% 0.74% (0.45)% 2.12%
Ratios to average net assets
e
Expenses ......................... 1.23%
f
1.23%
f
1.23%
f
1.21% 1.20% 1.19%
Net investment income ............... 1.67% 2.02% 2.41% 2.32% 2.44% 2.61%
Supplemental data
Net assets, end of period (000’s) ........ $117,733 $138,417 $148,269 $203,925 $223,444 $217,904
Portfolio turnover rate ................ 3.98% 16.45% 13.97% 13.77% 13.80% 8.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.84 $12.11 $12.09 $12.40
Income from investment operations
c
:
Net investment income
d
...................................... 0.15 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........................ (0.08) 0.73 0.02 (0.32)
Total from investment operations ................................. 0.07 1.07 0.39 (0.10)
Less distributions from:
Net investment income ....................................... (0.15) (0.34) (0.37) (0.21)
Net asset value, end of period ................................... $12.76 $12.84 $12.11 $12.09
Total return
e
................................................ 0.57% 8.97% 3.30% (0.80)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.55% 0.55% 0.56% 0.54%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.53%
g
0.51%
Net investment income ........................................ 2.38% 2.72% 3.11% 3.02%
Supplemental data
Net assets, end of period (000’s) ................................. $10,482 $9,693 $7,177 $8,342
Portfolio turnover rate ......................................... 3.98% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.83 $12.11 $12.09 $12.28 $12.64 $12.70
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.33 0.37 0.37 0.39 0.41
Net realized and unrealized gains (losses) (0.08) 0.73 0.02 (0.19) (0.36) (0.06)
Total from investment operations ........ 0.07 1.06 0.39 0.18 0.03 0.35
Less distributions from:
Net investment income .............. (0.15) (0.34) (0.37) (0.37) (0.39) (0.41)
Net asset value, end of period .......... $12.75 $12.83 $12.11 $12.09 $12.28 $12.64
Total return
d
....................... 0.54% 8.83% 3.26% 1.41% 0.20% 2.81%
Ratios to average net assets
e
Expenses ......................... 0.58%
f
0.58%
f
0.58%
f
0.56% 0.55% 0.54%
Net investment income ............... 2.32% 2.67% 3.06% 2.97% 3.09% 3.26%
Supplemental data
Net assets, end of period (000’s) ........ $211,668 $203,230 $156,683 $160,199 $169,533 $121,685
Portfolio turnover rate ................ 3.98% 16.45% 13.97% 13.77% 13.80% 8.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Minnesota 98.7%
Alexandria Independent School District No. 206 ,
GO, 2011-A, Refunding, 5%, 2/01/37 ................................... $ 11,700,000 $ 11,921,832
GO, 2017 A, Refunding, 3%, 2/01/37 ................................... 29,905,000 32,229,217
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018A, 3.25%, 2/01/37 .......................................... 5,355,000 5,856,549
GO, 2018A, 3.375%, 2/01/43 ......................................... 6,020,000 6,541,573
GO, 2020 A, 3%, 2/01/45 ............................................ 2,000,000 2,138,800
Big Lake Independent School District No. 727 ,
GO, 2012B, Refunding, 5%, 2/01/23 .................................... 2,990,000 3,190,539
GO, 2012B, Refunding, 5%, 2/01/24 .................................... 3,000,000 3,200,760
GO, 2012B, Refunding, 5%, 2/01/25 .................................... 1,225,000 1,306,806
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,592,149
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 12,141,452
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,161,953
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,573,881
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012A, Refunding, 3%, 2/01/27 .................................... 3,410,000 3,524,542
GO, 2012A, Refunding, 3%, 2/01/30 .................................... 5,585,000 5,722,000
Centennial Independent School District No. 12 ,
GO, 2015A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,042,086
GO, 2015A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,044,320
GO, 2015A, Zero Cpn ., 2/01/35 ....................................... 350,000 218,299
Central Minnesota Municipal Power Agency ,
Revenue, 2012, 5%, 1/01/32 ......................................... 1,150,000 1,220,058
Revenue, 2012, 5%, 1/01/42 ......................................... 1,615,000 1,707,814
City of Bemidji , GO , 2011 , Pre-Refunded , 5.25% , 2/01/38 .....................
12,055,000 12,307,191
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,100,900
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,804,287 11,088,355
City of Lakeville , GO , 2012B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,821,742
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,692,200
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,948,210
GO, 2019, 3%, 12/01/28 ............................................. 1,400,000 1,584,072
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,306,100
Revenue, 2018 A, Refunding, AGMC Insured, 5%, 11/15/49 .................. 6,000,000 7,173,480
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,194,000
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,340,400
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,493,280
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,512,540
City of Ramsey ,
GO, 2012A, 3%, 12/15/28 ........................................... 1,105,000 1,135,476
GO, 2012A, 3.375%, 12/15/31 ........................................ 1,215,000 1,247,149
City of Rochester ,
Electric Utility, Revenue, 2013B, 5%, 12/01/43 ............................ 1,000,000 1,124,340
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,409,840
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 11,030,540
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/33 ..................... 4,425,000 6,260,800
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/34 ..................... 10,235,000 14,703,294
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/35 ..................... 5,000,000 7,270,100
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/36 ..................... 4,200,000 6,175,848
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,750,180

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2010A, 5.125%, 5/01/30 .. $ 750,000 $ 752,317
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,508,994
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,363,078
City of St. Paul ,
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/31 .......................... 1,000,000 1,172,660
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/32 .......................... 1,000,000 1,175,810
Sewer, Revenue, 2020 D, Refunding, 4%, 12/01/23 ........................ 1,020,000 1,144,634
Sewer, Revenue, 2020 D, Refunding, 5%, 12/01/26 ........................ 1,165,000 1,489,860
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,154,240
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,324,082
City of Willmar , GO , 2012A , Refunding , 3% , 2/01/29 .........................
500,000 504,035
Cloquet Independent School District No. 94 , GO , 2015B , 5% , 2/01/32 ............
3,615,000 4,309,044
County of Hennepin ,
GO, 2019 B, 5%, 12/15/33 ........................................... 2,280,000 3,000,754
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,385,299
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,519,884
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 625,000 630,150
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,225,297
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,065,240
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,060,840
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,294,568
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 18,673,278
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,303,351
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,198,197
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,327,812
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,326,338
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,724,235
GO, 2015B, Refunding, 4%, 2/01/25 .................................... 3,450,000 3,923,478
GO, 2015B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 3,030,110
Edina Independent School District No. 273 , GO , 2019A , 3% , 2/01/36 .............
1,630,000 1,760,221
Elk River Independent School District No. 728 , GO , 2015A , 4% , 2/01/32 ..........
6,130,000 6,703,400
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,483,781
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,572,758
Hastings Independent School District No. 200 ,
GO, 2018A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,793,103
GO, 2018A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,672,465
GO, 2018A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,555,995
Hennepin County Regional Railroad Authority ,
GO, 2019A, 5%, 12/01/35 ........................................... 4,480,000 5,808,320
GO, 2019A, 5%, 12/01/36 ........................................... 5,220,000 6,742,309
Hermantown Independent School District No. 700 , GO , 2014A , Refunding , 4% , 2/01/29
2,310,000 2,601,753
Hopkins Independent School District No. 270 ,
GO, 2019A, 3%, 2/01/33 ............................................ 5,640,000 6,122,671
GO, 2019A, 3%, 2/01/34 ............................................ 2,450,000 2,650,900
Jordan Independent School District No. 717 ,
GO, 2014A, Refunding, 5%, 2/01/31 .................................... 1,460,000 1,617,067
GO, Refunding, 5%, 2/01/32 ......................................... 2,000,000 2,215,160
GO, 2014A, Refunding, 5%, 2/01/33 .................................... 1,700,000 1,882,886

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Jordan Independent School District No. 717, (continued)
GO, 2014A, Refunding, 5%, 2/01/34 .................................... $ 1,805,000 $ 1,999,182
GO, 2014A, Refunding, 5%, 2/01/35 .................................... 1,000,000 1,107,580
Lakeville Independent School District No. 194 , GO , 2012B , 3% , 2/01/25 ..........
3,560,000 3,694,639
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 7,116,300
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,788,400
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,640,689
GO, 2019A, 3%, 3/01/29 ............................................ 6,400,000 7,117,056
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,546,305
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 4,023,760
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 4,009,120
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 3,353,351
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,581,885
Revenue, 2012B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,371,275
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,773,625
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,452,438
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,830,120
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 23,237,124
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 18,174,990
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 4,030,848
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,252,245
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 1,011,906
St. Olaf College, Revenue, EIGHT N, Refunding, 4%, 10/01/33 ................ 1,500,000 1,678,665
St. Olaf College, Revenue, EIGHT N, Refunding, 4%, 10/01/35 ................ 500,000 556,020
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,657,380
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,990,900
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/36 ........... 750,000 833,505
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/37 ........... 750,000 831,240
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 3,934,037
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 3,023,206
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,684,004
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,314,289
Revenue, 2011-E, GNMA Insured, 4.45%, 7/01/31 ......................... 2,110,000 2,160,260
Revenue, 2011G, GNMA Insured, 4%, 7/01/26 ............................ 1,115,000 1,143,031
Revenue, 2011G, GNMA Insured, 4.4%, 7/01/32 .......................... 1,905,000 1,947,596
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,184,580
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 4,730,000 4,887,178
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 2,500,000 2,562,475
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 3,500,000 3,584,350
a
Revenue, 2020B, 4%, 8/01/39 ........................................ 2,055,000 2,473,316
a
Revenue, 2020B, 4%, 8/01/40 ........................................ 3,405,000 4,082,322
a
Revenue, 2020B, 4%, 8/01/41 ........................................ 3,100,000 3,706,329
a
Revenue, 2020D, 4%, 8/01/41 ........................................ 1,000,000 1,195,590
a
Revenue, 2020D, 4%, 8/01/42 ........................................ 1,000,000 1,192,270
a
Revenue, 2020D, 4%, 8/01/43 ........................................ 1,000,000 1,189,170
Minnesota Municipal Power Agency ,
Revenue, 2010-A, 5.25%, 10/01/35 .................................... 12,000,000 12,046,920
Revenue, 2014A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,402,796
Revenue, 2014A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,324,956
Revenue, 2014A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,100,450
Revenue, 2014A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,169,990
Revenue, 2014A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,175,840

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Municipal Power Agency, (continued)
Revenue, 2016, 4%, 10/01/41 ........................................ $ 4,680,000 $ 5,199,293
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,597,949
Minnesota Public Facilities Authority , Revenue , 2010A , 5% , 3/01/24 ..............
17,010,000 19,841,655
Minnesota State Colleges And Universities Foundation ,
Revenue, 2011A, 5%, 10/01/28 ....................................... 2,135,000 2,240,042
Revenue, 2012A, Refunding, 5%, 10/01/22 .............................. 1,410,000 1,541,624
Moorhead Independent School District No. 152 , GO , 2020A , 2.5% , 2/01/37 ........
9,295,000 9,703,701
New Prague Independent School District No. 721 ,
GO, 2012-A, Refunding, 4%, 2/01/22 ................................... 3,090,000 3,138,668
GO, 2012-A, Refunding, 4%, 2/01/23 ................................... 3,045,000 3,091,375
GO, 2012-A, Refunding, 4%, 2/01/24 ................................... 3,245,000 3,293,967
GO, 2012-A, Refunding, 4%, 2/01/25 ................................... 2,000,000 2,029,340
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,453,119
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,697,670
Northern Municipal Power Agency ,
Revenue, 2013A, 5%, 1/01/30 ........................................ 1,190,000 1,303,919
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 947,896
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,891,210
GO, 2018B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 11,995,979
GO, 2018B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,699,315
GO, 2018B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,371,245
Rochester Independent School District No. 535 ,
GO, 2020A, 4%, 2/01/28 ............................................ 4,300,000 5,346,491
GO, 2020A, 4%, 2/01/29 ............................................ 6,565,000 8,101,276
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2012C ,
Refunding , 4% , 2/01/21 ............................................. 1,365,000 1,386,785
Roseville Independent School District No. 623 ,
GO, 2018A, 5%, 2/01/30 ............................................ 3,700,000 4,608,350
GO, 2018A, 4%, 2/01/34 ............................................ 9,535,000 10,919,959
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,944,090
GO, 2016B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,753,842
GO, 2016B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,124,640
GO, 2016B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,739,218
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 6,074,774
Southern Minnesota Municipal Power Agency ,
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/23 ........................ 4,000,000 3,947,040
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/26 ........................ 5,395,000 5,138,252
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/27 ........................ 6,600,000 6,163,740
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 11,031,866
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,602,985
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 927,080
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 736,602
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 798,685
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,084,740
GO, 2015A, 4%, 2/01/28 ............................................ 2,080,000 2,362,817
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,680,815
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,823,700
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,534,895
St. Francis Independent School District No. 15 ,
GO, 2018A, 4%, 2/01/37 ............................................ 1,025,000 1,084,460

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Francis Independent School District No. 15, (continued)
GO, 2018A, 3.5%, 2/01/41 ........................................... $ 6,350,000 $ 6,554,851
St. Michael-Albertville Independent School District No. 885 , GO , 2011-A , Refunding ,
4.25% , 2/01/32 ................................................... 10,295,000 10,759,716
St. Paul Independent School District No. 625 ,
GO, 2012A, 3%, 2/01/30 ............................................ 1,385,000 1,395,623
GO, 2012A, 3%, 2/01/31 ............................................ 1,195,000 1,203,748
GO, 2013B, Refunding, 5%, 2/01/24 .................................... 2,925,000 3,252,746
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 4,147,381
GO, 2013F, Refunding, 4%, 10/01/25 ................................... 15,000,000 16,698,600
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,320,763
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,567,700
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,688,400
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,633,648
GO, 2020 A, 5%, 8/01/38 ............................................ 10,000,000 13,392,000
Revenue, 2012B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,153,720
Revenue, 2012B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,141,350
Revenue, 2014A, 5%, 6/01/38 ........................................ 8,500,000 9,349,320
University of Minnesota ,
Revenue, 2011B, 5%, 8/01/36 ........................................ 5,000,000 5,205,350
Revenue, 2014B, 5%, 1/01/38 ........................................ 4,500,000 5,116,050
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 6,072,800
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,589,658
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 6,073,900
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 7,118,773
Revenue, 2017A, 5%, 9/01/42 ........................................ 4,410,000 5,386,065
Revenue, 2019A, 5%, 4/01/39 ........................................ 1,805,000 2,309,967
Revenue, 2019A, 5%, 4/01/41 ........................................ 6,045,000 7,692,988
Revenue, 2019A, 5%, 4/01/44 ........................................ 8,505,000 10,761,887
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019A, 5%, 2/01/30 ...... 3,600,000 4,661,028
Rock Ridge Independent School District No. 2909, GO, 2019A, 3%, 2/01/40 ...... 3,295,000 3,555,865
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,956,734
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,892,884
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,052,138
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,704,473
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,202,360
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,077,490
Western Minnesota Municipal Power Agency ,
Revenue, 2012A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,542,550
Revenue, 2012A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,733,185
Revenue, 2012A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,323,396
Revenue, 2014A, Pre-Refunded, 5%, 1/01/40 ............................. 8,075,000 9,337,607
Revenue, 2014A, Pre-Refunded, 5%, 1/01/46 ............................. 11,870,000 13,725,993
Revenue, 2015A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,616,740
Revenue, 2015A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,446,314
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 6,164,850
1,048,456,224
Total Municipal Bonds (Cost $975,848,902) .....................................
1,048,456,224
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
s
Short Term Investments 2.0%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 2.0%
Minnesota 2.0%
b
City of Minneapolis/St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 11/15/35 ................................. $ 4,900,000 $ 4,900,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.02%, 11/15/35 ..................................... 11,125,000 11,125,000
b
Minnesota Higher Education Facilities Authority , Concordia University St. Paul ,
Revenue , 6Q , LOC US Bank NA , Daily VRDN and Put , 0.04% , 4/01/37 ......... 5,445,000 5,445,000
21,470,000
Total Municipal Bonds (Cost $21,470,000) ......................................
21,470,000
Total Short Term Investments (Cost $21,470,000 ) ................................
21,470,000
a
Total Investments (Cost $997,318,902) 100.7% ..................................
$1,069,926,224
Other Assets, less Liabilities (0.7)% ...........................................
(7,192,361)
Net Assets 100.0% ...........................................................
$1,062,733,864
See Abbreviations on page 155 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Highlights
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The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
.................................................. 0.16 0.35 0.17
Net realized and unrealized gains (losses) .................................... (0.08) 0.71 0.11
Total from investment operations ............................................. 0.08 1.06 0.28
Less distributions from:
Net investment income ................................................... (0.16) (0.35) (0.17)
Net asset value, end of period ............................................... $13.12 $13.20 $12.49
Total return
e
............................................................ 0.65% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
............................................................. 0.80% 0.81% 0.80%
Net investment income .................................................... 2.44% 2.69% 2.88%
Supplemental data
Net assets, end of period (000’s) ............................................. $210,408 $160,174 $75,132
Portfolio turnover rate ..................................................... 7.67% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.20 $12.49 $12.46 $12.56 $12.90 $12.91
Income from investment operations
b
:
Net investment income
c
............. 0.17 0.37 0.38 0.38 0.41 0.44
Net realized and unrealized gains (losses) (0.09) 0.71 0.03 (0.10) (0.34) (0.01)
Total from investment operations ........ 0.08 1.08 0.41 0.28 0.07 0.43
Less distributions from:
Net investment income .............. (0.17) (0.37) (0.38) (0.38) (0.41) (0.44)
Net asset value, end of period .......... $13.11 $13.20 $12.49 $12.46 $12.56 $12.90
Total return
d
....................... 0.65% 8.76% 3.34% 2.26% 0.52% 3.43%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.65%
f
0.64% 0.63% 0.63%
Net investment income ............... 2.61% 2.84% 3.03% 3.02% 3.17% 3.41%
Supplemental data
Net assets, end of period (000’s) ........ $969,162 $996,280 $985,590 $1,090,194 $1,120,704 $1,186,318
Portfolio turnover rate ................ 7.67% 4.56% 13.09% 15.46% 14.17% 6.53%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
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97
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.38 $12.66 $12.63 $12.72 $13.06 $13.07
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.30 0.31 0.32 0.34 0.37
Net realized and unrealized gains (losses) (0.09) 0.72 0.03 (0.10) (0.34) (0.01)
Total from investment operations ........ 0.05 1.02 0.34 0.22 — 0.36
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.31) (0.31) (0.34) (0.37)
Net asset value, end of period .......... $13.29 $13.38 $12.66 $12.63 $12.72 $13.06
Total return
d
....................... 0.36% 8.16% 2.72% 1.75% (0.05)% 2.82%
Ratios to average net assets
e
Expenses ......................... 1.20%
f
1.21%
f
1.20%
f
1.19% 1.18% 1.18%
Net investment income ............... 2.04% 2.29% 2.48% 2.47% 2.62% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $181,172 $203,367 $215,045 $308,088 $330,566 $322,560
Portfolio turnover rate ................ 7.67% 4.56% 13.09% 15.46% 14.17% 6.53%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $13.22 $12.50 $12.47 $12.73
Income from investment operations
c
:
Net investment income
d
...................................... 0.18 0.38 0.39 0.23
Net realized and unrealized gains (losses) ........................ (0.09) 0.73 0.03 (0.26)
Total from investment operations ................................. 0.09 1.11 0.42 (0.03)
Less distributions from:
Net investment income ....................................... (0.18) (0.39) (0.39) (0.23)
Net asset value, end of period ................................... $13.13 $13.22 $12.50 $12.47
Total return
e
................................................ 0.79% 8.90% 3.47% (0.24)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.53% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates .................... 0.52%
g
0.52%
g
0.51%
g
0.50%
Net investment income ........................................ 2.73% 2.98% 3.17% 3.16%
Supplemental data
Net assets, end of period (000’s) ................................. $12,981 $10,638 $6,942 $7,847
Portfolio turnover rate ......................................... 7.67% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.21 $12.50 $12.47 $12.57 $12.91 $12.92
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.38 0.39 0.40 0.42 0.45
Net realized and unrealized gains (losses) (0.09) 0.71 0.03 (0.10) (0.34) (0.01)
Total from investment operations ........ 0.09 1.09 0.42 0.30 0.08 0.44
Less distributions from:
Net investment income .............. (0.18) (0.38) (0.39) (0.40) (0.42) (0.45)
Net asset value, end of period .......... $13.12 $13.21 $12.50 $12.47 $12.57 $12.91
Total return
d
....................... 0.77% 8.86% 3.43% 2.36% 0.62% 3.53%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.55%
f
0.54% 0.53% 0.53%
Net investment income ............... 2.70% 2.94% 3.13% 3.12% 3.27% 3.51%
Supplemental data
Net assets, end of period (000’s) ........ $263,674 $243,913 $179,427 $170,329 $143,603 $80,279
Portfolio turnover rate ................ 7.67% 4.56% 13.09% 15.46% 14.17% 6.53%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
Ohio 98.2%
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/28 ............................... $ 5,000,000 $ 5,714,100
Revenue, 2015A, Pre-Refunded, BAM Insured, 5.25%, 2/15/31 ............... 10,000,000 10,735,300
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,117,450
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,812,300
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,680,500
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,550,075
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,292,400
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,132,346
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,219,261
Revenue, 2020A, 4%, 2/15/44 ........................................ 1,215,000 1,398,611
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,326,430
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,518,120
Ashland City School District , GO , 2013-2 , 4% , 11/01/49 .......................
6,685,000 6,700,777
Bath Local School District ,
GO, 2012, AGMC Insured, 4%, 12/01/44 ................................ 1,295,000 1,307,225
GO, 2012, AGMC Insured, 5%, 12/01/49 ................................ 5,380,000 5,444,076
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,120,660
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,225,220
Bloom-Carroll Local School District , GO , 2018A , 5% , 11/01/55 ..................
7,025,000 8,575,277
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,837,470
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,592,057
Brooklyn City School District ,
GO, 2013, Pre-Refunded, AGMC Insured, 5.25%, 12/01/43 .................. 3,000,000 3,037,950
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,313,775
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 10,750,410
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn ., 12/01/32 ............................ 3,955,000 3,103,607
GO, 2005, NATL Insured, Zero Cpn ., 12/01/33 ............................ 2,000,000 1,520,220
Central Ohio Solid Waste Authority ,
GO, 2012, Pre-Refunded, 4%, 12/01/32 ................................. 16,945,000 18,054,193
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/22 ................... 1,905,000 1,885,016
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/23 ................... 1,905,000 1,869,415
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/24 ................... 1,905,000 1,851,317
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 19,698,396
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 11,083,000
City of Akron ,
Community Learning Center, Revenue, 2014, Pre-Refunded, 5%, 12/01/33 ...... 4,250,000 4,607,170
Waterworks System, Revenue, 2009, Refunding, AGMC Insured, 5%, 3/01/34 .... 1,000,000 1,003,680
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,937,350
City of Cincinnati , GO , 2015A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 8,029,255
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,283,945
GO, 2012, 5%, 12/01/30 ............................................. 35,000 38,482
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,232,220
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,217,807
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/30 .... 3,000,000 3,192,060
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/31 .... 1,500,000 1,596,030
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,379,920
City of Columbus ,
GO, 2014A, 5%, 2/15/25 ............................................ 5,000,000 5,812,650
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 6,421,700

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Columbus, (continued)
GO, 2018 A, 5%, 4/01/34 ............................................ $ 7,000,000 $ 9,084,250
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,836,450
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 6,240,500
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,271,607
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,876,298
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,239,442
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 5,034,234
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 4,214,734
City of Toledo ,
GO, 2010, Refunding, AGMC Insured, 5%, 12/01/28 ........................ 3,000,000 3,033,960
Water System, Revenue, 2012A, 4%, 11/15/36 ............................ 9,125,000 9,407,601
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 21,488,884
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,224,432
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 696,192
Revenue, B-2, NATL Insured, Zero Cpn ., 11/15/38 ......................... 10,000,000 6,312,100
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,350,490
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,341,240
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,973,500
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,102,320
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,861,200
Columbus Metropolitan Library ,
Revenue, 2012-1, 4%, 12/01/28 ....................................... 2,970,000 2,998,037
Revenue, 2012-1, 4%, 12/01/29 ....................................... 4,125,000 4,163,940
Revenue, 2012-1, 4%, 12/01/37 ....................................... 6,620,000 6,682,493
a
Revenue, 2020, Refunding, 2%, 12/01/35 ................................ 4,525,000 4,413,323
a
Revenue, 2020, Refunding, 2%, 12/01/36 ................................ 4,620,000 4,485,142
a
Revenue, 2020, Refunding, 2%, 12/01/37 ................................ 4,705,000 4,532,232
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,874,562
Kettering Health Network Obligated Group, Revenue, 2011, 6.375%, 4/01/36 ..... 5,000,000 5,133,500
Kettering Health Network Obligated Group, Revenue, 2011, 5.625%, 4/01/41 ..... 5,000,000 5,111,700
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 23,436,782
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,235,880
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,384,217
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,666,605
County of Cuyahoga ,
Revenue, 2010F, 5%, 12/01/27 ....................................... 15,000,000 15,155,850
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 575,530
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,164,252
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,644,100
Nationwide Children's Hospital, Inc., Revenue, 2017A, Refunding, 4%, 11/01/44 ... 7,050,000 7,904,742
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,282,311
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,509,240
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 8,902,125
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,819,350

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2019 CC,
5%, 11/15/49 ................................................... $ 10,000,000 $ 15,971,500
Sewer System, Revenue, 2019A, Refunding, 5%, 12/01/33 .................. 6,965,000 9,317,150
TriHealth Obligated Group, Revenue, 2017A, 5%, 8/15/42 ................... 5,000,000 5,973,500
University of Cincinnati, Revenue, 2010, Refunding, AGMC Insured, 5%, 6/01/30 .. 7,000,000 7,025,620
University of Cincinnati, Revenue, 2010, Refunding, AGMC Insured, 4.75%, 6/01/39 7,000,000 7,021,490
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 3,150,000 3,558,271
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,371,080
County of Ross , Adena Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 12/01/49 ............................................ 5,000,000 6,020,100
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 6,018,400
Coventry Local School District , GO , 2013 , 5.25% , 11/01/47 ....................
5,000,000 5,264,900
Cuyahoga Community College District , Revenue , 2012D , Refunding , 5% , 8/01/32 ...
2,310,000 2,507,690
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,813,550
a
Dayton Metro Library , GO , 2013A , Pre-Refunded , 4.75% , 12/01/38 ..............
20,000,000 21,138,200
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,541,740
Defiance City School District , GO , 2014 , Pre-Refunded , 5% , 12/01/46 ............
6,635,000 7,340,765
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,910,020
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,817,400
Elyria City School District , GO , 2017A , 5% , 12/01/43 .........................
5,500,000 6,637,950
Franklin County Convention Facilities Authority , Revenue , 2014 , Refunding ,
5% , 12/01/35 ..................................................... 20,000,000 22,744,600
Fremont City School District , GO , 2017A , 5% , 1/15/49 ........................
13,970,000 16,489,489
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,273,555
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,684,189
Greenville City School District , GO , 2013 , Pre-Refunded , 5.25% , 1/01/41 .........
2,000,000 2,133,300
Groveport-Madison Local School District , GO , 2014 , Pre-Refunded , 5% , 10/01/44 ...
6,205,000 6,816,255
Highland Local School District , GO , 2018A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 13,620,360
Hilliard School District ,
GO, 2005, Refunding, NATL Insured, Zero Cpn ., 12/01/20 ................... 4,525,000 4,522,195
GO, 2017, 4%, 12/01/46 ............................................. 10,000,000 11,217,800
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,895,167
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,673,612
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 20,958,154
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,641,910
GO, 2018B, BAM Insured, 5%, 11/01/55 ................................. 3,910,000 4,733,602
JobsOhio Beverage System , Revenue, Senior Lien , 2013A , Pre-Refunded ,
5% , 1/01/38 ...................................................... 26,010,000 28,911,416
Lakewood City School District , GO , 2014A , Pre-Refunded , 5% , 11/01/43 ..........
10,895,000 12,011,084
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,574,220
GO, 2014 C, Refunding, 5%, 12/01/30 .................................. 4,035,000 4,800,076
Lancaster City School District ,
GO, 2012, Pre-Refunded, 5%, 10/01/49 ................................. 10,000,000 10,995,088
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,189,990
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,911,115

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
$ 9,605,000 $ 13,305,999
Marysville Exempted Village School District ,
GO, 2002, Refunding, NATL Insured, Zero Cpn ., 12/01/20 ................... 1,000,000 999,110
GO, 2002, Refunding, NATL Insured, Zero Cpn ., 12/01/21 ................... 1,000,000 995,110
Miami University ,
Revenue, 2011, Refunding, 5%, 9/01/31 ................................. 4,000,000 4,184,160
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,721,128
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 4,088,525
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,969,450
Revenue, 2020A, Refunding, 4%, 9/01/45 ............................... 6,025,000 7,040,695
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 24,551,000
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,918,921
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 16,679,550
Napoleon Area City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/49 .......
11,460,000 12,423,098
New Albany Community Authority ,
Revenue, 2012C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,205,105
Revenue, 2012C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,367,513
New Albany Plain Local School District , GO , 2013 , Refunding , 4% , 12/01/49 .......
10,000,000 10,467,900
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,589,000
Revenue, 2014, Refunding, 4%, 11/15/49 ................................ 6,000,000 6,478,080
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,531,600
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,041,620
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,844,864
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,627,000
Northmont City School District , GO , 2012A , Pre-Refunded , 5% , 11/01/49 ..........
5,130,000 5,417,947
Northwest Local School District ,
GO, 2015, Pre-Refunded, 5%, 12/01/45 ................................. 3,760,000 4,334,603
GO, 2015, 4%, 12/01/50 ............................................. 5,000,000 5,353,050
Norwood City School District ,
GO, 2017 A, 5%, 11/01/46 ........................................... 5,000,000 5,943,600
GO, 2017 A, 5.25%, 11/01/51 ......................................... 7,645,000 9,204,962
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,275,974
Ohio Air Quality Development Authority , Buckeye Power, Inc. , Revenue , 2010 , 6% ,
12/01/40 ........................................................ 6,020,000 6,103,317
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 445,000 446,784
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 7,012,020
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... 1,445,000 1,548,390
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 12,104,085
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,471,350
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,472,100
Summa Health System Obligated Group, Revenue, 2010, AGMC Insured, 5.25%,
11/15/40 ....................................................... 21,805,000 21,860,821
Summa Health System Obligated Group, Revenue, 2010, AGMC Insured, 5.75%,
11/15/40 ....................................................... 1,665,000 1,669,928
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,205,899
Ohio State University (The) , Revenue , 2014A , 4% , 12/01/30 ...................
4,325,000 4,856,369
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 41,197,922
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,608,114
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn ., 2/15/38 ............. 3,665,000 2,516,059
Revenue, Junior Lien, 2013 A-2, Zero Cpn ., 2/15/43 ........................ 10,485,000 5,865,938

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
$ 7,000,000 $ 8,399,650
Ohio Water Development Authority ,
Revenue, 2019, 5%, 6/01/44 ......................................... 4,000,000 5,179,400
Drinking Water Assistance Fund, Revenue, 2019, 5%, 12/01/29 ............... 12,655,000 17,261,040
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 19,404,150
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. 7,250,000 9,844,848
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/38 ............ 5,405,000 7,196,109
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,615,300
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 3,240,000
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 16,993,729
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 552,070
GO, 2020 A, 2.5%, 12/01/49 .......................................... 6,935,000 6,968,912
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,793,310
Princeton City School District ,
COP, 2012, Pre-Refunded, 4.5%, 12/01/41 ............................... 3,000,000 3,161,370
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 14,400,960
GO, 2014, Refunding, Zero Cpn ., 12/01/40 ............................... 6,000,000 3,841,860
GO, 2014, Refunding, Zero Cpn ., 12/01/41 ............................... 6,000,000 3,718,140
Reading Community City School District , GO , 2016A , 5% , 11/01/46 ..............
2,000,000 2,327,440
Revere Local School District ,
GO, 2017 A, Pre-Refunded, 5%, 12/01/42 ............................... 3,025,000 3,279,221
GO, 2017 A, Pre-Refunded, 5%, 12/01/45 ............................... 2,560,000 2,775,142
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,840,200
Sandusky City School District , GO , 2017-1 , Pre-Refunded , 5% , 11/01/50 ..........
6,000,000 6,475,020
South-Western City School District ,
GO, 2012, Pre-Refunded, 4%, 12/01/42 ................................. 10,000,000 10,666,100
GO, 2019 A, 4%, 12/01/48 ........................................... 3,500,000 4,105,885
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,722,635
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,655,340
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,762,850
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 12,170,700
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,657,270
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,440,315
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,289,380
GO, V, 5%, 5/01/34 ................................................ 4,000,000 5,141,320
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,416,656
GO, W, 5%, 5/01/33 ................................................ 1,600,000 2,176,048
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,517,918
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 10,928,100
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 5,128,500
Strongsville City School District , GO , 2013 , 4% , 12/01/45 .....................
17,515,000 17,680,342
Summit County Development Finance Authority ,
University of Akron (The), Revenue, 2011, Pre-Refunded, 6%, 1/01/42 .......... 11,580,000 11,801,410
a
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 6,062,705
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,592,520
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,477,913
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,873,680
Toledo City School District , GO , 2012B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,672,273
University of Akron (The) ,
Revenue, 2015A, Refunding, 5%, 1/01/31 ............................... 4,365,000 5,000,806

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
s
See Abbreviations on page 155 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
University of Akron (The), (continued)
Revenue, 2016A, Refunding, BAM Insured, 5%, 1/01/34 ..................... $ 6,000,000 $ 7,096,560
Revenue, 2016A, Refunding, 5%, 1/01/36 ............................... 11,065,000 12,952,136
Revenue, 2016A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,404,612
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,896,049
University of Cincinnati ,
Revenue, 2010-F, 5%, 6/01/32 ........................................ 140,000 141,525
Revenue, Pre-Refunded, 5%, 6/01/32 .................................. 5,665,000 5,730,997
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 7,221,898
Revenue, 2018A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,338,300
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 15,967,640
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,878,276
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,150,591
Warrensville Heights City School District ,
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 650,000 746,031
GO, 2019 A, BAM Insured, 5.25%, 12/01/55 .............................. 1,740,000 2,003,279
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,686,710
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,731,198
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,939,740
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,877,605
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 12,368,500
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,927,290
Wyoming City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/42 ............
7,250,000 7,859,290
Xenia Community School District , GO , 2014 , Refunding , 5% , 12/01/40 ...........
7,285,000 8,406,890
1,607,963,387
Total Municipal Bonds (Cost $1,485,206,188) ...................................
1,607,963,387
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Ohio 0.5%
b
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.05% , 6/01/34 ........................... 6,800,000 6,800,000
b
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013B-1 , SPA Wells Fargo Bank NA , Daily VRDN and
Put , 0.03% , 1/01/39 ................................................ 875,000 875,000
7,675,000
Total Municipal Bonds (Cost $7,675,000) .......................................
7,675,000
Total Short Term Investments (Cost $7,675,000 ) .................................
7,675,000
a
Total Investments (Cost $1,492,881,188) 98.7% ..................................
$1,615,638,387
Other Assets, less Liabilities 1.3% .............................................
21,759,725
Net Assets 100.0% ...........................................................
$1,637,398,112

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a
Security purchased on a when-issued basis. See Note 1(b).
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
.................................................. 0.14 0.30 0.16
Net realized and unrealized gains (losses) .................................... (0.15) 0.64 0.07
Total from investment operations ............................................. (0.01) 0.94 0.23
Less distributions from:
Net investment income ................................................... (0.14) (0.31) (0.16)
Net asset value, end of period ............................................... $11.85 $12.00 $11.37
Total return
e
............................................................ (0.09)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
............................................................. 0.80% 0.80% 0.80%
Net investment income .................................................... 2.32% 2.58% 3.05%
Supplemental data
Net assets, end of period (000’s) ............................................. $191,620 $162,664 $62,119
Portfolio turnover rate ..................................................... 11.80% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.99 $11.36 $11.37 $11.60 $11.89 $12.02
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.32 0.36 0.37 0.40 0.42
Net realized and unrealized gains (losses) (0.15) 0.64 (0.01) (0.22) (0.29) (0.12)
Total from investment operations ........ — 0.96 0.35 0.15 0.11 0.30
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.36) (0.38) (0.40) (0.43)
Net asset value, end of period .......... $11.84 $11.99 $11.36 $11.37 $11.60 $11.89
Total return
d
....................... (0.01)% 8.56% 3.13% 1.29% 0.90% 2.54%
Ratios to average net assets
e
Expenses ......................... 0.65%
f
0.65%
f
0.65%
f
0.64% 0.63% 0.63%
Net investment income ............... 2.48% 2.73% 3.20% 3.22% 3.37% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $838,024 $866,593 $843,042 $932,929 $962,953 $960,516
Portfolio turnover rate ................ 11.80% 15.49% 9.09% 12.63% 16.89% 11.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.19 $11.54 $11.55 $11.77 $12.06 $12.19
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.26 0.30 0.32 0.34 0.36
Net realized and unrealized gains (losses) (0.16) 0.66 (0.01) (0.22) (0.30) (0.13)
Total from investment operations ........ (0.05) 0.92 0.29 0.10 0.04 0.23
Less distributions from:
Net investment income .............. (0.11) (0.27) (0.30) (0.32) (0.33) (0.36)
Net asset value, end of period .......... $12.03 $12.19 $11.54 $11.55 $11.77 $12.06
Total return
d
....................... (0.36)% 8.05% 2.51% 0.80% 0.32% 1.95%
Ratios to average net assets
e
Expenses ......................... 1.20%
f
1.20%
f
1.20%
f
1.19% 1.18% 1.18%
Net investment income ............... 1.91% 2.18% 2.65% 2.67% 2.82% 3.00%
Supplemental data
Net assets, end of period (000’s) ........ $109,187 $127,898 $128,133 $175,054 $197,041 $190,047
Portfolio turnover rate ................ 11.80% 15.49% 9.09% 12.63% 16.89% 11.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
In
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.00 $11.37 $11.38 $11.66
Income from investment operations
c
:
Net investment income
d
...................................... 0.15 0.33 0.38 0.23
Net realized and unrealized gains (losses) ........................ (0.15) 0.64 (0.02) (0.29)
Total from investment operations ................................. — 0.97 0.36 (0.06)
Less distributions from:
Net investment income ....................................... (0.15) (0.34) (0.37) (0.22)
Net asset value, end of period ................................... $11.85 $12.00 $11.37 $11.38
Total return
e
................................................ 0.06% 8.69% 3.24% (0.50)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.53% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by affiliates .................... 0.52%
g
0.52%
g
0.52%
g
0.51%
Net investment income ........................................ 2.61% 2.86% 3.33% 3.35%
Supplemental data
Net assets, end of period (000’s) ................................. $20,551 $19,823 $13,308 $13,217
Portfolio turnover rate ......................................... 11.80% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.01 $11.37 $11.38 $11.61 $11.90 $12.03
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.33 0.37 0.39 0.41 0.43
Net realized and unrealized gains (losses) (0.15) 0.65 (0.01) (0.23) (0.29) (0.12)
Total from investment operations ........ — 0.98 0.36 0.16 0.12 0.31
Less distributions from:
Net investment income .............. (0.15) (0.34) (0.37) (0.39) (0.41) (0.44)
Net asset value, end of period .......... $11.86 $12.01 $11.37 $11.38 $11.61 $11.90
Total return
d
....................... 0.04% 8.75% 3.22% 1.38% 0.99% 2.64%
Ratios to average net assets
e
Expenses ......................... 0.55%
f
0.55%
f
0.55%
f
0.54% 0.53% 0.53%
Net investment income ............... 2.57% 2.83% 3.30% 3.32% 3.47% 3.65%
Supplemental data
Net assets, end of period (000’s) ........ $156,418 $145,073 $107,253 $101,300 $96,539 $51,607
Portfolio turnover rate ................ 11.80% 15.49% 9.09% 12.63% 16.89% 11.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 92.9%
Oregon 92.0%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ $ 1,325,000 $ 1,416,677
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,910,705
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,896,720
Benton & Polk School District No. 17J , GO , 2010B , Zero Cpn ., 6/15/31 ...........
1,000,000 850,370
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,449,666
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,222,223
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,324,326
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,433,620
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,533,368
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,655,631
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,777,677
City of Eugene ,
Electric Utility System, Revenue, 2011 A, Pre-Refunded, 5%, 8/01/40 ........... 6,745,000 7,042,387
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,353,065
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 4,966,887
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,500,000 2,957,675
Water Utility System, Revenue, 2011, Pre-Refunded, 5%, 8/01/40 ............. 4,425,000 4,620,099
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,251,395
Pacific University, Revenue, 2015A, Refunding, 5%, 5/01/36 .................. 2,500,000 2,691,750
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,600,000 1,606,080
City of Portland ,
GO, 2001-B, Zero Cpn ., 6/01/21 ....................................... 1,000,000 998,430
GO, 2011 A, Refunding, 5%, 6/01/28 ................................... 7,840,000 8,112,361
GO, 2011 A, Refunding, 5%, 6/01/29 ................................... 8,330,000 8,618,718
GO, 2011 A, Refunding, 5%, 6/01/30 ................................... 8,750,000 9,049,250
Tax Allocation, 2011B, 5%, 6/15/29 ..................................... 1,000,000 1,035,330
Tax Allocation, 2011B, 5%, 6/15/30 ..................................... 1,000,000 1,035,090
Tax Allocation, 2011B, 5%, 6/15/31 ..................................... 1,000,000 1,034,690
Tax Allocation, 2012B, Refunding, 5%, 6/15/22 ............................ 1,035,000 1,123,917
Tax Allocation, 2012C, 5%, 6/15/28 .................................... 1,000,000 1,079,920
Tax Allocation, 2012C, 5%, 6/15/30 .................................... 1,000,000 1,079,360
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 7,087,740
City of Sherwood , GO , 2011 , AGMC Insured , 5% , 6/01/36 .....................
4,240,000 4,379,496
City of Tigard ,
Water, Revenue, 2012, 5%, 8/01/37 .................................... 11,050,000 11,962,509
Water, Revenue, 2012, 5%, 8/01/42 .................................... 20,915,000 22,600,331
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 27,781,687
Clackamas Community College District ,
GO, 2017A, 5%, 6/15/38 ............................................ 760,000 927,694
GO, 2017A, 5%, 6/15/39 ............................................ 1,000,000 1,217,850
GO, 2017A, 5%, 6/15/40 ............................................ 1,250,000 1,519,063
Clackamas County School District No. 12 North Clackamas ,
GO, 2017A, Zero Cpn ., 6/15/40 ....................................... 10,000,000 4,883,000
GO, 2017A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 7,923,718
GO, 2017A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 7,369,364
GO, 2017B, 5%, 6/15/34 ............................................ 8,000,000 9,998,480
GO, 2017B, 5%, 6/15/37 ............................................ 10,000,000 12,381,900
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,189,373
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 8,558,200
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 8,526,213

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. $ 3,075,000 $ 3,779,944
Clackamas County School District No. 86 Canby ,
GO, 2020 A, Refunding, 4%, 6/15/35 ................................... 580,000 720,157
GO, 2020 A, Refunding, 4%, 6/15/36 ................................... 3,000,000 3,707,250
GO, 2020 A, Refunding, 4%, 6/15/38 ................................... 2,815,000 3,447,418
GO, 2020 A, Refunding, 4%, 6/15/40 ................................... 2,670,000 3,246,800
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,318,651
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,212
Coos County School District No. 9 Coos Bay ,
GO, 2018, 5%, 6/15/43 ............................................. 5,005,000 6,248,592
GO, 2020, 5%, 6/15/42 ............................................. 1,770,000 2,292,203
GO, 2020, 5%, 6/15/43 ............................................. 1,155,000 1,491,983
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 5,063,463
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 9,153,835
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2004A , Pre-
Refunded , NATL Insured , 5% , 6/15/21 .................................. 85,000 85,332
Deschutes County Hospital Facilities Authority , St. Charles Health System, Inc. ,
Revenue , 2016 A , Refunding , 5% , 1/01/48 ............................... 8,440,000 9,607,168
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc. ,
Revenue , 2012 , Refunding , 5% , 12/01/29 ................................ 3,690,000 3,839,261
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,620,407
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,271,447
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,624,020
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... 705,000 403,359
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... 710,000 389,286
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 320,878
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 413,928
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... 1,115,000 539,626
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 458,153
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 529,324
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 499,801
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 541,042
GO, 2019 B, Zero Cpn ., 6/15/49 ....................................... 1,270,000 500,316
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,131,500
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,595,415
GO, 2013B, Pre-Refunded, 5%, 6/15/30 ................................. 2,000,000 2,263,000
Klamath County School District ,
GO, 2013, 5%, 6/15/29 ............................................. 1,155,000 1,299,052
GO, 2013, 5%, 6/15/30 ............................................. 1,095,000 1,230,922
GO, 2013, 5%, 6/15/31 ............................................. 1,000,000 1,122,940
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,133,140
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 3,175,000 3,924,046
GO, 2014 A, 5%, 6/15/33 ............................................ 2,115,000 2,595,168
GO, 2014 A, 5%, 6/15/36 ............................................ 2,000,000 2,433,940
Lane Community College ,
GO, 2020 A, 4%, 6/15/37 ............................................ 5,345,000 6,524,962
GO, 2020 A, 4%, 6/15/38 ............................................ 2,500,000 3,048,950
GO, 2020 A, 4%, 6/15/39 ............................................ 1,400,000 1,701,924
GO, 2020 A, 4%, 6/15/40 ............................................ 1,200,000 1,455,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
$ 5,000,000 $ 5,549,100
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,653,488
Marion County School District No. 103 Woodburn ,
GO, 2015, 5%, 6/15/33 ............................................. 2,930,000 3,485,938
GO, 2015, 5%, 6/15/34 ............................................. 3,200,000 3,800,576
GO, 2015, 5%, 6/15/35 ............................................. 2,075,000 2,458,024
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/45 4,500,000 5,666,985
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,597,785
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,949,027
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 9,073,125
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 13,157,411
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017B, 5%, 6/15/37 ............................................ 7,885,000 9,792,066
GO, 2019A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 5,507,435
Multnomah County School District No. 3 Parkrose ,
GO, 2011A, Pre-Refunded, 5%, 6/30/35 ................................. 2,000,000 2,079,360
GO, 2011A, Pre-Refunded, 5%, 6/30/36 ................................. 1,500,000 1,559,520
Multnomah County School District No. 40 ,
GO, 2012B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,607,577
GO, 2012B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,285,303
GO, 2012B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,465,883
GO, 2012B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,485,770
GO, 2012B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,286,618
GO, 2012B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,327,897
GO, 2012B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,646,491
GO, 2012B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,726,251
GO, 2012B, Zero Cpn ., 6/15/32 ....................................... 2,000,000 1,651,440
Multnomah County School District No. 7 Reynolds , GO , 2010 , Refunding , 5% , 6/01/35
6,605,000 6,620,720
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/29 ....................... 440,000 516,278
GO, 2014, MAC Insured, 5%, 6/01/29 ................................... 560,000 651,689
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/34 ....................... 780,000 915,221
GO, 2014, MAC Insured, 5%, 6/01/34 ................................... 990,000 1,145,697
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/39 ....................... 550,000 645,348
GO, 2014, MAC Insured, 5%, 6/01/39 ................................... 700,000 812,910
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 24,865,400
Oregon Health & Science University ,
Oregon Health & Science University Obligated Group, Revenue, 1995A&B, NATL
Insured, Zero Cpn ., 7/01/21 ........................................ 2,320,000 2,314,803
Oregon Health & Science University Obligated Group, Revenue, 2017 A, 5%, 7/01/42 10,000,000 12,102,400
Oregon State Facilities Authority ,
CHF-Ashland LLC, Revenue, 2012, AGMC Insured, 5%, 7/01/44 .............. 8,910,000 9,551,342
a
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,675,000 1,658,903
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,666,276
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 3,922,920
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 9,196,240
Lewis & Clark College, Revenue, 2011 A, Pre-Refunded, 5.75%, 10/01/41 ....... 30,000,000 31,789,500
Linfield University, Revenue, 2010A, 5%, 10/01/31 ......................... 2,000,000 2,004,480
Linfield University, Revenue, 2010A, 5%, 10/01/34 ......................... 2,975,000 2,981,039
Linfield University, Revenue, 2010A, 5.25%, 10/01/40 ....................... 3,750,000 3,757,575
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,555,880
Samaritan Health Services, Inc. Obligated Group, Revenue, 2010A, Pre-Refunded,
5.25%, 10/01/40 ................................................. 13,990,000 14,046,659

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon State Facilities Authority, (continued)
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... $ 7,800,000 $ 8,945,820
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/46 ....................................................... 3,500,000 3,986,465
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 9,976,444
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,213,172
Oregon State Lottery ,
Revenue, 2013A, 5%, 4/01/28 ........................................ 5,800,000 6,484,168
Revenue, 2013A, 5%, 4/01/32 ........................................ 5,000,000 5,562,400
Oregon State University , Revenue , 2015A , 5% , 4/01/45 .......................
12,500,000 14,291,375
Port of Portland ,
Airport, Revenue, TWENTY- FOUR A, 5%, 7/01/47 ......................... 4,700,000 5,495,428
Airport, Revenue, TWENTY- FOUR B, 5%, 7/01/47 ......................... 9,395,000 10,751,450
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/33 .................. 650,000 838,617
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/37 .................. 800,000 1,015,608
Airport, Revenue, TWENTY SIX B, Refunding, 5%, 7/01/40 .................. 675,000 848,920
Airport, Revenue, TWENTY SIX C, Refunding, 5%, 7/01/28 .................. 1,300,000 1,635,218
Airport, Revenue, TWENTY-FIVE A, 5%, 7/01/49 .......................... 12,425,000 14,999,336
Airport, Revenue, TWENTY-FIVE B, 5%, 7/01/44 .......................... 16,250,000 19,485,700
Airport, Revenue, TWENTY-SIX A, Refunding, 5%, 7/01/33 .................. 500,000 645,090
Airport, Revenue, TWENTY-SIX A, Refunding, 4%, 7/01/37 .................. 600,000 696,690
Airport, Revenue, TWENTY-SIX A, Refunding, 4%, 7/01/40 .................. 500,000 575,010
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 607,081
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 540,420
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,410,245
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 2,879,172
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,062,950
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 47,055,735
Salem-Keizer School District No. 24J ,
GO, 2009B, Zero Cpn ., 6/15/30 ....................................... 8,500,000 7,388,540
GO, 2020 A, Zero Cpn ., 6/15/39 ....................................... 2,805,000 1,755,481
GO, 2020 A, Zero Cpn ., 6/15/40 ....................................... 4,500,000 2,718,090
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 6,149,650
GO, 2020 C, 4%, 6/15/38 ............................................ 10,000,000 12,206,000
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,277,700
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,928,158
Seaside School District No. 10 ,
GO, 2017B, 5%, 6/15/35 ............................................ 2,000,000 2,491,660
GO, 2017B, 5%, 6/15/36 ............................................ 2,500,000 3,104,050
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,057,442
GO, 2015 M, 5%, 8/01/45 ............................................ 3,315,000 3,894,197
GO, 2015 O, 5%, 8/01/40 ............................................ 7,005,000 8,283,833
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 12,276,700
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,528,150
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,388,550
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 32,562,649
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,365,196
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,166,686
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,080,040
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 4,039,137
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/37 12,500,000 16,389,750
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/42 30,000,000 38,767,800

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon, (continued)
Housing & Community Services Department, Revenue, 2010C, 4.75%, 7/01/42 ... $ 65,000 $ 65,076
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 29,020,000 30,123,630
Housing & Community Services Department, Revenue, 2019A, 2.9%, 7/01/43 .... 13,905,000 14,606,507
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,647,316
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,214,966
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 12,054,240
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,404,360
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,598,756
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,903,234
Revenue, 2018 A, 5%, 9/01/48 ........................................ 18,505,000 22,667,885
Revenue, Senior Lien, 2017 A, 5%, 9/01/41 .............................. 18,650,000 22,976,800
Umatilla County School District No. 16R Pendleton , GO , 2014A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,861,071
University of Oregon ,
Revenue, 2015A, 5%, 4/01/45 ........................................ 20,000,000 22,828,400
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,612,888
Revenue, 2020A, 5%, 4/01/50 ........................................ 20,000,000 25,334,200
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 307,855
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 244,862
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 908,145
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 840,182
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,705,820
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,451,160
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014B, Pre-Refunded, 5%, 6/15/33 ................................. 8,000,000 9,434,320
GO, 2014B, Pre-Refunded, 5%, 6/15/34 ................................. 11,000,000 12,972,190
GO, 2017D, 5%, 6/15/35 ............................................ 10,000,000 12,495,200
GO, 2017D, 5%, 6/15/36 ............................................ 10,000,000 12,453,000
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,323,755
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,761,819
Washington County School District No. 15 Forest Grove ,
GO, 2012B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,257,288
GO, 2012B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 2,149,741
GO, 2012B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,641,745
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,915,776
1,210,181,930
U.S. Territories 0.9%
Puerto Rico 0.9%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,030,480
b
Puerto Rico Electric Power Authority , Revenue , WW-RSA-1 , 5.25% , 7/01/33 .......
9,690,000 6,698,213
12,728,693
Total U.S. Territories .................................................................... 12,728,693
Total Municipal Bonds (Cost $1,133,207,787) ...................................
1,222,910,623
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
s
Short Term Investments 5.0%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 5.0%
Oregon 5.0%
c
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.03%, 8/01/34 ................................. $ 22,500,000 $ 22,500,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.02%, 8/01/34 ................................. 32,900,000 32,900,000
c
State of Oregon ,
GO, 2020 J, Refunding, SPA US Bank NA, Daily VRDN and Put, 0.03%, 6/01/39 .. 4,565,000 4,565,000
GO, 2020 M, SPA US Bank NA, Daily VRDN and Put, 0.03%, 12/01/44 .......... 6,035,000 6,035,000
66,000,000
Total Municipal Bonds (Cost $66,000,000) ......................................
66,000,000
Total Short Term Investments (Cost $66,000,000 ) ................................
66,000,000
a
Total Investments (Cost $1,199,207,787) 97.9% ..................................
$1,288,910,623
Other Assets, less Liabilities 2.1% .............................................
26,888,566
Net Assets 100.0% ...........................................................
$1,315,799,189
See Abbreviations on page 155 .
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $9,549,143, representing 0.7% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Highlights
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Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended
February 28,
2020
a
Year Ended
February 28,
2019
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
.................................................. 0.13 0.29 0.16
Net realized and unrealized gains (losses) .................................... (0.17) 0.39 (0.01)
Total from investment operations ............................................. (0.04) 0.68 0.15
Less distributions from:
Net investment income ................................................... (0.14) (0.30) (0.16)
Net asset value, end of period ............................................... $9.93 $10.11 $9.73
Total return
e
............................................................ (0.33)% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.82% 0.83%
Net investment income .................................................... 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of period (000’s) ............................................. $132,622 $105,032 $52,673
Portfolio turnover rate ..................................................... 12.68% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.11 $9.73 $9.78 $10.12 $10.33 $10.51
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.31 0.34 0.35 0.39 0.40
Net realized and unrealized gains (losses) (0.18) 0.39 (0.04) (0.32) (0.22) (0.18)
Total from investment operations ........ (0.04) 0.70 0.30 0.03 0.17 0.22
Less distributions from:
Net investment income .............. (0.14) (0.32) (0.35) (0.37) (0.38) (0.40)
Net asset value, end of period .......... $9.93 $10.11 $9.73 $9.78 $10.12 $10.33
Total return
d
....................... (0.25)% 7.29% 3.17% 0.31% 1.62% 2.15%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.68%
f
0.66% 0.64% 0.64%
Net investment income ............... 2.79% 3.13% 3.55% 3.49% 3.73% 3.92%
Supplemental data
Net assets, end of period (000’s) ........ $736,162 $772,506 $784,367 $860,737 $942,320 $965,479
Portfolio turnover rate ................ 12.68% 13.61% 6.40% 13.33% 10.88% 4.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $9.86 $9.91 $10.24 $10.45 $10.63
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.26 0.30 0.30 0.33 0.35
Net realized and unrealized gains (losses) (0.16) 0.39 (0.05) (0.31) (0.22) (0.19)
Total from investment operations ........ (0.05) 0.65 0.25 (0.01) 0.11 0.16
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.30) (0.32) (0.32) (0.34)
Net asset value, end of period .......... $10.07 $10.24 $9.86 $9.91 $10.24 $10.45
Total return
d
....................... (0.52)% 6.64% 2.56% (0.15)% 1.04% 1.56%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.22%
f
1.23%
f
1.21% 1.19% 1.19%
Net investment income ............... 2.23% 2.58% 3.00% 2.94% 3.18% 3.37%
Supplemental data
Net assets, end of period (000’s) ........ $121,938 $146,042 $173,240 $245,520 $283,260 $282,541
Portfolio turnover rate ................ 12.68% 13.61% 6.40% 13.33% 10.88% 4.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.12 $9.75 $9.80 $10.06
Income from investment operations
c
:
Net investment income
d
...................................... 0.14 0.32 0.36 0.21
Net realized and unrealized gains (losses) ........................ (0.16) 0.38 (0.04) (0.25)
Total from investment operations ................................. (0.02) 0.70 0.32 (0.04)
Less distributions from:
Net investment income ....................................... (0.15) (0.33) (0.37) (0.22)
Net asset value, end of period ................................... $9.95 $10.12 $9.75 $9.80
Total return
e
................................................ (0.18)% 7.32% 3.30% (0.43)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.54% 0.55% 0.57% 0.57%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.54%
g
0.52%
Net investment income ........................................ 2.89% 3.27% 3.69% 3.63%
Supplemental data
Net assets, end of period (000’s) ................................. $3,263 $2,905 $2,282 $2,085
Portfolio turnover rate ......................................... 12.68% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a
Six Months
Ended August
31, 2020
(unaudited)
Year Ended February 28,
2020
a
2019 2018 2017 2016
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.12 $9.75 $9.80 $10.13 $10.34 $10.52
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.32
d
0.36 0.36 0.40 0.41
Net realized and unrealized gains (losses) (0.16) 0.38 (0.05) (0.31) (0.22) (0.18)
Total from investment operations ........ (0.02) 0.70 0.31 0.05 0.18 0.23
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.36) (0.38) (0.39) (0.41)
Net asset value, end of period .......... $9.95 $10.12 $9.75 $9.80 $10.13 $10.34
Total return
d
....................... (0.20)% 7.28% 3.27% 0.51% 1.72% 2.25%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.58%
f
0.56% 0.54% 0.54%
Net investment income ............... 2.88% 3.23% 3.65% 3.59% 3.83% 4.02%
Supplemental data
Net assets, end of period (000’s) ........ $97,229 $98,190 $81,595 $79,153 $85,753 $52,807
Portfolio turnover rate ................ 12.68% 13.61% 6.40% 13.33% 10.88% 4.73%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Pennsylvania Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.2%
Pennsylvania 93.5%
Abington School District , GO , 2017 A , 4% , 10/01/42 .........................
$ 12,000,000 $ 13,592,520
Allegheny County Higher Education Building Authority ,
Duquesne University of the Holy Spirit, Revenue, 2011A, Pre-Refunded, 5.5%,
3/01/31 ........................................................ 3,000,000 3,079,140
Robert Morris University, Revenue, 2016, Refunding, 5%, 10/15/38 ............ 220,000 230,606
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,057,570
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,625,000 1,690,000
Allegheny County Sanitary Authority ,
Revenue, 2010, AGMC Insured, 5%, 6/01/40 ............................. 5,000,000 5,054,950
Revenue, 2018, 5%, 6/01/43 ......................................... 9,785,000 11,911,183
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,062,460
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 633,852
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,331,266
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,100,895
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,055,820
Berks County Municipal Authority (The) , Tower Health Obligated Group , Revenue , 2012
A , 5% , 11/01/44 ................................................... 10,000,000 10,206,800
a
Bradys Run Sanitary Authority , Sewer System , Revenue , 2020 , Refunding , AGMC
Insured , 4% , 12/01/45 .............................................. 1,580,000 1,784,736
Bucks County Industrial Development Authority ,
George School, Revenue, 2011, 5%, 9/15/41 ............................. 5,000,000 5,230,050
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,641,060
Bucks County Water and Sewer Authority ,
Revenue, 2010A, Pre-Refunded, AGMC Insured, 5%, 12/01/35 ............... 2,500,000 2,530,075
Revenue, 2011, Pre-Refunded, AGMC Insured, 5%, 12/01/41 ................. 10,000,000 10,600,200
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,770,015
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,759,895
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,524,800
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,819,415
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,638,700
Centennial School District Bucks County , GO , 2010A , Refunding , 5% , 12/15/37 .....
5,855,000 5,936,502
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2011 , Pre-
Refunded , 5.375% , 12/01/41 ......................................... 3,000,000 3,188,220
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,447,065
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 2,035,960
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020A , 4% , 9/01/50 ....................... 4,500,000 5,149,395
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/35 ............... 500,000 512,180
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/45 ............... 1,500,000 1,521,585
City of Bethlehem , GO , 2011B , Pre-Refunded , AGMC Insured , 6.5% , 12/01/32 .....
4,970,000 5,188,233
City of Philadelphia ,
GO, 2013A, Pre-Refunded, 5.25%, 7/15/33 .............................. 5,000,000 5,218,750
GO, 2019B, 5%, 2/01/36 ............................................ 3,300,000 4,168,923
GO, 2019B, 5%, 2/01/37 ............................................ 4,950,000 6,229,476
GO, 2019B, 5%, 2/01/38 ............................................ 2,500,000 3,136,200
GO, 2019B, 5%, 2/01/39 ............................................ 2,500,000 3,126,925
Airport, Revenue, 2010A, AGMC Insured, 5%, 6/15/35 ...................... 5,000,000 5,031,700
Airport, Revenue, 2010A, AGMC Insured, 5%, 6/15/40 ...................... 5,000,000 5,031,700

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
City of Philadelphia, (continued)
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... $ 10,000,000 $ 11,578,400
Water & Wastewater, Revenue, 2011A, 5%, 1/01/41 ........................ 13,000,000 13,144,820
Water & Wastewater, Revenue, 2013 A, Pre-Refunded, 5.125%, 1/01/43 ........ 5,000,000 5,324,950
Water & Wastewater, Revenue, 2015A, 5%, 7/01/40 ........................ 10,000,000 11,382,400
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 5,000,000 5,659,100
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,221,100
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 6,070,050
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,188,550
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,230,050
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/45 .............. 5,000,000 6,408,800
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/50 .............. 5,000,000 6,324,950
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,746,600
County of Allegheny ,
GO, Pre-Refunded, 5.375%, 5/01/31 ................................... 5,000,000 5,173,600
GO, C-78, 4%, 11/01/45 ............................................. 6,500,000 7,760,740
GO, C-78, 4%, 11/01/49 ............................................. 10,000,000 11,879,200
County of Chester ,
GO, 2020, 4%, 7/15/37 ............................................. 1,000,000 1,168,290
GO, 2020, 4%, 7/15/39 ............................................. 1,120,000 1,301,720
GO, 2020, 4%, 7/15/40 ............................................. 1,330,000 1,542,175
a
County of York ,
GO, 2020 B, 4%, 6/01/37 ............................................ 940,000 1,132,784
GO, 2020 B, 4%, 6/01/38 ............................................ 860,000 1,032,800
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,837,275
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,648,100
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012A , 5% ,
6/01/42 ......................................................... 15,590,000 16,499,053
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 3,040,000 3,238,178
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,693,418
Neumann University, Revenue, 2010, 5%, 10/01/25 ........................ 1,250,000 1,250,425
Neumann University, Revenue, 2010, 5.25%, 10/01/31 ...................... 1,250,000 1,250,213
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,276,498
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,246,161
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,403,700
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 3,250,000 3,281,362
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 3,750,000 3,805,950
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
6,000,000 7,225,500
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
2,210,000 2,328,832
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 19,055,000 22,512,720
Geisinger Health System Obligated Group, Revenue, 2020A, Refunding, 4%, 4/01/50 13,000,000 14,858,740
General Authority of Southcentral Pennsylvania ,
WellSpan Health Obligated Group, Revenue, 2014A, Refunding, 5%, 6/01/44 ..... 11,955,000 13,196,407
York College of Pennsylvania, Revenue, 2011, Pre-Refunded, 5.75%, 11/01/41 ... 9,500,000 9,847,035
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 777,832
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,939,071
GO, 2020 A, 4%, 4/01/44 ............................................ 1,725,000 1,955,356

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Governor Mifflin School District, (continued)
GO, 2020 A, 4%, 4/01/45 ............................................ $ 1,750,000 $ 1,980,388
a
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 1,994,492
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 3,006,823
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/44 ....................... 3,590,000 4,030,493
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/48 ....................... 4,210,000 4,694,024
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011C , 5% , 7/01/41 ........ 5,000,000 5,143,400
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,896,624
Lancaster Industrial Development Authority ,
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,099,139
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,590,352
Latrobe Industrial Development Authority , St. Vincent College Corp. , Revenue , 2013 ,
5% , 5/01/43 ...................................................... 4,120,000 4,267,208
Lehigh County Authority , Revenue , 2013A , 5% , 12/01/43 ......................
5,240,000 5,898,720
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/38 ................... 1,400,000 1,598,072
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/43 ................... 1,495,000 1,702,969
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,740,960
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012A , Pre-Refunded , 5% , 1/01/41 ............................. 4,000,000 4,245,000
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,574,080
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 11,006,800
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 658,890
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,351,252
Main Line Health System, Inc. Obligated Group, Revenue, 2012A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 10,329,984
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,691,100
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,210,960
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,393,600
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/43 ... 2,285,000 2,712,980
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ... 2,500,000 2,950,250
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,082,960
Wilkes University, Revenue, 2012A, 5.25%, 3/01/42 ........................ 2,400,000 2,424,912
Pennsylvania Economic Development Financing Authority ,
Aqua Pennsylvania, Inc., Revenue, 2010B, 5%, 12/01/43 .................... 25,000,000 25,164,250
UPMC Obligated Group, Revenue, 2014A, 5%, 2/01/45 ..................... 5,000,000 5,554,250
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,569,700
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 9,999,983
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 7,203,780
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/44 ................ 1,000,000 1,167,150
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/48 ................ 2,500,000 2,904,750
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/50 ..... 5,000,000 5,678,300
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,354,038

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, (continued)
Gwynedd Mercy University, Revenue, 2012-KK1, 5.375%, 5/01/42 ............. $ 1,800,000 $ 1,858,734
Shippensburg University of Pennsylvania, Revenue, 2011, Pre-Refunded, 6.25%,
10/01/43 ....................................................... 7,000,000 7,437,920
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,537,914
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,197,020
St. Francis University, Revenue, 2011-JJ2, Pre-Refunded, 6.25%, 11/01/41 ...... 3,840,000 4,108,070
St. Joseph's University, Revenue, 2010A, 5%, 11/01/40 ..................... 15,000,000 15,116,100
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 15,000,000 16,128,150
Thomas Jefferson University Obligated Group, Revenue, 2015A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,454,560
Trustees of the University of Pennsylvania (The), Revenue, 2011A, Pre-Refunded,
5%, 9/01/41 .................................................... 25,000,000 25,597,250
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/36 ... 2,750,000 3,335,805
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/46 ... 14,000,000 16,663,080
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 4%, 2/15/43 ... 12,575,000 14,156,558
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 5%, 2/15/48 ... 5,000,000 6,066,750
University of Pennsylvania Health System Obligated Group (The), Revenue, 2011A,
Pre-Refunded, 5.75%, 8/15/41 ...................................... 3,950,000 4,157,770
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,505,302
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,633,000
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,862,550
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/44 .................................................... 6,000,000 6,905,280
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/49 .................................................... 3,000,000 3,420,960
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,110,750
University Properties, Inc., Revenue, 2016A, Refunding, 5%, 7/01/35 ........... 1,000,000 1,021,730
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,338,040
Revenue, 2019-130A, 3%, 10/01/46 .................................... 5,000,000 5,230,450
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 11,371,594
Pennsylvania State University (The) ,
Revenue, 2015A, Refunding, 5%, 9/01/40 ............................... 10,490,000 12,338,128
Revenue, 2016A, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,938,900
Revenue, 2017A, 5%, 9/01/42 ........................................ 15,750,000 19,247,603
Revenue, 2017A, 5%, 9/01/47 ........................................ 10,000,000 12,139,200
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 7,393,430
Revenue, 2019 A, 5%, 9/01/45 ........................................ 5,475,000 6,971,318
Revenue, 2019 A, 5%, 9/01/46 ........................................ 5,780,000 7,349,154
Revenue, 2019 A, 5%, 9/01/49 ........................................ 6,720,000 8,517,533
Revenue, 2020A, 4%, 9/01/50 ........................................ 5,000,000 5,790,650
Pennsylvania Turnpike Commission ,
Revenue, 2011A, Pre-Refunded, 5.5%, 12/01/41 .......................... 5,000,000 5,066,350
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,769,035
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,625,298
Revenue, 2018A, 5%, 12/01/48 ....................................... 18,600,000 22,782,396
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010A, 5.625%, 6/15/42 ................. 4,000,000 4,005,160
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,606,550
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 239,824

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, (continued)
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ $ 300,000 $ 347,214
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,885,535
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,686,700
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 12,870,222
Philadelphia Gas Works Co. ,
Revenue, 14TH, Refunding, 5%, 10/01/32 ............................... 1,000,000 1,207,090
Revenue, 15TH, Refunding, 5%, 8/01/42 ................................ 5,000,000 5,873,500
Revenue, 15TH, Refunding, 5%, 8/01/47 ................................ 6,000,000 6,869,520
Revenue, NINTH, 5.25%, 8/01/40 ..................................... 3,490,000 3,503,681
Philadelphia Housing Authority , Revenue , 2002A , AGMC Insured , 5% , 12/01/21 ....
5,000,000 5,019,550
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015A , 5% , 8/15/40 ........................................ 5,000,000 5,570,100
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,643,000
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 19,280,660
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,364,272
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,367,265
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,577,075
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,610,770
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,128,780
Township of Lower Paxton , GO , 2020 A , 4% , 4/01/50 .........................
1,100,000 1,261,942
Township of Moon , GO , 2020 A , 4% , 11/15/50 ..............................
3,270,000 3,727,277
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012A , Pre-Refunded , 5% , 4/01/42 ............................. 5,000,000 5,376,050
Upper Merion Area School District , GO , 2020 , 4% , 9/01/49 ....................
1,265,000 1,455,079
a
West Shore School District , GO , 2020 , 4% , 11/15/48 .........................
3,845,000 4,460,277
1,020,525,785
U.S. Territories 0.7%
Puerto Rico 0.7%
b
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
10,000,000 6,912,500
Total Municipal Bonds (Cost $977,152,942) .....................................
1,027,438,285
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
s
Short Term Investments 2.7%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 2.7%
Pennsylvania 2.7%
c
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.02% , 12/01/37 ............................................... $ 29,175,000 $ 29,175,000
c
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011 B , SPA Bank of America
NA , Daily VRDN and Put , 0.01% , 7/01/41 ................................ 700,000 700,000
29,875,000
Total Municipal Bonds (Cost $29,875,000) ......................................
29,875,000
Total Short Term Investments (Cost $29,875,000 ) ................................
29,875,000
a
Total Investments (Cost $1,007,027,942) 96.9% ..................................
$1,057,313,285
Other Assets, less Liabilities 3.1% .............................................
33,900,407
Net Assets 100.0% ...........................................................
$1,091,213,692
See Abbreviations on page 155 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $905,944,913 $654,330,374 $192,123,959 $885,617,409
Value - Unaffiliated issuers ............... $975,856,821 $706,737,917 $203,855,362 $962,140,495
Cash ................................. 27,773 818,091 216,737 1,725,268
Receivables:
Investment securities sold ................ — 14,296,240 — —
Capital shares sold ..................... 871,797 624,020 184,502 926,014
Interest .............................. 7,855,106 8,492,848 1,739,931 12,260,096
Other assets ........................... 574 425 119 546
Total assets ....................... 984,612,071 730,969,541 205,996,651 977,052,419
Liabilities:
Payables:
Investment securities purchased ........... — — — 14,164,080
Capital shares redeemed ................ 1,628,240 764,369 332,422 891,339
Management fees ...................... 415,632 313,677 102,460 406,842
Distribution fees ....................... 122,208 89,852 27,060 116,628
Transfer agent fees ..................... 124,019 105,719 31,306 142,075
Distributions to shareholders .............. 262,253 91,235 83,768 245,466
Accrued expenses and other liabilities ........ 56,034 60,544 33,900 69,724
Total liabilities ...................... 2,608,386 1,425,396 610,916 16,036,154
Net assets, at value .............. $982,003,685 $729,544,145 $205,385,735 $961,016,265
Net assets consist of:
Paid-in capital .......................... $974,552,416 $727,604,677 $229,717,261 $953,291,978
Total distributable earnings (losses) .......... 7,451,269 1,939,468 (24,331,526) 7,724,287
Net assets, at value .............. $982,003,685 $729,544,145 $205,385,735 $961,016,265

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $147,343,753 $99,063,462 $26,096,919 $89,499,270
Shares outstanding ..................... 13,397,365 8,412,220 2,547,331 7,499,842
Net asset value per share
a
............... $11.00 $11.78 $10.24 $11.93
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $11.43 $12.24 $10.64 $12.39
Class A1:
Net assets, at value .................... $605,590,548 $435,459,838 $142,082,157 $712,069,209
Shares outstanding ..................... 55,161,138 36,998,253 13,884,470 59,744,184
Net asset value per share
a
............... $10.98 $11.77 $10.23 $11.92
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $11.41 $12.23 $10.63 $12.38
Class C:
Net assets, at value .................... $71,198,836 $56,975,788 $16,945,944 $66,204,301
Shares outstanding ..................... 6,374,111 4,781,174 1,642,255 5,465,110
Net asset value and maximum offering price per
share
a
............................... $11.17 $11.92 $10.32 $12.11
Class R6:
Net assets, at value .................... $18,750,285 $15,189,561 $326,393 $4,631,680
Shares outstanding ..................... 1,702,473 1,289,528 31,893 386,993
Net asset value and maximum offering price per
share ............................... $11.01 $11.78 $10.23 $11.97
Advisor Class:
Net assets, at value .................... $139,120,263 $122,855,496 $19,934,322 $88,611,805
Shares outstanding ..................... 12,631,752 10,437,434 1,949,288 7,410,078
Net asset value and maximum offering price per
share ............................... $11.01 $11.77 $10.23 $11.96
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $997,318,902 $1,492,881,188 $1,199,207,787 $1,007,027,942
Value - Unaffiliated issuers ............... $1,069,926,224 $1,615,638,387 $1,288,910,623 $1,057,313,285
Cash ................................. 886,355 12,438,993 16,271,287 11,441,107
Receivables:
Investment securities sold ................ — 7,570,000 — 34,980,000
Capital shares sold ..................... 898,877 2,768,774 889,645 642,307
Interest .............................. 7,036,887 15,556,254 12,198,320 11,697,380
Other assets ........................... 591 903 741 635
Total assets ....................... 1,078,748,934 1,653,973,311 1,318,270,616 1,116,074,714
Liabilities:
Payables:
Investment securities purchased ........... 13,992,671 13,607,197 — 22,202,193
Capital shares redeemed ................ 1,011,257 1,483,418 1,343,164 1,555,195
Management fees ...................... 447,239 676,099 548,384 460,399
Distribution fees ....................... 143,611 227,748 172,812 159,294
Transfer agent fees ..................... 202,138 233,749 161,116 150,762
Distributions to shareholders .............. 151,618 245,542 156,046 237,711
Accrued expenses and other liabilities ........ 66,536 101,446 89,905 95,468
Total liabilities ...................... 16,015,070 16,575,199 2,471,427 24,861,022
Net assets, at value .............. $1,062,733,864 $1,637,398,112 $1,315,799,189 $1,091,213,692
Net assets consist of:
Paid-in capital .......................... $1,000,222,803 $1,549,119,042 $1,303,772,529 $1,133,175,417
Total distributable earnings (losses) .......... 62,511,061 88,279,070 12,026,660 (41,961,725)
Net assets, at value .............. $1,062,733,864 $1,637,398,112 $1,315,799,189 $1,091,213,692

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $129,952,719 $210,408,475 $191,620,480 $132,621,559
Shares outstanding ..................... 10,200,612 16,041,872 16,172,718 13,349,598
Net asset value per share
a
............... $12.74 $13.12 $11.85 $9.93
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $13.24 $13.63 $12.31 $10.32
Class A1:
Net assets, at value .................... $592,898,712 $969,162,191 $838,023,737 $736,162,290
Shares outstanding ..................... 46,547,069 73,933,635 70,789,237 74,119,915
Net asset value per share
a
............... $12.74 $13.11 $11.84 $9.93
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $13.24 $13.62 $12.30 $10.32
Class C:
Net assets, at value .................... $117,732,718 $181,172,421 $109,186,613 $121,937,858
Shares outstanding ..................... 9,137,134 13,630,157 9,076,860 12,114,302
Net asset value and maximum offering price per
share
a
............................... $12.89 $13.29 $12.03 $10.07
Class R6:
Net assets, at value .................... $10,481,953 $12,981,333 $20,550,847 $3,263,428
Shares outstanding ..................... 821,518 988,944 1,734,618 328,084
Net asset value and maximum offering price per
share ............................... $12.76 $13.13 $11.85 $9.95
Advisor Class:
Net assets, at value .................... $211,667,762 $263,673,692 $156,417,512 $97,228,557
Shares outstanding ..................... 16,597,208 20,091,624 13,194,100 9,775,282
Net asset value and maximum offering price per
share ............................... $12.75 $13.12 $11.86 $9.95
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $16,503,720 $12,050,165 $3,749,882 $15,348,342
Expenses:
Management fees (Note 3 a ) ................ 2,320,760 1,747,528 576,046 2,280,690
Distribution fees: (Note 3c )
Class A ............................. 160,456 111,171 28,352 97,593
Class A1 ............................ 312,295 219,683 71,815 356,786
Class C ............................. 243,664 201,318 60,877 236,839
Transfer agent fees: (Note 3e )
Class A ............................. 40,172 30,031 8,163 27,340
Class A1 ............................ 194,988 148,198 51,638 249,333
Class C ............................. 23,398 20,875 6,730 25,436
Class R6 ............................ 3,471 2,904 125 1,023
Advisor Class ......................... 40,751 38,780 6,951 29,313
Custodian fees (Note 4 ) ................... 3,737 2,691 751 3,021
Reports to shareholders ................... 17,907 16,265 7,956 23,825
Registration and filing fees ................. 24,874 15,990 10,892 27,834
Professional fees ........................ 28,380 32,170 25,332 28,202
Trustees' fees and expenses ............... 2,922 2,180 674 2,869
Other ................................. 30,288 25,288 9,871 39,112
Total expenses ...................... 3,448,063 2,615,072 866,173 3,429,216
Expense reductions (Note 4 ) ............ (6,387) (4,734) (1,423) (6,149)
Expenses waived/paid by affiliates (Note 3e
and 3f) ........................... (889) (737) (82) (393)
Net expenses ...................... 3,440,787 2,609,601 864,668 3,422,674
Net investment income ............. 13,062,933 9,440,564 2,885,214 11,925,668
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (3,206,474) (3,818,233) (759,370) (51)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (20,847,270) (8,972,301) (2,344,901) (8,413,400)
Net realized and unrealized gain (loss) ......... (24,053,744) (12,790,534) (3,104,271) (8,413,451)
Net increase (decrease) in net assets resulting from
operations ............................... $(10,990,811) $(3,349,970) $(219,057) $3,512,217

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $15,142,860 $26,025,979 $20,184,708 $18,849,258
Expenses:
Management fees (Note 3 a ) ................ 2,481,558 3,755,356 3,044,581 2,591,652
Distribution fees: (Note 3c )
Class A ............................. 137,564 222,089 212,107 141,499
Class A1 ............................ 295,562 485,104 419,513 372,710
Class C ............................. 416,585 627,299 382,277 438,695
Transfer agent fees: (Note 3e )
Class A ............................. 45,433 62,422 51,003 39,360
Class A1 ............................ 243,612 340,302 251,738 258,608
Class C ............................. 52,763 67,654 35,253 46,794
Class R6 ............................ 2,320 2,494 3,625 682
Advisor Class ......................... 83,016 88,089 43,290 33,321
Custodian fees (Note 4 ) ................... 3,322 5,852 4,633 4,076
Reports to shareholders ................... 28,196 38,078 24,854 29,571
Registration and filing fees ................. 25,835 28,670 13,429 14,610
Professional fees ........................ 29,089 30,135 34,412 40,437
Trustees' fees and expenses ............... 3,032 4,668 3,756 3,433
Other ................................. 35,648 42,008 37,278 33,948
Total expenses ...................... 3,883,535 5,800,220 4,561,749 4,049,396
Expense reductions (Note 4 ) ............ (6,611) (10,091) (8,150) (7,273)
Expenses waived/paid by affiliates (Note 3e
and 3f) ........................... (858) (767) (657) (254)
Net expenses ...................... 3,876,066 5,789,362 4,552,942 4,041,869
Net investment income ............. 11,266,794 20,236,617 15,631,766 14,807,389
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 68,551 31,606 (5,234,819) (573,619)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (7,540,910) (11,363,107) (13,165,895) (18,804,320)
Net realized and unrealized gain (loss) ......... (7,472,359) (11,331,501) (18,400,714) (19,377,939)
Net increase (decrease) in net assets resulting from
operations ............................... $3,794,435 $8,905,116 $(2,768,948) $(4,570,550)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $13,062,933 $26,975,814 $9,440,564 $20,117,253
Net realized gain (loss) ............ (3,206,474) 1,141,751 (3,818,233) (1,814,943)
Net change in unrealized appreciation
(depreciation) ................. (20,847,270) 57,289,938 (8,972,301) 42,068,102
Net increase (decrease) in net
assets resulting from operations . (10,990,811) 85,407,503 (3,349,970) 60,370,412
Distributions to shareholders:
Class A ........................ (1,643,849) (2,332,745) (1,095,052) (1,629,360)
Class A1 ....................... (8,522,840) (19,798,266) (5,758,597) (14,061,542)
Class C ........................ (803,339) (1,873,636) (633,964) (1,626,856)
Class R6 ....................... (244,757) (454,208) (198,611) (338,651)
Advisor Class ................... (1,834,536) (3,212,942) (1,560,356) (3,239,638)
Total distributions to shareholders ..... (13,049,321) (27,671,797) (9,246,580) (20,896,047)
Capital share transactions: (Note 2 )
Class A ........................ 18,954,607 82,123,507 12,856,729 49,176,416
Class A1 ....................... (50,590,830) (29,484,449) (33,802,429) (11,721,010)
Class C ........................ (7,520,113) (1,420,659) (8,259,397) (6,420,157)
Class R6 ....................... 2,154,682 3,516,275 1,112,985 5,282,633
Advisor Class ................... 16,544,312 28,347,443 8,844,292 17,547,065
Total capital share transactions ....... (20,457,342) 83,082,117 (19,247,820) 53,864,947
Net increase (decrease) in net
assets ..................... (44,497,474) 140,817,823 (31,844,370) 93,339,312
Net assets:
Beginning of period ................ 1,026,501,159 885,683,336 761,388,515 668,049,203
End of period ..................... $982,003,685 $1,026,501,159 $729,544,145 $761,388,515

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,885,214 $6,316,109 $11,925,668 $24,393,708
Net realized gain (loss) ............ (759,370) 251,416 (51) 989,794
Net change in unrealized appreciation
(depreciation) ................. (2,344,901) 7,147,022 (8,413,400) 57,391,323
Net increase (decrease) in net
assets resulting from operations . (219,057) 13,714,547 3,512,217 82,774,825
Distributions to shareholders:
Class A ........................ (303,066) (524,971) (936,348) (1,330,288)
Class A1 ....................... (2,033,412) (4,928,971) (9,109,374) (20,296,801)
Class C ........................ (212,082) (618,568) (718,940) (1,732,856)
Class R6 ....................... (4,256) (8,134) (56,345) (102,923)
Advisor Class ................... (283,339) (648,491) (1,108,182) (2,007,966)
Total distributions to shareholders ..... (2,836,155) (6,729,135) (11,929,189) (25,470,834)
Capital share transactions: (Note 2 )
Class A ........................ 4,721,567 7,305,774 15,430,882 37,749,449
Class A1 ....................... (5,836,297) (15,075,347) (13,217,555) (40,857,366)
Class C ........................ (3,164,843) (6,401,568) (11,356,549) (6,528,627)
Class R6 ....................... 31,683 144,007 513,777 889,801
Advisor Class ................... 194,871 48,683 9,563,678 12,204,055
Total capital share transactions ....... (4,053,019) (13,978,451) 934,233 3,457,312
Net increase (decrease) in net
assets ..................... (7,108,231) (6,993,039) (7,482,739) 60,761,303
Net assets:
Beginning of period ................ 212,493,966 219,487,005 968,499,004 907,737,701
End of period ..................... $205,385,735 $212,493,966 $961,016,265 $968,499,004

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,266,794 $24,724,905 $20,236,617 $42,264,066
Net realized gain (loss) ............ 68,551 540,440 31,606 611,043
Net change in unrealized appreciation
(depreciation) ................. (7,540,910) 57,624,768 (11,363,107) 84,496,281
Net increase (decrease) in net
assets resulting from operations . 3,794,435 82,890,113 8,905,116 127,371,390
Distributions to shareholders:
Class A ........................ (1,135,966) (1,538,044) (2,204,292) (2,999,229)
Class A1 ....................... (6,573,437) (15,480,525) (12,827,370) (28,487,537)
Class C ........................ (1,061,045) (2,941,646) (1,994,961) (4,836,261)
Class R6 ....................... (115,496) (226,880) (159,345) (255,652)
Advisor Class ................... (2,335,471) (4,802,895) (3,436,439) (6,178,640)
Total distributions to shareholders ..... (11,221,415) (24,989,990) (20,622,407) (42,757,319)
Capital share transactions: (Note 2 )
Class A ........................ 33,491,321 53,802,482 51,283,340 78,713,171
Class A1 ....................... (9,335,639) (17,081,906) (19,516,251) (43,978,495)
Class C ........................ (19,540,319) (18,170,817) (20,655,175) (23,167,170)
Class R6 ....................... 883,138 2,026,637 2,402,045 3,219,335
Advisor Class ................... 9,960,095 36,090,930 21,229,347 52,834,804
Total capital share transactions ....... 15,458,596 56,667,326 34,743,306 67,621,645
Net increase (decrease) in net
assets ..................... 8,031,616 114,567,449 23,026,015 152,235,716
Net assets:
Beginning of period ................ 1,054,702,248 940,134,799 1,614,372,097 1,462,136,381
End of period ..................... $1,062,733,864 $1,054,702,248 $1,637,398,112 $1,614,372,097

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Six Months Ended
August 31, 2020
(unaudited)
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $15,631,766 $32,856,963 $14,807,389 $33,929,872
Net realized gain (loss) ............ (5,234,819) 1,617,254 (573,619) (252,539)
Net change in unrealized appreciation
(depreciation) ................. (13,165,895) 67,050,410 (18,804,320) 42,950,125
Net increase (decrease) in net
assets resulting from operations . (2,768,948) 101,524,627 (4,570,550) 76,627,458
Distributions to shareholders:
Class A ........................ (1,969,446) (2,821,896) (1,536,762) (2,301,344)
Class A1 ....................... (10,414,086) (24,156,902) (10,711,468) (25,168,435)
Class C ........................ (1,121,206) (2,874,855) (1,550,461) (4,276,294)
Class R6 ....................... (257,895) (482,897) (42,844) (85,365)
Advisor Class ................... (1,857,520) (3,572,254) (1,425,139) (2,959,543)
Total distributions to shareholders ..... (15,620,153) (33,908,804) (15,266,674) (34,790,981)
Capital share transactions: (Note 2 )
Class A ........................ 31,153,115 94,317,482 29,396,925 49,405,503
Class A1 ....................... (16,609,761) (23,085,408) (22,694,209) (41,245,981)
Class C ........................ (16,747,725) (7,180,504) (21,516,157) (33,218,954)
Class R6 ....................... 986,335 5,595,974 421,268 527,396
Advisor Class ................... 13,355,249 30,932,107 768,776 13,213,261
Total capital share transactions ....... 12,137,213 100,579,651 (13,623,397) (11,318,775)
Net increase (decrease) in net
assets ..................... (6,251,888) 168,195,474 (33,460,621) 30,517,702
Net assets:
Beginning of period ................ 1,322,051,077 1,153,855,603 1,124,674,313 1,094,156,611
End of period ..................... $1,315,799,189 $1,322,051,077 $1,091,213,692 $1,124,674,313

Franklin Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds (Funds), eight of which are included
in this report and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer five classes of
shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 3,927,250 $42,902,793 2,055,245 $23,987,988
Shares issued in reinvestment of distributions .......... 139,473 1,516,863 90,990 1,060,021
Shares redeemed ............................... (2,414,965) (25,465,049) (1,063,222) (12,191,280)
Net increase (decrease) .......................... 1,651,758 $18,954,607 1,083,013 $12,856,729
Year ended February 29, 2020
Shares sold
a
................................... 8,061,636 $87,843,839 4,719,149 $54,949,727
Shares issued in reinvestment of distributions .......... 200,876 2,200,242 136,713 1,595,412
Shares redeemed ............................... (724,150) (7,920,574) (632,549) (7,368,723)
Net increase (decrease) .......................... 7,538,362 $82,123,507 4,223,313 $49,176,416
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,684,355 $18,484,760 651,297 $7,578,436
Shares issued in reinvestment of distributions .......... 677,555 7,348,387 457,534 5,324,629
Shares redeemed ............................... (7,096,884) (76,423,977) (4,016,118) (46,705,494)
Net increase (decrease) .......................... (4,734,974) $(50,590,830) (2,907,287) $(33,802,429)
Year ended February 29, 2020
Shares sold ................................... 3,367,115 $36,498,589 2,054,179 $23,918,501
Shares issued in reinvestment of distributions .......... 1,567,850 17,087,280 1,118,244 13,013,213
Shares redeemed ............................... (7,636,387) (83,070,318) (4,187,488) (48,652,724)
Net increase (decrease) .......................... (2,701,422) $(29,484,449) (1,015,065) $(11,721,010)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 569,106 $6,302,556 275,918 $3,254,666
Shares issued in reinvestment of distributions .......... 68,723 758,164 52,323 616,236
Shares redeemed
a
.............................. (1,320,810) (14,580,833) (1,025,979) (12,130,299)
Net increase (decrease) .......................... (682,981) $(7,520,113) (697,738) $(8,259,397)
Year ended February 29, 2020
Shares sold ................................... 1,664,994 $18,433,750 1,017,925 $11,983,060
Shares issued in reinvestment of distributions .......... 157,621 1,747,106 133,092 1,567,577
Shares redeemed
a
.............................. (1,950,683) (21,601,515) (1,700,603) (19,970,794)
Net increase (decrease) .......................... (128,068) $(1,420,659) (549,586) $(6,420,157)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 357,939 $3,889,796 223,838 $2,597,648
Shares issued in reinvestment of distributions .......... 22,463 244,559 16,830 196,135
Shares redeemed ............................... (185,609) (1,979,673) (145,842) (1,680,798)
Net increase (decrease) .......................... 194,793 $2,154,682 94,826 $1,112,985
Year ended February 29, 2020
Shares sold ................................... 610,842 $6,669,514 524,006 $6,108,954
Shares issued in reinvestment of distributions .......... 41,271 451,599 28,666 334,441
Shares redeemed ............................... (329,905) (3,604,838) (99,578) (1,160,762)
Net increase (decrease) .......................... 322,208 $3,516,275 453,094 $5,282,633
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 4,450,173 $47,945,253 1,805,075 $21,043,413
Shares issued in reinvestment of distributions .......... 147,375 1,604,354 128,721 1,498,803
Shares redeemed ............................... (3,059,658) (33,005,295) (1,190,550) (13,697,924)
Net increase (decrease) .......................... 1,537,890 $16,544,312 743,246 $8,844,292
Year ended February 29, 2020
Shares sold ................................... 4,340,408 $47,470,120 3,011,612 $34,907,451
Shares issued in reinvestment of distributions .......... 252,359 2,762,201 266,337 3,102,143
Shares redeemed ............................... (2,004,683) (21,884,878) (1,762,527) (20,462,529)
Net increase (decrease) .......................... 2,588,084 $28,347,443 1,515,422 $17,547,065
2. Shares of Beneficial Interest
(continued)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 573,712 $5,855,516 2,121,719 $25,132,857
Shares issued in reinvestment of distributions .......... 27,612 280,009 70,821 837,248
Shares redeemed ............................... (139,983) (1,413,958) (905,044) (10,539,223)
Net increase (decrease) .......................... 461,341 $4,721,567 1,287,496 $15,430,882
Year ended February 29, 2020
Shares sold
a
................................... 964,186 $9,818,136 3,802,213 $44,425,894
Shares issued in reinvestment of distributions .......... 48,283 493,122 103,843 1,217,159
Shares redeemed ............................... (295,523) (3,005,484) (675,810) (7,893,604)
Net increase (decrease) .......................... 716,946 $7,305,774 3,230,246 $37,749,449
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 115,701 $1,185,426 710,978 $8,379,774
Shares issued in reinvestment of distributions .......... 162,984 1,650,417 668,929 7,894,399
Shares redeemed ............................... (858,075) (8,672,140) (2,518,614) (29,491,728)
Net increase (decrease) .......................... (579,390) $(5,836,297) (1,138,707) $(13,217,555)
Year ended February 29, 2020
Shares sold ................................... 458,551 $4,686,045 1,425,069 $16,611,056
Shares issued in reinvestment of distributions .......... 387,962 3,954,452 1,503,126 17,552,461
Shares redeemed ............................... (2,329,545) (23,715,844) (6,440,823) (75,020,883)
Net increase (decrease) .......................... (1,483,032) $(15,075,347) (3,512,628) $(40,857,366)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 63,299 $654,242 373,470 $4,470,249
Shares issued in reinvestment of distributions .......... 18,947 193,402 53,973 647,030
Shares redeemed
a
.............................. (391,739) (4,012,487) (1,375,439) (16,473,828)
Net increase (decrease) .......................... (309,493) $(3,164,843) (947,996) $(11,356,549)
Year ended February 29, 2020
Shares sold ................................... 342,083 $3,512,841 1,164,245 $13,797,257
Shares issued in reinvestment of distributions .......... 53,928 554,120 130,094 1,543,501
Shares redeemed
a
.............................. (1,019,257) (10,468,529) (1,852,423) (21,869,385)
Net increase (decrease) .......................... (623,246) $(6,401,568) (558,084) $(6,528,627)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 5,554 $57,000 64,871 $772,663
Shares issued in reinvestment of distributions .......... 420 4,255 4,715 55,897
Shares redeemed ............................... (2,901) (29,572) (26,784) (314,783)
Net increase (decrease) .......................... 3,073 $31,683 42,802 $513,777
Year ended February 29, 2020
Shares sold ................................... 13,754 $139,500 91,345 $1,068,364
Shares issued in reinvestment of distributions .......... 797 8,135 8,759 102,820
Shares redeemed ............................... (356) (3,628) (23,957) (281,383)
Net increase (decrease) .......................... 14,195 $144,007 76,147 $889,801
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 231,297 $2,342,599 1,587,528 $18,811,610
Shares issued in reinvestment of distributions .......... 21,555 218,209 87,431 1,035,752
Shares redeemed ............................... (234,494) (2,365,937) (877,032) (10,283,684)
Net increase (decrease) .......................... 18,358 $194,871 797,927 $9,563,678
Year ended February 29, 2020
Shares sold ................................... 613,321 $6,243,181 1,964,333 $23,027,381
Shares issued in reinvestment of distributions .......... 48,272 491,979 157,109 1,842,365
Shares redeemed ............................... (658,670) (6,686,477) (1,082,628) (12,665,691)
Net increase (decrease) .......................... 2,923 $48,683 1,038,814 $12,204,055
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 3,237,243 $40,849,784 4,687,111 $61,246,601
Shares issued in reinvestment of distributions .......... 85,404 1,076,818 162,305 2,113,056
Shares redeemed ............................... (672,756) (8,435,281) (937,564) (12,076,317)
Net increase (decrease) .......................... 2,649,891 $33,491,321 3,911,852 $51,283,340
Year ended February 29, 2020
Shares sold
a
................................... 4,814,682 $60,031,592 6,795,833 $87,458,472
Shares issued in reinvestment of distributions .......... 118,094 1,477,000 223,324 2,880,621
Shares redeemed ............................... (617,078) (7,706,110) (902,512) (11,625,922)
Net increase (decrease) .......................... 4,315,698 $53,802,482 6,116,645 $78,713,171
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,452,320 $18,297,187 1,777,901 $23,155,979
Shares issued in reinvestment of distributions .......... 461,754 5,817,101 902,531 11,733,493
Shares redeemed ............................... (2,683,453) (33,449,927) (4,239,376) (54,405,723)
Net increase (decrease) .......................... (769,379) $(9,335,639) (1,558,944) $(19,516,251)
Year ended February 29, 2020
Shares sold ................................... 3,284,425 $40,947,538 3,810,729 $48,907,076
Shares issued in reinvestment of distributions .......... 1,093,377 13,639,953 2,014,709 25,922,089
Shares redeemed ............................... (5,753,414) (71,669,397) (9,256,382) (118,807,660)
Net increase (decrease) .......................... (1,375,612) $(17,081,906) (3,430,944) $(43,978,495)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 522,348 $6,648,151 1,044,040 $13,780,620
Shares issued in reinvestment of distributions .......... 79,900 1,017,335 144,148 1,899,159
Shares redeemed
a
.............................. (2,139,253) (27,205,805) (2,755,467) (36,334,954)
Net increase (decrease) .......................... (1,537,005) $(19,540,319) (1,567,279) $(20,655,175)
Year ended February 29, 2020
Shares sold ................................... 1,601,343 $20,199,230 2,283,887 $29,786,736
Shares issued in reinvestment of distributions .......... 223,164 2,815,070 350,621 4,572,885
Shares redeemed
a
.............................. (3,270,276) (41,185,117) (4,420,520) (57,526,791)
Net increase (decrease) .......................... (1,445,769) $(18,170,817) (1,786,012) $(23,167,170)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 184,308 $2,325,611 267,248 $3,471,101
Shares issued in reinvestment of distributions .......... 8,875 112,015 11,651 151,788
Shares redeemed ............................... (126,557) (1,554,488) (94,917) (1,220,844)
Net increase (decrease) .......................... 66,626 $883,138 183,982 $2,402,045
Year ended February 29, 2020
Shares sold ................................... 249,218 $3,107,945 349,829 $4,505,283
Shares issued in reinvestment of distributions .......... 17,467 218,452 18,974 244,769
Shares redeemed ............................... (104,207) (1,299,760) (118,977) (1,530,717)
Net increase (decrease) .......................... 162,478 $2,026,637 249,826 $3,219,335
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 2,554,551 $32,142,818 3,380,598 $43,842,216
Shares issued in reinvestment of distributions .......... 181,235 2,286,849 247,366 3,221,212
Shares redeemed ............................... (1,972,720) (24,469,572) (1,997,554) (25,834,081)
Net increase (decrease) .......................... 763,066 $9,960,095 1,630,410 $21,229,347
Year ended February 29, 2020
Shares sold ................................... 4,918,231 $61,263,780 5,774,953 $74,297,443
Shares issued in reinvestment of distributions .......... 375,123 4,689,137 443,356 5,715,066
Shares redeemed ............................... (2,399,236) (29,861,987) (2,108,985) (27,177,705)
Net increase (decrease) .......................... 2,894,118 $36,090,930 4,109,324 $52,834,804
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2020
Shares sold
a
................................... 4,067,761 $47,984,495 3,575,523 $35,417,281
Shares issued in reinvestment of distributions .......... 160,723 1,887,175 145,712 1,438,299
Shares redeemed ............................... (1,605,858) (18,718,555) (760,684) (7,458,655)
Net increase (decrease) .......................... 2,622,626 $31,153,115 2,960,551 $29,396,925
Year ended February 29, 2020
Shares sold
a
................................... 8,821,390 $102,920,549 6,286,755 $62,389,689
Shares issued in reinvestment of distributions .......... 233,418 2,732,041 217,848 2,166,093
Shares redeemed ............................... (970,175) (11,335,108) (1,526,218) (15,150,279)
Net increase (decrease) .......................... 8,084,633 $94,317,482 4,978,385 $49,405,503
Class A1
Class A1 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 1,921,718 $22,465,364 929,737 $9,174,786
Shares issued in reinvestment of distributions .......... 824,383 9,665,779 974,276 9,607,198
Shares redeemed ............................... (4,206,637) (48,740,904) (4,213,624) (41,476,193)
Net increase (decrease) .......................... (1,460,536) $(16,609,761) (2,309,611) $(22,694,209)
Year ended February 29, 2020
Shares sold ................................... 4,647,678 $54,057,915 3,607,852 $35,709,420
Shares issued in reinvestment of distributions .......... 1,910,051 22,277,059 2,266,052 22,499,914
Shares redeemed ............................... (8,539,624) (99,420,382) (10,029,133) (99,455,315)
Net increase (decrease) .......................... (1,981,895) $(23,085,408) (4,155,229) $(41,245,981)
Class C
Class C Shares:
Six Months ended August 31, 2020
Shares sold ................................... 676,793 $8,076,396 430,538 $4,310,732
Shares issued in reinvestment of distributions .......... 92,235 1,098,312 142,513 1,424,108
Shares redeemed
a
.............................. (2,186,545) (25,922,433) (2,716,284) (27,250,997)
Net increase (decrease) .......................... (1,417,517) $(16,747,725) (2,143,233) $(21,516,157)
Year ended February 29, 2020
Shares sold ................................... 2,432,978 $28,811,943 1,387,673 $13,946,172
Shares issued in reinvestment of distributions .......... 236,076 2,796,966 387,768 3,900,703
Shares redeemed
a
.............................. (3,279,068) (38,789,413) (5,081,672) (51,065,829)
Net increase (decrease) .......................... (610,014) $(7,180,504) (3,306,231) $(33,218,954)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2020
Shares sold ................................... 254,799 $2,986,400 83,441 $826,403
Shares issued in reinvestment of distributions .......... 21,820 256,099 4,115 40,657
Shares redeemed ............................... (193,423) (2,256,164) (46,387) (445,792)
Net increase (decrease) .......................... 83,196 $986,335 41,169 $421,268
Year ended February 29, 2020
Shares sold ................................... 605,625 $7,056,533 87,172 $868,055
Shares issued in reinvestment of distributions .......... 40,739 476,076 8,047 80,076
Shares redeemed ............................... (165,899) (1,936,635) (42,431) (420,735)
Net increase (decrease) .......................... 480,465 $5,595,974 52,788 $527,396
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2020
Shares sold ................................... 2,414,406 $28,439,142 1,193,819 $11,767,934
Shares issued in reinvestment of distributions .......... 149,473 1,755,423 129,800 1,282,140
Shares redeemed ............................... (1,447,636) (16,839,316) (1,248,989) (12,281,298)
Net increase (decrease) .......................... 1,116,243 $13,355,249 74,630 $768,776
Year ended February 29, 2020
Shares sold ................................... 4,166,300 $48,624,793 3,336,834 $33,139,613
Shares issued in reinvestment of distributions .......... 288,112 3,367,698 264,571 2,632,196
Shares redeemed ............................... (1,807,421) (21,060,384) (2,271,911) (22,558,548)
Net increase (decrease) .......................... 2,646,991 $30,932,107 1,329,494 $13,213,261
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2020, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.476% 0.485% 0.562%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.478% 0.477% 0.468%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.471% 0.474%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $12,966 $12,113 $1,874 $9,749
CDSC retained ........................... $(45,496) $5,837 $233 $12,974
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16,057 $23,416 $24,562 $10,781
CDSC retained ........................... $12,226 $22,845 $14,470 $8,800
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended August 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2021.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2020, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $135,057 $106,016 $35,851 $167,840
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $164,182 $239,574 $177,153 $183,364
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $25,625,000 $4,800,000 $1,000,000 $2,600,000
Sales .................................. $22,100,000 $42,325,000 $800,000 $3,400,000
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $18,600,000 $34,505,000 $70,655,000 $29,175,000
Sales .................................. $16,100,000 $27,200,000 $17,755,000 $3,400,000

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2020, the capital loss carryforwards were as follows:
At August 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts, defaulted securities, non-deductible expenses and workout costs.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,068,474 $ 15,324,045 $ 7,217,969 $ 12,135,309
Long term ............................. 45,070,093 32,054,981 28,184,198 56,793,692
Total capital loss carryforwards ............ $59,138,567 $47,379,026 $35,402,167 $68,929,001
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 8,015,698 $ 18,712,526 $ 18,913,644 $ 12,586,107
Long term ............................. 2,525,891 15,808,552 53,704,100 79,281,529
Total capital loss carryforwards ............ $10,541,589 $34,521,078 $72,617,744 $91,867,636
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $905,889,001 $654,161,357 $192,101,575 $885,593,153
Unrealized appreciation ..................... $72,307,125 $52,997,877 $11,813,846 $76,672,403
Unrealized depreciation ..................... (2,339,305) (421,317) (60,059) (125,061)
Net unrealized appreciation (depreciation) ....... $69,967,820 $52,576,560 $11,753,787 $76,547,342
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $996,972,638 $1,492,782,656 $1,199,049,637 $1,006,717,190
Unrealized appreciation ..................... $73,524,772 $123,141,306 $93,745,156 $54,153,420
Unrealized depreciation ..................... (571,186) (285,575) (3,884,170) (3,557,325)
Net unrealized appreciation (depreciation) ....... $72,953,586 $122,855,731 $89,860,986 $50,596,095

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2020, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At August 31, 2020, the aggregate value of these securities for Franklin Oregon Tax-Free Income Fund and Franklin
Pennsylvania Tax-Free Income Fund was $6,698,213 and $6,912,500 representing 0.5% and 0.6%, respectively, of each
Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $92,110,081 $93,384,071 $18,914,613 $51,736,278
Sales .................................. $116,330,317 $95,439,072 $21,727,090 $23,000,000
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $69,268,495 $158,052,627 $144,564,495 $131,748,157
Sales .................................. $40,604,294 $121,197,893 $180,172,835 $154,027,596

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2020, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Statements of Investments.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
10. Credit Facility
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrowed to Maturity
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
MAC Municipal Assurance Corp
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
XLCA XL Capital Assurance, Inc.

Franklin Tax-Free Trust
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Tax-Free Trust
Shareholder Information

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Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

TF3 S 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisors, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                      N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By _ S\MATTHEW T. HINKLE ______
      Matthew T. Hinkle
      Chief Executive Officer –
  Finance and Administration
Date October 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _ S\MATTHEW T. HINKLE_______
      Matthew T. Hinkle
      Chief Executive Officer –
  Finance and Administration
Date October 27, 2020

By ___S\GASTON GARDEY___________
      Gaston Gardey
      Chief Financial Officer and
  Chief Accounting Officer
Date October 27, 2020